UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07989

                                                         Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                                          Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                          Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 97.26%
ASSET-BACKED SECURITIES — 1.17%**
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.40%	07/25/37	[2,3]	$922,763	$782,460
Goal Capital Funding Trust, Series 2006-1, Class A3
0.36%	11/25/26	[2]	320,617	317,401
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.76%	10/27/36	[2,3]	257,362	256,111
SLM Student Loan Trust, Series 2003-12, Class A5
0.52%	09/15/22	[2,3]	420,539	418,785
SLM Student Loan Trust, Series 2013-4, Class A
0.72%	06/25/27	[2]	369,135	369,546
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.30%	02/26/19	[2,3]	43,750	43,391

Total Asset-Backed Securities (Cost $2,327,836)				2,187,694

BANK LOANS — 0.34%*
Health Care — 0.34%
HCA, Inc., Term Loan B4
3.00%	05/01/18	[2]	639,039	640,171

Total Bank Loans (Cost $639,039)

CORPORATES — 13.03%*
Automotive — 0.48%
Nissan Motor Acceptance Corp.
0.95%	09/26/16	[2,3]	900,000	902,321

Banking — 2.34%
Abbey National Treasury Services PLC/London (United Kingdom)
1.82%	04/25/14	[2,4]	550,000	552,167
Bank of America N.A. (BKNT)
0.54%	06/15/17	[2]	750,000	734,587
Commonwealth Bank of Australia (Australia)
0.97%	03/17/14	[2,3,4]	600,000	600,125
HSBC Bank PLC (United Kingdom)
1.04%	01/17/14	[2,3,4]	550,000	550,170
JPMorgan Chase Bank N.A.
0.57%	06/13/16	[2]	550,000	547,466
JPMorgan Chase Bank N.A. (BKNT)
5.88%	06/13/16		295,000	327,370
Lloyds TSB Bank PLC (United Kingdom)
2.59%	01/24/14	[2,4]	500,000	500,701

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking (continued)
National Australia Bank Ltd., Series REGS (Australia)
0.97%	04/11/14	[2,4]	$550,000	$550,999

				4,363,585

Communications — 0.86%
AT&T, Inc.
2.50%	08/15/15		650,000	667,618
Verizon Communications, Inc.
1.77%	09/15/16	[2]	900,000	927,612

				1,595,230

Consumer Discretionary — 0.30%
Anheuser-Busch InBev Worldwide, Inc., Series FRN
0.79%	01/27/14	[2]	550,000	550,195

Electric — 0.32%
NextEra Energy Capital Holdings, Inc.
1.34%	09/01/15		600,000	604,244

Energy — 1.19%
CNOOC Finance 2013 Ltd. (China)
1.12%	05/09/16	[4]	500,000	500,119
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[3]	550,000	576,029
Petrobras Global Finance BV (Netherlands)
1.86%	05/20/16	[2,4]	500,000	495,847
Trans-Canada Pipelines Ltd. (Canada)
0.93%	06/30/16	[2,4]	650,000	655,105

				2,227,100

Finance — 2.45%
Citigroup, Inc.
1.20%	07/25/16	[2]	800,000	810,018
5.30%	01/07/16		275,000	297,947
Ford Motor Credit Co. LLC, Series FRN
1.49%	05/09/16	[2]	600,000	610,911
General Electric Capital Corp. (MTN)
0.38%	06/20/14	[2]	250,000	250,168
General Electric Capital Corp., Series A (MTN)
0.50%	09/15/14	[2]	300,000	300,664
General Electric Capital Corp., Series G (MTN)
0.89%	07/12/16	[2]	500,000	503,912
Goldman Sachs Group, Inc.
1.24%	02/07/14	[2]	430,000	430,311
Goldman Sachs Group, Inc., Series B (MTN)
0.64%	07/22/15	[2]	200,000	199,617
International Lease Finance Corp.
6.50%	09/01/14	[3]	350,000	363,563

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	$518,000	$537,046
Morgan Stanley (MTN)
0.70%	10/18/16	[2]	260,000	258,230

				4,562,387

Food — 0.27%
Kraft Foods Group, Inc.
1.62%	06/04/15		500,000	506,894

Industrials — 0.35%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	650,000	659,320

Insurance — 0.69%
Farmers Insurance Exchange
6.00%	08/01/14	[3]	460,000	470,479
Metropolitan Life Global Funding I
0.77%	07/15/16	[2,3]	250,000	251,543
1.70%	06/29/15	[3]	550,000	558,471

				1,280,493

Real Estate Investment Trust (REIT) — 3.66%
Brandywine Operating Partnership LP
7.50%	05/15/15		700,000	760,501
Camden Property Trust
5.00%	06/15/15		320,000	338,337
HCP, Inc.
2.70%	02/01/14		600,000	600,949
6.00%	01/30/17		1,100,000	1,233,682
Kimco Realty Corp. (MTN)
5.58%	11/23/15		560,000	606,997
Mid-America Apartments LP
5.50%	10/01/15	[3]	600,000	645,926
Nationwide Health Properties, Inc.
6.00%	05/20/15		550,000	589,113
Pan Pacific Retail Properties, Inc.
5.25%	09/01/15		500,000	534,408
Realty Income Corp.
5.50%	11/15/15		700,000	755,246
Weingarten Realty Investors, Series A (MTN)
4.86%	01/15/14		750,000	751,044

				6,816,203

Transportation — 0.12%
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.62%	08/15/16	[2]	233,767	227,922

Total Corporates (Cost $24,020,316)				24,295,894

Issues	Maturity Date		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS — 0.35%
Foreign Government Obligations — 0.35%
Kommuninvest I Sverige AB (Sweden)
0.24%	09/12/14	[2,3,4]	$645,000	$644,922

Total Foreign Government Obligations (Cost $645,000)
MORTGAGE-BACKED — 71.58%**
Commercial Mortgage-Backed — 9.91%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6, Class A3
4.51%	12/10/42		85,845	86,023
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6, Class A5
4.81%	12/10/42		865,000	886,015
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A4
5.20%	07/10/45	[2]	700,000	707,697
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.18%	09/10/47	[2]	535,000	569,494
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2
5.63%	04/10/49	[2]	514,879	517,650
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A3
5.65%	06/10/49	[2]	450,000	450,953
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AAB
5.71%	06/11/40	[2]	319,245	331,302
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3
5.74%	06/11/50		340,493	346,867
Commercial Mortgage Trust, Series 2005-CD1, Class A3
5.22%	07/15/44	[2]	701,587	707,825
Commercial Mortgage Trust, Series 2005-GG5, Class A41
5.24%	04/10/37	[2]	312,072	312,849
Commercial Mortgage Trust, Series 2006-C7, Class A4
5.75%	06/10/46	[2]	800,000	872,153
Commercial Mortgage Trust, Series 2006-C8, Class AAB
5.29%	12/10/46		233,463	237,186
Credit Suisse First Boston Commercial Mortgage Trust, Series 2005-C1, Class A4
5.01%	02/15/38	[2]	850,473	875,961
GE Capital Commercial Mortgage Corp. Trust, Series 2005-C1, Class A3
4.58%	06/10/48		295,223	298,305
GE Capital Commercial Mortgage Corp. Trust, Series 2005-C1, Class A5
4.77%	06/10/48	[2]	510,000	526,843

See accompanying notes to Schedule of Portfolio Investments.

2 / N-Q Report December 2013

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5
4.65%	01/12/37		$441,914	$443,330
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A6
4.90%	01/12/37		1,600,000	1,640,202
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class ASB
4.66%	07/15/42		234,542	238,134
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A3
5.23%	12/15/44	[2]	551,891	558,769
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.20%	12/15/44	[2]	425,000	453,103
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class ASB
5.51%	12/12/44	[2]	257,018	267,824
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	162,462	162,213
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class ASB
5.81%	06/15/49	[2]	380,899	407,292
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4
5.16%	02/15/31		635,000	679,440
Merrill Lynch Mortgage Investors, Inc., Series 2004-KEY2, Class A4
4.86%	08/12/39	[2]	772,953	785,378
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A5
4.86%	10/12/41	[2]	961,577	975,443
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		624,294	652,865
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class A2A
4.88%	08/13/42		236,482	238,311
Morgan Stanley Capital I Trust, Series 2005-T19, Class A4A
4.89%	06/12/47		545,000	571,920
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4
5.81%	08/12/41	[2]	520,000	572,321

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2
5.76%	04/12/49	[2]	$996,892	$1,012,377
Residential Accredit Loans, Inc., Series 2010-MB1, Class A1
2.37%	04/15/24	[3]	234,474	236,716
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4
4.80%	10/15/41		415,000	424,543
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A2
5.42%	04/15/47		216,729	217,184
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A1
2.50%	02/15/44	[3]	215,269	218,024

				18,482,512

Non-Agency Mortgage-Backed — 11.89%
Aames Mortgage Trust, Series 2002-1, Class A3 (STEP)
6.55%	06/25/32		34,578	33,629
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1
2.50%	05/25/35	[2]	824,727	720,012
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A12
2.66%	02/25/36	[2]	447,179	436,797
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A41
2.66%	02/25/36	[2]	615,252	587,114
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M2
0.62%	05/25/35	[2]	472,736	472,332
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		10,143	10,755
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.34%	07/20/36	[2]	322,084	320,560
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.20%	02/25/33	[2]	3,454	3,405
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.32%	02/25/47	[2]	482,935	421,378
Centex Home Equity, Series 2005-D, Class M1
0.60%	10/25/35	[2]	575,000	556,522
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.04%	02/25/34	[2]	120,455	118,096

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1
0.81%	08/25/35	[2]	$544,104	$534,957
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.34%	03/25/37	[2]	2,500,000	2,412,927
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		986	1,031
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		132,310	139,469
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AAB
5.62%	09/15/40	[2]	846,415	906,707
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2
2.66%	11/25/32	[2]	200,000	179,151
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A2A (STEP)
4.83%	04/25/37		71,127	71,833
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	508,670	508,694
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	682,872	679,759
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.54%	07/19/44	[2]	388,580	371,685
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
0.58%	04/25/35	[2]	514,046	513,318
Fremont Home Loan Trust, Series 2005-C, Class M1
0.64%	07/25/35	[2]	359,610	360,206
GE Mortgage Services LLC, Series 1998-HE1, Class A7
6.46%	06/25/28		98	97
GMAC Mortgage Corp. Loan Trust, Series 2003-GH1, Class A5 (STEP)
5.60%	07/25/34		25,921	26,380
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		6,692	6,690
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3
4.57%	08/10/42		135,575	136,191
GSAA Trust, Series 2006-2, Class 2A3
0.44%	12/25/35	[2]	500,000	492,990

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Home Equity Loan Trust, Series 2007-3, Class APT
1.37%	11/20/36	[2]	$882,545	$878,036
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
0.94%	12/25/34	[2]	710,461	586,177
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.72%	10/25/34	[2]	635,819	629,242
Indymac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[2]	75,833	75,619
Irwin Home Equity Corp., Series 2003-A, Class M2
2.82%	10/25/27	[2]	51,951	51,234
JPMorgan Mortgage Trust, Series 2005-A2, Class 9A1
2.68%	04/25/35	[2]	542,561	541,872
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.75%	01/25/34	[2]	14,575	14,100
MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1
3.08%	10/25/34	[2]	784,681	735,325
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.63%	06/25/34	[2]	21,386	19,917
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2
0.28%	03/25/47	[2]	737,684	714,639
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.60%	10/25/32	[2]	84,910	86,088
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A
2.23%	12/25/32	[2]	229,551	235,091
Mid-State Trust, Series 6, Class A4
7.79%	07/01/35		32,040	34,721
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A3
6.20%	01/15/15		516	518
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		25,813	25,934
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B
0.44%	05/25/35	[2]	796,099	791,135
Residential Asset Mortgage Products, Inc., Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33		372,652	375,484
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11
7.12%	03/25/16		8,529	8,800

See accompanying notes to Schedule of Portfolio Investments.

4 / N-Q Report December 2013

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31		$67,467	$67,467
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		131,071	135,574
Residential Asset Securities Corp., Series 2004-IP2, Class 2A1
2.51%	12/25/34	[2]	326,321	327,229
Residential Asset Securities Corp., Series 2005-KS12, Class A3
0.48%	01/25/36	[2]	698,000	661,136
Residential Funding Mortgage Securities II, Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		35,515	34,176
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		3,076	3,045
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.30%	12/25/36	[2]	774,774	757,274
Structured Asset Investment Loan Trust, Series 2005-5, Class M1
0.80%	06/25/35	[2]	798,000	793,957
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.18%	10/25/31	[2]	37,220	37,263
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[3,5]	5,279,890	77,524
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.96%	04/15/30	[2]	1,243	559
WaMu Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.66%	06/25/35	[2]	455,182	347,755
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.54%	06/25/42	[2]	84,596	78,037
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.44%	06/25/33	[2]	270,255	274,496
WaMu Mortgage Pass-Through Certificates, Series 2003-MS9, Class 1A
7.00%	04/25/33		2,499	2,586
Wells Fargo Home Equity Trust, Series 2005-3, Class M1
0.58%	11/25/35	[2]	909,978	911,389
Wells Fargo Home Equity Trust, Series 2005-4, Class AI3
0.54%	12/25/35	[2]	855,852	844,401

				22,180,485

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 49.78%
Fannie Mae Pool 111643
2.07%	09/01/20	[2]	$11,055	$11,114
Fannie Mae Pool 190656
6.50%	02/01/14		527	587
Fannie Mae Pool 254548
5.50%	12/01/32		446,406	492,818
Fannie Mae Pool 523829
8.00%	11/01/19		81,872	92,755
Fannie Mae Pool 555098
2.47%	11/01/32	[2]	57,210	60,574
Fannie Mae Pool 555424
5.50%	05/01/33		286,777	316,580
Fannie Mae Pool 567002
8.00%	05/01/23		60,753	68,890
Fannie Mae Pool 646884
1.79%	05/01/32	[2]	6,181	6,285
Fannie Mae Pool 648860
6.50%	05/01/17		179,351	189,194
Fannie Mae Pool 655127
7.00%	07/01/32		27,293	30,806
Fannie Mae Pool 655133
7.00%	08/01/32		32,776	37,086
Fannie Mae Pool 655151
7.00%	08/01/32		24,121	27,122
Fannie Mae Pool 745506
5.66%	02/01/16		461,720	498,373
Fannie Mae Pool 754001
2.78%	12/01/33	[2]	374,373	379,227
Fannie Mae Pool 762525
6.50%	11/01/33		60,390	67,147
Fannie Mae Pool 770900
2.31%	04/01/34	[2]	356,255	377,546
Fannie Mae Pool 893489
2.42%	09/01/36	[2]	75,226	79,136
Fannie Mae Pool AD0538
6.00%	05/01/24		254,671	280,318
Fannie Mae Pool AE0443
6.50%	10/01/39		435,225	486,718
Fannie Mae Pool AL0851
6.00%	10/01/40		379,115	419,988
Fannie Mae REMICS, Series 2003-29, Class F
0.66%	12/25/32	[2]	1,056,510	1,059,897
Fannie Mae REMICS, Series 2003-64, Class KS
9.43%	07/25/18	[2]	199,303	222,267
Fannie Mae REMICS, Series 2004-38, Class FT
0.60%	10/25/33	[2]	1,427,224	1,431,694

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2005-57, Class EG
0.46%	03/25/35	[2]	$1,694,956	$1,699,010
Fannie Mae REMICS, Series 2006-84, Class WF
0.46%	02/25/36	[2]	691,260	693,054
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		320,866	335,779
Fannie Mae REMICS, Series 2011-8, Class PF
0.66%	01/25/40	[2]	776,294	780,904
Fannie Mae REMICS, Series 2012-19, Class FP
0.66%	12/25/39	[2]	1,811,261	1,816,042
Fannie Mae REMICS, Series 2013-75, Class FC
0.42%	07/25/42	[2]	1,575,050	1,566,729
Fannie Mae REMICS. Series 2004-92, Class FD
0.52%	05/25/34	[2]	1,851,076	1,858,166
Fannie Mae, Series 1988-12, Class A
3.79%	02/25/18	[2]	39,902	41,594
Fannie Mae, Series 1993-80, Class S
10.68%	05/25/23	[2]	3,827	4,254
Fannie Mae, Series 2001-42, Class SB
8.50%	09/25/31	[2]	3,381	3,385
Fannie Mae, Series 2001-60, Class OF
1.12%	10/25/31	[2]	346,343	353,164
Fannie Mae, Series 2002-30, Class FB
1.16%	08/25/31	[2]	477,394	489,102
Fannie Mae, Series 2003-117, Class XF
0.52%	08/25/33	[2]	678,793	678,989
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34	[2]	50,206	57,496
Fannie Mae, Series 2003-134, Class FC
0.76%	12/25/32	[2]	1,613,345	1,628,174
Fannie Mae, Series 2004-60, Class FW
0.62%	04/25/34	[2]	531,314	535,554
Fannie Mae, Series 2004-79, Class F
0.46%	08/25/32	[2]	488,351	488,307
Fannie Mae, Series 2004-96, Class MT
7.00%	12/25/34	[2]	10,049	8,614
Fannie Mae, Series 2006-56, Class FD
0.42%	07/25/36	[2]	1,962,010	1,966,406
Fannie Mae, Series 2007-68, Class SC (IO)
6.54%	07/25/37	[2]	578,524	77,751
Fannie Mae, Series 2008-47, Class PF
0.66%	06/25/38	[2]	504,527	508,371

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2009-33, Class FB
0.98%	03/25/37	[2]	$509,079	$517,379
Fannie Mae, Series 2010-109, Class PF
0.56%	10/25/40	[2]	299,984	301,419
Fannie Mae, Series 2010-119, Class FK
0.66%	04/25/40	[2]	1,384,551	1,390,122
Fannie Mae, Series 2010-26, Class S (IO)
6.06%	11/25/36	[2]	1,646,741	235,461
Fannie Mae, Series 2010-35, Class FL
0.62%	07/25/38	[2]	1,601,641	1,608,901
Fannie Mae, Series 2011-71, Class FB
0.66%	05/25/37	[2]	626,776	631,381
Fannie Mae, Series 2012-33, Class F
0.68%	04/25/42	[2]	1,841,252	1,850,243
Freddie Mac Gold Pool C90237
6.50%	11/01/18		49,886	55,506
Freddie Mac Gold Pool C90474
7.00%	08/01/21		64,573	69,968
Freddie Mac Gold Pool D93410
6.50%	04/01/19		42,382	47,149
Freddie Mac Gold Pool G13107
5.50%	07/01/20		391,106	416,339
Freddie Mac Gold Pool P20295
7.00%	10/01/29		54,218	55,905
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A1
3.32%	07/25/20		816,934	867,989
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701, Class A2
3.88%	11/25/17		1,045,000	1,130,478
Freddie Mac Non Gold Pool 775554
2.64%	10/01/18	[2]	3,326	3,302
Freddie Mac Non Gold Pool 865369
3.17%	06/01/22	[2]	1,520	1,507
Freddie Mac REMICS, Series 2733, Class FB
0.77%	10/15/33	[2]	1,060,000	1,078,133
Freddie Mac REMICS, Series 2806, Class FV
0.61%	11/15/33	[2]	975,971	976,437
Freddie Mac REMICS, Series 2817, Class FC
0.62%	07/15/31	[2]	1,067,399	1,068,040
Freddie Mac REMICS, Series 2990, Class DE
0.55%	11/15/34	[2]	2,569,944	2,573,200
Freddie Mac REMICS, Series 2990, Class LE
0.49%	10/15/34	[2]	1,474,997	1,478,406

See accompanying notes to Schedule of Portfolio Investments.

6 / N-Q Report December 2013

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3001, Class HS
16.33%	02/15/35	[2]	$99,913	$117,847
Freddie Mac REMICS, Series 3085, Class FW
0.87%	08/15/35	[2]	2,045,034	2,067,769
Freddie Mac REMICS, Series 3174, Class FM
0.41%	05/15/36	[2]	2,252,220	2,255,066
Freddie Mac REMICS, Series 3423, Class FA
0.67%	06/15/36	[2]	1,799,872	1,804,486
Freddie Mac REMICS, Series 3652, Class PF
0.92%	07/15/32	[2]	621,317	627,705
Freddie Mac REMICS, Series 3806, Class DF
0.57%	08/15/25	[2]	843,563	848,056
Freddie Mac REMICS, Series 3828, Class TF
0.57%	04/15/29	[2]	860,902	864,809
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		1,057,517	1,147,798
Freddie Mac REMICS, Series 3877, Class FQ
0.57%	08/15/38	[2]	674,292	674,558
Freddie Mac REMICS, Series 4170, Class FW
1.12%	01/15/33	[2]	1,367,112	1,355,022
Freddie Mac Strips, Series 263, Class F5
0.67%	06/15/42	[2]	976,879	979,982
Freddie Mac, Series 1526, Class L
6.50%	06/15/23		10,440	11,560
Freddie Mac, Series 2368, Class AF
1.12%	10/15/31	[2]	207,873	212,140
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		10,165	983
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		22,386	442
Freddie Mac, Series 2945, Class LD
4.00%	02/15/35		140,271	147,030
Freddie Mac, Series 2971, Class AB
5.00%	05/15/20		21,211	23,019
Freddie Mac, Series 3196, Class FA
0.52%	04/15/32	[2]	1,267,647	1,271,078
Freddie Mac, Series 3300, Class FA
0.47%	08/15/35	[2]	1,903,241	1,905,660
Freddie Mac, Series 3325, Class NF
0.47%	08/15/35	[2]	382,334	382,823

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 3345, Class FP
0.37%	11/15/36	[2]	$61,213	$61,238
Freddie Mac, Series 3345, Class PF
0.35%	05/15/36	[2]	71,565	71,585
Freddie Mac, Series 3346, Class FA
0.40%	02/15/19	[2]	1,664,310	1,666,418
Freddie Mac, Series 3626, Class MA
5.00%	02/15/30		319,071	325,516
Freddie Mac, Series 3895, Class BF
0.67%	07/15/41	[2]	695,627	698,891
Freddie Mac, Series 3946, Class FG
0.52%	10/15/39	[2]	1,192,900	1,196,097
Freddie Mac, Series 4109, Class KF
0.57%	05/15/32	[2]	2,099,119	2,093,189
Ginnie Mae II Pool 80546
1.62%	10/20/31	[2]	25,936	26,918
Ginnie Mae II Pool 80610
1.62%	06/20/32	[2]	319,884	331,565
Ginnie Mae II Pool 80614
1.62%	07/20/32	[2]	42,234	43,916
Ginnie Mae II Pool 80687
1.62%	04/20/33	[2]	201,595	208,958
Ginnie Mae II Pool 8339
1.62%	12/20/23	[2]	47,379	49,166
Ginnie Mae II Pool 8684
1.62%	08/20/25	[2]	64,822	67,397
Ginnie Mae II Pool MA0331
2.50%	08/20/42	[2]	842,552	872,738
Ginnie Mae, Series 2001-22, Class FK
0.52%	05/16/31	[2]	1,766,167	1,776,271
Ginnie Mae, Series 2001-51, Class FA
0.67%	10/16/31	[2]	2,000,031	2,018,858
Ginnie Mae, Series 2002-16, Class FV
0.57%	02/16/32	[2]	1,981,628	1,996,619
Ginnie Mae, Series 2002-20, Class FC
0.47%	03/16/32	[2]	960,368	961,205
Ginnie Mae, Series 2002-72, Class FB
0.57%	10/20/32	[2]	496,183	499,999
Ginnie Mae, Series 2002-72, Class FC
0.57%	10/20/32	[2]	473,232	476,872
Ginnie Mae, Series 2003-39, Class GF
0.52%	05/20/32	[2]	90,920	90,941
Ginnie Mae, Series 2003-42, Class FA
0.57%	07/16/31	[2]	1,992,985	2,003,905
Ginnie Mae, Series 2004-2, Class FW
1.57%	01/16/34	[2]	489,376	521,841
Ginnie Mae, Series 2009-66, Class UF
1.17%	08/16/39	[2]	599,572	612,835

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 7

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2009-92, Class FC
0.97%	10/16/39	[2]	$610,573	$618,415
Ginnie Mae, Series 2010-108, Class PF
0.57%	02/20/38	[2]	1,697,229	1,702,928
Ginnie Mae, Series 2010-118, Class B
2.81%	07/16/39		495,705	501,127
Ginnie Mae, Series 2010-132, Class AD
3.15%	05/16/40		874,243	887,358
Ginnie Mae, Series 2010-2, Class FA
0.67%	05/20/37	[2]	1,916,323	1,924,361
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	8,289,397	124,133
Ginnie Mae, Series 2011-80, Class BF
0.50%	06/20/36	[2]	1,892,039	1,896,838
Ginnie Mae, Series 2012-10, Class FP
0.47%	01/20/41	[2]	1,420,157	1,420,555
Ginnie Mae, Series 2012-13, Class KF
0.47%	07/20/38	[2]	1,888,997	1,892,373
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10
2.06%	01/15/22		830,567	837,435
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.62%	10/07/20	[2]	1,503,268	1,511,355
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.54%	11/06/17	[2]	1,170,675	1,173,762
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.73%	12/08/20	[2]	979,321	989,918
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.70%	03/09/21	[2]	1,031,471	1,034,154
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.57%	03/11/20	[2]	720,015	723,109
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.55%	03/06/20	[2]	523,812	525,091
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.55%	04/06/20	[2]	864,919	866,760
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.55%	05/07/20	[2]	240,316	240,551

				92,825,226

Total Mortgage-Backed (Cost $132,821,541)				133,488,223

Issues	Maturity Date		Principal Amount	Value

MUNICIPAL BONDS — 0.66%*
California — 0.28%
State of California, Taxable, Various Purpose, Series 3
5.45%	04/01/15		$500,000	$530,780

Illinois — 0.38%
State of Illinois, Taxable Bonds
4.03%	03/01/14		300,000	301,509
4.07%	01/01/14		400,000	400,000

Total Municipal Bonds (Cost $1,228,476)				1,232,289

U.S. AGENCY SECURITIES — 3.91%
U.S. Agency Securities — 3.91%
Fannie Mae
0.36%	06/23/14	[2]	1,200,000	1,201,361
0.63%	05/23/16		1,120,000	1,118,393
Federal Farm Credit Bank
0.19%	09/19/14	[2]	780,000	780,126
Federal Home Loan Bank
0.22%	10/07/15	[2]	940,000	940,315
0.55%	06/03/16		725,000	723,349
Federal Home Loan Bank (STEP)
0.75%	05/26/28		680,000	647,956
Freddie Mac
0.40%	04/30/15		1,880,000	1,881,688

Total U.S. Agency Securities (Cost $7,323,796)				7,293,188

U.S. TREASURY SECURITIES — 6.22%
U.S. Treasury Notes — 6.22%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[6]	3,475,000	3,829,929
1.25%	04/15/14	[6]	2,115,000	2,350,489
2.00%	07/15/14	[6]	4,275,000	5,416,684

Total U.S. Treasury Securities (Cost $11,708,286)				11,597,102

Total Bonds – 97.26% (Cost $180,714,290)				181,379,483

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 2.56%
Commercial Paper — 0.80%
RBS Holdings USA, Inc.
0.36%[7]	01/22/14		1,500,000	1,499,850

See accompanying notes to Schedule of Portfolio Investments.

8 / N-Q Report December 2013

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds — 1.17%
Dreyfus Cash Advantage Fund
0.06%[8]		$1,876,000	$1,876,000
DWS Money Market Series Institutional Funds
0.05%[8]		297,000	297,000

			2,173,000

U.S. Agency Discount Notes — 0.59%
Federal Home Loan Bank
0.07%[7]	02/07/14	1,100,000	1,099,929

Total Short-Term Investments (Cost $4,772,629)			4,772,779

Total Investments – 99.82% (Cost $185,486,919)[1]			186,152,262

Cash and Other Assets, Less Liabilities – 0.18%			343,027

Net Assets – 100.00%			$186,495,289

Notes:

[1]	Cost for federal income tax purposes is $185,494,078 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,602,580
Gross unrealized depreciation	(944,396)

Net unrealized appreciation	$658,184

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2013.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $77,524, which is 0.04% of total net assets.
[6]	Inflation protected security. Principal amount reflects original security face amount.
[7]	Represents annualized yield at date of purchase.
[8]	Represents the current yield as of December 31, 2013.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 9

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 88.95%
ASSET-BACKED SECURITIES — 9.88%**
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.48%	06/14/37	[2,3]	$4,128,797	$3,839,781
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.66%	10/19/24	[2,3,4]	4,200,000	4,196,997
Apidos CDO II, Series 2005-2A, Class C (Cayman Islands)
2.04%	12/21/18	[2,3,4]	1,750,000	1,710,948
ARES CLO Ltd., Series 2007-12A, Class A (Cayman Islands)
0.87%	11/25/20	[2,3,4]	6,493,081	6,462,968
Axis Equipment Finance Receivables LLC, Series 2012-1l, Class D
5.50%	11/20/15	†	1,000,000	985,057
Axis Equipment Finance Receivables LLC, Series 2012-1l, Class E1
6.25%	04/20/16	†	1,000,000	940,057
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.47%	11/14/33	[2,3,4]	3,120,907	2,621,562
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.46%	04/25/35	[2,3]	673,821	599,490
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.48%	08/25/35	[2,3]	2,884,394	2,412,210
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.38%	03/25/37	[2,3]	563,345	474,388
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.40%	07/25/37	[2,3]	9,566,748	8,112,158
Blue Hill CLO Ltd., Series 2013-1A, Class A
1.77%	01/15/26	[2,3]	8,350,000	8,332,724
BlueMountain CLO Ltd., Series 2013-4A, Class A (Cayman Islands)
1.74%	04/15/25	2,3,4,†	4,475,000	4,474,978
Brazos Higher Education Authority, Inc., Series 2003 I, Class A3
0.38%	09/26/22	[2]	4,550,000	4,508,684
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.44%	02/25/35	[2]	3,035,000	3,027,705
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.24%	10/27/36	[2]	5,040,000	4,995,623
Castle Trust, Series 2003-1AW, Class A1
0.92%	05/15/27	[2,3]	690,335	628,205
Cent CLO LP, Series 2013-19A, Class A1A (Cayman Islands)
1.57%	10/29/25	[2,3,4]	10,168,731	10,087,208

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd., Series 2012-2A, Class A3L (Cayman Islands)
3.24%	12/05/24	[2,3,4]	$1,000,000	$993,693
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	3,325,000	3,359,230
Dryden XXII Senior Loan Fund, Series 2013-30A, Class A (Cayman Islands)
1.49%	11/15/25	[2,3,4]	7,500,000	7,404,690
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
0.96%	04/26/32	[2,3]	8,375,000	8,059,226
Flatiron CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.69%	01/17/26	[2,3,4]	7,810,000	7,761,305
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
0.82%	08/27/46	[2,3]	10,219,002	9,659,207
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.31%	05/25/23	[2,3]	2,676,665	2,641,269
GE Business Loan Trust, Series 2004-2A, Class A
0.39%	12/15/32	[2,3]	4,590,882	4,348,593
GE Business Loan Trust, Series 2005-1A, Class A3
0.42%	06/15/33	[2,3]	2,599,520	2,438,088
Goal Capital Funding Trust, Series 2006-1, Class A3
0.36%	11/25/26	[2]	4,529,864	4,484,421
Goal Capital Funding Trust, Series 2006-1, Class B
0.69%	08/25/42	[2]	4,605,521	3,997,608
Highland Loan Funding Ltd., Series 1A, Class A2A (Cayman Islands)
0.92%	08/01/14	[2,3,4]	673,441	671,839
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.63%	10/15/23	[2,3,4]	4,550,000	4,526,399
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	5,603,204	5,569,691
Latitude CLO II Corp., Series 2006-2A, Class A2 (Cayman Islands)
0.57%	12/15/18	[2,3,4]	5,000,000	4,903,304
LCM VI Ltd., Series 6A, Class A (Cayman Islands)
0.47%	05/28/19	[2,3,4]	5,969,000	5,825,844
MSIM Peconic Bay Ltd., Series 2007-1A, Class C (Cayman Islands)
2.24%	07/20/19	[2,3,4]	3,170,000	3,163,347
National Collegiate Student Loan Trust, Series 2006-1, Class A3
0.36%	05/25/26	[2]	8,085,599	7,963,991

See accompanying notes to Schedule of Portfolio Investments.

10 / N-Q Report December 2013

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.32%	10/25/27	[2]	$2,551,092	$2,438,604
National Collegiate Student Loan Trust, Series 2007-1, Class A3
0.40%	07/25/30	[2]	2,200,000	1,852,003
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.30%	06/26/28	[2]	6,157,905	5,788,184
National Collegiate Student Loan Trust, Series 2007-4, Class A2A3
3.67%	12/26/25	[2]	1,025,000	1,032,359
Nelnet Student Loan Trust, Series 2007-1, Class A1
0.25%	11/27/18	[2]	640,039	638,871
Nelnet Student Loan Trust, Series 2008-4, Class A4
1.72%	04/25/24	[2]	760,000	790,370
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.76%	10/27/36	[2,3]	4,233,166	4,212,589
Nelnet Student Loan Trust, Series 2013-1A, Class A
0.76%	06/25/41	[2,3]	6,221,397	6,140,808
North Carolina State Education Authority, Series 2011-1, Class A3
1.14%	10/25/41	[2]	5,500,000	5,377,405
Northstar Education Finance, Inc.
0.36%	04/28/30	[2]	5,605,000	5,394,764
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.66%	11/20/23	[2,3,4]	4,400,000	4,384,578
Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B
0.50%	08/25/21		3,750,000	3,660,248
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1 (Cayman Islands)
1.63%	10/20/25	[2,3,4]	9,813,616	9,789,641
OHA Loan Funding Ltd., Series 2012-1A, Class A (Cayman Islands)
1.63%	01/23/25	[2,3,4]	7,000,000	6,992,152
SLC Student Loan Trust, Series 2004-1, Class B
0.53%	08/15/31	[2]	2,236,653	1,982,716
SLC Student Loan Trust, Series 2006-1, Class A4
0.32%	12/15/21	[2]	245,112	244,045
SLC Student Loan Trust, Series 2007-1, Class A4
0.30%	05/15/29	[2]	8,000,000	7,698,744
SLM Student Loan Trust, Series 2003-12, Class A5
0.52%	09/15/22	[2,3]	6,453,362	6,426,438

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-2, Class B
0.71%	07/25/39	[2]	$2,562,891	$2,319,782
SLM Student Loan Trust, Series 2004-5A, Class A5
0.84%	10/25/23	[2,3]	7,000,000	7,026,164
SLM Student Loan Trust, Series 2004-7, Class A5
0.41%	01/27/20	[2]	643,241	640,237
SLM Student Loan Trust, Series 2004-8, Class B
0.70%	01/25/40	[2]	953,012	841,224
SLM Student Loan Trust, Series 2004-9, Class A5
0.39%	01/27/20	[2]	161,032	160,143
SLM Student Loan Trust, Series 2004-A, Class A3
0.64%	06/15/33	[2]	1,900,000	1,725,709
SLM Student Loan Trust, Series 2004-B, Class A3
0.57%	03/15/24	[2]	5,100,000	4,606,715
SLM Student Loan Trust, Series 2004-B, Class A4
0.67%	09/15/33	[2]	2,050,000	1,663,786
SLM Student Loan Trust, Series 2005-2, Class A5
0.33%	04/27/20	[2]	3,337,233	3,326,060
SLM Student Loan Trust, Series 2005-4, Class B
0.42%	07/25/40	[2]	3,139,621	2,725,794
SLM Student Loan Trust, Series 2006-2, Class A6
0.41%	01/25/41	[2]	6,000,000	5,245,251
SLM Student Loan Trust, Series 2006-4, Class A4
0.32%	04/25/23	[2]	1,249,120	1,248,853
SLM Student Loan Trust, Series 2006-8, Class A6
0.40%	01/25/41	[2]	6,000,000	5,247,414
SLM Student Loan Trust, Series 2006-B, Class A5
0.51%	12/15/39	[2]	1,400,000	1,205,260
SLM Student Loan Trust, Series 2007-2, Class A2
0.24%	07/25/17	[2]	1,971,567	1,967,889
SLM Student Loan Trust, Series 2007-6, Class B
1.09%	04/27/43	[2]	1,080,000	941,148
SLM Student Loan Trust, Series 2007-7, Class A3
0.48%	04/25/17	[2]	7,000,000	6,969,894
SLM Student Loan Trust, Series 2008-2, Class B
1.44%	01/25/29	[2]	1,080,000	945,505

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 11

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-3, Class B
1.44%	04/25/29	[2]	$1,080,000	$969,420
SLM Student Loan Trust, Series 2008-4, Class B
2.09%	04/25/29	[2]	1,080,000	1,046,876
SLM Student Loan Trust, Series 2008-5, Class A3
1.54%	01/25/18	[2]	6,100,000	6,154,153
SLM Student Loan Trust, Series 2008-5, Class A4
1.94%	07/25/23	[2]	7,000,000	7,327,390
SLM Student Loan Trust, Series 2008-5, Class B
2.09%	07/25/29	[2]	1,080,000	1,069,557
SLM Student Loan Trust, Series 2008-6, Class B
2.09%	07/25/29	[2]	1,080,000	1,033,440
SLM Student Loan Trust, Series 2008-7, Class B
2.09%	07/25/29	[2]	1,080,000	1,067,796
SLM Student Loan Trust, Series 2008-8, Class B
2.49%	10/25/29	[2]	1,080,000	1,089,358
SLM Student Loan Trust, Series 2008-9, Class B
2.49%	10/25/29	[2]	1,080,000	1,096,203
SLM Student Loan Trust, Series 2012-1, Class A3
1.12%	09/25/28	[2]	429,000	435,028
SLM Student Loan Trust, Series 2012-5, Class A2
0.46%	06/25/19	[2]	575,000	573,289
SLM Student Loan Trust, Series 2012-6, Class A2
0.44%	09/25/19	[2]	485,000	483,120
SLM Student Loan Trust, Series 2012-7, Class A3
0.82%	05/26/26	[2]	4,460,000	4,409,505
SLM Student Loan Trust, Series 2013-4, Class A
0.72%	06/25/27	[2]	5,716,730	5,723,101
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.54%	10/20/23	[2,3,4]	1,750,000	1,770,526
South Carolina Student Loan Corp., Series A2
0.36%	12/01/20	[2]	4,905,000	4,856,655
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
1.67%	07/01/42	[2,3]	4,500,000	3,426,462
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.50%	04/16/22	[2,3,4]	1,800,000	1,801,588

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
TAL Advantage LLC, Series 2006-1, Class NOTE
0.36%	04/20/21	[2,3]	$1,370,833	$1,353,592
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26	[3]	1,062,500	1,069,428
TAL Advantage LLC, Series 2012-1A, Class A
3.86%	05/20/27	[3]	5,698,083	5,744,335
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.42%	05/15/20	[2,3,4]	687,083	681,124
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.30%	02/26/19	[2,3]	900,521	893,138

Total Asset-Backed Securities (Cost $330,532,426)				333,908,919

BANK LOANS — 1.13%*
Electric — 0.07%
Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien
4.73%	10/10/17	[2]	3,000,000	2,082,510
Texas Competitive Electric Holdings Co. LLC, Term Loan NONEXT, 1st Lien
3.73%	10/10/14	[2]	465,072	330,550

				2,413,060

Energy — 0.38%
Alinta Energy Finance Pty Ltd., Term Loan B, 1st Lien
6.38%	08/07/19	[2]	6,553,750	6,575,574
Alinta Energy Finance Pty Ltd., Term Loan DD, 1st Lien
0.50%	08/07/19	[2]	429,825	431,256
Offshore Group Investment Ltd., Term Loan B, 1st Lien
5.00%	10/25/17	[2]	5,842,105	5,895,969

				12,902,799

Health Care — 0.40%
HCA, Inc., Term Loan B4
3.00%	05/01/18	[2]	6,066,179	6,076,916
Valeant Pharmaceuticals International, Inc., Term Loan (Canada)
4.50%	05/30/20	[2,4]	7,462,500	7,523,916

				13,600,832

Services — 0.05%
AABS Ltd., Series 2013-1, Class A (STEP)
4.72%	01/15/38	2,†	1,602,791	1,626,819

See accompanying notes to Schedule of Portfolio Investments.

12 / N-Q Report December 2013

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Transportation — 0.23%
US Airways, Inc., Term Loan B2, 1st Lien
3.25%	11/23/16	[2]	$7,500,000	$7,543,388

Total Bank Loans (Cost $37,738,036)				38,086,898

CORPORATES — 19.92%*
Automotive — 0.65%
Daimler Finance North America LLC
1.88%	09/15/14	[3]	7,000,000	7,046,589
Nissan Motor Acceptance Corp.
0.95%	09/26/16	[2,3]	15,000,000	15,038,679

				22,085,268

Banking — 3.26%
Abbey National Treasury Services PLC/London (United Kingdom)
1.82%	04/25/14	[2,4]	9,405,000	9,442,062
Ally Financial, Inc.
2.44%	12/01/14	[2]	1,424,000	1,436,460
Bank of America Corp.
6.50%	08/01/16		5,600,000	6,326,706
7.38%	05/15/14		1,365,000	1,398,256
Bank of America Corp., Series L (MTN)
5.65%	05/01/18		300,000	341,969
Bank of America N.A. (BKNT)
0.52%	06/15/16	[2]	800,000	793,745
0.54%	06/15/17	[2]	2,500,000	2,448,625
6.10%	06/15/17		5,000,000	5,672,609
Capital One Financial Corp.
1.00%	11/06/15		2,600,000	2,602,973
7.38%	05/23/14		5,000,000	5,129,260
Commonwealth Bank of Australia (Australia)
2.12%	03/17/14	[3,4]	10,000,000	10,035,403
HSBC Bank PLC (United Kingdom)
1.04%	01/17/14	[2,3,4]	10,000,000	10,003,086
JPMorgan Chase & Co.
3.45%	03/01/16		5,300,000	5,574,467
JPMorgan Chase Bank N.A.
0.57%	06/13/16	[2]	4,250,000	4,230,419
JPMorgan Chase Bank N.A. (BKNT)
6.00%	10/01/17		12,700,000	14,542,681
Lloyds TSB Bank PLC (United Kingdom)
4.88%	01/21/16	[4]	10,380,000	11,169,000
National Australia Bank Ltd., Series REGS (Australia)
0.97%	04/11/14	[2,4]	8,775,000	8,790,940
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[4]	5,000,000	5,117,310

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking (continued)
Westpac Banking Corp. (Australia)
0.98%	03/31/14	[2,3,4]	$5,000,000	$5,009,346

				110,065,317

Communications — 0.53%
AT&T, Inc.
2.50%	08/15/15		5,991,000	6,153,380
Intelsat Jackson Holdings SA (Luxembourg)
7.25%	10/15/20	[4]	4,605,000	5,053,988
Verizon Communications, Inc.
1.99%	09/14/18	[2]	2,950,000	3,114,256
3.65%	09/14/18		3,456,000	3,663,567

				17,985,191

Consumer Discretionary — 0.39%
Catholic Health Initiatives
2.60%	08/01/18		13,000,000	12,993,727

Electric — 1.74%
Dayton Power & Light Co.
1.88%	09/15/16	[3]	12,370,000	12,475,657
FirstEnergy Corp., Series A
2.75%	03/15/18		6,000,000	5,899,041
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	3,320,000	4,058,523
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[3]	50,442	47,668
Homer City Generation LP (PIK)
8.14%	10/01/19	[5]	8,200,000	8,692,000
Ipalco Enterprises, Inc.
7.25%	04/01/16	[3]	7,500,000	8,268,750
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		14,109,000	16,600,575
W3A Funding Corp.
8.09%	01/02/17		2,771,163	2,763,378

				58,805,592

Energy — 1.80%
CNOOC Finance 2013 Ltd. (China)
1.12%	05/09/16	[4]	7,000,000	7,001,665
El Paso Pipeline Partners
4.10%	11/15/15		3,000,000	3,170,301
Energy Transfer Partners LP
3.26%	11/01/66	[2]	3,000,000	2,745,000
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[3]	6,450,000	6,755,254
Petrobras Global Finance BV (Netherlands)
1.86%	05/20/16	[2,4]	8,000,000	7,933,552
Sabine Pass LNG LP
7.50%	11/30/16		10,752,000	12,203,520

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 13

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
7.50%	11/30/16	[3]	$4,275,000	$4,723,875
Sinopec Capital 2013 Ltd. (China)
1.25%	04/24/16	[3,4]	4,300,000	4,285,750
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		8,673,000	9,852,884
Trans-Canada Pipelines Ltd. (Canada)
0.93%	06/30/16	[2,4]	2,065,000	2,081,219

				60,753,020

Finance — 5.08%
Chase Capital II, Series B
0.74%	02/01/27	[2]	2,398,000	1,978,350
Chase Capital VI
0.87%	08/01/28	[2]	1,000,000	825,000
CIT Group, Inc.
4.25%	08/15/17		3,686,000	3,870,300
5.00%	05/15/17		3,500,000	3,749,550
Citigroup, Inc.
1.20%	07/25/16	[2]	10,000,000	10,125,229
2.50%	09/26/18		10,000,000	10,083,780
5.50%	10/15/14		3,510,000	3,641,095
6.38%	08/12/14		10,500,000	10,873,976
Ford Motor Credit Co. LLC
7.00%	04/15/15		1,500,000	1,615,800
Ford Motor Credit Co. LLC, Series FRN
1.49%	05/09/16	[2]	8,000,000	8,145,481
General Electric Capital Corp. (MTN)
0.38%	06/20/14	[2]	3,500,000	3,502,349
0.62%	05/05/26	[2]	6,300,000	5,773,652
General Electric Capital Corp., Series A (MTN)
0.50%	09/15/14	[2]	10,169,000	10,191,500
General Electric Capital Corp., Series E (MTN)
0.37%	03/20/14	[2]	5,500,000	5,499,197
General Electric Capital Corp., Series G (MTN)
0.89%	07/12/16	[2]	5,485,000	5,527,915
Goldman Sachs Group, Inc.
0.74%	01/12/15	[2]	1,900,000	1,899,333
1.24%	02/07/14	[2]	4,000,000	4,002,892
2.38%	01/22/18		1,000,000	1,004,560
5.12%	01/15/15		583,000	609,149
6.15%	04/01/18		3,500,000	4,017,174
Hyundai Capital America
1.88%	08/09/16	[3]	8,935,000	8,973,036
International Lease Finance Corp.
6.50%	09/01/14	[3]	9,700,000	10,075,875
JPMorgan Chase Capital XIII, Series M
1.20%	09/30/34	[2]	2,465,000	1,967,995

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
JPMorgan Chase Capital XXI, Series U
1.19%	02/02/37	[2]	$5,250,000	$3,937,500
JPMorgan Chase Capital XXIII
1.24%	05/15/47	[2]	7,950,000	5,936,694
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	5,000,000	5,183,840
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	30,000	33,450
8.95%	05/18/17	[2]	30,000	33,714
9.57%	06/06/17	[2]	5,184,000	5,942,419
Morgan Stanley
0.72%	10/15/15	[2]	2,830,000	2,825,277
3.80%	04/29/16		3,800,000	4,019,875
4.20%	11/20/14		750,000	774,019
6.00%	05/13/14		3,890,000	3,968,762
Morgan Stanley, Series G (MTN)
0.54%	01/09/14	[2]	1,405,000	1,405,027
Prudential Holdings LLC (AGM)
1.12%	12/18/17	[2,3]	9,141,429	9,062,700
Woodbourne Capital Trust I
2.67%	04/29/49	[2,3,6]	595,000	303,450
Woodbourne Capital Trust IV
2.57%	04/08/49	[2,3,6]	1,000,000	510,000
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	8,966,000	9,638,450

				171,528,365

Food — 0.16%
Kraft Foods Group, Inc.
1.62%	06/04/15		5,325,000	5,398,416

Health Care — 0.61%
Catholic Health Initiatives
1.60%	11/01/17		1,145,000	1,112,102
HCA, Inc.
7.25%	09/15/20		1,750,000	1,911,875
Providence Health & Services Obligated Group
0.90%	10/01/15	[2]	3,000,000	2,994,886
1.05%	10/01/16	[2]	2,750,000	2,741,053
1.20%	10/01/17	[2]	11,940,000	11,895,803

				20,655,719

Industrials — 0.24%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	8,075,000	8,190,779

Insurance — 0.74%
Berkshire Hathaway, Inc.
0.94%	08/15/14	[2]	785,000	788,466
2.20%	08/15/16		1,010,000	1,045,221

See accompanying notes to Schedule of Portfolio Investments.

14 / N-Q Report December 2013

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Insurance (continued)
Farmers Insurance Exchange
6.00%	08/01/14	[3]	$6,835,000	$6,990,706
Metropolitan Life Global Funding I
0.77%	07/15/16	[2,3]	2,000,000	2,012,340
1.88%	06/22/18	[3]	7,500,000	7,327,186
5.12%	06/10/14	[3]	3,230,000	3,297,300
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	3,550,000	3,607,688

				25,068,907

Materials — 0.07%
Rio Tinto Finance USA PLC, Series FRN
1.08%	06/17/16	[2]	2,380,000	2,398,370

Real Estate Investment Trust (REIT) — 3.89%
Brandywine Operating Partnership LP
7.50%	05/15/15		8,247,000	8,959,788
BRE Properties, Inc.
5.50%	03/15/17		4,225,000	4,638,125
HCP, Inc.
6.00%	01/30/17		16,073,000	18,026,336
HCP, Inc. (MTN)
6.30%	09/15/16		7,600,000	8,563,802
HCP, Inc., Series E (MTN)
6.00%	06/15/14		4,985,000	5,101,723
Health Care REIT, Inc.
3.62%	03/15/16		3,000,000	3,142,238
4.70%	09/15/17		6,291,000	6,844,142
Healthcare Realty Trust, Inc.
6.50%	01/17/17		3,771,000	4,231,944
Host Hotels & Resorts LP (WI)
5.88%	06/15/19		10,051,000	10,911,697
Liberty Property LP
5.12%	03/02/15		5,305,000	5,547,587
Mid-America Apartments LP
5.50%	10/01/15	[3]	9,640,000	10,377,884
Nationwide Health Properties, Inc.
6.00%	05/20/15		3,000,000	3,213,345
Realty Income Corp.
5.50%	11/15/15		9,815,000	10,589,622
UDR, Inc. (MTN)
5.25%	01/15/16		6,425,000	6,889,010
Ventas Realty LP/Ventas Capital Corp.
1.55%	09/26/16		15,485,000	15,588,332
2.00%	02/15/18		4,935,000	4,855,887
WEA Finance LLC/WT Finance Aust Pty Ltd.
5.75%	09/02/15	[3]	3,500,000	3,776,703

				131,258,165

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation — 0.76%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	[3]	$11,175,000	$11,761,688
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		135,641	145,560
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.54%	08/02/20		3,727,597	4,080,554
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.69%	11/15/16	[2]	7,725,000	7,160,109
UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		2,204,946	2,541,200

				25,689,111

Total Corporates (Cost $656,378,558)				672,875,947

FOREIGN GOVERNMENT OBLIGATIONS — 0.53%
Foreign Government Obligations — 0.53%
Kommunalbanken AS (Norway)
0.23%	08/28/14	[2,3,4]	8,580,000	8,577,906
Kommuninvest I Sverige AB (Sweden)
0.24%	09/12/14	[2,3,4]	9,490,000	9,488,846

				18,066,752

Total Foreign Government Obligations (Cost $18,070,000)
MORTGAGE-BACKED — 46.85%**
Commercial Mortgage-Backed — 7.84%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A3
4.89%	07/10/45		2,445,437	2,462,822
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A4
5.20%	07/10/45	[2]	10,000,000	10,109,960
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.18%	09/10/47	[2]	6,715,000	7,147,950
Bayview Commercial Asset Trust, Series 2006-1A, Class A1
0.44%	04/25/36	[2,3]	1,152,373	988,185
Bayview Commercial Asset Trust, Series 2006-3A, Class A1
0.42%	10/25/36	[2,3]	6,148,752	5,201,912
Bayview Commercial Asset Trust, Series 2008-4, Class A2
2.66%	07/25/38	[2,3]	3,876,567	3,919,895
Bayview Commercial Asset Trust, Series 2008-4, Class A3
2.92%	07/25/38	[2,3]	6,267,000	5,953,870

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 15

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6
4.75%	02/13/46	[2]	$8,034,800	$8,218,470
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A3
5.12%	02/11/41	[2]	4,500,000	4,662,422
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A
5.14%	10/12/42	[2]	7,746,000	8,225,183
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AAB
5.71%	06/11/40	[2]	6,264,301	6,500,881
Commercial Mortgage Trust, Series 2006-C7, Class A4
5.75%	06/10/46	[2]	14,700,000	16,025,819
Credit Suisse First Boston Commercial Mortgage Trust, Series 2007-C4, Class AAB
5.76%	09/15/39	[2]	2,760,788	2,931,479
Credit Suisse First Boston Mortgage Securities Corp, Series 2004-C2, Class A2
5.42%	05/15/36	[2]	2,543,280	2,548,092
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[3]	3,480,000	3,673,507
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.74%	11/10/46	[3]	17,543,045	18,414,914
GE Business Loan Trust, Series 2003-2A, Class A
0.54%	11/15/31	[2,3]	2,940,603	2,815,920
GE Business Loan Trust, Series 2005-2A, Class B
0.67%	11/15/33	[2,3]	1,677,202	1,479,283
GE Business Loan Trust, Series 2006-2A, Class A
0.35%	11/15/34	[2,3]	8,060,685	7,388,299
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7
5.32%	06/10/36	[2]	2,847,471	2,862,928
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	8,850,000	9,041,328
GS Mortgage Securities Trust, Series 2011-GC5, Class A2
3.00%	08/10/44		15,270,000	15,906,122
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A6
4.90%	01/12/37		6,285,000	6,442,920

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class ASB
4.89%	08/15/42	[2]	$4,535,834	$4,675,565
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4
5.40%	05/15/45		5,420,000	5,911,103
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	2,503,115	2,499,276
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB
5.86%	02/15/51		7,261,391	7,778,482
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class ASB
5.69%	02/12/51		2,173,842	2,322,951
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class ASB
5.81%	06/15/49	[2]	14,635,391	15,649,529
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A3
5.93%	02/15/51	[2]	2,528,884	2,576,416
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A1
2.75%	11/15/43	[3]	12,560,410	12,872,389
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class AAB
5.01%	04/15/30		2,617,828	2,658,257
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A5
4.86%	10/12/41	[2]	2,956,851	2,999,487
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		1,940,114	2,028,905
Morgan Stanley Capital I Trust, Series 2005-IQ9, Class A5
4.70%	07/15/56		2,640,790	2,702,210
Morgan Stanley Capital I Trust, Series 2005-T19, Class A4A
4.89%	06/12/47		405,000	425,005
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4
5.67%	10/15/42	[2]	5,431,511	5,838,235
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4
5.81%	08/12/41	[2]	8,185,000	9,008,550

See accompanying notes to Schedule of Portfolio Investments.

16 / N-Q Report December 2013

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2FL
0.43%	04/12/49	[2]	$4,497,474	$4,430,409
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4
5.65%	06/11/42	[2]	265,000	298,113
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[3]	3,692,338	3,793,877
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.22%	01/15/41	[2]	2,360,496	2,386,886
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4
5.24%	10/15/44	[2]	8,527,621	9,045,717
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3
5.68%	10/15/48		4,450,000	4,454,305
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3
5.92%	02/15/51	[2]	2,056,986	2,083,602
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		5,350,000	5,435,276

				264,796,706

Non-Agency Mortgage-Backed — 19.93%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.38%	02/25/37	[2]	12,000,000	8,836,644
American Home Mortgage Assets, Series 2007-4, Class A2
0.36%	08/25/37	[2]	4,996,084	4,591,292
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		26,103	26,972
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M2
0.62%	05/25/35	[2]	992,746	991,897
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		23,243,114	23,909,190
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.34%	07/20/36	[2]	2,418,760	2,407,317
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[3,4,6]	7,000	560
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.32%	02/25/47	[2]	7,429,776	6,482,739

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2011-RR5, Class 2A3
2.84%	06/26/37	[2,3]	$6,012,473	$5,996,844
BCAP LLC Trust, Series 2012-R11, Class 11A1
2.61%	09/26/36	[2,3]	15,120,208	15,458,586
BCAP LLC Trust, Series 2013-RR2, Class 5A1
2.71%	03/26/36	[2,3]	11,336,581	11,633,157
Bear Stearns ARM Trust, Series 2004-3, Class 4A
4.59%	07/25/34	[2]	7,663,687	7,660,778
Bear Stearns ARM Trust, Series 2005-2, Class A1
2.60%	03/25/35	[2]	7,554,371	7,623,637
Bear Stearns Asset-Backed Securities Trust, Series 2000-2, Class M2 (STEP)
8.28%	08/25/30		129,109	128,413
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class M1
0.72%	11/25/35	[2]	8,565,127	8,533,924
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
0.56%	08/25/43	[2]	1,410,078	1,394,088
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	3,4,6,†	9,000	3
CC Mortgage Funding Corp., Series 2005-2A, Class A1
0.34%	05/25/36	[2,3]	2,190,862	1,893,641
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 2M1
1.06%	02/25/32	[2]	503,185	469,597
Chase Mortgage Finance Corp., Series 2007-A1, Class 8A1
2.65%	02/25/37	[2]	26,236,830	26,408,051
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
2.70%	07/25/37	[2]	5,293,724	5,304,058
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.04%	02/25/34	[2]	256,637	251,610
Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1, Class A2B
0.32%	09/25/36	[2]	5,544,630	2,704,923
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A3
0.32%	11/25/36	[2]	5,278,710	5,143,591
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A2
0.32%	03/25/37	[2]	5,193,895	5,200,995

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 17

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.34%	03/25/37	[2]	$1,650,000	$1,592,532
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
1.46%	07/25/37	[2]	90,000	75,766
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		5,658,326	6,050,440
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[2]	56,890	57,152
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		58,167	60,841
Conseco Financial Corp., Series 1996-1, Class M1
7.00%	03/15/27	[2]	4,474,026	4,623,465
Conseco Financial Corp., Series 1997-2, Class A7
7.62%	06/15/28	[2]	2,583,412	2,747,233
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	1,523,904	1,658,686
Conseco Financial Corp., Series 1997-7, Class A9
7.37%	07/15/29	[2]	4,949,465	5,337,515
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[2]	19,182	19,833
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
4.92%	08/25/34	[2]	52,385	52,513
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AAB
5.34%	02/15/40		4,044,953	4,230,010
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR1, Class 5A1
2.41%	02/25/34	[2]	5,875,372	5,917,751
Credit Suisse First Boston Mortgage Securities Corp., Series 2013-7R, Class 5A1
0.42%	07/26/36	[2,3]	5,926,734	5,240,318
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7, Class AF3 (STEP)
4.33%	11/25/35		1,259,663	1,325,057
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.69%	01/25/36		2,936,636	2,155,772

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.94%	02/25/37		$17,159,512	$12,555,066
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1 (STEP)
0.22%	04/25/37	[2]	4,643,807	2,892,828
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	7,897,902	7,898,273
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	23,344,146	23,237,696
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.38%	03/19/45	[2]	2,640,980	2,364,210
Downey Savings & Loan Association Mortgage Loan Trust, Series 2006-AR1, Class 2A1A
1.07%	04/19/47	[2]	60,689	52,197
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FF5, Class A3C
1.16%	08/25/34	[2]	1,852,058	1,833,797
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M1
0.58%	05/25/36	[2]	4,013,124	3,952,822
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.19%	09/25/34	[2]	27,134	26,540
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 2A2
2.56%	02/25/35	[2]	3,304,386	3,326,492
GE Business Loan Trust, Series 2007-1A, Class A
0.34%	04/16/35	[2,3]	3,939,004	3,567,015
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.60%	06/25/30	[2]	542,615	471,786
Green Tree Home Improvement Loan Trust, Series 1997-E, Class HEB1
7.53%	01/15/29		49,702	49,779
GSAMP Trust, Series 2005-HE4, Class M1
0.62%	07/25/45	[2]	7,098,590	7,047,310
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.65%	09/25/35	[2]	4,840,971	4,820,373
GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1
2.66%	11/25/35	[2]	2,611,897	2,536,336
Home Equity Loan Trust, Series 2005-3, Class M1
0.59%	01/20/35	[2]	2,737,431	2,723,123

See accompanying notes to Schedule of Portfolio Investments.

18 / N-Q Report December 2013

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Home Equity Loan Trust, Series 2006-3, Class A4
0.41%	03/20/36	[2]	$9,323,000	$9,143,495
Home Equity Loan Trust, Series 2007-1, Class AS
0.37%	03/20/36	[2]	5,441,543	5,338,904
Home Equity Loan Trust, Series 2007-2, Class A3V
0.39%	07/20/36	[2]	4,667,209	4,633,876
Household Home Equity Loan Trust, Series 2006-1, Class A2
0.35%	01/20/36	[2]	2,061,537	2,033,440
Impac CMB Trust, Series 2005-5, Class A1
0.80%	08/25/35	[2]	3,919,114	3,419,297
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
0.94%	12/25/34	[2]	456,868	376,946
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
0.96%	11/25/34	[2]	1,651,683	1,475,726
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		1,038,370	1,081,775
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3SF
0.32%	05/15/47	[2]	1,504,276	1,506,152
JPMorgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2F3 (STEP)
3.73%	10/25/35		2,313,764	2,095,040
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV4
0.44%	03/25/47	[2]	50,000	27,960
JPMorgan Mortgage Trust, Series 2005-A3, Class 5A3
2.75%	06/25/35	[2]	102,853	96,003
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1
2.77%	07/25/35	[2]	4,250,293	4,121,582
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
2.81%	07/25/35	[2]	979,062	984,924
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		3,880,744	4,001,268
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		3,217,498	3,388,966
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC (IO)
0.55%	04/15/40	[2,6]	234,694,807	5,240,137

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1
0.92%	02/25/35	[2]	$800,847	$799,558
Long Beach Mortgage Loan Trust, Series 2005-2, Class M3
0.90%	04/25/35	[2]	5,949,223	5,945,844
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
4.53%	01/25/34	[2]	46,827	46,356
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.75%	01/25/34	[2]	57,400	55,530
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
2.62%	11/21/34	[2]	4,329,827	4,413,590
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.10%	04/25/34	[2]	461,673	455,749
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.63%	06/25/34	[2]	113,038	105,278
MASTR Adjustable Rate Mortgages Trust, Series 2004-9, Class 1A4
0.76%	11/25/34	[2]	469,776	470,697
MASTR Alternative Loan Trust, Series 2003-1, Class 1A1
6.25%	12/25/32		6,048,890	6,398,247
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1
5.50%	07/25/33		11,973,807	12,586,684
MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
5.25%	11/25/33		13,140,983	13,740,074
MASTR Alternative Loan Trust, Series 2004-7, Class 1A1
5.50%	07/25/34		12,634,154	12,945,785
MASTR Asset-Backed Securities Trust, Series 2006-AB1, Class A2
0.40%	02/25/36	[2]	4,892,061	4,754,606
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.60%	10/25/32	[2]	437,287	443,356
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.34%	06/25/37	[2]	19,057,200	11,645,741
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
2.51%	08/25/34	[2]	4,156,471	4,192,387
Merrill Lynch Mortgage Investors Trust, Series 2006-F1, Class 1A2
6.00%	04/25/36		5,048,850	4,632,931
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,862,970	2,252,472

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 19

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	$7,706,021	$8,171,854
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
1.10%	07/25/34	[2]	13,000,000	12,302,056
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M2
0.68%	07/25/35	[2]	5,457,999	5,326,047
Morgan Stanley Capital I Trust, Series 2005-NC2, Class M2
0.80%	03/25/35	[2]	10,237,900	10,146,460
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
0.62%	07/25/34	[2]	1,405,399	1,356,790
MortgageIT Trust, Series 2005-3, Class A1
0.46%	08/25/35	[2]	1,062,457	990,453
MortgageIT Trust, Series 2005-4, Class A1
0.44%	10/25/35	[2]	15,758,285	14,031,792
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3
0.34%	06/25/37	[2]	7,807,200	5,919,107
New Century Home Equity Loan Trust, Series 2005-3, Class M2
0.66%	07/25/35	[2]	15,000,000	14,144,574
Nomura Resecuritization Trust, Series 2013-1R, Class 3A1
0.33%	10/26/36	[2,3]	16,230,689	15,716,013
Oakwood Mortgage Investors, Inc., Series 1997-B, Class M
7.78%	08/15/27		3,184,274	3,309,239
Park Place Securities, Inc., Series 2004-MHQ1, Class M1
1.22%	12/25/34	[2]	1,667,228	1,674,620
Park Place Securities, Inc., Series 2005-WCW1, Class A3D
0.50%	09/25/35	[2]	1,141,916	1,137,850
Park Place Securities, Inc., Series 2005-WCW3, Class A1B
0.46%	08/25/35	[2,3]	10,413,297	10,342,143
Park Place Securities, Inc., Series 2005-WHQ1, Class M2
0.66%	03/25/35	[2]	7,138,278	7,081,509
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B
0.44%	05/25/35	[2]	12,034,058	11,959,023
Park Place Securities, Inc., Series 2005-WHQ3, Class M1
0.58%	06/25/35	[2]	3,960,956	3,953,470
Park Place Securities, Inc., Series 2005-WLL1, Class M1
0.58%	03/25/35	[2]	2,294,242	2,294,877

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB1
2.94%	03/25/35	[2]	$11,812,958	$8,706,451
Residential Asset Mortgage Products, Inc., Series 2004-SL4, Class A3
6.50%	07/25/32		1,284,890	1,334,906
Residential Asset Mortgage Products, Inc., Series 2005-RS5, Class AI3
0.50%	05/25/35	[2]	391,191	387,944
Residential Asset Mortgage Products, Inc., Series 2005-RS8, Class A2
0.46%	10/25/33	[2]	236,370	236,389
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A5
6.50%	05/25/32		2,904,644	2,829,293
Residential Asset Securities Corp., Series 2005-KS12, Class A2
0.42%	01/25/36	[2]	1,608,040	1,598,694
Residential Funding Mortgage Securities I, Inc., Series 2005-S8, Class A1
5.50%	11/25/35		6,557,436	6,473,909
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		2,279	2,256
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.44%	02/25/36	[2]	1,102,843	839,694
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.30%	12/25/36	[2]	6,829,297	6,675,038
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C
0.50%	03/25/36	[2]	1,009,290	1,006,731
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 6A
2.39%	11/25/34	[2]	11,887,964	11,451,163
Structured Asset Investment Loan Trust, Series 2005-11, Class A5
0.46%	01/25/36	[2]	11,444,415	11,383,374
Structured Asset Securities Corp., Series 2002-5A, Class 6A
2.00%	04/25/32	[2]	19,156	16,293
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.45%	09/25/33	[2]	2,687,785	2,643,824
Structured Asset Securities Corp., Series 2005-WF4, Class A4
0.52%	11/25/35	[2]	9,377,847	9,361,314
Structured Asset Securities Corp., Series 2007-WF1, Class A3
0.32%	02/25/37	[2]	5,251,004	5,250,973

See accompanying notes to Schedule of Portfolio Investments.

20 / N-Q Report December 2013

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Terwin Mortgage Trust, Series 2004-7HE, Class A1
1.26%	07/25/34	[2,3]	$142,962	$136,394
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class 2A
5.50%	07/25/34		14,467,173	14,936,180
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.44%	01/25/33	[2]	301,132	303,525
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
2.41%	01/25/35	[2]	2,299,072	2,292,151
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.46%	10/25/45	[2]	5,964,289	5,566,787
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
0.50%	01/25/45	[2]	942,281	887,606
Wells Fargo Home Equity Trust, Series 2005-3, Class M1
0.58%	11/25/35	[2]	17,814,848	17,842,461
Wells Fargo Home Equity Trust, Series 2007-2, Class A1
0.26%	04/25/37	[2]	16,509	16,524
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Q, Class 1A1
2.62%	09/25/34	[2]	4,030,530	4,141,705
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
2.63%	06/25/35	[2]	14,822,196	14,896,947
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR9, Class 1A1
2.63%	05/25/35	[2]	359,940	368,793
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A5
2.63%	03/25/36	[2]	3,783,932	3,639,308

				673,487,914

U.S. Agency Mortgage-Backed — 19.08%
Fannie Mae Pool 465761
3.16%	08/01/17		5,565,050	5,757,507
Fannie Mae Pool 555284
7.50%	10/01/17		485	519
Fannie Mae Pool 567002
8.00%	05/01/23		63,646	72,170
Fannie Mae Pool 735861
6.50%	09/01/33		30,958	35,308
Fannie Mae Pool 770900
2.31%	04/01/34	[2]	531,059	562,799
Fannie Mae Pool 942553
5.87%	08/01/37	[2]	2,418,991	2,608,239

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 995182
5.50%	06/01/20		$6,336,945	$6,807,511
Fannie Mae Pool 995793
5.50%	09/01/36		4,012,137	4,427,613
Fannie Mae Pool AD0538
6.00%	05/01/24		1,867,590	2,055,664
Fannie Mae Pool AD0791
4.76%	02/01/20		12,928,614	14,440,395
Fannie Mae Pool AE0083
6.00%	01/01/40		4,703,621	5,233,568
Fannie Mae Pool AL0851
6.00%	10/01/40		6,102,568	6,760,501
Fannie Mae Pool FN0002
3.31%	12/01/17		5,868,627	6,236,986
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		5,176,635	5,417,232
Fannie Mae REMICS, Series 2009-85, Class LF
1.36%	10/25/49	[2]	13,235,673	13,486,414
Fannie Mae REMICS, Series 2010-6, Class BF
0.92%	02/25/40	[2]	7,901,900	7,956,395
Fannie Mae REMICS, Series 2013-75, Class FC
0.42%	07/25/42	[2]	14,246,846	14,171,580
Fannie Mae, Series 1997-76, Class FS
0.61%	09/17/27	[2]	36,553	35,966
Fannie Mae, Series 2001-60, Class OF
1.12%	10/25/31	[2]	2,378,942	2,425,797
Fannie Mae, Series 2003-134, Class FC
0.76%	12/25/32	[2]	16,784,162	16,938,434
Fannie Mae, Series 2007-64, Class FA
0.64%	07/25/37	[2]	2,209,651	2,222,851
Fannie Mae, Series 2009-33, Class FB
0.98%	03/25/37	[2]	8,181,527	8,314,919
Fannie Mae, Series 2010-109, Class PF
0.56%	10/25/40	[2]	4,935,409	4,959,026
Fannie Mae, Series 2010-26, Class S (IO)
6.06%	11/25/36	[2]	29,748,499	4,253,619
Fannie Mae, Series 2010-39, Class FE
0.94%	06/25/37	[2]	15,436,575	15,638,987
Fannie Mae, Series 2010-43, Class DP
5.00%	05/25/40		4,744,268	5,106,811
Fannie Mae, Series 2010-95, Class S (IO)
6.44%	09/25/40	[2]	16,778,599	2,861,632
Fannie Mae, Series 2010-M1, Class A1
3.30%	06/25/19		3,685,463	3,845,621
Fannie Mae, Series 2011-71, Class FB
0.66%	05/25/37	[2]	10,624,003	10,702,069

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 21

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2012-33, Class F
0.68%	04/25/42	[2]	$17,879,177	$17,966,477
Fannie Mae, Series 2013-M11, Class A
1.50%	01/25/18		13,409,730	13,552,175
Fannie Mae, Series G92-10, Class Z
7.75%	01/25/22		6,300	6,900
Freddie Mac Gold Pool A45796
7.00%	01/01/33		16,801	19,045
Freddie Mac Gold Pool C46104
6.50%	09/01/29		21,440	24,414
Freddie Mac Gold Pool E04113
2.50%	11/01/27		11,490,268	11,399,154
Freddie Mac Gold Pool G13032
6.00%	09/01/22		3,308,809	3,627,814
Freddie Mac Gold Pool G13475
6.00%	01/01/24		423,607	463,486
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class A2
4.19%	08/25/19		3,080,000	3,350,061
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		2,367,000	2,587,796
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A1
2.87%	02/25/23		16,494,202	16,774,139
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701, Class A2
3.88%	11/25/17		9,097,000	9,841,106
Freddie Mac REMICS, Series 2733, Class FB
0.77%	10/15/33	[2]	5,335,000	5,426,265
Freddie Mac REMICS, Series 3084, Class FN
0.67%	12/15/34	[2]	11,524,352	11,590,264
Freddie Mac REMICS, Series 3524, Class FC
1.11%	06/15/38	[2]	5,760,461	5,820,059
Freddie Mac REMICS, Series 3531, Class FM
1.07%	05/15/39	[2]	6,447,141	6,517,143
Freddie Mac REMICS, Series 3828, Class TF
0.57%	04/15/29	[2]	2,961,627	2,975,070
Freddie Mac REMICS, Series 4170, Class FW
1.12%	01/15/33	[2]	16,624,460	16,477,450
Freddie Mac REMICS, Series 4235, Class FA
0.52%	01/15/34	[2]	15,231,245	15,243,960

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Strips, Series 263, Class F5
0.67%	06/15/42	[2]	$7,266,577	$7,289,660
Freddie Mac Strips, Series 319, Class F2
0.67%	11/15/43	[2]	30,425,204	30,302,286
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		1,375,055	1,508,546
Freddie Mac, Series 240, Class F30
0.47%	07/15/36	[2]	11,447,100	11,447,290
Freddie Mac, Series 2454, Class FQ
1.17%	06/15/31	[2]	22,315	22,803
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		3,880	77
Freddie Mac, Series 3294, Class CB
5.50%	03/15/37		1,767,936	1,930,728
Freddie Mac, Series 3300, Class FA
0.47%	08/15/35	[2]	3,330,852	3,335,085
Freddie Mac, Series 3325, Class NF
0.47%	08/15/35	[2]	8,589,757	8,600,736
Freddie Mac, Series 3345, Class FP
0.37%	11/15/36	[2]	3,473,737	3,475,193
Freddie Mac, Series 3345, Class PF
0.35%	05/15/36	[2]	1,561,646	1,562,085
Freddie Mac, Series 3346, Class FA
0.40%	02/15/19	[2]	15,021,775	15,040,803
Freddie Mac, Series 3626, Class MA
5.00%	02/15/30		3,106,103	3,168,852
Freddie Mac, Series 3672, Class A
6.00%	05/15/40		1,063,580	1,136,383
Freddie Mac, Series 4109, Class KF
0.57%	05/15/32	[2]	34,928,163	34,829,488
Ginnie Mae I Pool 422972
6.50%	07/15/29		43,524	48,596
Ginnie Mae II Pool (TBA)
3.00%	01/20/43		15,075,000	14,569,752
Ginnie Mae II Pool 1849
8.50%	08/20/24		861	973
Ginnie Mae II Pool 2020
8.50%	06/20/25		1,994	2,293
Ginnie Mae II Pool 2286
8.50%	09/20/26		2,376	2,752
Ginnie Mae II Pool 2487
8.50%	09/20/27		16,541	19,195
Ginnie Mae II Pool 80059
1.62%	04/20/27	[2]	37,884	39,265
Ginnie Mae II Pool 80589
1.62%	03/20/32	[2]	79,511	82,012
Ginnie Mae II Pool 80610
1.62%	06/20/32	[2]	26,926	27,909

See accompanying notes to Schedule of Portfolio Investments.

22 / N-Q Report December 2013

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80968
1.62%	07/20/34	[2]	$758,360	$785,024
Ginnie Mae II Pool 81201
2.12%	01/20/35	[2]	19,704	20,515
Ginnie Mae II Pool 8599
3.00%	02/20/25	[2]	32,096	33,682
Ginnie Mae II Pool MA0949
3.00%	04/20/43	[2]	13,806,365	14,370,068
Ginnie Mae, Series 2003-11, Class FK
0.47%	02/16/33	[2]	3,276,718	3,288,281
Ginnie Mae, Series 2004-5, Class PF
0.72%	02/20/33	[2]	4,856,993	4,884,826
Ginnie Mae, Series 2009-106, Class XI (IO)
6.63%	05/20/37	[2]	16,244,777	2,738,897
Ginnie Mae, Series 2010-118, Class B
2.81%	07/16/39		12,268,706	12,402,881
Ginnie Mae, Series 2011-78, Class AB
2.45%	02/16/39		3,674,196	3,714,042
Ginnie Mae, Series 2012-13, Class KF
0.47%	07/20/38	[2]	6,180,180	6,191,223
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		11,201,615	10,817,512
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10
2.06%	01/15/22		11,686,588	11,783,223
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.62%	10/07/20	[2]	13,595,730	13,668,875
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.54%	11/06/17	[2]	16,394,156	16,437,383
NCUA Guaranteed Notes, Series 2010-R2, Class 2A
0.64%	11/05/20	[2]	11,258,193	11,321,081
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.73%	12/08/20	[2]	15,642,787	15,812,047
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
0.73%	12/08/20	[2]	6,769,902	6,836,278
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.70%	03/09/21	[2]	14,480,818	14,518,483
NCUA Guaranteed Notes, Series 2011-R1, Class 1A
0.62%	01/08/20	[2]	9,711,587	9,775,888
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.57%	02/06/20	[2]	9,368,701	9,412,983

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.57%	03/11/20	[2]	$5,628,123	$5,652,306
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.55%	03/06/20	[2]	6,213,119	6,228,288
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.55%	04/06/20	[2]	4,230,502	4,239,508
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.55%	05/07/20	[2]	4,134,950	4,138,988

				644,513,955

Total Mortgage-Backed (Cost $1,573,941,697)				1,582,798,575

MUNICIPAL BONDS — 0.85%*
California — 0.28%
State of California, Taxable, Various Purpose
4.85%	10/01/14		4,900,000	5,056,310
5.50%	03/01/16		1,775,000	1,945,311
6.20%	03/01/19		600,000	696,744
State of California, Taxable, Various Purpose, Series 3
5.45%	04/01/15		1,715,000	1,820,575

				9,518,940

Illinois — 0.57%
State of Illinois, Build America Bonds
6.20%	07/01/21	[2]	6,750,000	7,448,018
State of Illinois, Taxable Bonds
4.03%	03/01/14		525,000	527,641
5.36%	03/01/17		2,250,000	2,448,968
State of Illinois, Taxable Pension Bonds
4.05%	06/01/15	[2]	1,040,000	1,075,994
4.35%	06/01/18	[2]	7,445,000	7,749,724

				19,250,345

Total Municipal Bonds (Cost $28,109,184)				28,769,285

U.S. AGENCY SECURITIES — 4.33%
Fannie Mae
0.50%	01/15/16		16,435,000	16,426,421
0.50%	01/29/16		12,850,000	12,850,064
Federal Home Loan Bank
0.22%	10/07/15	[2]	16,250,000	16,255,444
0.24%	01/21/15		33,325,000	33,329,532
0.55%	06/03/16		10,520,000	10,496,046

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 23

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

U.S. AGENCY SECURITIES (continued)
Federal Home Loan Bank (STEP)
0.75%	05/26/28		$15,570,000	$14,836,279
Freddie Mac
0.40%	04/30/15		33,345,000	33,374,932
0.60%	03/28/16		8,810,000	8,798,927

Total U.S. Agency Securities (Cost $147,094,669)				146,367,645

U.S. TREASURY SECURITIES — 5.46%
U.S. Treasury Notes — 5.46%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[7]	49,575,000	54,638,489
1.25%	04/15/14	[7]	33,273,000	36,977,683
1.62%	01/15/15	[7]	6,210,000	7,829,607
2.00%	07/15/14	[7]	67,165,000	85,102,122

Total U.S. Treasury Securities (Cost $186,072,918)				184,547,901

Total Bonds – 88.95% (Cost $2,977,937,488)				3,005,421,922

Issues	Notional Amount (000’s)	Value

PURCHASED SWAPTIONS — 0.03%

Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 6.00% annually; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc.
	3	1,067,008

Total Purchased Swaptions (Cost $939,000)		1,067,008

Issues	Maturity Date		Principal Amount/ Share	Value

SHORT-TERM INVESTMENTS — 11.73%
Commercial Paper — 1.43%
Macquarie Bank Ltd. (Australia)
0.22%[8]	02/24/14	[3,4]	25,330,000	25,323,372
RBS Holdings USA, Inc.
0.36%[8]	01/22/14		22,825,000	22,822,720

				48,146,092

Issues	Maturity Date	Principal Amount/ Share	Value

Money Market Funds — 2.00%
BlackRock Liquidity Funds TempFund Portfolio
0.05%[9]		$13,506,000	$13,506,000
Dreyfus Cash Advantage Fund
0.06%[9,10]		33,806,000	33,806,000
DWS Money Market Series Institutional Funds
0.05%[9]		20,293,000	20,293,000

			67,605,000

Repurchase Agreements — 2.61%

Deutsche Bank AG (Dated 12/31/13, total to be received $25,000,028, (collateralized by U.S. Treasury Note, 2.13%, due 12/31/15, original par and fair value of $24,652,600 and $25,500,038, respectively))
0.02%	01/02/14	25,000,000	25,000,000

Deutsche Bank AG (Dated 12/31/13, total to be received $63,000,070, (collateralized by U.S. government sponsored agency obligations, 0.00% to 7.00%, due from 5/15/14 to 11/23/35, original par and fair value of $77,338,000 and $64,260,014, respectively))
0.02%	01/02/14	63,000,000	63,000,000

			88,000,000

U.S. Agency Discount Notes — 5.69%
Fannie Mae
0.08%[8]	01/21/14	147,400,000	147,398,459
0.09%[8]	02/19/14	45,000,000	44,997,617

			192,396,076

Total Short-Term Investments (Cost $396,135,553)			396,147,168

Total Investments – 100.71% (Cost $3,375,012,041)[1]			3,402,636,098

Liabilities in Excess of Other Assets – (0.71)%			(23,949,313)

Net Assets – 100.00%			$3,378,686,785

See accompanying notes to Schedule of Portfolio Investments.

24 / N-Q Report December 2013

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Notional Amount (000’s)	Premiums (Received)	Value

WRITTEN SWAPTIONS
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 7.00% annually; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc.
	$(3)	$(540,000)	$(667,841)

Total Written Swaptions		$(540,000)	$(667,841)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value[b]

SWAPTION: RATE FLOOR INFLATION
The Fund received a fixed payment equal to $115,920 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.
11/23/20	$(115,920)	$10,080	$104,832	$(11,088)

	$(115,920)	$10,080	$104,832	$(11,088)

[a]	The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]	The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $3,375,687,918 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$49,485,077
Gross unrealized depreciation	(22,536,897)

Net unrealized appreciation	$26,948,180

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2013.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $6,054,149, which is 0.18% of total net assets.
[7]	Inflation protected security. Principal amount reflects original security face amount.
[8]	Represents annualized yield at date of purchase.
[9]	Represents the current yield as of December 31, 2013.
[10]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $8,000.
†	Fair valued security. The aggregate value of fair valued securities is $8,026,914, which is 0.24% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA (Financial Security Assurance, Inc.))

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 25

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 90.70%
ASSET-BACKED SECURITIES — 6.10%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.26%	12/27/44	[2,3]	$950,000	$953,451
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.48%	06/14/37	[2,3]	704,476	655,163
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.66%	10/19/24	[2,3,4]	775,000	774,446
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
3.84%	04/17/23	[2,3,4]	275,000	275,512
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	175,000	172,385
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	175,000	164,510
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.54%	01/25/35	[2,3]	1,172,406	1,078,732
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.48%	08/25/35	[2,3]	476,065	398,132
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.45%	06/25/26	[2]	350,000	338,162
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.44%	02/25/35	[2]	650,000	648,438
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.24%	10/27/36	[2]	930,000	921,811
CIT Education Loan Trust, Series 2007-1, Class A
0.34%	03/25/42	[2,3]	529,244	485,620
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	357,708	359,646
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	437,500	442,004
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.89%	04/25/35	[2]	780,000	776,618
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
0.82%	08/27/46	[2,3]	1,134,339	1,072,200
GE Business Loan Trust, Series 2004-1, Class A
0.46%	05/15/32	[2,3]	501,700	480,734

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
GE Business Loan Trust, Series 2004-1, Class B
0.87%	05/15/32	[2,3]	$272,657	$254,254
GE Business Loan Trust, Series 2004-2A, Class A
0.39%	12/15/32	[2,3]	755,605	715,727
GE Business Loan Trust, Series 2005-1A, Class A3
0.42%	06/15/33	[2,3]	868,823	814,869
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.63%	10/15/23	[2,3,4]	800,000	795,850
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	665,629	661,648
LCM VI Ltd., Series 6A, Class A (Cayman Islands)
0.47%	05/28/19	[2,3,4]	953,000	930,144
National Collegiate Student Loan Trust, Series 2007-4, Class A2A3
3.67%	12/26/25	[2]	75,000	75,538
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.66%	11/20/23	[2,3,4]	775,000	772,284
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[3]	392,922	408,954
SLC Student Loan Trust, Series 2004-1, Class B
0.53%	08/15/31	[2]	309,500	274,361
SLC Student Loan Trust, Series 2008-1, Class A4A
1.84%	12/15/32	[2]	625,000	646,118
SLM Student Loan Trust, Series 2004-2, Class B
0.71%	07/25/39	[2]	344,753	312,050
SLM Student Loan Trust, Series 2004-8, Class B
0.70%	01/25/40	[2]	345,186	304,695
SLM Student Loan Trust, Series 2005-4, Class B
0.42%	07/25/40	[2]	392,453	340,724
SLM Student Loan Trust, Series 2006-2, Class A6
0.41%	01/25/41	[2]	925,000	808,643
SLM Student Loan Trust, Series 2006-8, Class A6
0.40%	01/25/41	[2]	925,000	808,976
SLM Student Loan Trust, Series 2007-6, Class B
1.09%	04/27/43	[2]	160,000	139,429
SLM Student Loan Trust, Series 2008-2, Class B
1.44%	01/25/29	[2]	160,000	140,075

See accompanying notes to Schedule of Portfolio Investments.

26 / N-Q Report December 2013

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-3, Class B
1.44%	04/25/29	[2]	$160,000	$143,618
SLM Student Loan Trust, Series 2008-4, Class B
2.09%	04/25/29	[2]	160,000	155,093
SLM Student Loan Trust, Series 2008-5, Class B
2.09%	07/25/29	[2]	160,000	158,453
SLM Student Loan Trust, Series 2008-6, Class B
2.09%	07/25/29	[2]	160,000	153,102
SLM Student Loan Trust, Series 2008-7, Class B
2.09%	07/25/29	[2]	160,000	158,192
SLM Student Loan Trust, Series 2008-8, Class B
2.49%	10/25/29	[2]	160,000	161,386
SLM Student Loan Trust, Series 2008-9, Class B
2.49%	10/25/29	[2]	160,000	162,400
SLM Student Loan Trust, Series 2011-2, Class A2
1.36%	10/25/34	[2]	500,000	520,186
SLM Student Loan Trust, Series 2012-7, Class A3
0.82%	05/26/26	[2]	800,000	790,943
SLM Student Loan Trust, Series 2013-4, Class A
0.72%	06/25/27	[2]	791,697	792,579
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.54%	10/20/23	[2,3,4]	325,000	328,812
South Carolina Student Loan Corp., Series A2
0.36%	12/01/20	[2]	725,000	717,854
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	3,†	800,000	940,693
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
1.67%	07/01/42	[2,3]	750,000	571,077
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.50%	04/16/22	[2,3,4]	300,000	300,265
TAL Advantage LLC, Series 2006-1, Class NOTE
0.36%	04/20/21	[2,3]	338,333	334,078
TAL Advantage LLC, Series 2012-1A, Class A
3.86%	05/20/27	[3]	210,417	212,125
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.42%	05/15/20	[2,3,4]	148,750	147,460

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Trinity Rail Leasing LP, Series 2004-1A, Class A
5.27%	08/14/27	[3]	$229,680	$247,289
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
4.37%	07/15/41	[3]	515,779	548,334
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.30%	02/26/19	[2,3]	127,604	126,558

Total Asset-Backed Securities (Cost $26,284,423)				26,872,400

BANK LOANS — 0.17%*
Health Care — 0.10%
HCA, Inc., Term Loan B4
3.00%	05/01/18	[2]	453,995	454,799

Services — 0.07%
AABS Ltd., Series 2013-1, Class A (STEP)
4.72%	01/15/38	2,†	282,846	287,086

Total Bank Loans (Cost $739,598)				741,885

CORPORATES — 19.84%*
Banking — 3.01%
Abbey National Treasury Services PLC/London (United Kingdom)
2.88%	04/25/14	[4]	1,019,000	1,026,521
Bank of America N.A. (BKNT)
0.54%	06/15/17	[2]	1,350,000	1,322,258
6.00%	06/15/16		650,000	716,299
6.10%	06/15/17		340,000	385,737
Barclays Bank PLC (United Kingdom)
5.20%	07/10/14	[4]	850,000	871,335
Commonwealth Bank of Australia (Australia)
1.95%	03/16/15	[4]	1,400,000	1,424,363
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[4]	500,000	508,192
6.00%	02/15/18	[4]	575,000	666,401
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	915,000	1,033,374
JPMorgan Chase Bank N.A.
0.57%	06/13/16	[2]	600,000	597,236
JPMorgan Chase Bank N.A. (BKNT)
6.00%	07/05/17		600,000	676,926
6.00%	10/01/17		500,000	572,547
National Australia Bank/New York (MTN) (Australia)
2.00%	03/09/15	[4]	1,200,000	1,221,673

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 27

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking (continued)
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[4]	$1,370,000	$1,402,143
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[3,4]	825,000	841,402

				13,266,407

Communications — 0.36%
Verizon Communications, Inc.
3.65%	09/14/18		1,500,000	1,590,090

Consumer Discretionary — 0.23%
Catholic Health Initiatives
2.60%	08/01/18		1,000,000	999,517

Electric — 2.28%
DPL, Inc.
6.50%	10/15/16		700,000	759,500
FirstEnergy Corp., Series A
2.75%	03/15/18		1,140,000	1,120,818
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	500,000	611,223
Ipalco Enterprises, Inc. (WI)
5.00%	05/01/18		1,000,000	1,051,250
Metropolitan Edison Co.
7.70%	01/15/19		500,000	604,411
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		682,006	762,142
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		900,000	1,058,935
PG&E Corp.
5.75%	04/01/14		910,000	921,288
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	567,045
Southwestern Electric Power Co.
6.45%	01/15/19		1,109,000	1,286,835
Texas-New Mexico Power Co.
9.50%	04/01/19	[3]	500,000	637,632
Tucson Electric Power
3.85%	03/15/23		700,000	674,672

				10,055,751

Energy — 1.98%
CNOOC Finance 2013 Ltd. (China)
1.12%	05/09/16	[4]	1,000,000	1,000,238
Energy Transfer Partners LP
3.26%	11/01/66	[2]	910,000	832,650
Florida Gas Transmission Co. LLC
3.88%	07/15/22	[3]	1,000,000	980,004

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
Petrobras Global Finance BV (Netherlands)
2.38%	01/15/19	[2,4]	$1,194,000	$1,176,220
Ruby Pipeline LLC
6.00%	04/01/22	[3]	1,250,000	1,316,979
Spectra Energy Partners LP
2.95%	09/25/18		1,275,000	1,295,164
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		1,250,000	1,420,051
Valero Energy Corp.
9.38%	03/15/19		471,000	607,670
Williams Cos., Inc.
7.88%	09/01/21		70,000	80,836

				8,709,812

Finance — 5.58%
Bear Stearns Cos. LLC
7.25%	02/01/18		1,140,000	1,366,236
Chase Capital III, Series C
0.79%	03/01/27	[2]	500,000	412,500
CIT Group, Inc.
4.25%	08/15/17		1,049,000	1,101,450
Citigroup, Inc.
0.79%	08/25/36	[2]	205,000	160,139
1.30%	11/15/16		1,000,000	997,637
1.94%	05/15/18	[2]	583,000	607,811
5.30%	01/07/16		625,000	677,151
5.50%	10/15/14		371,000	384,856
6.00%	08/15/17		250,000	285,175
6.12%	05/15/18		345,000	399,653
6.38%	08/12/14		535,000	554,055
Ford Motor Credit Co. LLC
2.75%	05/15/15		500,000	513,094
Ford Motor Credit Co. LLC, Series FRN
1.49%	05/09/16	[2]	1,000,000	1,018,185
General Electric Capital Corp.
4.62%	01/07/21		700,000	764,463
5.62%	05/01/18		730,000	839,863
General Electric Capital Corp. (MTN)
0.62%	05/05/26	[2]	1,610,000	1,475,489
3.35%	10/17/16		750,000	796,603
General Electric Capital Corp.,
Series A (MTN)
0.50%	09/15/14	[2]	694,000	695,536
General Electric Capital Corp., Series E (MTN)
0.37%	03/20/14	[2]	300,000	299,954
Goldman Sachs Group, Inc.
5.95%	01/18/18		350,000	398,291
6.15%	04/01/18		1,100,000	1,262,540

See accompanying notes to Schedule of Portfolio Investments.

28 / N-Q Report December 2013

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
7.50%	02/15/19		$550,000	$670,681
Goldman Sachs Group, Inc. (MTN)
6.00%	05/01/14		250,000	254,485
Goldman Sachs Group, Inc., Series B (MTN)
0.64%	07/22/15	[2]	100,000	99,809
International Lease Finance Corp.
6.50%	09/01/14	[3]	1,000,000	1,038,750
JPMorgan Chase Capital XIII, Series M
1.20%	09/30/34	[2]	1,070,000	854,261
JPMorgan Chase Capital XXI, Series U
1.19%	02/02/37	[2]	650,000	487,500
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	510,000	568,650
8.95%	05/18/17	[2]	410,000	460,758
9.57%	06/06/17	[2]	319,000	365,670
Morgan Stanley
0.72%	10/15/15	[2]	187,000	186,688
Morgan Stanley (MTN)
0.70%	10/18/16	[2]	1,185,000	1,176,935
6.25%	08/28/17		800,000	917,196
Prudential Holdings LLC (AGM)
1.12%	12/18/17	[2,3]	428,571	424,880
Reckson Operating Partnership LP
5.00%	08/15/18		700,000	740,905
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	1,250,000	1,343,750

				24,601,599

Health Care — 0.45%
Providence Health & Services Obligated Group
1.20%	10/01/17	[2]	1,975,000	1,967,689

Industrials — 0.42%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	1,000,000	1,014,338
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.90%	03/22/23	[3,4]	900,000	854,946

				1,869,284

Insurance — 1.42%
Berkshire Hathaway, Inc.
3.00%	05/15/22		475,000	456,194
Farmers Insurance Exchange
6.00%	08/01/14	[3]	1,615,000	1,651,791
Metropolitan Life Global Funding I
3.88%	04/11/22	[3]	1,000,000	1,010,141
5.12%	06/10/14	[3]	800,000	816,669

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Insurance (continued)
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	$1,002,000	$1,018,283
6.60%	04/15/34	[3]	440,000	451,550
Pricoa Global Funding I
5.45%	06/11/14	[3]	850,000	868,275

				6,272,903

Materials — 0.10%
Barrick Gold Corp. (WI)(Canada)
4.10%	05/01/23	[4]	475,000	429,542

Real Estate Investment Trust (REIT) — 2.74%
HCP, Inc.
2.62%	02/01/20		750,000	715,940
3.75%	02/01/19		525,000	544,101
6.00%	01/30/17		1,000,000	1,121,529
7.07%	06/08/15		200,000	216,393
HCP, Inc. (MTN)
6.30%	09/15/16		500,000	563,408
Health Care REIT, Inc.
4.70%	09/15/17		1,000,000	1,087,926
Host Hotels & Resorts LP (WI)
5.88%	06/15/19		1,245,000	1,351,613
Mid-America Apartments LP
5.50%	10/01/15	[3]	1,000,000	1,076,544
Simon Property Group LP
4.20%	02/01/15		400,000	412,427
SL Green Realty Corp./SL Green Operating Partnership
7.75%	03/15/20		650,000	763,348
UDR, Inc. (MTN)
5.25%	01/15/15		1,000,000	1,041,898
Ventas Realty LP/Ventas Capital Corp.
1.55%	09/26/16		1,000,000	1,006,673
4.00%	04/30/19		1,200,000	1,255,446
WEA Finance LLC
7.12%	04/15/18	[3]	775,000	921,048

				12,078,294

Transportation — 1.27%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	[3]	1,050,000	1,105,125
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		59,343	63,682
Continental Airlines Pass-Through Trust, Series 1999, Class C2
7.26%	03/15/20		334,857	373,366

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.54%	08/02/20		$689,586	$754,882
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		320,767	350,839
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.62%	08/15/16	[2]	9,351	9,117
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.69%	11/15/16	[2]	1,161,000	1,076,102
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A-1
7.04%	04/01/22		171,172	195,136
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		263,550	303,247
US Airways Pass-Through Trust, Series 2012, Class 2A
4.62%	06/03/25		498,284	508,561
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		768,372	839,926

				5,579,983

Total Corporates (Cost $83,547,125)				87,420,871

MORTGAGE-BACKED — 41.25%**
Commercial Mortgage-Backed — 4.29%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5
4.86%	07/10/43	[2]	1,950,000	2,029,698
Bayview Commercial Asset Trust, Series 2008-4, Class A2
2.66%	07/25/38	[2,3]	557,737	563,971
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A
5.14%	10/12/42	[2]	1,140,000	1,210,523
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.58%	04/12/38	[2]	1,100,000	1,190,321
Credit Suisse First Boston Commercial Mortgage Trust, Series 2006-C1, Class AAB
5.46%	02/15/39	[2]	600,677	613,220
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[3]	516,997	545,745
GE Business Loan Trust, Series 2003-2A, Class A
0.54%	11/15/31	[2,3]	663,406	635,277

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GE Business Loan Trust, Series 2005-2A, Class B
0.67%	11/15/33	[2,3]	$408,818	$360,575
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	1,715,000	1,752,077
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A3A1
5.24%	01/12/43	[2]	1,183,839	1,204,111
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class ASB
5.83%	02/15/51	[2]	1,196,846	1,287,490
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		273,729	286,256
Morgan Stanley Capital I Trust, Series 2005-T19, Class A4A
4.89%	06/12/47		1,040,000	1,091,370
Morgan Stanley Capital I Trust, Series 2011-C3, Class A4
4.12%	08/15/49		165,000	172,165
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%	03/15/45		1,445,000	1,414,524
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[3]	598,610	615,072
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[2]	884,325	932,453
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		1,405,000	1,427,395
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%	06/15/45		1,605,000	1,584,936

				18,917,179

Non-Agency Mortgage-Backed — 14.39%
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1
0.60%	07/25/35	[2]	2,396,065	2,363,014
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2
0.36%	08/25/35	[2]	271,279	269,398
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
1.14%	12/25/34	[2]	929,975	822,821
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M2
0.62%	05/25/35	[2]	1,119,439	1,118,482

See accompanying notes to Schedule of Portfolio Investments.

30 / N-Q Report December 2013

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		$4,681	$4,964
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.34%	07/20/36	[2]	375,973	374,194
Bear Stearns Asset-Backed Securities Trust, Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34		5,384	5,655
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE12, Class 1A3
0.56%	12/25/35	[2]	800,000	791,443
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE9, Class M1
0.68%	10/25/35	[2]	1,196,790	1,182,122
CC Mortgage Funding Corp., Series 2004-1A, Class A1
0.44%	01/25/35	[2,3]	245,933	220,433
CC Mortgage Funding Corp., Series 2005-2A, Class A1
0.34%	05/25/36	[2,3]	221,092	191,098
Centex Home Equity, Series 2005-D, Class M1
0.60%	10/25/35	[2]	1,710,000	1,655,048
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 1A4
5.32%	02/25/35		6,973	7,081
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.04%	02/25/34	[2]	20,076	19,683
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.34%	03/25/37	[2]	1,526,500	1,473,333
Conseco Finance Securitizations Corp., Series 2000-E, Class M1
8.13%	08/15/31	[2]	22,015	22,145
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		509,444	544,747
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[2]	20,860	20,956
Conseco Finance, Series 2002-A, Class A5 (STEP)
7.55%	04/15/32		96,100	99,079
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	250,894	276,004
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	872,505	943,654

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	$288,804	$314,348
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		909,823	980,809
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	700,000	705,860
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.23%	08/25/35	[2]	24,480	18,663
Countrywide Asset-Backed Certificates, Series 2005-1, Class MV2
0.60%	07/25/35	[2]	803,117	804,323
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
4.92%	08/25/34	[2]	241,137	241,726
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP)
3.38%	12/25/32		1,430,500	1,392,863
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP)
3.94%	12/25/36		1,154,399	910,134
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.32%	07/25/36	[2]	1,235,043	1,020,521
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1 (STEP)
0.22%	04/25/37	[2]	231,581	144,262
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A3
0.42%	04/25/37	[2]	2,751,787	1,777,402
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	813,381	813,419
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	823,241	819,487
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
0.58%	04/25/35	[2]	1,242,277	1,240,518
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.19%	09/25/34	[2]	735,336	719,238
Green Tree Financial Corp., Series 1998-4, Class A5
6.18%	04/01/30		469,320	486,736

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 31

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Green Tree Home Improvement Loan Trust, Series 1997-E, Class HEB1
7.53%	01/15/29		$7,914	$7,927
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	606,682	666,694
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	880,243	959,273
Greenpoint Manufactured Housing, Series 1999-5, Class A5
7.82%	12/15/29	[2]	541,234	559,505
Home Equity Loan Trust, Series 2006-2, Class A1
0.32%	03/20/36	[2]	1,180,056	1,157,914
Home Equity Loan Trust, Series 2006-4, Class A3V
0.32%	03/20/36	[2]	297,987	295,863
Home Equity Loan Trust, Series 2007-3, Class APT
1.37%	11/20/36	[2]	1,585,429	1,577,329
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.72%	10/25/34	[2]	93,467	92,500
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
0.96%	11/25/34	[2]	41,767	37,318
Indymac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.46%	06/25/37	[2]	1,606,519	1,054,704
Indymac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		361,586	359,355
Indymac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		96,257	95,662
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		227,938	237,466
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
4.96%	05/25/37	[2]	634,607	560,179
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4
4.95%	09/15/30		2,088,337	2,183,560
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		316,272	333,127
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5
5.87%	04/15/40		181,728	196,093
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	572,709	618,715

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
4.53%	01/25/34	[2]	$403,388	$399,336
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.75%	01/25/34	[2]	729	705
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		2,111	2,175
MASTR Asset-Backed Securities Trust, Series 2006-AB1, Class A2
0.40%	02/25/36	[2]	1,591,675	1,546,953
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.60%	10/25/32	[2]	2,208	2,238
MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1
2.40%	10/25/32	[2]	26,226	26,219
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.34%	06/25/37	[2]	811,700	496,025
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.42%	06/25/37	[2]	1,500,000	987,435
Mid-State Trust, Series 11, Class A1
4.86%	07/15/38		1,125,916	1,210,584
Mid-State Trust, Series 2004-1, Class A
6.00%	08/15/37		560,852	592,119
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		823,629	995,830
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		588,306	643,798
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		877,529	947,250
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
1.10%	07/25/34	[2]	2,000,000	1,892,624
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M3
0.70%	07/25/35	[2]	1,903,000	1,766,599
New Century Home Equity Loan Trust, Series 2005-3, Class M1
0.64%	07/25/35	[2]	2,000,000	1,990,122
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		3,129	3,144
Origen Manufactured Housing, Series 2004-A, Class M2
6.64%	01/15/35	[2]	467,638	516,081
Park Place Securities, Inc., Series 2004-WCW1, Class M2
0.84%	09/25/34	[2]	779,476	770,951

See accompanying notes to Schedule of Portfolio Investments.

32 / N-Q Report December 2013

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Park Place Securities, Inc., Series 2004-WWF1, Class M2
1.18%	12/25/34	[2]	$1,370,030	$1,355,383
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AI5 (STEP)
6.16%	08/25/32		2,220	1,658
Residential Asset Mortgage Products, Inc., Series 2003-RS1, Class AI5 (STEP)
6.19%	03/25/33		15,836	15,225
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A41
8.00%	04/25/31		43,350	47,554
Residential Asset Securities Corp., Series 2004-IP2, Class 2A1
2.51%	12/25/34	[2]	69,714	69,908
Residential Asset Securities Corp., Series 2005-EMX4 Class A3
0.50%	11/25/35	[2]	1,025,462	1,026,256
Residential Funding Mortgage Securities II, Inc., Series 2001-HI3, Class AI7 (STEP)
7.56%	07/25/26		277,082	283,592
Residential Funding Mortgage Securities II, Inc., Series 2003-HS2, Class AI4 (STEP)
3.87%	07/25/33		8,135	8,116
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.44%	02/25/36	[2]	56,556	43,061
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.30%	12/25/36	[2]	956,047	934,452
Structured Asset Mortgage Investments II Trust, Series 2005-AR1, Class A1
0.65%	04/19/35	[2]	2,346,420	2,191,688
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A2
1.63%	02/25/36	[2]	1,107,056	923,156
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 22A1
2.00%	05/25/36	[2]	3,552,101	2,502,476
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.96%	04/15/30	[2]	3,657	1,645
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.90%	04/15/30		97,989	98,916
Vanderbilt Mortgage Finance, Series 2001-A, Class M1
7.74%	04/07/31	[2]	493,852	500,109
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.84%	01/25/47	[2]	1,517,669	1,036,237

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.44%	01/25/33	[2]	$16,602	$16,734
Wells Fargo Home Equity Trust, Series 2005-3, Class M1
0.58%	11/25/35	[2]	1,770,403	1,773,147

				63,408,348

U.S. Agency Mortgage-Backed — 22.57%
Fannie Mae Pool (TBA)
2.50%	01/25/28		1,570,000	1,554,300
3.00%	01/25/27		8,865,000	9,049,572
3.50%	01/25/44		10,325,000	10,259,662
4.00%	01/25/44		11,225,000	11,558,242
Fannie Mae Pool 253974
7.00%	08/01/31		11,870	13,342
Fannie Mae Pool 254232
6.50%	03/01/22		16,446	18,306
Fannie Mae Pool 527247
7.00%	09/01/26		77	86
Fannie Mae Pool 545191
7.00%	09/01/31		5,441	6,093
Fannie Mae Pool 545646
7.00%	09/01/26		59	66
Fannie Mae Pool 549740
6.50%	10/01/27		19,486	21,688
Fannie Mae Pool 555284
7.50%	10/01/17		230	246
Fannie Mae Pool 606108
7.00%	03/01/31		964	1,007
Fannie Mae Pool 630599
7.00%	05/01/32		11,815	13,753
Fannie Mae Pool 655928
7.00%	08/01/32		6,873	7,873
Fannie Mae Pool 735207
7.00%	04/01/34		3,906	4,430
Fannie Mae Pool 735646
4.50%	07/01/20		7,365	7,855
Fannie Mae Pool 735686
6.50%	12/01/22		72,652	80,791
Fannie Mae Pool 735861
6.50%	09/01/33		179,468	204,686
Fannie Mae Pool 764388
5.03%	03/01/34	[2]	44,639	47,539
Fannie Mae Pool 776708
5.00%	05/01/34		313,781	344,142
Fannie Mae Pool 817611
5.30%	11/01/35	[2]	56,892	61,215

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 33

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 844773
5.21%	12/01/35	[2]	$5,158	$5,549
Fannie Mae Pool 889125
5.00%	12/01/21		375,438	402,724
Fannie Mae Pool 889184
5.50%	09/01/36		363,489	400,901
Fannie Mae Pool 890221
5.50%	12/01/33		551,288	610,062
Fannie Mae Pool 895606
5.78%	06/01/36	[2]	123,401	132,945
Fannie Mae Pool 918445
6.02%	05/01/37	[2]	10,245	11,038
Fannie Mae Pool 939419
5.80%	05/01/37	[2]	179,037	192,696
Fannie Mae Pool AB3685
4.00%	10/01/41		2,335,398	2,412,029
Fannie Mae Pool AE0605
4.67%	07/01/20		969,906	1,074,402
Fannie Mae Pool AH3428
3.50%	01/01/26		2,220,506	2,328,534
Fannie Mae Pool AJ0764
4.50%	09/01/41		873,082	926,183
Fannie Mae Pool AJ7696
4.50%	12/01/41		3,488,140	3,701,380
Fannie Mae Pool AL0209
4.50%	05/01/41		896,918	959,399
Fannie Mae Pool AL2602
2.65%	10/01/22		1,470,931	1,415,479
Fannie Mae Pool FN0005
3.38%	11/01/20		1,413,796	1,463,513
Fannie Mae Pool FN0007
3.46%	11/01/20		1,390,000	1,445,925
Fannie Mae Pool MA1527
3.00%	07/01/33		3,410,192	3,382,484
Fannie Mae Pool MA1561
3.00%	09/01/33		3,432,926	3,405,033
Fannie Mae Whole Loan, Series 2003-W6, Class 5T (IO)
0.55%	09/25/42	[2]	23,971,050	518,408
Fannie Mae, Pool MA1608
3.50%	10/01/33		3,776,973	3,853,102
Fannie Mae, Series 1989-25, Class G
6.00%	06/25/19		2,180	2,357
Fannie Mae, Series 1992-116, Class B
6.50%	06/25/22		228	243
Fannie Mae, Series 1993-80, Class S
10.68%	05/25/23	[2]	11,959	13,293
Fannie Mae, Series 2001-52, Class YZ
6.50%	10/25/31		238,772	267,304

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2007-64, Class FA
0.64%	07/25/37	[2]	$356,523	$358,653
Fannie Mae, Series 2008-50, Class SA (IO)
5.88%	11/25/36	[2]	3,979,071	594,148
Fannie Mae, Series 2009-M1, Class A2
4.29%	07/25/19		101,000	109,907
Fannie Mae, Series 2012-M12, Class 1A
2.84%	08/25/22	[2]	2,061,423	2,018,020
Fannie Mae, Series 2012-M15, Class A
2.66%	10/25/22	[2]	1,618,040	1,554,914
Freddie Mac Gold Pool A25162
5.50%	05/01/34		472,879	519,136
Freddie Mac Gold Pool A33262
5.50%	02/01/35		94,062	105,250
Freddie Mac Gold Pool A68781
5.50%	10/01/37		21,222	23,337
Freddie Mac Gold Pool A94843
4.00%	11/01/40		1,823,061	1,878,323
Freddie Mac Gold Pool C03813
3.50%	04/01/42		1,902,322	1,889,244
Freddie Mac Gold Pool C90504
6.50%	12/01/21		1,882	2,097
Freddie Mac Gold Pool E01279
5.50%	01/01/18		2,077	2,219
Freddie Mac Gold Pool E90474
6.00%	07/01/17		3,908	4,107
Freddie Mac Gold Pool G01548
7.50%	07/01/32		629,748	756,152
Freddie Mac Gold Pool G01601
4.00%	09/01/33		10,071	10,420
Freddie Mac Gold Pool G01611
4.00%	09/01/33		3,736	3,866
Freddie Mac Gold Pool G01644
5.50%	02/01/34		297,462	328,036
Freddie Mac Gold Pool G02366
6.50%	10/01/36		247,210	275,841
Freddie Mac Gold Pool G06499
4.00%	03/01/41		1,314,993	1,354,649
Freddie Mac Gold Pool G11707
6.00%	03/01/20		4,197	4,498
Freddie Mac Gold Pool G12393
5.50%	10/01/21		312,000	336,752
Freddie Mac Gold Pool G12909
6.00%	11/01/22		412,595	453,221
Freddie Mac Gold Pool G13032
6.00%	09/01/22		264,879	290,416
Freddie Mac Gold Pool J06246
5.50%	10/01/21		134,700	146,418

See accompanying notes to Schedule of Portfolio Investments.

34 / N-Q Report December 2013

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool J13884
3.50%	12/01/25		$1,645,786	$1,721,171
Freddie Mac Gold Pool Q05261
3.50%	12/01/41		1,252,092	1,245,049
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class A2
4.19%	08/25/19		1,830,000	1,990,458
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2
2.87%	12/25/21		2,040,000	1,998,999
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K018, Class A2
2.79%	01/25/22		2,085,000	2,027,371
Freddie Mac Pool Q20178
3.50%	07/01/43		1,683,562	1,676,116
Freddie Mac REMICS, Series 3460, Class SA (IO)
6.03%	06/15/38	[2]	4,054,441	548,050
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.44%	04/15/42	[2]	3,818,132	597,675
Freddie Mac, Series 1602, Class SN
10.09%	10/15/23	[2]	14,590	18,577
Freddie Mac, Series 1688, Class W
7.25%	03/15/14		41	41
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		99,087	108,706
Freddie Mac, Series 2929, Class PE
5.00%	05/15/33		3,572	3,583
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		1,555,000	1,453,692
Ginnie Mae I Pool 782810
4.50%	11/15/39		2,038,045	2,192,650
Ginnie Mae II Pool (TBA)
3.00%	01/20/43		2,430,000	2,348,557
Ginnie Mae II Pool 80968
1.62%	07/20/34	[2]	54,107	56,009
Ginnie Mae, Series 2004-8, Class SE
13.97%	11/26/23	[2]	85,950	101,293
Ginnie Mae, Series 2011-152, Class A
1.62%	07/16/33		2,296,087	2,301,537
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.54%	11/06/17	[2]	1,123,660	1,126,623
NCUA Guaranteed Notes, Series 2010-R2, Class 2A
0.64%	11/05/20	[2]	879,662	884,576

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.70%	03/09/21	[2]	$867,700	$869,957
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.57%	02/06/20	[2]	950,447	954,939

				99,425,130

Total Mortgage-Backed (Cost $175,353,363)				181,750,657

MUNICIPAL BONDS — 1.18%*
California — 0.46%
State of California, Build America Bonds
5.70%	11/01/21		700,000	785,757
State of California, Taxable, Various Purpose
6.20%	10/01/19		866,000	1,010,189
State of California, Taxable, Various Purpose, Series 3
5.95%	04/01/16		225,000	249,653

				2,045,599

Illinois — 0.52%
State of Illinois, Build America Bonds
6.20%	07/01/21		600,000	662,046
State of Illinois, Taxable Bonds
4.95%	06/01/23		210,000	208,914
5.66%	03/01/18		525,000	572,240
State of Illinois, Taxable Pension Bonds
4.35%	06/01/18		800,000	832,744

				2,275,944

Texas — 0.20%
City of Houston Texas, Taxable Pension Obligation, Series A
6.29%	03/01/32		800,000	905,472

Total Municipal Bonds (Cost $5,103,972)				5,227,015

U.S. AGENCY SECURITIES — 3.50%
U.S. Agency Securities — 3.50%
Federal Farm Credit Bank
0.19%	09/19/14	[2]	1,960,000	1,960,315
Federal Home Loan Bank
0.22%	10/07/15	[2]	1,955,000	1,955,655
0.24%	01/21/15		4,340,000	4,340,590
0.55%	06/03/16		1,720,000	1,716,084
Federal Home Loan Bank (STEP)
0.75%	05/26/28		1,610,000	1,534,130

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 35

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

U.S. AGENCY SECURITIES (continued)
U.S. Agency Securities (continued)
Freddie Mac
0.40%	04/30/15		$3,930,000	$3,933,528

Total U.S. Agency Securities (Cost $15,512,691)				15,440,302

U.S. TREASURY SECURITIES — 18.66%
U.S. Treasury Bonds — 0.31%
U.S. Treasury Bonds (Strip Principal)
0.00%	11/15/27	[5]	2,285,000	1,376,662

U.S. Treasury Notes — 18.35%
U.S. Treasury Notes
0.25%	05/15/15		8,340,000	8,345,863
0.25%	08/15/15		3,095,000	3,094,034
1.25%	11/30/18		20,000,000	19,573,437
2.75%	11/15/23		17,550,000	17,170,207
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.12%	04/15/17	[6]	6,380,000	6,746,730
0.12%	04/15/18	[6]	1,195,000	1,231,994
0.50%	04/15/15	[6]	8,455,000	9,318,576
1.25%	04/15/14	[6]	3,815,000	4,239,770
1.62%	01/15/15	[6]	1,130,000	1,424,711
2.00%	07/15/14	[6]	7,650,000	9,693,013

Total U.S. Treasury Securities (Cost $83,595,560)				82,214,997

Total Bonds – 90.70% (Cost $390,136,732)				399,668,127

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 16.48%
Commercial Paper — 1.60%
Macquarie Bank Ltd. (Australia)
0.22%[7]	02/25/14	[3,4]	3,785,000	3,784,014
RBS Holdings USA, Inc.
0.36%[7]	01/22/14		3,255,000	3,254,675

				7,038,689

Money Market Funds — 2.01%
BlackRock Liquidity Funds TempFund Portfolio
0.05%[8]			184,000	184,000
Dreyfus Cash Advantage Fund
0.06%[8]			4,415,000	4,415,000

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
DWS Money Market Series Institutional Funds
0.05%[8]			$4,232,000	$4,232,000

				8,831,000

U.S. Agency Discount Notes — 12.86%
Fannie Mae
0.04%[7]	01/22/14		4,000,000	3,999,956
0.06%[7]	02/12/14		14,980,000	14,979,142
Federal Home Loan Bank
0.05%[7]	02/03/14		5,500,000	5,499,803
0.07%[7]	02/07/14		8,665,000	8,664,437
0.07%[7]	02/14/14		3,000,000	2,999,749
0.08%[7]	02/21/14		5,800,000	5,799,676
0.08%[7]	01/15/14		2,605,000	2,604,939
0.09%[7]	02/21/14		3,650,000	3,649,796
Freddie Mac
0.07%[7]	02/24/14		8,485,000	8,484,498

				56,681,996

U.S. Treasury Bills — 0.01%
U.S. Treasury Bills
0.06%[7]	03/20/14	[9]	51,000	50,994

Total Short-Term Investments (Cost $72,600,737)				72,602,679

Total Investments – 107.18% (Cost $462,737,469)[1]				472,270,806

Liabilities in Excess of Other Assets – (7.18)%				(31,624,277)

Net Assets – 100.00%				$440,646,529

Contracts		Unrealized Appreciation

FUTURES CONTRACTS: SHORT POSITIONS
30	U.S. Treasury Ten Year Note, Expiration March 2014	$75,092

	Net unrealized appreciation	$75,092

See accompanying notes to Schedule of Portfolio Investments.

36 / N-Q Report December 2013

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation	Value

SWAPS: INTEREST RATE

The Fund pays a fixed rate equal to 2.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.

11/15/27	$–	$725	$102,093	$102,093

The Fund pays a fixed rate equal to 2.48% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.

11/15/27	–	720	95,293	95,293

	$–	$1,445	$197,386	$197,386

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value[b]

SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $13,685 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.

11/23/20	$(13,685)	$1,190	$12,376	$(1,309)

	$(13,685)	$1,190	$12,376	$(1,309)

[a]	The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]	The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $462,746,074 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$12,709,758
Gross unrealized depreciation	(3,185,026)

Net unrealized appreciation	$9,524,732

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2013.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2013.
[6]	Inflation protected security. Principal amount reflects original security face amount.
[7]	Represents annualized yield at date of purchase.
[8]	Represents the current yield as of December 31, 2013.
[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $50,994.
†	Fair valued security. The aggregate value of fair valued securities is $1,564,674, which is 0.36% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA (Financial Security Assurance, Inc.))

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 37

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 106.15%
ASSET-BACKED SECURITIES — 6.55%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.26%	12/27/44	[2,3]	$14,950,000	$15,004,314
Access Group, Inc., Series 2001, Class 2A1
0.60%	05/25/29	[2]	3,425,130	3,100,445
Access Group, Inc., Series 2004-1, Class A2
0.46%	09/26/33	[2]	77,500	76,113
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.48%	06/14/37	[2,3]	36,879,449	34,297,887
Ally Auto Receivables Trust, Series 2012-1, Class A3
0.93%	02/16/16		609,248	610,824
American Money Management Corp., Series 2013-12A, Class D1 (Cayman Islands)
3.99%	05/10/25	[2,3,4]	1,650,000	1,621,348
AMURF, Series 2012, Class B
11.00%	12/17/17	2,†	13,727,908	13,727,815
ARES CLO Ltd., Series 2012-3A, Class E
5.99%	01/17/24	[2,3]	500,000	490,781
ARES CLO Ltd., Series 2013-1A, Class D (Cayman Islands)
3.99%	04/15/25	[2,3,4]	1,450,000	1,392,418
ARES CLO Ltd., Series 2013-1A, Class E (Cayman Islands)
5.24%	04/15/25	[2,3,4]	475,000	446,402
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
3.84%	04/17/23	[2,3,4]	11,145,000	11,165,769
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	2,255,000	2,221,307
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	2,669,000	2,509,013
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17	†	5,240,000	4,663,901
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.47%	11/14/33	[2,3,4]	40,326,433	33,874,204
Babson CLO Ltd., Series 2005-3A, Class C
0.94%	11/10/19	[2,3]	1,700,000	1,698,212
Babson CLO Ltd., Series 2013-IA, Class C
2.94%	04/20/25	[2,3]	2,300,000	2,282,083
Babson CLO Ltd., Series 2013-IA, Class E
4.64%	04/20/25	[2,3]	1,750,000	1,618,318
Ballyrock Ltd., Series 2005-3A, Class C
0.97%	07/25/17	[2,3]	8,281	8,279
Ballyrock Ltd., Series 2005-3X, Class D
2.09%	07/25/17		7,260,530	7,269,525

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.54%	01/25/35	[2,3]	$4,388,836	$4,038,172
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.46%	04/25/35	[2,3]	4,508,681	4,011,315
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.48%	08/25/35	[2,3]	27,969,100	23,390,475
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.40%	12/25/36	[2,3]	248,965	212,568
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.38%	03/25/37	[2,3]	10,676,957	8,990,978
Bayview Commercial Asset Trust, Series 2007-2A, Class A1
0.44%	07/25/37	[2,3]	16,507,700	13,575,974
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.40%	07/25/37	[2,3]	2,531,994	2,147,013
Beacon Container Finance LLC, Series 2012-1A, Class A
3.72%	09/20/27	[3]	15,117,565	15,178,795
BlueMountain CLO Ltd., Series 2012-2A, Class A1 (Cayman Islands)
1.66%	11/20/24	[2,3,4]	50,000,000	49,798,600
Brazos Higher Education Authority, Inc., Series 2003 I, Class A3
0.38%	09/26/22	[2]	50,000	49,546
Brazos Higher Education Authority, Inc., Series 2005-1, Class 1A4
0.42%	03/26/29	[2]	10,000,000	9,592,800
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.44%	02/25/35	[2]	12,790,000	12,759,259
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.04%	02/25/30	[2]	58,769	59,250
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3
1.31%	11/25/33	[2]	16,050,000	16,330,584
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2
1.09%	07/25/29	[2]	4,100,000	4,133,544
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.24%	10/27/36	[2]	24,490,000	24,274,366
Brazos Higher Education Authority, Inc., Series 2012-1, Class A1
0.86%	12/26/35	[2]	53,831	53,398
CAL Funding II Ltd., Series 2012-1A, Class A (Bermuda)
3.47%	10/25/27	[3,4]	220,833	217,599

See accompanying notes to Schedule of Portfolio Investments.

38 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Cent CLO LP, Series 2013-17A, Class D (Cayman Islands)
6.24%	01/30/25	[2,3,4]	$805,000	$802,512
CIFC Funding Ltd., Series 2012-2A, Class A1L (Cayman Islands)
1.64%	12/05/24	[2,3,4]	54,900,000	54,451,851
CIT Education Loan Trust, Series 2007-1, Class A
0.34%	03/25/42	[2,3]	19,833,783	18,198,923
CIT Education Loan Trust, Series 2007-1, Class B
0.55%	06/25/42	[2,3]	27,483,587	24,849,252
College Loan Corp. Trust, Series 2005-2, Class B
0.73%	01/15/37	[2]	5,983,574	5,222,694
Columbus Nova CLO Ltd., Series 2007-2A, Class D
4.74%	10/15/21	[2,3]	375,000	376,424
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	19,568,750	19,674,754
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	2,865,625	2,895,126
Doral CLO 1 Ltd., Series 2012-2A, Class B (Cayman Islands)
2.74%	05/26/23	[2,3,4]	11,500,000	11,079,905
Dryden XXIII Senior Loan Fund, Series 2012-23A, Class D (Cayman Islands)
6.24%	07/17/23	[2,3,4]	350,000	349,107
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A (Cayman Islands)
1.62%	01/15/25	[2,3,4]	24,100,000	24,053,085
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
0.96%	04/26/32	[2,3]	7,975,000	7,674,308
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.89%	04/25/35	[2]	80,000	79,653
Educational Funding of the South, Inc., Series 2012-1, Class A
1.22%	03/25/36	[2]	36,257,171	36,518,474
FM Leveraged Capital Fund II, Series 2006-2A, Class C (Cayman Islands)
1.09%	11/15/20	[2,3,4]	1,399,788	1,399,617
FM Leveraged Capital Fund, Series 2006-2X, Class E
3.99%	11/15/20		4,600,000	4,637,234
Galaxy CLO Ltd., Series 2011-11A, Class E
5.24%	08/20/22	[2,3]	1,250,000	1,264,727
GCO Education Loan Funding Trust, Series 2006-1, Class A11L
0.47%	05/25/36	[2]	25,000,000	21,767,707

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
GE Business Loan Trust, Series 2004-1, Class A
0.46%	05/15/32	[2,3]	$18,878,905	$18,089,956
GE Business Loan Trust, Series 2004-2A, Class A
0.39%	12/15/32	[2,3]	11,211,794	10,620,081
GE Business Loan Trust, Series 2005-1A, Class A3
0.42%	06/15/33	[2,3]	12,458,929	11,685,224
GE Business Loan Trust, Series 2005-2A, Class A
0.41%	11/15/33	[2,3]	28,491,460	26,334,600
Goal Capital Funding Trust, Series 2005-2, Class B
0.77%	11/25/44	[2]	16,742,400	14,488,472
Goal Capital Funding Trust, Series 2006-1, Class A3
0.36%	11/25/26	[2]	45,802	45,343
Goal Capital Funding Trust, Series 2006-1, Class B
0.69%	08/25/42	[2]	4,816,783	4,180,984
Goldentree Loan Opportunities V Ltd., Series 2007-5A, Class C (Cayman Islands)
2.25%	10/18/21	[2,3,4]	650,000	650,133
Great Lakes CLO Ltd., Series 2012-1A, Class B (Cayman Islands)
2.99%	01/15/23	[2,3,4]	5,000,000	5,000,035
Gulf Stream Compass CLO Ltd., Series 2005-2X, Class D
2.44%	01/24/20		500,000	484,906
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class C (Cayman Islands)
3.10%	12/20/24	[2,3,4]	8,525,000	8,497,626
ING Investment Management CLO Ltd., Series 2013-3A, Class D (Cayman Islands)
4.74%	01/18/26	2,3,4,†	395,000	354,522
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	1,087,856	1,081,350
Katonah CLO Ltd., Series 2006-9A, Class B1L (Cayman Islands)
1.64%	01/25/19	[2,3,4]	350,000	330,994
Katonah VII CLO Ltd., Series 7A, Class C (Cayman Islands)
0.99%	11/15/17	[2,3,4]	3,250,000	3,169,975
Latitude CLO Ltd., Series 2005-1X, Class C
2.09%	12/15/17		5,000,000	4,805,055
LCM LP, Series 14A, Class C
(Cayman Islands)
2.99%	07/15/25	[2,3,4]	800,000	782,822
LCM LP, Series 14A, Class D (Cayman Islands)
3.74%	07/15/25	[2,3,4]	750,000	719,585

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 39

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
National Collegiate Master Student Loan Trust I, Series 2002-2, Class AR10
3.67%	11/01/42	[2,3]	$33,825,000	$33,804,029
National Collegiate Student Loan Trust, Series 2006-1, Class A3
0.36%	05/25/26	[2]	11,419,496	11,247,746
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.32%	10/25/27	[2]	38,872,261	37,158,227
National Collegiate Student Loan Trust, Series 2006-3, Class A4
0.44%	03/26/29	[2]	6,850,000	5,665,032
National Collegiate Student Loan Trust, Series 2006-4, Class A2
0.30%	12/27/27	[2]	3,329,284	3,252,802
National Collegiate Student Loan Trust, Series 2007-1, Class A3
0.40%	07/25/30	[2]	15,000,000	12,627,294
National Collegiate Student Loan Trust, Series 2007-4, Class A2A3
3.67%	12/26/25	[2]	11,775,000	11,859,545
Navigator CDO Ltd., Series 2006-2A, Class D (Cayman Islands)
3.74%	09/20/20	[2,3,4]	459,271	426,530
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
0.87%	02/25/36	[2,3]	10,125,000	7,441,875
Nelnet Student Loan Trust, Series 2008-3, Class A4
1.89%	11/25/24	[2]	2,520,000	2,621,875
Newstar Trust, Series 2012-2A, Class C
4.49%	01/20/23	[2,3]	5,000,000	5,101,405
North Carolina State Education Authority, Series 2011-1, Class A3
1.14%	10/25/41	[2]	24,000,000	23,465,040
Northstar Education Finance, Inc.
0.99%	01/29/46	[2]	42,825,000	42,749,765
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.66%	11/20/23	[2,3,4]	11,950,000	11,908,115
Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B
0.50%	08/25/21		10,000,000	9,760,660
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class B (Cayman Islands)
2.99%	12/16/24	[2,3,4]	500,000	492,887
Pam Capital Funding LP, Series 1998-1A, Class B2 (Cayman Islands)
1.59%	05/01/14	2,3,4,5,†	675,726	135,145
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
1.20%	10/01/37	[2]	16,950,000	16,961,323
Panthera Aviation, Series 2013-1
10.00%	01/25/22	2,†	19,225,000	19,224,865

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Panthera Aviation, Series 2013-2
10.00%	03/20/24	2,†	$34,540,633	$34,540,394
Race Point CLO Ltd., Series 2012-7A, Class A (Cayman Islands)
1.66%	11/08/24	[2,3,4]	59,075,000	58,883,183
Red River CLO Ltd., Series 1A, Class A (Cayman Islands)
0.51%	07/27/18	[2,3,4]	15,474,420	15,180,290
Scholar Funding Trust, Series 2012-B, Class A2
1.27%	03/28/46	[2,3]	38,825,000	39,001,139
SLC Student Loan Trust, Series 2008-1, Class A4A
1.84%	12/15/32	[2]	17,702,000	18,300,115
SLC Student Loan Trust, Series 2008-2, Class B
1.99%	09/15/22	[2]	3,835,000	3,712,196
SLM Student Loan Trust, Series 2003-11, Class A6
0.99%	12/15/25	[2,3]	14,605,000	14,463,776
SLM Student Loan Trust, Series 2004-1, Class A4
0.50%	10/27/25	[2]	2,810,000	2,719,795
SLM Student Loan Trust, Series 2004-8, Class B
0.70%	01/25/40	[2]	2,142,402	1,891,098
SLM Student Loan Trust, Series 2004-A, Class A3
0.64%	06/15/33	[2]	40,400,000	36,694,027
SLM Student Loan Trust, Series 2004-B, Class A3
0.57%	03/15/24	[2]	24,340,000	21,985,774
SLM Student Loan Trust, Series 2005-4, Class B
0.42%	07/25/40	[2]	14,871,062	12,910,937
SLM Student Loan Trust, Series 2005-5, Class A5
0.99%	10/25/40	[2]	25,000	23,750
SLM Student Loan Trust, Series 2005-A, Class A3
0.44%	06/15/23	[2]	2,500,000	2,341,244
SLM Student Loan Trust, Series 2005-A, Class A4
0.55%	12/15/38	[2]	9,280,000	7,621,497
SLM Student Loan Trust, Series 2005-B, Class A3
0.51%	12/15/23	[2]	28,785,000	27,227,947
SLM Student Loan Trust, Series 2006-2, Class A6
0.41%	01/25/41	[2]	42,655,000	37,289,364
SLM Student Loan Trust, Series 2006-8,
Class A6
0.40%	01/25/41	[2]	32,855,000	28,733,965

See accompanying notes to Schedule of Portfolio Investments.

40 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-9, Class A5
0.34%	01/26/26	[2]	$8,350,000	$8,149,957
SLM Student Loan Trust, Series 2007-1, Class A5
0.33%	01/26/26	[2]	9,550,000	9,217,951
SLM Student Loan Trust, Series 2007-3, Class A4
0.30%	01/25/22	[2]	7,285,000	6,911,855
SLM Student Loan Trust, Series 2007-6, Class B
1.09%	04/27/43	[2]	7,603,000	6,625,509
SLM Student Loan Trust, Series 2008-2, Class B
1.44%	01/25/29	[2]	38,909,000	34,063,565
SLM Student Loan Trust, Series 2008-3, Class A3
1.24%	10/25/21	[2]	40,000	40,633
SLM Student Loan Trust, Series 2008-3, Class B
1.44%	04/25/29	[2]	1,750,000	1,570,819
SLM Student Loan Trust, Series 2008-4, Class A4
1.89%	07/25/22	[2]	365,000	381,406
SLM Student Loan Trust, Series 2008-4, Class B
2.09%	04/25/29	[2]	4,384,000	4,249,543
SLM Student Loan Trust, Series 2008-5, Class A4
1.94%	07/25/23	[2]	245,000	256,459
SLM Student Loan Trust, Series 2008-5, Class B
2.09%	07/25/29	[2]	32,444,000	32,130,294
SLM Student Loan Trust, Series 2008-6, Class B
2.09%	07/25/29	[2]	31,779,000	30,408,960
SLM Student Loan Trust, Series 2008-7, Class B
2.09%	07/25/29	[2]	17,437,000	17,239,954
SLM Student Loan Trust, Series 2008-8, Class B
2.49%	10/25/29	[2]	560,000	564,852
SLM Student Loan Trust, Series 2008-9, Class B
2.49%	10/25/29	[2]	31,692,000	32,167,459
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.54%	10/20/23	[2,3,4]	11,500,000	11,634,883
South Carolina Student Loan Corp., Series A2
0.36%	12/01/20	[2]	50,000	49,507
0.36%	12/01/22	[2]	29,000,000	28,257,890
Stone Tower CLO Ltd., Series 2006-5A, Class C1
1.85%	07/16/20	[2,3]	900,000	849,343

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
1.67%	07/01/42	[2,3]	$25,050,000	$19,073,972
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.50%	04/16/22	[2,3,4]	1,090,000	1,090,961
Symphony CLO Ltd., Series 2012-9A, Class D (Cayman Islands)
4.50%	04/16/22	[2,3,4]	1,700,000	1,708,478
TAL Advantage LLC, Series 2006-1, Class NOTE
0.36%	04/20/21	[2,3]	26,071,500	25,743,586
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26	[3]	10,625,000	10,694,283
TAL Advantage LLC, Series 2012-1A, Class A
3.86%	05/20/27	[3]	8,606,042	8,675,897
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.42%	05/15/20	[2,3,4]	1,806,250	1,790,584
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[3,4]	18,270,000	18,292,737
Textainer Marine Containers Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	04/15/27	[3,4]	12,500,000	12,605,688
Trinity Rail Leasing LP, Series 2006-1A, Class A1
5.90%	05/14/36	[3]	6,508,622	7,136,248
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.30%	02/26/19	[2,3]	6,312,687	6,260,936
Triton Container Finance LLC, Series 2012-1A, Class A
4.21%	05/14/27	[3]	3,892,708	3,926,020
Venture X CDO Ltd., Series 2012-10A, Class C (Cayman Islands)
3.49%	07/20/22	[2,3,4]	10,000,000	10,013,975
Vermont Student Assistance Corp., Student Loan Asset-Backed Notes, Series 2012-1, Class A
0.86%	07/28/34	[2]	10,918,489	10,815,254

Total Asset-Backed Securities (Cost $1,624,890,151)				1,655,534,319

BANK LOANS — 0.64%*
Communications — 0.06%
Intelsat Jackson Holdings SA, Term Loan B1, 1st Lien (Luxembourg)
3.75%	04/02/18	[2,4]	15,151,012	15,293,053

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Electric — 0.15%
Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien
4.73%	10/10/17	[2]	$27,033,320	$18,765,719
Topaz Power Holdings LLC, Term Loan, 1st Lien
5.25%	02/26/20	[2]	18,785,250	18,796,991

				37,562,710

Energy — 0.21%
Alinta Energy Finance Pty Ltd., Term Loan B, 1st Lien
6.38%	08/07/19	[2]	29,023,750	29,120,399
Alinta Energy Finance Pty Ltd., Term Loan DD, 1st Lien
0.50%	08/07/19	[2]	1,903,509	1,909,847
Drillships Financing Holding, Term Loan B1, 1st Lien
6.00%	02/17/21	[2]	22,942,500	23,498,856

				54,529,102

Health Care — 0.14%
HCA, Inc., Term Loan B4
3.00%	05/01/18	[2]	20,898,301	20,935,291
Valeant Pharmaceuticals International, Inc., Term Loan (Canada)
4.50%	05/30/20	[2,4]	13,498,000	13,609,089

				34,544,380

Services — 0.08%
AABS Ltd., Series 2013-1, Class A (STEP)
4.72%	01/15/38	2,†	19,209,925	19,497,905

Total Bank Loans (Cost $159,036,460)				161,427,150

CORPORATES — 17.38%*
Banking — 3.42%
Abbey National Treasury Services PLC/London (United Kingdom)
2.88%	04/25/14	[4]	837,000	843,178
3.88%	11/10/14	[3,4]	23,210,000	23,848,809
Ally Financial, Inc.
2.44%	12/01/14	[2]	9,009,000	9,087,829
Bank of America Corp.
5.62%	07/01/20		36,593,000	41,873,004
5.75%	12/01/17		1,145,000	1,304,296
7.38%	05/15/14		45,000	46,096
Bank of America N.A. (BKNT)
0.52%	06/15/16	[2]	16,945,000	16,812,519
0.54%	06/15/17	[2]	23,420,000	22,938,719
5.30%	03/15/17		30,625,000	33,780,631
6.00%	06/15/16		11,345,000	12,502,179

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking (continued)
6.10%	06/15/17		$76,491,000	$86,780,707
Bank One Corp. (STEP)
8.53%	03/01/19		1,810,000	2,243,113
Barclays Bank PLC (United Kingdom)
5.00%	09/22/16	[4]	110,000	121,052
5.20%	07/10/14	[4]	12,079,000	12,382,183
Capital One Financial Corp.
7.38%	05/23/14		3,710,000	3,805,911
Commonwealth Bank of Australia (Australia)
0.97%	03/17/14	[2,3,4]	14,785,000	14,788,089
1.95%	03/16/15	[4]	16,600,000	16,888,875
2.12%	03/17/14	[3,4]	28,275,000	28,375,101
Credit Suisse USA, Inc.
5.12%	08/15/15		15,000	16,080
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[4]	11,790,000	11,983,167
6.00%	02/15/18	[4]	32,096,000	37,197,948
Discover Bank/Greenwood DE (BKNT)
8.70%	11/18/19		3,676,000	4,622,570
First Chicago NBD Institutional Capital I
0.79%	02/01/27	[2]	5,455,000	4,500,375
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49	[2,3,4]	5,823,000	5,830,279
HBOS PLC (United Kingdom)
6.00%	11/01/33	[3,4]	3,500,000	3,517,500
HBOS PLC, Series G (MTN)
(United Kingdom)
6.75%	05/21/18	[3,4]	63,967,000	72,242,434
HSBC Bank PLC (United Kingdom)
1.04%	01/17/14	[2,3,4]	29,100,000	29,108,981
3.10%	05/24/16	[3,4]	28,270,000	29,637,458
HSBC Holdings PLC (United Kingdom)
5.10%	04/05/21	[4]	23,495,000	26,114,412
JPMorgan Chase & Co.
4.25%	10/15/20		9,525,000	10,126,060
4.35%	08/15/21		12,540,000	13,292,927
4.62%	05/10/21		51,300,000	55,332,281
6.30%	04/23/19		170,000	200,597
JPMorgan Chase Bank N.A.
0.57%	06/13/16	[2]	14,944,000	14,875,148
JPMorgan Chase Bank N.A. (BKNT)
5.88%	06/13/16		5,040,000	5,593,029
6.00%	07/05/17		1,678,000	1,893,136
6.00%	10/01/17		47,957,000	54,915,225
M&T Capital Trust III
9.25%	02/01/27		10,200,000	10,416,964
National Australia Bank/New York (MTN) (Australia)
2.75%	03/09/17	[4]	56,825,000	58,703,092

See accompanying notes to Schedule of Portfolio Investments.

42 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking (continued)
National Capital Trust II
5.49%	12/29/49	[2,3]	$2,717,000	$2,802,735
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[4]	13,780,000	14,103,308
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[3,4]	23,240,000	23,702,034
Wachovia Corp.
0.58%	10/28/15	[2]	13,165,000	13,156,969
Westpac Banking Corp. (Australia)
0.98%	03/31/14	[2,3,4]	32,750,000	32,811,218

				865,118,218

Communications — 0.34%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%	01/15/19		10,925,000	11,553,187
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20		15,194,000	16,523,475
Intelsat Jackson Holdings SA (Luxembourg)
7.25%	10/15/20	[4]	12,705,000	13,943,737
Sprint Nextel Corp.
9.00%	11/15/18	[3]	20,485,000	24,735,637
Verizon Communications, Inc.
1.95%	03/28/14		7,883,000	7,913,264
5.15%	09/15/23		7,650,000	8,222,828
Windstream Corp. (WI)
8.12%	09/01/18		2,730,000	2,951,813

				85,843,941

Consumer Discretionary — 0.03%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (WI)
5.75%	10/15/20		6,650,000	6,816,250

Electric — 1.53%
Alabama Power Capital Trust V
3.35%	10/01/42	[2]	290,000	273,157
Cleco Power LLC
6.65%	06/15/18		17,887,000	20,944,228
Coso Geothermal Power Holdings
7.00%	07/15/26	[3]	19,802,675	12,376,672
DPL, Inc.
6.50%	10/15/16		14,080,000	15,276,800
7.25%	10/15/21		18,881,000	19,211,417
Duquesne Light Holdings, Inc.
6.25%	08/15/35		42,000	46,121
Entergy Gulf States Louisiana LLC (WI)
6.00%	05/01/18		17,500,000	20,093,150

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Electric (continued)
FirstEnergy Corp.
4.25%	03/15/23		$14,318,000	$13,352,272
FirstEnergy Corp., Series C
7.38%	11/15/31		11,045,000	12,060,329
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[3]	165,738	156,622
FPL Energy Wind Funding LLC
6.88%	06/27/17	[3]	435,887	420,631
GenOn Americas Generation LLC
8.50%	10/01/21		7,547,000	7,980,953
9.12%	05/01/31		8,569,000	8,761,803
Homer City Generation LP (PIK)
8.14%	10/01/19	[6]	10,009,738	10,610,322
8.73%	10/01/26	[7]	30,309,199	31,976,205
Ipalco Enterprises, Inc.
7.25%	04/01/16	[3]	12,450,000	13,726,125
Kansas City Power & Light Co.
6.38%	03/01/18		4,320,000	4,975,430
Metropolitan Edison Co.
3.50%	03/15/23	[3]	11,725,000	11,037,413
Mirant Mid Atlantic Pass-Through Trust, Series B
9.12%	06/30/17		19,179,063	20,593,519
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		8,836,850	9,875,180
Nevada Power Co.
5.45%	05/15/41		600,000	654,198
Oncor Electric Delivery Co. LLC
5.25%	09/30/40		9,938,000	10,115,373
5.30%	06/01/42		60,248,000	62,878,669
PNM Resources, Inc.
9.25%	05/15/15		15,387,000	17,194,973
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,505,880
Public Service Co. of New Mexico
5.35%	10/01/21		5,320,000	5,733,484
7.95%	05/15/18		41,187,000	49,168,167
PVNGS II Funding Corp., Inc.
8.00%	12/30/15		817,000	862,182
Tucson Electric Power
3.85%	03/15/23		85,000	81,924

				385,943,199

Energy — 2.05%
Arch Coal, Inc.
7.00%	06/15/19		39,074,000	31,259,200
7.25%	06/15/21		2,000,000	1,540,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
Continental Resources, Inc.
5.00%	09/15/22		$7,000,000	$7,293,125
Dynegy Escrow Holdings
0.00%	01/01/50	5,†	54,205,000	–
El Paso Pipeline Partners
4.10%	11/15/15		46,175,000	48,796,216
5.00%	10/01/21		2,000,000	2,104,626
Energy Transfer Partners LP
3.26%	11/01/66	[2]	75,433,000	69,021,195
Newfield Exploration Co.
5.62%	07/01/24		51,020,000	50,956,225
Panhandle Eastern Pipeline Co. LP
8.12%	06/01/19		2,392,000	2,881,888
Petrobras Global Finance BV (Netherlands)
1.86%	05/20/16	[2,4]	18,970,000	18,812,434
4.38%	05/20/23	[4]	20,000,000	17,902,110
Petrobras International Finance Co. - Pifco (Cayman Islands)
5.38%	01/27/21	[4]	23,475,000	23,423,460
5.75%	01/20/20	[4]	8,000,000	8,261,072
6.88%	01/20/40	[4]	150,000	143,409
Plains Exploration & Production Co.
6.12%	06/15/19		7,915,000	8,721,341
6.50%	11/15/20		11,000,000	12,179,063
6.75%	02/01/22		17,555,000	19,417,618
6.88%	02/15/23		27,775,000	31,108,000
Ruby Pipeline LLC
6.00%	04/01/22	[3]	51,505,000	54,264,813
Sabine Pass LNG LP
7.50%	11/30/16		33,822,000	38,387,970
7.50%	11/30/16	[3]	19,273,000	21,296,665
Sinopec Capital 2013 Ltd. (China)
1.25%	04/24/16	[3,4]	5,020,000	5,003,364
Tennessee Gas Pipeline Co. LLC
7.62%	04/01/37		40,000	50,992
8.00%	02/01/16		25,955,000	29,485,944
8.38%	06/15/32		5,224,000	6,765,064
Trans-Canada Pipelines Ltd. (Canada)
6.35%	05/15/67	[2,4]	85,000	87,379
Williams Cos., Inc.
7.88%	09/01/21		5,881,000	6,791,420
8.75%	03/15/32		2,589,000	3,030,052

				518,984,645

Finance — 5.35%
Alta Wind Holdings LLC
7.00%	06/30/35	[3]	15,500,342	16,475,159
Astoria Depositor Corp.
8.14%	05/01/21	[3]	47,522,000	46,571,560

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
Bear Stearns Cos. LLC
4.65%	07/02/18		$4,330,000	$4,704,126
7.25%	02/01/18		20,725,000	24,837,938
Cantor Fitzgerald LP
6.38%	06/26/15	[3]	10,320,000	10,707,000
Chase Capital II, Series B
0.74%	02/01/27	[2]	31,185,000	25,727,625
Chase Capital III, Series C
0.79%	03/01/27	[2]	4,500,000	3,712,500
Chase Capital VI
0.87%	08/01/28	[2]	17,175,000	14,169,375
CIT Group, Inc.
4.25%	08/15/17		8,708,000	9,143,400
5.25%	04/01/14	[3]	22,795,000	23,165,419
6.62%	04/01/18	[3]	6,385,000	7,207,069
Citigroup Capital III
7.62%	12/01/36		7,438,000	8,330,560
Citigroup, Inc.
0.52%	11/05/14	[2]	14,309,000	14,306,453
0.79%	08/25/36	[2]	61,134,000	47,755,711
1.20%	07/25/16	[2]	36,535,000	36,992,525
1.30%	11/15/16		5,625,000	5,611,707
1.75%	05/01/18		14,800,000	14,572,261
2.50%	09/26/18		8,500,000	8,571,213
4.59%	12/15/15		4,650,000	4,971,394
5.30%	01/07/16		23,609,000	25,578,983
5.38%	08/09/20		8,425,000	9,598,131
5.50%	10/15/14		72,000	74,689
5.85%	08/02/16		155,000	172,521
6.00%	08/15/17		28,913,000	32,981,059
6.12%	11/21/17		10,055,000	11,600,665
6.12%	05/15/18		2,850,000	3,301,483
6.38%	08/12/14		3,950,000	4,090,686
Countrywide Capital III, Series B
8.05%	06/15/27		3,000,000	3,551,250
Discover Financial Services
3.85%	11/21/22		11,834,000	11,241,412
5.20%	04/27/22		4,515,000	4,706,255
Ford Motor Credit Co. LLC
1.70%	05/09/16		9,225,000	9,310,962
2.75%	05/15/15		7,425,000	7,619,438
3.88%	01/15/15		26,042,000	26,878,391
7.00%	04/15/15		31,214,000	33,623,721
Ford Motor Credit Co. LLC, Series FRN
1.49%	05/09/16	[2]	10,525,000	10,716,399
General Electric Capital Corp.
4.62%	01/07/21		20,325,000	22,196,729
5.62%	05/01/18		295,000	339,397
5.90%	05/13/14		50,000	51,016

See accompanying notes to Schedule of Portfolio Investments.

44 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
General Electric Capital Corp. (MTN)
0.38%	06/20/14	[2]	$1,250,000	$1,250,839
0.62%	05/05/26	[2]	57,410,000	52,613,550
0.72%	08/15/36	[2]	13,220,000	10,923,284
4.38%	09/16/20		30,715,000	33,237,246
5.38%	10/20/16		3,700,000	4,126,122
General Electric Capital Corp.,
Series A (MTN)
6.75%	03/15/32		13,915,000	17,279,633
General Electric Capital Corp., Series E (MTN)
0.37%	03/20/14	[2]	30,100,000	30,095,605
General Electric Capital Corp., Series G (MTN)
3.10%	01/09/23		17,035,000	16,193,454
6.15%	08/07/37		14,393,000	16,847,697
6.88%	01/10/39		8,037,000	10,367,023
Goldman Sachs Group, Inc.
0.70%	03/22/16	[2]	1,325,000	1,322,747
1.24%	02/07/14	[2]	1,624,000	1,625,174
2.38%	01/22/18		18,810,000	18,895,766
3.62%	02/07/16		11,605,000	12,152,437
5.00%	10/01/14		50,000	51,599
5.25%	07/27/21		11,225,000	12,366,173
5.75%	10/01/16		3,600,000	4,015,297
5.95%	01/18/18		7,015,000	7,982,881
6.00%	06/15/20		9,510,000	10,926,033
6.15%	04/01/18		31,176,000	35,782,690
6.75%	10/01/37		500,000	554,215
7.50%	02/15/19		40,077,000	48,870,695
International Lease Finance Corp.
6.50%	09/01/14	[3]	32,080,000	33,323,100
6.75%	09/01/16	[3]	41,450,000	46,424,000
JPMorgan Chase Capital XIII, Series M
1.20%	09/30/34	[2]	5,763,000	4,601,036
JPMorgan Chase Capital XXI, Series U
1.19%	02/02/37	[2]	63,900,000	47,925,000
JPMorgan Chase Capital XXIII
1.24%	05/15/47	[2]	64,309,000	48,023,002
Macquarie Bank Ltd. (Australia)
6.62%	04/07/21	[3,4]	800,000	886,039
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	9,175,000	9,512,346
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	5,800,000	6,467,000
8.95%	05/18/17	[2]	5,990,000	6,731,562
9.57%	06/06/17	[2]	12,113,000	13,885,132

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
Morgan Stanley
0.72%	10/15/15	[2]	$5,730,000	$5,720,437
3.80%	04/29/16		9,140,000	9,668,857
4.20%	11/20/14		8,625,000	8,901,216
5.50%	07/24/20		32,400,000	36,286,607
6.00%	05/13/14		19,985,000	20,389,644
7.30%	05/13/19		205,000	249,237
Morgan Stanley (MTN)
0.70%	10/18/16	[2]	20,365,000	20,226,399
5.62%	09/23/19		600,000	684,077
5.75%	10/18/16		8,550,000	9,539,183
5.95%	12/28/17		125,000	142,943
6.25%	08/28/17		12,950,000	14,847,106
6.62%	04/01/18		7,930,000	9,287,592
Morgan Stanley, Series G (MTN)
0.54%	01/09/14	[2]	2,970,000	2,970,056
5.45%	01/09/17		100,000	110,777
Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	26,750,000	31,916,016
Prudential Holdings LLC
8.70%	12/18/23	[3]	14,885,486	18,911,786
Raymond James Financial, Inc.
8.60%	08/15/19		8,453,000	10,642,716
Reckson Operating Partnership LP
5.00%	08/15/18		14,845,000	15,712,473
Woodbourne Capital Trust I
2.67%	04/29/49	[2,3,5]	900,000	459,000
Woodbourne Capital Trust II
2.67%	04/08/49	[2,3,5]	925,000	471,750
Woodbourne Capital Trust III
2.67%	04/08/49	[2,3,5]	1,525,000	777,750
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	23,561,000	25,328,075

				1,353,668,256

Health Care — 0.35%
CHS/Community Health Systems, Inc.
5.12%	08/15/18		3,725,000	3,855,375
7.12%	07/15/20		2,850,000	2,956,875
8.00%	11/15/19		13,050,000	14,224,500
HCA, Inc.
5.88%	03/15/22		2,860,000	2,960,100
7.25%	09/15/20		46,780,000	51,107,150
North Shore Long Island
Jewish Health Care, Inc.
4.80%	11/01/42		40,000	35,552
6.15%	11/01/43		4,000,000	4,300,127
NYU Hospitals Center, Series 13-A
5.75%	07/01/43		5,440,000	5,553,206

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Health Care (continued)
Tenet Healthcare Corp.
4.50%	04/01/21		$4,240,000	$4,059,800

				89,052,685

Industrials — 0.21%
General Electric Co.
5.25%	12/06/17		17,228,000	19,518,618
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.90%	03/22/23	[3,4]	10,000,000	9,499,400
Sydney Airport Finance Co., Pty Ltd. (Australia)
5.12%	02/22/21	[3,4]	23,825,000	25,199,488

				54,217,506

Insurance — 1.03%
Berkshire Hathaway, Inc.
3.75%	08/15/21		50,000	51,550
4.50%	02/11/43		16,870,000	15,730,380
Farmers Exchange Capital
7.20%	07/15/48	[3]	18,265,000	21,015,965
Farmers Exchange Capital II
6.15%	11/01/53	[2,3]	58,200,000	59,071,369
MetLife, Inc.
2.38%	02/06/14		10,775,000	10,794,751
Metropolitan Life Global Funding I
1.50%	01/10/18	[3]	39,800,000	38,717,926
1.88%	06/22/18	[3]	23,650,000	23,105,060
3.88%	04/11/22	[3]	18,675,000	18,864,383
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	12,949,000	13,159,421
6.60%	04/15/34	[3]	19,568,000	20,081,660
Pricoa Global Funding I
1.60%	05/29/18	[3]	24,825,000	24,228,094
5.45%	06/11/14	[3]	15,130,000	15,455,295

				260,275,854

Materials — 0.11%
ArcelorMittal (Luxembourg)
5.75%	08/05/20	[4]	140,000	149,100
7.25%	03/01/41	[4]	2,000,000	1,920,000
Barrick Gold Corp. (WI)(Canada)
4.10%	05/01/23	[4]	1,215,000	1,098,722
Barrick NA Finance LLC
5.75%	05/01/43		21,990,000	19,919,391
Barrick North America Finance LLC
4.40%	05/30/21		5,000,000	4,824,887

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Materials (continued)
Southern Copper Corp.
6.38%	07/27/15	$100,000	$107,450

			28,019,550

Real Estate Investment Trust (REIT) — 1.90%
BRE Properties, Inc.
5.50%	03/15/17	100,000	109,778
Camden Property Trust
4.62%	06/15/21	600,000	629,812
ERP Operating LP
5.12%	03/15/16	70,000	76,091
5.75%	06/15/17	100,000	112,367
First Industrial LP (MTN)
7.50%	12/01/17	80,000	91,644
HCP, Inc.
2.62%	02/01/20	63,120,000	60,253,518
3.15%	08/01/22	2,850,000	2,605,402
3.75%	02/01/19	10,509,000	10,891,351
4.25%	11/15/23	6,000,000	5,899,714
5.38%	02/01/21	20,035,000	21,805,300
5.62%	05/01/17	1,508,000	1,686,436
6.00%	01/30/17	16,320,000	18,303,353
6.75%	02/01/41	150,000	179,237
7.07%	06/08/15	125,000	135,246
HCP, Inc. (MTN)
6.30%	09/15/16	27,844,000	31,375,065
Health Care REIT, Inc.
4.12%	04/01/19	19,500,000	20,582,819
4.70%	09/15/17	28,088,000	30,557,665
4.95%	01/15/21	16,142,000	17,031,717
5.25%	01/15/22	26,870,000	28,604,053
6.12%	04/15/20	7,275,000	8,198,736
6.50%	03/15/41	13,430,000	14,746,543
Healthcare Realty Trust, Inc.
5.75%	01/15/21	21,375,000	23,181,905
6.50%	01/17/17	380,000	426,449
Highwoods Realty LP
7.50%	04/15/18	6,810,000	7,925,648
Nationwide Health Properties, Inc.
6.00%	05/20/15	22,580,000	24,185,777
Post Apartment Homes LP
4.75%	10/15/17	21,885,000	23,683,269
Simon Property Group LP
6.12%	05/30/18	1,290,000	1,495,045
SL Green Realty Corp./SL Green
Operating Partnership
7.75%	03/15/20	38,473,000	45,181,963
UDR, Inc. (MTN)
4.25%	06/01/18	5,500,000	5,846,373
5.25%	01/15/15	200,000	208,380

See accompanying notes to Schedule of Portfolio Investments.

46 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
UDR, Inc., Series E (MTN)
5.13%	01/15/14		$7,075,000	$7,085,446
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		60,000	59,038
2.70%	04/01/20		4,315,000	4,131,867
4.75%	06/01/21		10,925,000	11,477,854
WEA Finance LLC
4.62%	05/10/21	[3]	14,297,000	15,111,915
7.12%	04/15/18	[3]	31,093,000	36,952,445
WEA Finance LLC/WT Finance Aust Pty Ltd.
6.75%	09/02/19	[3]	30,000	35,713

				480,864,934

Transportation — 1.06%
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		4,217,495	4,460,000
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%	07/15/25	[3]	23,800,000	23,428,125
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	[3]	80,775,000	85,015,687
Autopistas Metropolitanas de Puerto Rico LLC
6.75%	06/30/35	[3]	3,315,000	3,090,535
Continental Airlines 1999-2 Class C-2 Pass-Through Trust, Series AMBC
6.24%	03/15/20		106,117	115,667
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		2,468,670	2,649,191
Continental Airlines Pass-Through Trust, Series 1999, Class C2
7.26%	03/15/20		9,991,019	11,139,986
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.54%	08/02/20		76,621	83,876
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		4,205,230	4,599,470
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		2,308,888	2,427,103
Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19		6,753,177	7,770,374
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		45,239,581	51,007,628

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation (continued)
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.69%	11/15/16	[2]	$13,575,000	$12,582,328
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A-1
7.04%	04/01/22		2,678,836	3,053,874
UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		41,629	47,977
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		14,132,863	16,261,625
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		19,183,063	21,053,411
US Airways Pass-Through Trust, Series 2011-1, Class A
7.12%	10/22/23		5,137,072	5,859,473
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		11,525,576	12,598,896

				267,245,226

Total Corporates (Cost $4,180,852,138)				4,396,050,264

FOREIGN GOVERNMENT OBLIGATIONS — 0.31%
Foreign Government Obligations — 0.31%
Kommunalbanken AS (Norway)
1.12%	05/23/18	[3,4]	81,650,000	78,913,706

Total Foreign Government Obligations (Cost $81,468,730)

MORTGAGE-BACKED — 48.86%**
Commercial Mortgage-Backed — 2.82%
Banc of America Large Loan, Inc., Series 2010-UB4, Class A4A
5.01%	12/20/41	[2,3]	11,467,625	12,292,147
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A4
5.20%	07/10/45	[2]	6,800,000	6,874,773
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.18%	09/10/47	[2]	65,251,000	69,458,058
Bayview Commercial Asset Trust, Series 2004-2, Class A
0.60%	08/25/34	[2,3]	797,148	738,799
Bayview Commercial Asset Trust, Series 2005-3A, Class A1
0.48%	11/25/35	[2,3]	29,535	25,527
Bayview Commercial Asset Trust, Series 2006-3A, Class A1
0.42%	10/25/36	[2,3]	5,304,762	4,487,887

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class AF3
5.50%	12/28/35	[2]	$635,160	$647,330
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A
5.14%	10/12/42	[2]	40,390,000	42,888,606
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.58%	04/12/38	[2]	21,441,490	23,202,040
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4
5.23%	12/15/40	[2]	1,221,265	1,292,647
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[3]	29,480,000	31,119,250
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44		48,755,000	51,266,736
GE Business Loan Trust, Series 2003-2A, Class A
0.54%	11/15/31	[2,3]	22,362	21,414
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class X (IO)
1.09%	05/15/35	[2,5]	9,215,455	294,111
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	107,315,000	109,635,043
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.90%	09/12/37		2,920,000	3,060,183
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	3,306,398	3,301,328
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 2A3
5.54%	03/25/37	[2,3]	12,687,864	12,746,688
Merrill Lynch Mortgage Investors, Inc., Series 2005-LC1, Class A4
5.29%	01/12/44	[2]	517,371	553,059
Merrill Lynch Mortgage Investors, Inc., Series 2005-MCP1, Class ASB
4.67%	06/12/43	[2]	16,559	16,599
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class ASB
5.13%	12/12/49	[2]	13,597,208	14,008,463
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		15,896,446	16,623,963

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class A2A
4.88%	08/13/42		$37,636	$37,927
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4
5.33%	12/15/43		84,432	92,523
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4
5.16%	10/12/52	[2]	35,975,000	38,376,907
Morgan Stanley Capital I Trust, Series 2006-T23, Class A2
5.75%	08/12/41	[2]	1,478	1,475
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4
5.81%	08/12/41	[2]	44,680,000	49,175,568
Morgan Stanley Capital I Trust, Series 2011-C3, Class A4
4.12%	08/15/49		13,563,000	14,152,000
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[3]	17,114,815	17,585,472
Spirit Master Funding LLC, Series 2006-1A, Class A
5.76%	03/20/24	[3]	8,296,766	8,490,081
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		52,205,000	49,852,617
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		62,612,000	63,610,004
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%	06/15/45		68,158,000	67,305,957

				713,235,182

Non-Agency Mortgage-Backed — 16.00%
Aames Mortgage Trust, Series 2002-1, Class A3 (STEP)
6.55%	06/25/32		69,156	67,257
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.38%	02/25/37	[2]	46,125,000	33,965,850
ACE Securities Corp., Series 2006-HE3, Class A2C
0.32%	06/25/36	[2]	4,653,379	2,918,777
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
0.70%	01/25/36	[2]	578,898	515,378
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.40%	09/25/35	[2]	5,360,482	5,020,563

See accompanying notes to Schedule of Portfolio Investments.

48 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 1A3
0.44%	12/25/35	[2]	$8,199,363	$8,053,817
American Home Mortgage Assets, Series 2007-2, Class A1
0.29%	03/25/47	[2]	1,004,242	742,924
American Home Mortgage Assets, Series 2007-4, Class A2
0.36%	08/25/37	[2]	8,016,384	7,366,881
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1
0.36%	03/25/46	[2]	2,954,275	2,336,433
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C
0.36%	05/25/47	[2]	100,804,962	72,460,018
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2
0.36%	08/25/35	[2]	18,408	18,281
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		116,012	119,873
Argent Securities, Inc., Series 2004-W6, Class AV2
0.62%	05/25/34	[2]	18,496,542	17,592,135
Argent Securities, Inc., Series 2005-W2, Class A2B1
0.36%	10/25/35	[2]	28,551	28,448
Argent Securities, Inc., Series 2005-W4, Class A2C
0.46%	02/25/36	[2]	825,156	824,129
Asset-Backed Funding Certificates, Series 2006-OPT3, Class A3B
0.32%	11/25/36	[2]	14,750,739	7,853,869
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.16%	06/25/37	[2]	39,828,963	26,909,483
Asset-Backed Securities Corp. Home Equity, Series 2005-HE6, Class M2
0.68%	07/25/35	[2]	60,000	59,314
Asset-Backed Securities Corp. Home Equity, Series 2006-HE6, Class A5
0.40%	11/25/36	[2]	18,411,000	10,670,611
Banc of America Alternative Loan Trust, Series 2003-2, Class CB4
5.50%	04/25/33		1,969,492	2,134,835
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		42,523	45,088
Banc of America Funding Corp., Series 2006-E, Class 2A1
2.90%	06/20/36	[2]	249,152	205,793

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.34%	07/20/36	[2]	$25,122,516	$25,003,662
Banc of America Funding Corp., Series 2006-H, Class 3A1
2.88%	09/20/46	[2]	4,582,463	3,630,874
Banc of America Mortgage Securities, Inc., Series 2003-1, Class ASS 3A1
2.79%	10/25/33	[2]	2,842,009	2,875,928
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1
2.62%	07/25/34	[2]	160,463	161,295
Banc of America Mortgage Securities, Inc., Series 2005-C, Class 2A2
2.92%	04/25/35	[2]	1,717,025	1,548,920
Banc of America Mortgage Securities, Inc., Series 2006-2, Class A2
6.00%	07/25/46	[2]	600,472	559,509
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A24
6.00%	03/25/37		3,252,104	3,028,005
Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1
6.00%	09/25/37		1,671,818	1,539,136
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[3,4,5]	8,000	640
BCAP LLC Trust, Series 2011-RR3, Class 1A5
2.85%	05/27/37	[2,3]	17,119,561	17,097,631
BCAP LLC Trust, Series 2007-AA1, Class 2A1
0.34%	03/25/37	[2]	1,559,497	1,283,433
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37		678,919	579,389
BCAP LLC Trust, Series 2009-RR10, Class 7A1
2.43%	10/26/35	[2,3]	15,454,671	15,825,962
BCAP LLC Trust, Series 2010-RR11, Class 3A2
2.84%	06/27/36	[2,3]	9,877,279	9,937,481
BCAP LLC Trust, Series 2011-RR2, Class 3A6
2.72%	11/21/35	[2,3]	22,263,566	20,791,862
BCAP LLC Trust, Series 2011-RR3, Class 5A3
2.47%	11/27/37	[2,3]	13,852,310	13,447,158
BCAP LLC Trust, Series 2011-RR4, Class 1A3
2.82%	03/26/36	[2,3]	19,946,039	19,436,148

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2011-RR5, Class 1A3
2.64%	03/26/37	[2,3]	$1,490,297	$1,478,158
BCAP LLC Trust, Series 2011-RR5, Class 2A3
2.84%	06/26/37	[2,3]	8,317,644	8,296,026
BCAP LLC Trust, Series 2013-RR12, Class 3A1
0.58%	10/26/37	[3]	38,606,000	35,517,520
Bear Stearns ALT-A Trust, Series 2006-3, Class 1A1
0.54%	05/25/36	[2]	3,409,059	2,205,893
Bear Stearns ALT-A Trust, Series 2006-4, Class 32A1
2.71%	07/25/36	[2]	4,517,451	2,972,464
Bear Stearns ARM Trust, Series 2003-4, Class 3A1
2.48%	07/25/33	[2]	73,401	72,517
Bear Stearns ARM Trust, Series 2004-1, Class 13A2
2.85%	04/25/34	[2]	27,981	27,827
Bear Stearns ARM Trust, Series 2004-10, Class 14A1
5.11%	01/25/35	[2]	10,712,797	10,809,876
Bear Stearns ARM Trust, Series 2006-4, Class 2A1
2.53%	10/25/36	[2]	1,685,837	1,380,586
Bear Stearns Asset-Backed Securities Trust, Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34		74,034	77,757
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A1 (STEP)
5.50%	01/25/34		1,795,150	1,859,289
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A2 (STEP)
5.75%	01/25/34		1,618,449	1,696,703
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC5, Class 2A3
0.42%	08/25/20	[2]	5,038,272	3,847,577
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
0.56%	08/25/43	[2]	28,137	27,818
Bear Stearns Asset-Backed Securities Trust, Series 2005-TC2, Class A3
0.54%	08/25/35	[2]	8,669,096	8,576,332
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		3,870,692	3,387,739
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
0.34%	10/25/36	[2]	3,481,462	2,290,778

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 2A1
0.38%	06/25/37	[2]	$357,548	$284,888
BHN I Mortgage Fund, Series 1997-2, Class A1 (Argentina)[8]
1.45%	05/31/17	2,3,4,5,9,†	13,760	4
BHN I Mortgage Fund, Series 1997-2, Class A2 (Argentina)[8]
7.54%	05/31/17	3,4,5,9,†	2,500	1
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	3,4,5,†	6,000	2
Bombardier Capital Mortgage Securitization Corp., Series 2001-A, Class A
6.80%	12/15/30	[2]	20,252,908	22,362,621
CC Mortgage Funding Corp., Series 2004-1A, Class A1
0.44%	01/25/35	[2,3]	1,667,390	1,494,505
Centex Home Equity, Series 2006-A, Class AV3
0.32%	06/25/36	[2]	29,617,820	29,240,815
Centex Home Equity, Series 2006-A, Class AV4
0.42%	06/25/36	[2]	200,000	176,991
Chase Mortgage Finance Corp., Series 2006-A1, Class 1A2
2.70%	09/25/36	[2]	1,885,337	1,562,610
Chase Mortgage Finance Corp., Series 2006-S3, Class 2A1
5.50%	11/25/21		3,897,475	3,480,184
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
2.70%	07/25/37	[2]	8,033,884	8,049,566
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		8,917,892	8,863,644
Chaseflex Trust, Series 2006-2, Class A2B
0.36%	09/25/36	[2]	2,645,000	2,091,110
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2
1.42%	10/25/37	[2,3]	9,527,830	9,538,211
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35		703,000	691,705
Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A5 (STEP)
6.04%	09/25/36		525,000	513,601
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
6.05%	03/25/37		650,000	602,905
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.04%	02/25/34	[2]	289,427	283,758

See accompanying notes to Schedule of Portfolio Investments.

50 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2
4.62%	05/25/34	[2,3]	$8,179,978	$8,511,259
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 3A2A
2.43%	10/25/35	[2]	1,532,525	1,164,466
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.42%	11/25/35	[2]	401,901	279,622
Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1, Class A2B
0.32%	09/25/36	[2]	6,162,951	3,006,568
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
5.43%	06/25/36	[2]	17,021,685	15,757,338
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
0.32%	08/25/36	[2]	10,829,398	10,070,301
Citigroup Mortgage Loan Trust, Inc., Series 2007-6, Class 1A4A
5.30%	03/25/37	[2]	1,273,875	799,978
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
0.36%	01/25/37	[2]	173,000	143,486
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.34%	03/25/37	[2]	40,607,000	39,192,695
Citigroup Mortgage Loan Trust, Inc., Series 2009-2, Class 4A2
5.50%	03/25/36	[3]	158,358	158,078
Citigroup Mortgage Loan Trust, Inc., Series 2010-7, Class 2A1
2.59%	02/25/35	[2,3]	421,663	433,512
Citigroup Mortgage Loan Trust, Inc., Series 2010-9, Class 2A1
2.56%	11/25/35	[2,3]	413,790	425,638
Citigroup Mortgage Loan Trust, Inc., Series 2012-3, Class 4A1
2.18%	11/25/36	[2,3]	3,718,342	3,769,081
Collateralized Mortgage Obligation Trust, Series 57, Class D
9.90%	02/01/19		2,026	2,318
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		7,642,927	8,172,571
Conseco Finance, Series 2001-C, Class A5 (STEP)
7.29%	08/15/33		1,134,303	1,136,516
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[2]	21,914	22,015

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance, Series 2002-A, Class A5 (STEP)
7.55%	04/15/32		$61,341	$63,242
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	430,104	473,149
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	15,645,010	16,920,783
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[2]	126,896	131,201
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[2]	7,006,041	7,488,069
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		9,127,475	9,839,619
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	9,150,000	9,226,602
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		16,162	17,037
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.23%	08/25/35	[2]	8,640	6,587
Countrywide Alternative Loan Trust, Series 2005-84, Class 1A1
2.84%	02/25/36	[2]	183,627	140,576
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19
0.66%	06/25/36	[2]	2,326,468	1,680,787
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
2.89%	02/25/37	[2]	4,979,417	4,305,782
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A
0.34%	06/25/36	[2]	2,477,245	1,994,522
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
0.36%	03/25/37	[2]	1,189,734	589,611
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4
5.14%	02/25/36	[2]	7,000,000	5,653,067
Countrywide Asset-Backed Certificates, Series 2005-12, Class 2A5
5.24%	02/25/36	[2]	8,610,152	8,871,436
Countrywide Asset-Backed Certificates, Series 2005-13, Class AF4
5.13%	04/25/36	[2]	275,000	199,620

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates, Series 2005-2, Class M2
0.60%	08/25/35	[2]	$13,132,498	$12,716,410
Countrywide Asset-Backed Certificates, Series 2005-4, Class MV1
0.62%	10/25/35	[2]	92,798	92,937
Countrywide Asset-Backed Certificates, Series 2005-7, Class MV1
0.68%	11/25/35	[2]	4,496,616	4,481,615
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2
0.96%	10/25/47	[2]	24,558,782	20,783,852
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
2.08%	06/19/31	[2]	45,994	46,810
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-38, Class A3
5.00%	02/25/18		2,176,505	2,214,649
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23		312,111	324,901
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
4.92%	08/25/34	[2]	4,075,053	4,085,009
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1
0.50%	02/25/35	[2]	270,779	235,446
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 3A1
2.41%	02/25/35	[2]	6,693,182	4,891,814
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
2.53%	06/20/34	[2]	132,668	130,447
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1
2.50%	09/20/34	[2]	4,057,299	3,900,574
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
2.65%	11/20/34	[2]	3,838,360	3,629,818
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
3.04%	04/25/35	[2]	2,036,264	1,719,080

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3
2.77%	01/25/36	[2]	$602,837	$492,493
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
0.46%	02/25/35	[2]	233,127	182,839
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.46%	05/25/35	[2]	8,843,567	7,800,221
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
2.84%	09/25/47	[2]	2,788,027	2,314,124
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
2.98%	03/25/37	[2]	2,400,505	1,613,922
Credit Suisse Commercial Mortgage Trust, Series 2011-16R, Class 5A1
2.66%	09/27/35	[2,3]	12,136,393	12,322,996
Credit Suisse First Boston Commercial Mortgage Trust, Series 2004-AR5, Class 6A1
2.57%	06/25/34	[2]	559,090	559,615
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
2.45%	08/25/33	[2]	41,335	41,127
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1
6.50%	02/25/34		79,657	85,662
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 2A1
0.86%	03/25/36	[2]	8,005,519	5,802,168
Credit Suisse Mortgage Capital Certificates, Series 2007-2, Class 3A4
5.50%	03/25/37		7,201,226	6,840,416
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 1A11
7.00%	08/25/37		3,187,021	2,047,003
Credit Suisse Mortgage Capital Certificates, Series 2010-17R, Class 1A1
2.42%	06/26/36	[2,3]	2,140,503	2,215,731
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		31,398	31,193
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
1.20%	03/25/33	[2]	7,219,964	6,800,145

See accompanying notes to Schedule of Portfolio Investments.

52 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
1.18%	11/25/33	[2]	$54,104	$51,267
Credit-Based Asset Servicing and Securitization LLC, Series 2005-FR3, Class M1
0.87%	04/25/35	[2]	1,991,980	1,959,782
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.69%	01/25/36		11,578,008	8,499,369
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.32%	07/25/36	[2]	32,541,519	26,889,187
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
0.28%	10/25/36	[2]	13,833,542	13,545,312
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR1, Class A2A
0.28%	02/25/37	[2]	9,401,598	5,649,227
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR1, Class A2B
0.44%	02/25/37	[2]	46,041,655	28,099,494
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR2, Class A2
0.40%	02/25/37	[2]	72,977,619	37,354,484
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR5, Class A2A
0.30%	05/25/37	[2]	30,068,484	18,843,074
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR5, Class A2C
0.52%	05/25/37	[2]	20,363,371	12,955,061
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP)
4.44%	01/25/37		9,541,885	4,848,709
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP)
4.44%	01/25/37		17,840,600	8,673,430
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.94%	02/25/37		60,504,340	44,263,825
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2D (STEP)
4.98%	02/25/37		41,379,735	30,266,048

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2E (STEP)
4.98%	02/25/37		$8,055,556	$5,893,010
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2 (STEP)
0.34%	04/25/37	[2]	48,295,744	30,864,554
Credit-Based Asset Servicing and Securitization LLC, Series 2007-NC1, Class A2B
0.32%	12/25/36	[2]	51,099,484	26,743,681
Credit-Based Asset Servicing and Securitization LLC, Series 2007-NC2, Class A2B
0.30%	01/25/37	[2]	28,882,270	19,637,116
CSAB Mortgage-Backed Trust, Series 2006-4, Class A6B (STEP)
5.78%	12/25/36		5,268,016	1,708,759
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	21,624,622	21,625,639
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A1
0.36%	08/25/36	[2]	2,898,292	2,029,422
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR4, Class A1
0.30%	12/25/36	[2]	3,574,074	2,057,877
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4A5
5.25%	06/25/35		28,600	27,787
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35		1,054,813	854,392
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class A6
0.36%	02/25/37	[2]	1,939,107	1,348,792
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1, Class A2
0.34%	01/25/47	[2]	1,590,998	949,098
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
2.87%	02/25/36	[2]	2,336,702	1,799,846
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
0.41%	07/19/45	[2]	504,785	438,060
Downey Savings & Loan Association Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.31%	04/19/48	[2]	13,576,770	11,367,816
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
0.53%	01/19/45	[2]	5,501,148	4,693,705

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 53

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A
0.42%	03/19/45	[2]	$1,057,289	$970,701
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
0.58%	04/25/35	[2]	14,114,838	14,094,852
Equity One ABS, Inc., Series 1998-1, Class A2 (STEP)
7.48%	11/25/29		83,926	75,956
Equity One ABS, Inc., Series 2002-4, Class M1
5.22%	02/25/33	[2]	14,471	13,849
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1 (STEP)
5.80%	11/25/32		154,300	150,569
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF4, Class M1
0.60%	05/25/35	[2]	6,854,684	6,764,569
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FFH2, Class M1
0.88%	04/25/35	[2,3]	1,494,192	1,470,918
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF11, Class 2A3
0.32%	08/25/36	[2]	32,493,828	24,986,487
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2B
0.28%	12/25/37	[2]	19,923,200	11,866,537
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2C
0.32%	12/25/37	[2]	57,972,068	34,775,009
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2D
0.38%	12/25/37	[2]	42,016,519	25,382,263
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF1, Class A2C
0.30%	01/25/38	[2]	105,467,994	63,528,119
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2B
0.26%	03/25/37	[2]	47,377,304	28,666,064
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2C
0.32%	03/25/37	[2]	24,491,766	14,901,599
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2D
0.38%	03/25/37	[2]	45,603,020	27,962,358
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.19%	09/25/34	[2]	172,754	168,972
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1
2.23%	10/25/34	[2]	6,313,550	6,181,714

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37		$27,678	$23,215
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 2A1
2.58%	10/25/34	[2]	3,200,517	3,113,895
First Horizon Asset Securities, Inc., Series 2007-AR3, Class 1A1
2.40%	11/25/37	[2]	812,156	704,792
First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1
2.56%	02/25/34	[2]	1,973,649	2,006,460
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1
2.60%	12/25/34	[2]	1,216,004	1,200,026
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2
2.55%	01/25/37	[2]	426,112	366,672
FNBA Mortgage Pass-Through Certificates, Series 2004-AR1, Class A2
0.57%	08/19/34	[2]	40,401	38,019
Fremont Home Loan Trust, Series 2005-C, Class M1
0.64%	07/25/35	[2]	9,277,946	9,293,311
GE Business Loan Trust, Series 2004-2X, Class B
0.65%	12/15/32		1,434,651	1,319,879
GE Business Loan Trust, Series 2007-1A, Class A
0.34%	04/16/35	[2,3]	30,553,934	27,668,497
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.60%	06/25/30	[2]	82,014	71,309
GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 3A5
3.03%	12/19/33	[2]	13,846,431	14,060,164
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
3.46%	06/25/34	[2]	13,636	13,020
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1
2.93%	11/19/35	[2]	2,415,163	2,283,928
GMAC Mortgage Corp. Loan Trust, Series 2006-AR2, Class 1A1
2.89%	05/19/36	[2]	3,544,898	2,674,370
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	32,019,328	35,186,637
Greenpoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
0.40%	08/25/45	[2]	3,277,811	2,773,221
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.34%	01/25/47	[2]	19,815,556	18,013,906

See accompanying notes to Schedule of Portfolio Investments.

54 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2
0.32%	02/25/37	[2]	$8,212,647	$6,093,999
GS Mortgage Securities Corp., Series 2009-1R, Class 2A1
2.63%	11/25/35	[2,3]	80,857	82,722
GSAA Home Equity Trust, Series 2005-9, Class 2A3
0.54%	08/25/35	[2]	9,695,512	9,343,342
GSAMP Trust, Series 2005-AHL2, Class A2D
0.52%	12/25/35	[2]	25,693,000	16,623,004
GSAMP Trust, Series 2005-HE5, Class M1
0.58%	11/25/35	[2]	17,000,000	16,041,778
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
2.73%	08/25/34	[2]	15,488	15,716
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
2.59%	08/25/34	[2]	1,469,000	1,416,899
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3
2.72%	10/25/35	[2]	2,752,942	2,538,587
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4
2.72%	10/25/35	[2]	6,383,005	6,345,563
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5
2.67%	09/25/35	[2]	735,000	731,428
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1
0.36%	08/25/46	[2]	10,957,708	10,228,179
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
2.70%	05/25/47	[2]	7,085,864	6,327,931
Harborview Mortgage Loan Trust, Series 2004-1, Class 2A
2.54%	04/19/34	[2]	23,330	23,036
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A2A
0.51%	01/19/35	[2]	847,976	703,344
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
2.74%	07/19/35	[2]	925,062	845,288
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.36%	07/21/36	[2]	432,938	348,335
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A
1.16%	11/25/47	[2]	1,481,364	1,335,833
Home Equity Loan Trust, Series 2005-3, Class M1
0.59%	01/20/35	[2]	323,956	322,263

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Home Equity Loan Trust, Series 2006-1, Class A1
0.33%	01/20/36	[2]	$20,748,856	$20,307,092
Home Equity Loan Trust, Series 2006-2, Class A1
0.32%	03/20/36	[2]	27,425,973	26,911,352
Home Equity Loan Trust, Series 2006-4, Class A3V
0.32%	03/20/36	[2]	19,866	19,724
Home Equity Loan Trust, Series 2007-1, Class AM
0.41%	03/20/36	[2]	2,217,429	2,184,288
Home Equity Loan Trust, Series 2007-3, Class A4
1.67%	11/20/36	[2]	13,120,000	12,703,716
Home Equity Loan Trust, Series 2007-3, Class APT
1.37%	11/20/36	[2]	55,595,619	55,311,581
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4
0.74%	10/25/34	[2]	6,257,520	6,168,297
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3
0.36%	12/25/35	[2]	20,206,507	19,749,466
Impac CMB Trust, Series 2005-1, Class 1A1
0.68%	04/25/35	[2]	10,021,610	9,754,219
Impac Secured Assets Corp., CMN Owners Trust, Series 2004-3, Class 1
0.96%	11/25/34	[2]	1,525,344	1,474,545
Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A
2.41%	08/25/34	[2]	2,812,721	2,401,380
Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
0.96%	08/25/34	[2]	41,534	36,045
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.72%	10/25/34	[2]	340,047	336,529
Indymac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
1.02%	09/25/34	[2]	130,960	109,313
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
0.96%	11/25/34	[2]	100,174	89,502
Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 4A1
2.57%	03/25/35	[2]	2,687,237	2,647,377
Indymac Index Mortgage Loan Trust, Series 2005-AR13, Class 4A1
2.40%	08/25/35	[2]	216,455	186,083
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
4.64%	09/25/35	[2]	1,101,369	988,057

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 55

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A
0.48%	10/25/36	[2]	$314,894	$246,663
Indymac Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21
5.04%	12/25/35	[2]	10,332,065	8,786,192
Indymac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1
2.46%	01/25/36	[2]	4,300,983	3,637,617
Indymac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1
0.40%	04/25/35	[2]	1,313,182	1,168,322
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A4A
0.34%	11/25/46	[2]	22,464,430	20,806,925
Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2
2.79%	08/25/36	[2]	29,860,873	20,760,474
Indymac Index Mortgage Loan Trust, Series 2006-AR21, Class A1
0.28%	08/25/36	[2]	384,728	261,431
Indymac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A
0.38%	05/25/46	[2]	2,009,014	1,704,722
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 1A1
2.95%	05/25/36	[2]	8,207,349	5,971,593
Indymac Index Mortgage Loan Trust, Series 2006-AR8, Class A3A
0.40%	07/25/46	[2]	42,929,915	33,512,122
Indymac Index Mortgage Loan Trust, Series 2007-AR1, Class 1A2
3.06%	03/25/37	[2]	2,195,998	1,997,131
Indymac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.46%	06/25/37	[2]	7,909,557	5,192,743
Indymac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1
2.74%	05/25/37	[2]	419,057	303,795
Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1
2.80%	11/25/37	[2]	7,506,329	6,909,666
Indymac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1
4.80%	04/25/37	[2]	687,224	476,474
Indymac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		298,362	296,521
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 1A3
0.34%	05/25/36	[2]	5,793,018	5,406,386

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 2A1
2.73%	05/25/36	[2]	$1,904,522	$1,474,597
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 5A1
5.22%	05/25/36	[2]	18,605,813	14,442,986
JPMorgan Alternative Loan Trust, Series 2006-S4, Class A4 (STEP)
5.96%	12/25/36		38,700,000	31,451,076
JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A6 (STEP)
6.00%	07/25/36		6,661,901	4,038,298
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A4
0.38%	03/25/37	[2]	1,310,000	1,106,155
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1
0.26%	03/25/47	[2]	344,336	252,581
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF2 (STEP)
4.61%	03/25/47		9,480,000	7,245,953
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF3 (STEP)
4.61%	03/25/47		10,000,000	7,642,260
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF4 (STEP)
4.61%	03/25/47		5,000,000	3,819,890
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV4
0.44%	03/25/47	[2]	90,000	50,328
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
1.95%	11/25/33	[2]	459,177	443,894
JPMorgan Mortgage Trust, Series 2004-A4, Class 1A3
2.77%	09/25/34	[2]	2,787,556	2,822,950
JPMorgan Mortgage Trust, Series 2005-A3, Class 5A3
2.75%	06/25/35	[2]	269,377	251,436
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
5.26%	08/25/35	[2]	486,389	484,973
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20		10,450,510	11,222,845
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3
2.55%	11/25/33	[2]	28,715	29,467
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.82%	05/25/36	[2]	3,060,491	2,512,250

See accompanying notes to Schedule of Portfolio Investments.

56 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
2.75%	05/25/36	[2]	$2,389,166	$2,132,504
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1
2.78%	06/25/36	[2]	1,869,588	1,541,225
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
2.78%	06/25/36	[2]	6,026,955	5,244,380
JPMorgan Mortgage Trust, Series 2006-A5, Class 2A4
2.76%	08/25/36	[2]	1,419,900	1,206,881
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
2.81%	07/25/35	[2]	7,541,019	7,586,167
JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3
5.08%	05/25/37	[2]	9,126,064	7,876,651
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
4.96%	05/25/37	[2]	31,730	28,009
JPMorgan Mortgage Trust, Series 2007-A4, Class 2A3
5.32%	06/25/37	[2]	1,701,014	1,483,527
JPMorgan Resecuritization Trust, Series 2010-1, Class 1A1
6.00%	02/26/37	[3]	3,175,647	3,253,963
JPMorgan Resecuritization Trust, Series 2010-4, Class 1A1
2.61%	07/26/36	[2,3]	641,549	647,397
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		34,192	36,014
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	9,904,010	10,699,604
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.46%	11/25/35	[2]	25,581,518	22,925,773
Lehman XS Trust, Series 2006-10N, Class 1A3A
0.38%	07/25/46	[2]	19,318,901	15,167,637
Lehman XS Trust, Series 2006-13, Class 1A2
0.34%	09/25/36	[2]	46,761,291	37,679,968
Lehman XS Trust, Series 2006-14N, Class 3A2
0.28%	08/25/36	[2]	252,942	179,900
Lehman XS Trust, Series 2006-16N, Class A4A
0.36%	11/25/46	[2]	670,820	522,837

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2006-19, Class A2
0.34%	12/25/36	[2]	$32,246,570	$25,740,502
Lehman XS Trust, Series 2006-9, Class A1B
0.32%	05/25/46	[2]	59,638,472	47,698,909
Long Beach Mortgage Loan Trust, Series 2004-4, Class M1
1.06%	10/25/34	[2]	75,000	71,027
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
4.53%	01/25/34	[2]	248,239	245,745
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
2.10%	11/25/33	[2]	2,521,759	2,603,968
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
2.62%	11/21/34	[2]	22,609,276	23,046,664
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1
2.81%	10/25/34	[2]	2,330,495	2,328,064
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.63%	06/25/34	[2]	917	854
MASTR Alternative Loan Trust, Series 2004-6, Class 3A1
4.75%	07/25/19		5,140,544	5,378,661
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		33,937	34,973
MASTR Asset Securitization Trust, Series 2003-8, Class 3A12
5.25%	09/25/33		2,358,838	2,525,765
MASTR Asset Securitization Trust, Series 2004-3, Class 3A2
4.50%	03/25/19		2,692,856	2,798,904
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A3
0.32%	11/25/36	[2]	21,774,626	9,908,583
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A4
0.38%	11/25/36	[2]	6,048,507	2,773,870
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3
0.38%	05/25/37	[2]	26,441,000	16,882,772
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.60%	10/25/32	[2]	38,345	38,878
Mellon Residential Funding Corp., Series 2001-TBC1, Class A1
0.87%	11/15/31	[2]	4,521,508	4,467,460

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 57

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Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
0.32%	10/25/36	[2]	$6,725,485	$5,048,299
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2B
0.34%	04/25/37	[2]	18,188,481	10,284,695
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
0.42%	04/25/37	[2]	43,621,137	24,941,825
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2B
0.34%	05/25/37	[2]	16,482,457	10,192,142
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
0.40%	05/25/37	[2]	53,274,760	32,099,508
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
0.48%	05/25/37	[2]	27,940,819	17,625,600
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.34%	06/25/37	[2]	23,372,500	14,282,795
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.42%	06/25/37	[2]	34,732,000	22,863,728
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
0.32%	07/25/37	[2]	38,711,270	23,899,138
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
2.66%	10/25/33	[2]	1,689,272	1,695,642
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
2.51%	08/25/34	[2]	6,040,391	6,092,586
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
0.38%	02/25/36	[2]	32,043	29,617
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2B (STEP)
5.61%	03/25/37		38,914,790	17,190,270
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2D (STEP)
5.90%	03/25/37		29,369,166	13,038,239
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1
2.55%	08/25/36	[2]	2,108,940	1,871,587
Mid-State Trust, Series 11, Class A1
4.86%	07/15/38		406,638	437,217
Mid-State Trust, Series 2004-1, Class A
6.00%	08/15/37		592,228	625,244
Mid-State Trust, Series 2005-1, Class A
5.74%	01/15/40		26,308,052	28,332,128

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	$17,943,623	$19,028,324
Mid-State Trust, Series 6, Class A1
7.34%	07/01/35		134,906	146,976
Mid-State Trust, Series 6, Class A2
7.40%	07/01/35		8,432	9,133
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M2
0.68%	07/25/35	[2]	71,290	69,567
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
0.46%	12/25/35	[2]	32,395,781	30,662,801
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1
0.62%	08/25/35	[2]	45,125	44,418
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
0.48%	01/25/35	[2]	552,703	506,856
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 2A2
5.50%	04/25/34		676,955	698,621
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.06%	09/25/34	[2]	3,494,042	3,331,000
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A1
2.47%	10/25/34	[2]	302,741	297,129
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[2]	261,888	158,829
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S (STEP)
5.50%	02/25/47		837,087	819,446
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
0.28%	04/25/37	[2]	7,901,640	4,344,124
Morgan Stanley Resecuritization Trust, Series 2010-R4, Class 1B
0.50%	01/26/36	[2,3]	11,740,975	11,626,547
Morgan Stanley Resecuritization Trust, Series 2010-R9, Class 3A
3.25%	11/26/36	[3]	69,144	69,174
MortgageIT Trust, Series 2005-4, Class A1
0.44%	10/25/35	[2]	7,986,830	7,111,785
MortgageIT Trust, Series 2005-5, Class A1
0.42%	12/25/35	[2]	2,954,644	2,738,173
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
0.42%	06/25/37	[2]	7,955,000	5,189,667
New Century Home Equity Loan Trust, Series 2003-6, Class M1
1.24%	01/25/34	[2]	52,478	51,151

See accompanying notes to Schedule of Portfolio Investments.

58 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
New Century Home Equity Loan Trust, Series 2005-2, Class M1
0.60%	06/25/35	[2]	$65,000	$63,788
New Century Home Equity Loan Trust, Series 2005-4, Class A2B
0.44%	09/25/35	[2]	7,628	7,617
New Century Home Equity Loan Trust, Series 2005-4, Class M1
0.64%	09/25/35	[2]	36,420,000	35,290,069
Newcastle Mortgage Securities Trust, Series 2006-1, Class A4
0.44%	03/25/36	[2]	71,929,000	70,915,333
Nomura Resecuritization Trust, Series 2013-1R, Class 2A1
0.31%	11/26/36	[2,3]	20,245,274	19,418,362
Nomura Resecuritization Trust, Series 2013-1R, Class 3A1
0.33%	10/26/36	[2,3]	16,981,910	16,443,413
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		4,693	4,715
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.42%	11/25/35	[2]	43,911	43,250
Option One Mortgage Loan Trust, Series 2005-5, Class A3
0.38%	12/25/35	[2]	50,497	49,851
Ownit Mortgage Loan Asset-Backed Certificates, Series 2006-4, Class A2D
0.40%	05/25/37	[2]	35,456,310	22,681,721
Park Place Securities, Inc., Series 2004-MHQ1, Class M1
1.22%	12/25/34	[2]	2,031,203	2,040,210
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A
0.42%	09/25/35	[2]	68,548,031	67,437,141
Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF6 (STEP)
4.76%	07/25/35		889,974	896,901
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5 (STEP)
4.62%	01/25/36		22,910,000	17,372,527
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A3
0.42%	11/25/46	[2]	85,000	63,797
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.48%	06/25/47	[2]	23,015,500	14,475,242
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
2.50%	08/25/33	[2]	1,544,602	1,548,961

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2003-QS3, Class A4
5.50%	02/25/18		$121,668	$125,587
Residential Accredit Loans, Inc., Series 2005-QA10, Class A31
3.53%	09/25/35	[2]	1,193,015	987,375
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB1
3.65%	12/25/35	[2]	8,022,325	5,899,939
Residential Accredit Loans, Inc., Series 2005-QA4, Class A41
3.04%	04/25/35	[2]	8,097,727	7,922,844
Residential Accredit Loans, Inc., Series 2005-QA7, Class A1
3.18%	07/25/35	[2]	7,446,377	5,681,124
Residential Accredit Loans, Inc., Series 2005-QA8, Class CB21
3.31%	07/25/35	[2]	6,399,837	5,328,465
Residential Accredit Loans, Inc., Series 2005-QA9, Class CB11
3.16%	08/25/35	[2]	13,165,495	11,191,691
Residential Accredit Loans, Inc., Series 2005-QO4, Class 2A1
0.44%	12/25/45	[2]	2,634,059	1,933,157
Residential Accredit Loans, Inc., Series 2005-QO5, Class A1
1.14%	01/25/46	[2]	14,630,829	10,330,433
Residential Accredit Loans, Inc., Series 2006-Q09, Class 1A2A
0.32%	12/25/46	[2]	14,224,408	13,962,793
Residential Accredit Loans, Inc., Series 2006-QA1, Class A11
3.35%	01/25/36	[2]	217,089	164,515
Residential Accredit Loans, Inc., Series 2006-QA1, Class A21
3.80%	01/25/36	[2]	4,960,423	3,831,743
Residential Accredit Loans, Inc., Series 2006-QS10, Class AV (IO)
0.55%	08/25/36	[2,5]	69,974,807	1,798,003
Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A9
0.54%	09/25/36	[2]	616,446	414,497
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1AV (IO)
0.48%	02/25/36	[2,5]	238,954,388	4,503,095
Residential Accredit Loans, Inc., Series 2006-QS7, Class AV (IO)
0.67%	06/25/36	[2,5]	122,411,276	3,671,849
Residential Accredit Loans, Inc., Series 2006-QS8, Class AV (IO)
0.77%	08/25/36	[2,5]	295,384,632	9,496,173

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 59

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2007-QS10, Class AV (IO)
0.45%	09/25/37	[2,5]	$181,519,709	$3,333,519
Residential Accredit Loans, Inc., Series 2007-QS4, Class 3AV (IO)
0.38%	03/25/37	[2,5]	113,147,524	1,718,937
Residential Accredit Loans, Inc., Series 2007-QS5, Class AV (IO)
0.25%	03/25/37	[2,5]	142,005,916	1,296,940
Residential Accredit Loans, Inc., Series 2007-QS6, Class AV (IO)
0.32%	04/25/37	[2,5]	309,452,474	4,238,106
Residential Accredit Loans, Inc., Series 2007-QS7, Class 2AV (IO)
0.38%	06/25/37	[2,5]	94,908,021	1,501,397
Residential Accredit Loans, Inc., Series 2007-QS8, Class AV (IO)
0.39%	06/25/37	[2,5]	240,685,552	3,477,064
Residential Asset Mortgage Products, Inc., Series 2003-RS10, Class AI6 (STEP)
5.86%	11/25/33		636,338	679,364
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A (STEP)
5.98%	12/25/33		318,227	316,087
Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI6A (STEP)
6.11%	10/25/33		35,586	35,449
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2
1.36%	12/25/34	[2]	1,134,957	1,119,288
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		102,430	105,948
Residential Asset Mortgage Products, Inc., Series 2004-SL3, Class A2
6.50%	12/25/31		85,783	87,439
Residential Asset Mortgage Products, Inc., Series 2004-SL3, Class A4
8.50%	12/25/31		47,251	45,380
Residential Asset Mortgage Products, Inc., Series 2005-RS8, Class A2
0.46%	10/25/33	[2]	2,740	2,741
Residential Asset Securities Corp., Series 2004-IP2, Class 1A1
2.49%	12/25/34	[2]	493,379	498,152
Residential Asset Securities Corp., Series 2004-IP2, Class 2A1
2.51%	12/25/34	[2]	65,759	65,942
Residential Asset Securities Corp., Series 2004-IP2, Class 3A1
2.49%	12/25/34	[2]	1,379,609	1,373,295

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securities Corp., Series 2006-A7CB, Class 1A3
6.25%	07/25/36		$2,416,777	$2,223,216
Residential Funding Mortgage Securities I, Inc., Series 2005-SA5, Class 1A
2.88%	11/25/35	[2]	14,598,640	11,509,378
Residential Funding Mortgage Securities I, Inc., Series 2006-SA3, Class 3A1
3.86%	09/25/36	[2]	2,916,660	2,491,607
Residential Funding Mortgage Securities I, Inc., Series 2006-SA3, Class 4A1
6.07%	09/25/36	[2]	1,169,306	1,006,939
Residential Funding Mortgage Securities I, Inc., Series 2006-SA4, Class 2A1
3.57%	11/25/36	[2]	253,466	216,498
Residential Funding Mortgage Securities I, Inc., Series 2007-SA2, Class 2A2
3.18%	04/25/37	[2]	1,611,700	1,385,658
Residential Funding Mortgage Securities II, Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		112,290	108,057
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		90,010	89,100
Residential Funding Mortgage Securities Trust, Series 1999-HI1, Class A6 (STEP)
7.58%	09/25/29		16,336	16,532
Residential Funding Mortgage Securities Trust, Series 2003-S7, Class A7
5.50%	05/25/33		2,577,060	2,704,683
Residential Funding Mortgage Securities Trust, Series 2004-S2, Class A9
5.50%	03/25/34		1,475,815	1,595,829
Residential Funding Mortgage Securities Trust, Series 2004-S6, Class 1A6
5.50%	06/25/34		1,034,104	1,089,481
Saxon Asset Securities Trust, Series 2001-2, Class AF6 (STEP)
6.72%	06/25/16		22,703	23,754
Saxon Asset Securities Trust, Series 2005-2, Class M1
0.58%	10/25/35	[2]	22,632,789	22,654,494
Saxon Asset Securities Trust, Series 2007-1, Class A2C
0.32%	01/25/47	[2]	13,135,000	9,289,748
Saxon Asset Securities Trust, Series 2007-3, Class 2A3
0.56%	09/25/47	[2]	32,174,000	18,934,364
Sequoia Mortgage Trust, Series 2004-3, Class A
0.88%	05/20/34	[2]	1,731,546	1,627,165

See accompanying notes to Schedule of Portfolio Investments.

60 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.44%	02/25/36	[2]	$1,967,359	$1,497,927
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.40%	12/25/36	[2,3]	13,988,859	8,521,705
Soundview Home Equity Loan Trust, Series 2006-1, Class A3
0.36%	02/25/36	[2]	11,638,794	11,409,446
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.30%	12/25/36	[2]	31,850,344	31,130,913
Soundview Home Equity Loan Trust, Series 2007-NS1, Class A4
0.46%	01/25/37	[2]	12,405,000	7,353,013
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A3
2.53%	02/25/34	[2]	46,369	46,449
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.40%	09/25/34	[2]	27,827,119	27,613,393
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
2.48%	10/25/34	[2]	379,802	388,114
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 2A
2.38%	10/25/34	[2]	32,665,238	32,802,889
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1
1.83%	11/25/34	[2]	24,310,542	24,152,557
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1
1.02%	11/25/34	[2]	110,199	105,174
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2
4.29%	01/25/35	[2]	1,621,512	1,533,968
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 5A1
2.61%	02/25/36	[2]	2,432,056	2,388,111
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1
2.36%	10/25/47	[2]	1,899,031	1,392,062
Structured Asset Investment Loan Trust, Series 2006-1, Class A3
0.36%	01/25/36	[2]	15,671,097	15,236,890
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 24A1
2.34%	05/25/36	[2]	850,399	553,987
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A2
0.34%	04/25/37	[2]	3,612,670	3,613,645

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments, Inc., Series 2007-AR6, Class A1
1.64%	08/25/47	[2]	$145,995,158	$127,253,027
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A3
0.28%	12/25/36	[2]	11,028,618	10,994,878
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1
0.46%	01/25/35	[2]	5,542,902	5,007,158
Structured Asset Securities Corp. Trust, Series 2005-5, Class 2A4
5.50%	04/25/35		10,862,990	10,847,890
Structured Asset Securities Corp., Series 1997-2, Class 2A4
7.25%	03/28/30		3,336	3,377
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.18%	10/25/31	[2]	11,579	11,593
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.45%	09/25/33	[2]	623,685	613,484
Structured Asset Securities Corp., Series 2003-34A, Class 5A4
2.41%	11/25/33	[2]	4,453,220	4,464,327
Structured Asset Securities Corp., Series 2003-7H, Class A12
6.50%	03/25/33		50,182	52,953
Structured Asset Securities Corp., Series 2005-17, Class 4A4
5.50%	10/25/35		10,083,689	10,255,793
Structured Asset Securities Corp., Series 2005-WF4, Class A4
0.52%	11/25/35	[2]	11,684,304	11,663,705
Structured Asset Securities Corp., Series 2006-WF1, Class A5
0.46%	02/25/36	[2]	19,029,659	18,646,811
Structured Asset Securities Corp., Series 2006-WF2, Class A3
0.32%	07/25/36	[2]	11,136,794	11,020,052
Structured Asset Securities Corp., Series 2006-WF2, Class A4
0.48%	07/25/36	[2]	43,826,000	40,651,814
Structured Asset Securities Corp., Series 2006-WF3, Class A3
0.32%	09/25/36	[2]	5,222,115	5,104,470
Structured Asset Securities Corp., Series 2007-BC4, Class A3
0.42%	11/25/37	[2]	6,501,889	6,420,855
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1
2.83%	06/25/37	[2]	14,921,659	13,376,043

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 61

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A
2.16%	12/25/44	[2]	$387,762	$375,719
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27	[2]	2,314,852	2,428,075
Wachovia Bank Commercial Mortgage Trust, Series 2006-AMN1, Class A3
0.40%	08/25/36	[2]	1,913,457	1,202,018
WaMu Alternative Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3
0.72%	05/25/35	[2]	9,525,979	7,526,838
WaMu Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.66%	06/25/35	[2]	15,041,755	11,491,768
WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR2, Class A1A
1.08%	04/25/46	[2]	18,573,544	14,373,007
WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.11%	05/25/46	[2]	33,721,843	24,070,820
WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR7, Class A1A
1.06%	09/25/46	[2]	9,734,063	5,867,567
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22		867,792	848,386
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA1, Class 2A
0.87%	12/25/46	[2]	9,426,439	5,642,185
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.84%	01/25/47	[2]	23,232,037	15,862,416
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A
0.89%	02/25/47	[2]	44,445,575	30,210,946
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A1
0.91%	04/25/47	[2]	2,811,509	2,206,203
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
0.28%	01/25/37	[2]	6,120,557	3,404,315
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A3
0.32%	01/25/37	[2]	56,499,619	31,401,370
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A4
0.40%	01/25/37	[2]	18,965,968	10,604,233
WaMu Asset-Backed Certificates, Series 2007-HE2, Class 2A4
0.52%	04/25/37	[2]	1,590,238	806,229

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Asset-Backed Certificates, Series 2007-HE3, Class 2A5
0.42%	05/25/47	[2]	$10,665,032	$6,744,438
WaMu Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1
2.36%	11/25/30	[2]	534,416	515,142
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.44%	01/25/33	[2]	28,174	28,398
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.44%	06/25/33	[2]	45,226	45,936
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2
2.45%	06/25/34	[2]	136,410	137,433
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
0.61%	05/25/44	[2]	145,264	136,883
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
0.48%	08/25/45	[2]	96,687,877	93,793,090
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.36%	10/25/35	[2]	310,000	292,922
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.46%	10/25/45	[2]	252,530	235,700
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
2.49%	12/25/35	[2]	11,920,620	11,013,914
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
0.42%	11/25/45	[2]	39,795,815	36,484,326
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
0.48%	01/25/45	[2]	3,092,185	2,923,611
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.40%	04/25/45	[2]	425,476	404,021
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A
1.21%	01/25/46	[2]	80,778,696	77,600,740
WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 3A1
4.37%	12/25/36	[2]	2,004,791	1,800,468
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.14%	02/25/46	[2]	1,765,836	1,636,583
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
1.08%	05/25/46	[2]	1,781,087	1,640,003

See accompanying notes to Schedule of Portfolio Investments.

62 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.12%	07/25/46	[2]	$5,620,045	$4,696,310
WaMu Mortgage Pass-Through Certificates, Series 2006-AR9, Class 2A
2.46%	08/25/46	[2]	1,867,064	1,732,553
WaMu Mortgage Pass-Through Certificates, Series 2007-HE2, Class 2A3
0.42%	04/25/37	[2]	36,080,266	18,121,079
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1
2.42%	02/25/37	[2]	2,488,714	2,019,295
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1
2.52%	02/25/37	[2]	1,017,333	896,819
WaMu Mortgage Pass-Through Certificates, Series 2007-HY6, Class 2A1
4.40%	06/25/37	[2]	903,721	755,444
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A2
4.78%	07/25/37	[2]	782,482	718,445
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A
0.84%	02/25/47	[2]	6,787,330	5,406,075
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 5A
2.21%	04/25/47	[2]	7,469,480	5,284,709
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		707,002	641,293
Wells Fargo Home Equity Trust, Series 2004-2, Class AI6
5.00%	05/25/34	[2]	5,955,215	6,045,204
Wells Fargo Home Equity Trust, Series 2007-2, Class A1
0.26%	04/25/37	[2]	248,574	248,802
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 2A10
5.50%	01/25/34		9,300,648	9,597,047
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1
2.66%	12/25/33	[2]	2,759,487	2,797,703
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-L, Class A8
4.75%	07/25/34	[2]	806,356	812,054
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1
2.62%	09/25/34	[2]	7,526,355	7,622,432
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
2.63%	06/25/35	[2]	3,155,275	3,171,188

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4
6.00%	08/25/36		$7,682,310	$7,870,302
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 2A3
5.50%	03/25/36		790,614	740,902
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1
2.61%	07/25/36	[2]	645,830	620,513
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
2.61%	07/25/36	[2]	219,027	210,441
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A3
2.61%	07/25/36	[2]	468,426	448,312
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6
2.61%	07/25/36	[2]	2,212,708	2,089,545
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR17, Class A1
2.61%	10/25/36	[2]	5,157,239	4,742,520
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 1A3
2.63%	04/25/36	[2]	28,934	28,566
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1
5.50%	05/25/37		13,141,412	13,555,150
Wells Fargo Mortgage-Backed Securities, Series 2005-AR10, Class 2A17
2.63%	06/25/35	[2]	74,110,981	75,016,246

				4,044,498,003

U.S. Agency Mortgage-Backed — 30.04%
Fannie Mae Pool (TBA)
2.50%	01/25/28		266,925,000	264,255,750
3.00%	01/25/27		441,480,000	450,671,746
3.50%	01/25/26		287,405,000	300,641,351
3.50%	01/25/44		1,034,600,000	1,028,052,948
4.00%	01/25/44		702,480,000	723,334,875
Fannie Mae Pool 190375
5.50%	11/01/36		3,427,719	3,770,808
Fannie Mae Pool 254232
6.50%	03/01/22		65,434	72,833
Fannie Mae Pool 313182
7.50%	10/01/26		6,348	7,178
Fannie Mae Pool 394854
6.50%	05/01/27		2,646	2,994
Fannie Mae Pool 467243
4.55%	01/01/21		2,659,940	2,916,416
Fannie Mae Pool 468587
3.84%	08/01/21		798,639	846,462

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 63

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 545191
7.00%	09/01/31		$18,371	$20,575
Fannie Mae Pool 545831
6.50%	08/01/17		24,515	26,179
Fannie Mae Pool 555284
7.50%	10/01/17		2,364	2,529
Fannie Mae Pool 606108
7.00%	03/01/31		6,220	6,499
Fannie Mae Pool 613142
7.00%	11/01/31		28,939	33,402
Fannie Mae Pool 625666
7.00%	01/01/32		21,642	24,541
Fannie Mae Pool 633698
7.50%	02/01/31		127,374	147,371
Fannie Mae Pool 637093
8.50%	03/01/32		13,141	14,308
Fannie Mae Pool 646884
1.79%	05/01/32	[2]	7,417	7,542
Fannie Mae Pool 655928
7.00%	08/01/32		330,769	378,904
Fannie Mae Pool 725257
5.50%	02/01/34		3,424,352	3,773,200
Fannie Mae Pool 734922
4.50%	09/01/33		5,054,271	5,358,613
Fannie Mae Pool 735207
7.00%	04/01/34		64,449	73,096
Fannie Mae Pool 735224
5.50%	02/01/35		14,476,396	15,964,614
Fannie Mae Pool 735646
4.50%	07/01/20		4,028,017	4,296,266
Fannie Mae Pool 735651
4.50%	06/01/35		14,510,599	15,415,812
Fannie Mae Pool 735686
6.50%	12/01/22		122,404	136,116
Fannie Mae Pool 740297
5.50%	10/01/33		6,735	7,429
Fannie Mae Pool 745592
5.00%	01/01/21		21,814	23,405
Fannie Mae Pool 817611
5.30%	11/01/35	[2]	1,591,423	1,712,341
Fannie Mae Pool 839109
5.33%	11/01/35	[2]	25,596	27,545
Fannie Mae Pool 841031
5.23%	11/01/35	[2]	116,085	124,915
Fannie Mae Pool 844773
5.21%	12/01/35	[2]	31,685	34,089
Fannie Mae Pool 888412
7.00%	04/01/37		1,945,530	2,153,958

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 889125
5.00%	12/01/21		$13,227,644	$14,188,990
Fannie Mae Pool 889184
5.50%	09/01/36		12,919,903	14,249,685
Fannie Mae Pool 895606
5.78%	06/01/36	[2]	104,747	112,849
Fannie Mae Pool 908408
5.26%	04/01/37	[2]	6,860,218	7,332,524
Fannie Mae Pool 918445
6.02%	05/01/37	[2]	134,807	145,233
Fannie Mae Pool 933033
6.50%	10/01/37		2,999,081	3,281,417
Fannie Mae Pool AB1613
4.00%	10/01/40		79,124,588	81,714,909
Fannie Mae Pool AB1803
4.00%	11/01/40		83,525,690	86,388,075
Fannie Mae Pool AB1960
4.00%	12/01/40		48,586,347	50,127,441
Fannie Mae Pool AB2051
3.50%	01/01/26		107,963,714	113,214,845
Fannie Mae Pool AB2127
3.50%	01/01/26		59,712,713	62,562,935
Fannie Mae Pool AB3679
3.50%	10/01/41		28,196,111	28,077,159
Fannie Mae Pool AB3864
3.50%	11/01/41		22,989,850	22,900,045
Fannie Mae Pool AB3866
3.50%	11/01/41		82,908,726	82,523,308
Fannie Mae Pool AB4044
3.50%	12/01/41		35,279,734	35,115,728
Fannie Mae Pool AB4045
3.50%	12/01/41		24,062,633	23,983,678
Fannie Mae Pool AD0791
4.76%	02/01/20		18,939,058	21,153,659
Fannie Mae Pool AD0849
4.25%	02/01/20		29,368,130	31,774,229
Fannie Mae Pool AD0850
4.31%	02/01/20		49,221,815	53,894,619
Fannie Mae Pool AE0482
5.50%	01/01/38		30,472,573	33,625,168
Fannie Mae Pool AE0600
3.98%	11/01/20		41,257,441	44,320,440
Fannie Mae Pool AE0605
4.67%	07/01/20		32,947,279	36,496,956
Fannie Mae Pool AE0918
3.66%	10/01/20		6,206,227	6,542,200
Fannie Mae Pool AH3428
3.50%	01/01/26		184,767	193,756

See accompanying notes to Schedule of Portfolio Investments.

64 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AH3429
3.50%	01/01/26	$54,912,575	$57,524,788
Fannie Mae Pool AH3780
4.00%	02/01/41	34,602,291	35,791,461
Fannie Mae Pool AH4793
4.00%	02/01/41	94,719,300	97,723,669
Fannie Mae Pool AH4815
3.50%	02/01/26	202,333	212,176
Fannie Mae Pool AJ0764
4.50%	09/01/41	55,295	58,658
Fannie Mae Pool AJ1404
4.00%	09/01/41	60,147,468	62,102,255
Fannie Mae Pool AL0209
4.50%	05/01/41	53,844,009	57,594,871
Fannie Mae Pool AL0290
4.45%	04/01/21	33,024,036	35,970,519
Fannie Mae Pool AL0600
4.30%	07/01/21	4,725,844	5,094,875
Fannie Mae Pool AL0834
4.06%	10/01/21	39,740,985	42,224,423
Fannie Mae Pool AL0851
6.00%	10/01/40	73,629,037	81,567,168
Fannie Mae Pool AL1410
4.50%	12/01/41	68,202,377	72,350,473
Fannie Mae Pool AL1445
4.34%	11/01/21	81,388,670	88,358,423
Fannie Mae Pool AL2602
2.65%	10/01/22	118,068	113,617
Fannie Mae Pool AL2669
4.48%	09/01/21	36,068,189	39,401,177
Fannie Mae Pool AL3306
2.46%	04/01/23	44,427	41,786
Fannie Mae Pool AU3739
3.50%	08/01/43	79,467,884	79,172,283
Fannie Mae Pool FN0000
3.58%	09/01/20	11,056,592	11,605,722
Fannie Mae Pool FN0001
3.76%	12/01/20	26,029,231	27,365,500
Fannie Mae Pool FN0002
3.31%	12/01/17	1,469,542	1,561,782
Fannie Mae Pool FN0003
4.30%	01/01/21	8,950,529	9,732,369
Fannie Mae Pool FN0005
3.38%	11/01/20	43,249,731	44,770,637
Fannie Mae Pool FN0007
3.46%	11/01/20	80,000	83,219
Fannie Mae Pool FN0010
3.84%	09/01/20	345,138	366,648

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA1275
3.00%	12/01/32		$9,645,602	$9,597,374
Fannie Mae Pool MA1278
2.50%	12/01/22		84,628,281	86,299,999
Fannie Mae Pool MA1307
3.00%	01/01/33		107,745,878	107,207,144
Fannie Mae Pool MA1490
3.00%	07/01/33		89,159,965	88,658,436
Fannie Mae Pool MA1527
3.00%	07/01/33		209,159,583	207,460,151
Fannie Mae Pool MA1561
3.00%	09/01/33		82,853,837	82,180,646
Fannie Mae Pool MA1584
3.50%	09/01/33		164,188,781	167,652,138
Fannie Mae REMICS, Series 2005-122, Class SG (IO)
6.44%	11/25/35	[2]	295,918	47,384
Fannie Mae REMICS, Series 2006-49, Class SE
28.34%	04/25/36	[2]	8,520,199	13,333,649
Fannie Mae REMICS, Series 2007-17, Class SI (IO)
6.24%	03/25/37	[2]	10,719,555	1,249,638
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.44%	10/25/40	[2]	17,168,730	2,646,448
Fannie Mae REMICS, Series 2013-101, Class BO (PO)
0.00%	10/25/43	[10]	37,433,042	27,295,414
Fannie Mae REMICS, Series 2013-101, Class CO (PO)
0.00%	10/25/43	[10]	23,041,935	16,934,859
Fannie Mae REMICS, Series G92-12, Class B
7.70%	02/25/22		660	725
Fannie Mae Whole Loan, Series 2003-W2, Class 2A9
5.90%	07/25/42		54,704	60,578
Fannie Mae, Pool MA1608
3.50%	10/01/33		110,626,710	112,856,529
Fannie Mae, Series 1988-28, Class H
9.05%	12/25/18		1,449	1,571
Fannie Mae, Series 1989-27, Class Y
6.90%	06/25/19		543	590
Fannie Mae, Series 1991-65, Class Z
6.50%	06/25/21		10,888	11,862
Fannie Mae, Series 1992-123, Class Z
7.50%	07/25/22		2,010	2,378
Fannie Mae, Series 1993-132, Class D (PO)
0.00%	10/25/22	[10]	107,769	105,313

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 65

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 1993-199, Class SD (IO)
0.88%	10/25/23	[2]	$167,626	$2,105
Fannie Mae, Series 1993-29, Class PK
7.00%	03/25/23		28,059	31,110
Fannie Mae, Series 1994-55, Class H
7.00%	03/25/24		42,982	48,188
Fannie Mae, Series 1997-34, Class SA
5.34%	10/25/23	[2]	10,565	12,347
Fannie Mae, Series 1999-11, Class Z
5.50%	03/25/29		120,965	132,150
Fannie Mae, Series 2001-52, Class YZ
6.50%	10/25/31		287,044	321,344
Fannie Mae, Series 2003-106, Class WG
4.50%	11/25/23		32,004,000	34,316,219
Fannie Mae, Series 2005-104, Class NI (IO)
6.54%	03/25/35	[2]	54,454,666	7,504,594
Fannie Mae, Series 2005-117, Class LC
5.50%	11/25/35		28,759,128	30,739,217
Fannie Mae, Series 2005-92, Class US (IO)
5.94%	10/25/25	[2]	19,975,273	2,791,004
Fannie Mae, Series 2006-18, Class PD
5.50%	08/25/34		807,124	839,450
Fannie Mae, Series 2006-4, Class WE
4.50%	02/25/36		259,296	272,298
Fannie Mae, Series 2006-80, Class PG
6.00%	06/25/35		4,101,532	4,139,623
Fannie Mae, Series 2007-34, Class SB (IO)
5.94%	04/25/37	[2]	14,485,639	2,562,786
Fannie Mae, Series 2008-24, Class NA
6.75%	06/25/37		4,458,443	4,831,420
Fannie Mae, Series 2010-17, Class SB (IO)
6.18%	03/25/40	[2]	25,377,911	3,956,185
Fannie Mae, Series 2010-43, Class KS (IO)
6.26%	05/25/40	[2]	47,119,136	7,035,610
Fannie Mae, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	9,184,686
Fannie Mae, Series 2011-111, Class DB
4.00%	11/25/41		24,977,334	25,174,130
Fannie Mae, Series 2012-M12, Class 1A
2.84%	08/25/22	[2]	146,521,927	143,436,879
Fannie Mae, Series 2012-M15, Class A
2.66%	10/25/22	[2]	115,398,841	110,896,682
Fannie Mae, Series G92-36, Class Z
7.00%	07/25/22		367	402
Fannie Mae, Series G93-21, Class Z
7.20%	05/25/23		8,253	9,358
Freddie Mac Gold Pool A14189
4.00%	10/01/33		85,677	88,648

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool A24156
6.50%	10/01/31	$810,301	$907,148
Freddie Mac Gold Pool A25162
5.50%	05/01/34	7,217,129	7,923,097
Freddie Mac Gold Pool A39012
5.50%	06/01/35	114,147	125,414
Freddie Mac Gold Pool A54856
5.00%	01/01/34	10,316,638	11,181,115
Freddie Mac Gold Pool A61164
5.00%	04/01/36	41,677	45,086
Freddie Mac Gold Pool A97038
4.00%	02/01/41	29,793,687	30,678,190
Freddie Mac Gold Pool C01492
5.00%	02/01/33	2,354,593	2,546,196
Freddie Mac Gold Pool C46104
6.50%	09/01/29	46,410	52,846
Freddie Mac Gold Pool C55789
7.50%	10/01/27	23,252	26,397
Freddie Mac Gold Pool C90573
6.50%	08/01/22	167,167	187,576
Freddie Mac Gold Pool E02402
6.00%	10/01/22	45,454	49,778
Freddie Mac Gold Pool G00992
7.00%	11/01/28	3,098	3,524
Freddie Mac Gold Pool G01515
5.00%	02/01/33	2,276,269	2,461,812
Freddie Mac Gold Pool G01601
4.00%	09/01/33	390,238	403,788
Freddie Mac Gold Pool G01611
4.00%	09/01/33	102,174	105,726
Freddie Mac Gold Pool G02579
5.00%	12/01/34	3,018,780	3,273,423
Freddie Mac Gold Pool G02884
6.00%	04/01/37	11,634,962	12,962,745
Freddie Mac Gold Pool G02955
5.50%	03/01/37	10,278,076	11,495,743
Freddie Mac Gold Pool G03357
5.50%	08/01/37	3,482,572	3,829,605
Freddie Mac Gold Pool G03676
5.50%	12/01/37	8,664,661	9,543,755
Freddie Mac Gold Pool G03783
5.50%	01/01/38	5,017,002	5,519,290
Freddie Mac Gold Pool G03985
6.00%	03/01/38	94,090	103,811
Freddie Mac Gold Pool G04438
5.50%	05/01/38	17,340,904	19,083,636
Freddie Mac Gold Pool G04703
5.50%	08/01/38	18,434,915	20,176,868

See accompanying notes to Schedule of Portfolio Investments.

66 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G04706
5.50%	09/01/38		$491,830	$544,523
Freddie Mac Gold Pool G05866
4.50%	02/01/40		42,880,840	45,844,189
Freddie Mac Gold Pool G06361
4.00%	03/01/41		53,156	54,784
Freddie Mac Gold Pool G06498
4.00%	04/01/41		55,475,973	57,157,594
Freddie Mac Gold Pool G06499
4.00%	03/01/41		25,834,994	26,614,084
Freddie Mac Gold Pool G06620
4.50%	07/01/41		67,577,407	71,806,276
Freddie Mac Gold Pool G11707
6.00%	03/01/20		1,414,928	1,516,161
Freddie Mac Gold Pool G12393
5.50%	10/01/21		10,337,220	11,157,313
Freddie Mac Gold Pool G12399
6.00%	09/01/21		5,667	6,165
Freddie Mac Gold Pool G12824
6.00%	08/01/22		4,635,754	5,094,522
Freddie Mac Gold Pool G12909
6.00%	11/01/22		12,535,596	13,769,911
Freddie Mac Gold Pool G13032
6.00%	09/01/22		2,583,866	2,832,978
Freddie Mac Gold Pool G13058
4.50%	10/01/20		7,867,660	8,355,785
Freddie Mac Gold Pool H00790
5.50%	05/01/37		116,337	125,448
Freddie Mac Gold Pool H03161
6.50%	08/01/37		13,966	15,050
Freddie Mac Gold Pool H05069
5.50%	05/01/37		5,949,118	6,321,634
Freddie Mac Gold Pool H09082
6.50%	09/01/37		22,147	24,246
Freddie Mac Gold Pool J13884
3.50%	12/01/25		116,236,222	121,560,425
Freddie Mac Gold Pool Q05804
4.00%	01/01/42		84,380,098	86,990,615
Freddie Mac Gold Pool Q09896
3.50%	08/01/42		32,880,755	32,654,702
Freddie Mac Gold Pool Q17324
3.50%	04/01/43		63,634,261	63,196,779
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2
4.33%	10/25/20		60,000	65,033
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, Class A2
3.97%	01/25/21	[2]	22,640,000	23,975,726

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool G07408
3.50%	06/01/43		$44,901,014	$44,702,472
Freddie Mac REMICS, Series 2313, Class LA
6.50%	05/15/31		37,515	42,388
Freddie Mac REMICS, Series 3019, Class SW (IO)
7.03%	08/15/35	[2]	6,203,329	1,342,746
Freddie Mac REMICS, Series 3300, Class SA (IO)
7.03%	08/15/35	[2]	2,742,630	357,966
Freddie Mac REMICS, Series 3425, Class SV (IO)
5.88%	08/15/35	[2]	7,897,912	1,121,192
Freddie Mac REMICS, Series 3891, Class HS (IO)
5.78%	07/15/41	[2]	23,946,821	3,203,874
Freddie Mac REMICS, Series 4102, Class TC
2.50%	09/15/41		42,179,298	41,370,088
Freddie Mac Strips, Series 309, Class PO (PO)
0.00%	08/15/43	[10]	59,177,029	42,972,188
Freddie Mac Strips, Series 319, Class F2
0.67%	11/15/43	[2]	12,020,034	11,971,473
Freddie Mac, Series 1004, Class H
7.95%	10/15/20		361	399
Freddie Mac, Series 1073, Class G
7.00%	05/15/21		1,631	1,815
Freddie Mac, Series 1107, Class ZC
6.50%	07/15/21		6,774	7,437
Freddie Mac, Series 165, Class K
6.50%	09/15/21		177	191
Freddie Mac, Series 1980, Class Z
7.00%	07/15/27		216,580	248,440
Freddie Mac, Series 1983, Class Z
6.50%	12/15/23		107,379	118,994
Freddie Mac, Series 2098, Class TZ
6.00%	01/15/28		925,000	948,716
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		56,534	62,022
Freddie Mac, Series 2433, Class SA
20.50%	02/15/32	[2]	33,758	46,411
Freddie Mac, Series 2481, Class AW
6.50%	08/15/32		125,986	139,866
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		74,881	7,244
Freddie Mac, Series 2929, Class PE
5.00%	05/15/33		102,942	103,258

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 67

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 2971, Class AB
5.00%	05/15/20		$9,109	$9,885
Freddie Mac, Series 3063, Class YG
5.50%	11/15/35		8,794,000	9,718,015
Freddie Mac, Series 3067, Class SI (IO)
6.48%	11/15/35	[2]	30,820,567	5,040,871
Freddie Mac, Series 3210, Class PD
6.00%	08/15/35		277,645	287,109
Freddie Mac, Series 3345, Class FP
0.37%	11/15/36	[2]	8,509,837	8,513,402
Freddie Mac, Series 3345, Class PF
0.35%	05/15/36	[2]	9,454,222	9,456,876
Freddie Mac, Series 3707, Class EI (IO)
5.00%	12/15/38		56,128,526	7,685,730
Freddie Mac, Series 3752, Class XL
4.50%	11/15/40		66,277,000	70,483,038
Freddie Mac, Series 3904, Class JB
4.50%	08/15/41		18,155,000	19,133,636
Freddie Mac, Series 3925, Class LB
4.50%	09/15/41		9,215,000	9,432,215
Freddie Mac, Series 3928, Class JD
4.00%	09/15/41		32,095,702	32,558,272
Freddie Mac, Series 4161, Class BA
2.50%	12/15/41		59,296,312	58,001,186
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		110,305,000	103,118,629
Ginnie Mae I Pool 782817
4.50%	11/15/39		50,929,468	54,630,879
Ginnie Mae II Pool (TBA)
3.00%	01/20/43		172,670,000	166,882,861
3.50%	12/20/43		95,355,000	96,222,883
Ginnie Mae II Pool 2631
7.00%	08/20/28		5,161	6,018
Ginnie Mae II Pool 80968
1.62%	07/20/34	[2]	36,793	38,086
Ginnie Mae II Pool 81267
1.62%	03/20/35	[2]	69,378	72,030
Ginnie Mae II Pool 8631
2.00%	05/20/25	[2]	11,135	11,627
Ginnie Mae II Pool 8644
2.50%	06/20/25	[2]	18,384	19,196
Ginnie Mae II Pool G281432
1.62%	08/20/35	[2]	70,699	73,516
Ginnie Mae II Pool G281497
1.62%	10/20/35	[2]	62,278	64,638
Ginnie Mae, Series 2000-22, Class SG (IO)
10.63%	05/16/30	[2]	435,879	69,445
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		24,318,560	26,613,184

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2004-93, Class PC
5.00%	04/16/34		$270,992	$286,677
Ginnie Mae, Series 2005-78, Class ZA
5.00%	10/16/35		23,447,313	24,989,111
Ginnie Mae, Series 2007-35, Class PY (IO)
6.58%	06/16/37	[2]	43,719,851	8,430,460
Ginnie Mae, Series 2009-106, Class SD (IO)
6.08%	03/20/36	[2]	39,425,206	6,122,699
Ginnie Mae, Series 2009-106, Class XI (IO)
6.63%	05/20/37	[2]	103,236,289	17,405,814
Ginnie Mae, Series 2009-124, Class SC (IO)
6.31%	12/20/39	[2]	17,853,242	2,656,816
Ginnie Mae, Series 2010-116, Class MP
3.50%	09/16/40		304,651	316,377
Ginnie Mae, Series 2010-4, Class SL (IO)
6.23%	01/16/40	[2]	204,624	32,216
Ginnie Mae, Series 2010-4, Class SM (IO)
5.63%	01/16/40	[2]	37,204,384	4,374,514
Ginnie Mae, Series 2010-6, Class BS (IO)
6.33%	09/16/39	[2]	18,067,794	2,229,197
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		165,274	37,514
Ginnie Mae, Series 2011-50, Class PS (IO)
5.93%	02/20/41	[2]	89,401,350	13,754,805
NCUA Guaranteed Notes, Series 2010-C1, Class A2
2.90%	10/29/20		773,000	793,375
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.62%	10/07/20	[2]	34,088,806	34,272,204
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.73%	12/08/20	[2]	46,291,800	46,792,694
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
0.73%	12/08/20	[2]	39,047,826	39,430,677
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.70%	03/09/21	[2]	5,099,891	5,113,156
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.55%	05/07/20	[2]	31,252	31,282

				7,597,326,725

Total Mortgage-Backed (Cost $11,807,629,417)				12,355,059,910

See accompanying notes to Schedule of Portfolio Investments.

68 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MUNICIPAL BONDS — 1.82%*
California — 0.61%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class A13
0.44%	04/25/24	[2]	$1,301,000	$1,293,442
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39		350,000	388,745
State of California, Build America Bonds
5.70%	11/01/21		24,230,000	27,198,417
6.65%	03/01/22		10,220,000	11,983,870
7.30%	10/01/39		20,230,000	25,451,363
7.35%	11/01/39		25,000,000	31,595,750
7.95%	03/01/36		7,350,000	8,504,097
State of California, Build America Bonds, Various Purpose
7.50%	04/01/34		3,885,000	4,960,640
State of California, Taxable, Various Purpose
5.50%	03/01/16		8,450,000	9,260,779
6.20%	03/01/19		10,675,000	12,396,237
6.20%	10/01/19		17,995,000	20,991,167

				154,024,507

Illinois — 0.67%
State of Illinois, Build America Bonds
6.20%	07/01/21		30,175,000	33,295,397
7.10%	07/01/35		11,375,000	11,657,896
7.35%	07/01/35		11,720,000	12,914,620
State of Illinois, Build America Bonds, Series S
6.63%	02/01/35		11,275,000	11,755,991
State of Illinois, Taxable Bonds
4.07%	01/01/14		1,425,000	1,425,000
4.95%	06/01/23		31,460,000	31,297,352
5.66%	03/01/18		4,215,000	4,594,266
5.88%	03/01/19		16,000,000	17,488,320
State of Illinois, Taxable Pension Bonds
4.35%	06/01/18		8,885,000	9,248,663
5.10%	06/01/33		38,246,000	35,566,485

				169,243,990

New York — 0.02%
City of New York, Build America Bonds
5.52%	10/01/37		2,525,000	2,643,069
5.82%	10/01/31		220,000	227,454
City of New York, Build America Bonds, Series F1
6.65%	12/01/31		250,000	275,330
Fiscal Year 2005 Securitization Corp., Special Obligation, Series B
4.93%	04/01/20		65,000	71,175

Issues	Maturity Date		Principal Amount	Value

MUNICIPAL BONDS (continued)
New York (continued)
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		$3,405,000	$3,670,181

				6,887,209

Texas — 0.52%
City of Houston Texas, Taxable Pension Obligation, Series A
6.29%	03/01/32		82,680,000	93,580,531
North Texas Tollway Authority, Build America Bonds
6.72%	01/01/49		50,000	59,651
State of Texas, Build America Bonds
5.52%	04/01/39		33,610,000	37,629,084

				131,269,266

Total Municipal Bonds (Cost $463,815,404)				461,424,972

U.S. AGENCY SECURITIES — 0.67%
U.S. Agency Securities — 0.67%
Federal Home Loan Bank
0.22%	10/07/15	[2]	61,965,000	61,985,758
Federal Home Loan Bank (STEP)
0.75%	05/26/28		112,670,000	107,360,539

Total U.S. Agency Securities (Cost $174,483,161)				169,346,297

U.S. TREASURY SECURITIES — 29.92%
U.S. Treasury Bonds — 3.93%
U.S. Treasury Bonds
2.75%	08/15/42		59,290,000	46,996,574
3.12%	02/15/42		155,870,000	134,437,875
3.75%	11/15/43		545,115,000	526,973,028
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
2.12%	02/15/41	[11]	157,325,000	188,750,695
U.S. Treasury Bonds (Strip Principal)
0.00%	11/15/27	[10]	158,200,000	95,312,020

				992,470,192

U.S. Treasury Notes — 25.99%
U.S. Treasury Notes
0.75%	06/30/17		731,010,000	723,385,566
0.75%	12/31/17		386,421,800	377,908,445
1.00%	01/15/14		149,000,000	149,055,279
1.25%	11/30/18		363,640,000	355,884,232
1.38%	07/31/18		263,000,000	260,686,450
2.75%	11/15/23		1,608,870,000	1,574,053,007

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 69

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
3.50%	02/15/18		$289,560,000	$314,432,625
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.12%	04/15/16	[11]	485,560,000	527,879,783
0.12%	04/15/17	[11]	790,100,000	835,515,808
0.12%	04/15/18	[11]	411,280,000	424,012,181
0.50%	04/15/15	[11]	405,205,000	446,591,807
1.25%	04/15/14	[11]	228,925,000	254,413,974
2.00%	07/15/14	[11]	260,025,000	329,467,421

				6,573,286,578

Total U.S. Treasury Securities (Cost $7,778,257,971)				7,565,756,770

Total Bonds – 106.15% (Cost $26,270,433,432)				26,843,513,388

Issues	Shares	Value

COMMON STOCK — 0.11%
Electric — 0.11%
Dynegy, Inc.[8]	1,255,250	27,012,976

Total Common Stock (Cost $24,138,454)

Issues	Notional Amount (000’s)	Value

PURCHASED SWAPTIONS — 0.26%
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Barclays, Inc.	166	1,875,383

Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Citigroup, Inc.	1,066	12,005,266

Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Deutsche Bank AG	1,571	17,698,995

Issues	Notional Amount (000’s)	Value

PURCHASED SWAPTIONS (continued)
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Goldman Sachs Group, Inc.	994	$11,201,610

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.50% annually; Option Expiration Date of 04/09/18. Counterparty: Barclays, Inc.	654	7,445,906

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.50% annually; Option Expiration Date of 04/09/18. Counterparty: Deutsche Bank AG	1,500	17,064,720

Total Purchased Swaptions (Cost $40,976,721)		67,291,880

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 5.15%
Commercial Paper — 1.46%
0.22%[12]	02/24/14	[3,4]	100,000,000	99,973,836
0.22%[12]	02/25/14	[3,4]	101,665,000	101,638,493
0.36%[12]	01/22/14		168,155,000	168,138,202

				369,750,531

Money Market Funds — 1.82%
0.06%[13,14]			253,569,000	253,569,000
0.05%[13]			205,599,000	205,599,000

				459,168,000

U.S. Agency Discount Notes — 1.82%
0.06%[12]	01/24/14		267,100,000	267,096,768
0.07%[12]	02/14/14		10,000,000	9,999,164
0.08%[12]	02/12/14		84,000,000	83,995,190
0.07%[12]	02/10/14		100,000,000	99,995,645

				461,086,767

U.S. Treasury Bills — 0.05%
0.06%[12]	03/20/14	[15]	11,791,000	11,789,615

Total Short-Term Investments (Cost $1,301,753,647)				1,301,794,913

Total Investments – 111.67% (Cost $27,637,302,254)[1]				28,239,613,157

Liabilities in Excess of Other Assets – (11.67)%				(2,951,531,381)

Net Assets – 100.00%				$25,288,081,776

See accompanying notes to Schedule of Portfolio Investments.

70 / N-Q Report December 2013

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Contracts	Unrealized Appreciation/ (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS

6,056	Euro Dollar Ninety Day,
	Expiration December 2014	$550,974

1,779	Euro Dollar Ninety Day,
	Expiration March 2015	(21,392)

4,343	U.S. Treasury Five Year Note,
	Expiration March 2014	(6,619,495)

2,143	U.S. Treasury Ten Year Note,
	Expiration March 2014	(5,797,576)

	Net unrealized depreciation	$(11,887,489)

Contracts	Unrealized Appreciation

FUTURES CONTRACTS: SHORT POSITIONS

2,968	Euro Dollar Ninety Day,
	Expiration December 2015	$1,022,325

4,867	Euro Dollar Ninety Day,
	Expiration March 2016	2,631,303

	Net unrealized appreciation	$3,653,628

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value

SWAPS: INTEREST RATE

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.15% semi-annually. Counterparty: Barclays, Inc.

03/15/26	$–	$105,370	$ (8,302,587)	$ (8,302,587)

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.15% semi-annually. Counterparty: Deutsche Bank AG

03/15/26	–	176,000	(13,867,850)	(13,867,850)

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 2.81% semi-annually. Counterparty: Barclays, Inc.

04/09/26	–	195,580	(21,257,219)	(21,257,219)

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 2.80% semi-annually. Counterparty: Goldman Sachs Group, Inc.

04/09/26	–	100,730	(10,958,447)	(10,958,447)

The Fund pays a fixed rate equal to 2.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.

11/15/27	–	49,760	7,007,122	7,007,122

The Fund pays a fixed rate equal to 2.48% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.

11/15/27	–	50,120	6,633,445	6,633,445

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Morgan Stanley

02/17/42	–	45,000	8,933,485	8,933,485

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value

SWAPS: INTEREST RATE (continued)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Barclays, Inc.

02/17/42	$–	$45,000	$8,933,485	$8,933,485

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.75% quarterly. Counterparty: Barclays, Inc.

02/17/42	–	54,815	10,626,916	10,626,916

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Citigroup, Inc.

08/15/42	–	53,985	10,937,040	10,937,040

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.68% quarterly. Counterparty: Goldman Sachs, Inc.

11/15/43	–	50,000	2,009,112	2,009,112

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.68% quarterly. Counterparty: Barclays, Inc.

11/15/43	–	43,685	1,760,937	1,760,937

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.49% semi-annually. Counterparty: Barclays, Inc.

03/15/46	–	47,250	6,973,486	6,973,486

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.49% semi-annually. Counterparty: Deutsche Bank AG

03/15/46	–	78,900	11,628,290	11,628,290

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.13% semi-annually. Counterparty: Barclays, Inc.

04/09/46	–	87,920	18,418,915	18,418,915

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.13% semi-annually. Counterparty: Goldman Sachs Group, Inc.

04/09/46	–	45,240	9,477,613	9,477,613

	$–	$1,229,355	$48,953,743	$48,953,743

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	(Depreciation)	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.

09/20/16	$973,326	$24,400	$(1,297,004)	$(323,678)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: Deutsche Bank AG

09/20/16	390,926	9,800	(520,928)	(130,002)

	$1,364,252	$34,200	$(1,817,932)	$(453,680)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 71

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value[b]

SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $735,540 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.
11/23/20	$(735,540)	$63,960	$665,184	$(70,356)

	$(735,540)	$63,960	$665,184	$(70,356)

[a]	The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]	The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $26,278,408,883 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,054,507,384
Gross unrealized depreciation	(460,171,932)

Net unrealized appreciation	$594,335,452

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2013.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $37,173,486, which is 0.15% of total net assets.

[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[7]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.
[8]	Non-income producing security.

[9]	Security is currently in default with regard to scheduled interest or principal payments.

[10]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2013.

[11]	Inflation protected security. Principal amount reflects original security face amount.

[12]	Represents annualized yield at date of purchase.

[13]	Represents the current yield as of December 31, 2013.

[14]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $360,000.

[15]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $11,789,467.

†	Fair valued security. The aggregate value of fair valued securities is $96,874,872, which is 0.38% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

72 / N-Q Report December 2013

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 90.57%
ASSET-BACKED SECURITIES — 1.38%**
Alm Loan Funding, Series 2012-7A, Class B (Cayman Islands)
3.39%	10/19/24	[2,3,4]	$3,125,000	$3,173,625
BlueMountain CLO Ltd., Series 2012-2A, Class C (Cayman Islands)
2.99%	11/20/24	[2,3,4]	3,125,000	3,080,996
CIFC Funding Ltd., Series 2012-2A, Class A3L (Cayman Islands)
3.24%	12/05/24	[2,3,4]	3,125,000	3,105,291
Dryden XXV Senior Loan Fund, Series 2012-25A, Class C (Cayman Islands)
3.24%	01/15/25	[2,3,4]	2,420,000	2,425,093
Galaxy CLO Ltd., Series 2012-14A, Class C1 (Cayman Islands)
3.34%	11/15/24	[2,3,4]	1,850,000	1,851,992
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class C (Cayman Islands)
3.10%	12/20/24	[2,3,4]	3,250,000	3,239,564
LCM LP, Series 12A, Class C (Cayman Islands)
3.49%	10/19/22	[2,3,4]	2,300,000	2,305,801
LCM LP, Series 12A, Class D (Cayman Islands)
4.74%	10/19/22	[2,3,4]	2,300,000	2,306,753
Oak Hill Credit Partners, Series 2012-7A, Class C1 (Cayman Islands)
3.49%	11/20/23	[2,3,4]	2,800,000	2,860,486
Race Point CLO Ltd., Series 2012-7A, Class C (Cayman Islands)
3.24%	11/08/24	[2,3,4]	3,125,000	3,142,716
Slater Mill Loan Fund LP, Series 2012-1A, Class C (Cayman Islands)
4.04%	08/17/22	[2,3,4]	1,750,000	1,751,589
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.54%	10/20/23	[2,3,4]	2,300,000	2,326,977

Total Asset-Backed Securities (Cost $30,751,493)				31,570,883

BANK LOANS — 11.73%*
Automotive — 0.44%
Navistar, Inc., Term Loan B, 1st Lien
5.75%	08/17/17	[3]	10,000,000	10,168,750

Communications — 0.29%
Cricket Communications, Inc.
4.75%	03/08/20	[3]	1,990,000	2,000,985
Level 3 Financing, Inc., Term Loan B, 1st Lien
4.00%	01/15/20	[3]	2,000,000	2,018,340
Univision Communications, Inc.
4.50%	03/01/20	[3]	2,513,853	2,529,766

				6,549,091

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Consumer Discretionary — 0.49%
Hilton Worldwide Finance LLC, Term Loan B2, 1st Lien
3.75%	10/25/20	[3]	$5,131,579	$5,183,818
Tribune Co., Term Loan B, 1st Lien
4.00%	11/20/20	[3]	6,000,000	5,976,570

				11,160,388

Consumer Products — 0.12%
Sun Products Corp., Term Loan
5.50%	03/23/20	[3]	2,977,500	2,835,324

Electric — 3.57%
Boston Generating LLC, Term Loan, 1st Lien[5]
0.00%	06/30/14	3,6,7,†	254,344	–
Dynegy, Inc., Term Loan B2, 1st Lien
4.00%	04/23/20	[3]	2,449,231	2,465,690
Entegra Holdings LLC, Term Loan B, 3rd Lien (PIK)
6.25%	10/19/15	[3,8]	28,227,264	17,606,756
Equipower Resources Holdings LLC, Term Loan C, 1st Lien
4.25%	12/21/19	[3]	3,482,504	3,501,658
FR Utility Services LLC, Term Loan B, 1st Lien
6.75%	10/18/19	[3]	8,000,000	8,000,000
La Frontera Generation LLC, Term Loan B, 1st Lien
4.50%	09/30/20	[3]	7,706,576	7,800,519
Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien
4.73%	10/10/17	[3]	42,522,569	29,517,892
Topaz Power Holdings LLC, Term Loan, 1st Lien
5.25%	02/26/20	[3]	12,870,000	12,878,044

				81,770,559

Energy — 3.85%
Alinta Energy Finance Pty Ltd., Term Loan B, 1st Lien
6.38%	08/07/19	[3]	6,085,625	6,105,890
Alinta Energy Finance Pty Ltd., Term Loan DD, 1st Lien
0.50%	08/07/19	[3]	399,123	400,452
Drillships Financing Holding, Term Loan B1, 1st Lien
6.00%	02/17/21	[3]	10,473,750	10,727,738
Harvey Gulf International Marine, Term Loan B, 1st Lien
5.50%	06/14/20	[3]	6,234,375	6,300,615
MACH Gen LLC, Term Loan, 2nd Lien (PIK)
7.77%	02/15/15	[3,9]	37,547,728	23,091,853

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 73

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Energy (continued)
Moxie Liberty (Panda), Term Loan, 1st Lien
7.50%	08/21/20	[3]	$8,250,000	$8,476,875
Murray Energy Corp., Term Loan B, 1st Lien
5.25%	11/21/19	[3]	2,300,000	2,327,681
Pacific Drilling SA, Term Loan B, 1st Lien
4.50%	06/03/18	[3]	997,494	1,009,344
Panda Temple Power II LLC
7.25%	03/28/19	[3]	2,000,000	2,060,000
Peabody Energy Corp., Term Loan, 1st Lien
4.25%	09/24/20	[3]	4,488,750	4,526,770
Power Buyer LLC, Delayed Draw Term Loan, 1st Lien
3.69%	05/06/20	[3]	55,556	54,954
Power Buyer LLC, Term Loan, 1st Lien
4.25%	05/06/20	[3]	442,222	437,431
Power Buyer LLC, Term Loan, 2nd Lien
8.25%	11/06/20	[3]	5,400,000	5,319,000
Sabine Oil & Gas LLC, Term Loan, 2nd Lien
8.75%	12/31/18	[3]	8,500,000	8,606,250
TPF II LC LLC, Term Loan, 1st Lien
6.50%	07/25/19	[3]	3,980,000	4,059,600
Walter Energy, Inc., Term Loan B, 1st Lien
6.75%	04/01/18	[3]	4,750,000	4,667,846

				88,172,299

Finance — 0.16%
Centaur Acquisition LLC, Term Loan, 1st Lien
5.25%	02/20/19	[3]	2,481,250	2,516,397
Centaur Acquisition LLC, Term Loan, 2nd Lien
8.75%	02/20/20	[3]	1,000,000	1,030,000

				3,546,397

Food — 0.18%
Windsor Quality Foods Co. Ltd., Term Loan B, 1st Lien
5.00%	12/23/20	[3]	4,000,000	3,992,500

Gaming — 0.29%
CityCenter Holdings LLC, Term Loan B, 1st Lien
5.00%	10/16/20	[3]	6,600,000	6,709,791

Health Care — 0.11%
Valeant Pharmaceuticals International, Inc., Term Loan (Canada)
4.50%	05/30/20	[2,3]	2,500,000	2,520,575

Industrials — 1.07%
Maxim Crane Works LP, Term Loan B, 2nd Lien
10.25%	11/06/18	[3]	6,000,000	6,045,000

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Industrials (continued)
Schaeffler AG, Term Loan C2, 1st Lien (Netherlands)
4.25%	01/27/17	[2,3]	$11,400,000	$11,516,337
Synagro Infrastructure, Term Loan, 1st Lien
6.25%	07/25/19	[3]	6,982,500	6,924,336

				24,485,673

Materials — 0.81%
FMG Resources Ltd., Term Loan B, 1st Lien (Australia)
4.25%	06/30/19	[2,3]	18,204,500	18,466,190

Transportation — 0.35%
American Airlines, Inc.
3.75%	06/27/19	[3]	7,960,000	8,026,824

Total Bank Loans (Cost $284,347,972)				268,404,361

CORPORATES — 77.16%*
Automotive — 1.17%
General Motors Co.
4.88%	10/02/23	[4]	3,000,000	3,052,500
Goodyear Tire & Rubber Co.
8.25%	08/15/20		19,110,000	21,450,975
Jaguar Land Rover Automotive PLC (United Kingdom)
4.12%	12/15/18	[2,4]	2,300,000	2,323,000

				26,826,475

Banking — 0.86%
Ally Financial, Inc.
4.75%	09/10/18		2,400,000	2,514,000
6.25%	12/01/17		2,000,000	2,240,000
Ally Financial, Inc. (WI)
7.50%	09/15/20		12,700,000	14,843,125

				19,597,125

Communications — 17.80%
Altice Financing SA (Luxembourg)
6.50%	01/15/22	[2,4]	3,000,000	3,027,082
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%	09/01/23	[4]	2,000,000	1,905,000
6.50%	04/30/21		3,000,000	3,097,500
7.00%	01/15/19		565,000	597,487
7.38%	06/01/20		350,000	380,625
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20		27,737,000	30,163,987
CenturyLink, Inc.
5.80%	03/15/22		17,810,000	17,721,600

See accompanying notes to Schedule of Portfolio Investments.

74 / N-Q Report December 2013

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Communications (continued)
CenturyLink, Inc., Series V
5.62%	04/01/20		$1,000,000	$1,030,041
CenturyLink, Inc., Series W
6.75%	12/01/23		2,850,000	2,886,992
Clear Channel Worldwide Holdings, Inc.
6.50%	11/15/22		31,358,000	32,181,147
6.50%	11/15/22		2,000,000	2,037,500
CSC Holdings LLC
6.75%	11/15/21		9,665,000	10,462,363
DISH DBS Corp.
5.88%	07/15/22		5,250,000	5,256,563
DISH DBS Corp. (WI)
6.75%	06/01/21		12,500,000	13,312,500
GCI, Inc. (WI)
8.62%	11/15/19		17,175,000	18,334,313
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[2,4]	5,000,000	4,775,000
7.25%	10/15/20	[2]	16,000,000	17,560,000
7.50%	04/01/21	[2]	20,597,000	22,862,670
Level 3 Financing, Inc.
6.12%	01/15/21	[4]	2,350,000	2,379,375
7.00%	06/01/20		6,033,000	6,417,604
Level 3 Financing, Inc. (WI)
8.12%	07/01/19		11,165,000	12,309,413
9.38%	04/01/19		7,973,000	8,959,659
Lynx I Corp.
5.38%	04/15/21	[4]	2,460,000	2,472,300
MetroPCS Wireless, Inc.
6.25%	04/01/21	[4]	7,375,000	7,670,000
6.62%	04/01/23	[4]	7,400,000	7,659,000
Qwest Corp.
6.75%	12/01/21		5,155,000	5,628,448
7.25%	09/15/25		5,055,000	5,403,637
Sinclair Television Group, Inc.
5.38%	04/01/21		10,000,000	9,768,750
6.12%	10/01/22		7,640,000	7,735,500
Softbank Corp. (Japan)
4.50%	04/15/20	[2,4]	21,965,000	21,470,787
Sprint Corp.
7.12%	06/15/24	[4]	2,000,000	2,035,000
7.88%	09/15/23	[4]	12,000,000	12,945,000
Sprint Nextel Corp.
9.00%	11/15/18	[4]	23,874,000	28,827,855
9.25%	04/15/22		12,870,000	15,411,825
T-Mobile USA, Inc.
5.25%	09/01/18	[4]	2,500,000	2,637,500
6.46%	04/28/19		14,700,000	15,637,125
6.73%	04/28/22		3,000,000	3,135,000
6.84%	04/28/23		3,440,000	3,573,300

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Communications (continued)
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%	04/01/19	[4]	$4,765,000	$5,181,937
Univision Communications, Inc.
6.88%	05/15/19	[4]	2,935,000	3,158,794
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/21	[2]	5,325,000	5,440,765
Visant Corp.
10.00%	10/01/17		8,475,000	8,231,344
Windstream Corp.
7.75%	10/15/20		14,811,000	15,792,229

				407,474,517

Consumer Discretionary — 2.47%
Amsurg Corp.
5.62%	11/30/20		2,660,000	2,779,700
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.62%	10/15/21	[4]	4,870,000	5,064,800
LKQ Corp.
4.75%	05/15/23	[4]	5,750,000	5,361,875
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC
6.88%	02/15/21		4,950,000	5,370,750
7.12%	04/15/19		10,590,000	11,331,300
7.88%	08/15/19		7,620,000	8,458,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (WI)
5.75%	10/15/20		17,800,000	18,245,000

				56,611,625

Electric — 5.25%
AES Corp.
4.88%	05/15/23		6,620,000	6,239,350
AES Red Oak LLC, Series A
8.54%	11/30/19		2,481,403	2,655,101
Amerenenergy Generating Co.
6.30%	04/01/20		1,720,000	1,367,400
Amerenenergy Generating Co., Series F
7.95%	06/01/32		3,550,000	2,857,750
Amerenenergy Generating Co., Series H
7.00%	04/15/18		3,665,000	3,170,225
Astoria Depositor Corp.
7.90%	05/01/21	[4]	287,799	279,165
Calpine Corp.
6.00%	01/15/22	[4]	2,595,000	2,666,363
7.50%	02/15/21	[4]	4,590,000	5,031,787
Coso Geothermal Power Holdings
7.00%	07/15/26	[4]	4,364,545	2,727,841

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 75

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Electric (continued)
DPL, Inc.
7.25%	10/15/21		$15,318,000	$15,586,065
Dynegy Escrow Holdings
0.00%	06/01/15	6,†	8,350,000	62,625
Dynegy, Inc.
5.88%	06/01/23	[4]	10,570,000	10,041,500
Electricite de France SA (France)
5.25%	07/29/49	[2,3,4]	3,000,000	3,015,000
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[4]	2,272,772	2,147,770
GenOn Americas Generation LLC
8.50%	10/01/21		11,874,000	12,556,755
9.12%	05/01/31		13,085,000	13,379,413
Homer City Generation LP (PIK)
8.14%	10/01/19	[10]	7,377,360	7,820,002
8.73%	10/01/26	[11]	13,027,869	13,744,402
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20		908,609	1,004,013
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		12,358,925	13,811,098

				120,163,625

Energy — 23.42%
Access Midstream Partners LP/ACMP Finance Corp.
5.88%	04/15/21		4,145,000	4,435,150
Approach Resources, Inc.
7.00%	06/15/21		9,000,000	9,270,000
Arch Coal, Inc.
7.00%	06/15/19		14,900,000	11,920,000
8.00%	01/15/19	[4]	4,750,000	4,773,750
Chaparral Energy, Inc.
8.25%	09/01/21		13,768,000	15,007,120
9.88%	10/01/20		6,738,000	7,647,630
Chesapeake Energy Corp.
2.50%	05/15/37		25,690,000	26,176,825
Cimarex Energy Co.
5.88%	05/01/22		4,995,000	5,307,187
Concho Resources, Inc.
5.50%	04/01/23		16,615,000	17,196,525
Continental Resources, Inc.
5.00%	09/15/22		6,605,000	6,881,584
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.12%	03/01/22	[4]	2,850,000	2,942,625
Dynegy Escrow Holdings
0.00%	01/01/50	6,†	23,846,000	0
El Paso LLC
6.50%	09/15/20		8,578,000	9,241,268

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
El Paso LLC, Series G (MTN)
7.75%	01/15/32		$5,897,000	$6,015,258
7.80%	08/01/31		8,739,000	8,911,744
8.05%	10/15/30		7,658,000	7,804,268
Energy Transfer Partners LP
3.26%	11/01/66	[3]	33,367,000	30,530,805
Energy XXI Gulf Coast, Inc.
7.50%	12/15/21	[4]	7,180,000	7,539,000
EP Energy LLC/EP Energy Finance, Inc.
9.38%	05/01/20		2,045,000	2,361,975
Linn Energy LLC/Linn Energy Finance Corp.
8.62%	04/15/20		22,045,000	23,973,937
MEG Energy Corp. (Canada)
6.50%	03/15/21	[2,4]	3,000,000	3,153,750
7.00%	03/31/24	[2,4]	14,300,000	14,550,250
Memorial Production Partners LP/Memorial Production Finance Corp.
7.62%	05/01/21	[4]	5,935,000	6,127,887
Natural Resource Partners LP
9.12%	10/01/18	[4]	5,000,000	5,150,000
Newfield Exploration Co.
5.62%	07/01/24		12,810,000	12,793,987
5.75%	01/30/22		1,000,000	1,035,000
6.88%	02/01/20		4,875,000	5,246,719
Pacific Drilling SA (Luxembourg)
5.38%	06/01/20	[2,4]	11,000,000	11,110,000
Pacific Drilling V Ltd. (Luxembourg)
7.25%	12/01/17	[2,4]	22,440,000	24,347,400
Peabody Energy Corp.
4.75%	12/15/41		29,295,000	23,307,834
Penn Virginia Corp.
8.50%	05/01/20		12,220,000	13,197,600
Plains Exploration & Production Co.
6.12%	06/15/19		8,900,000	9,806,687
6.75%	02/01/22		2,000,000	2,212,204
6.88%	02/15/23		17,950,000	20,104,000
QEP Resources, Inc.
5.25%	05/01/23		18,298,000	17,245,865
6.88%	03/01/21		8,000,000	8,620,000
Quicksilver Resources, Inc.
7.00%	06/21/19	[3,4]	12,295,000	12,110,575
RKI Exploration & Production LLC/RKI
Finance Corp.
8.50%	08/01/21	[4]	9,395,000	9,935,213
Rosetta Resources, Inc.
5.62%	05/01/21		5,385,000	5,398,463
Sabine Pass Liquefaction LLC
5.62%	02/01/21	[4]	11,400,000	11,200,500
5.62%	04/15/23	[4]	4,765,000	4,479,100

See accompanying notes to Schedule of Portfolio Investments.

76 / N-Q Report December 2013

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
Sabine Pass LNG LP
7.50%	11/30/16		$19,540,000	$22,177,900
SandRidge Energy, Inc.
8.12%	10/15/22		5,795,000	6,186,163
8.75%	01/15/20		1,935,000	2,094,637
SM Energy Co.
6.50%	11/15/21		8,055,000	8,578,575
6.50%	01/01/23		10,066,000	10,607,047
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.50%	07/01/21	[4]	10,340,000	10,882,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%	11/15/23	[4]	3,595,000	3,253,475
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%	04/01/20		7,040,000	7,427,200
Walter Energy, Inc.
9.50%	10/15/19	[4]	4,300,000	4,558,000
9.88%	12/15/20		18,925,000	16,464,750
Walter Energy, Inc. (WI)
8.50%	04/15/21		7,560,000	6,331,500
Whiting Petroleum Corp.
5.00%	03/15/19		8,065,000	8,296,869

				535,928,651

Entertainment — 0.19%
Carmike Cinemas, Inc.
7.38%	05/15/19		3,900,000	4,270,500

Finance — 6.13%
Alta Wind Holdings LLC
7.00%	06/30/35	[4]	2,293,965	2,438,232
Astoria Depositor Corp.
8.14%	05/01/21	[4]	27,758,000	27,202,840
Chase Capital II, Series B
0.74%	02/01/27	[3]	8,790,000	7,251,750
Chase Capital VI
0.87%	08/01/28	[3]	4,000,000	3,300,000
CIT Group, Inc.
4.25%	08/15/17		4,850,000	5,092,500
6.62%	04/01/18	[4]	22,346,000	25,223,047
Citigroup, Inc.
0.79%	08/25/36	[3]	9,460,000	7,389,816
General Electric Capital Corp. (MTN)
0.72%	08/15/36	[3]	10,480,000	8,659,306
GMAC LLC
8.00%	11/01/31		1,125,000	1,344,377

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
International Lease Finance Corp.
7.12%	09/01/18	[4]	$13,255,000	$15,400,653
JPMorgan Chase Capital XIII, Series M
1.20%	09/30/34	[3]	10,917,000	8,715,861
JPMorgan Chase Capital XXI, Series U
1.19%	02/02/37	[3]	7,750,000	5,812,500
JPMorgan Chase Capital XXIII
1.24%	05/15/47	[3]	2,320,000	1,732,469
Nielsen Co., Luxembourg SARL (Luxembourg)
5.50%	10/01/21	[2,4]	5,020,000	5,145,500
ZFS Finance USA Trust I
6.50%	05/09/37	[3,4]	10,154,000	10,864,780
ZFS Finance USA Trust II
6.45%	12/15/65	[3,4]	4,450,000	4,783,750

				140,357,381

Food — 0.52%
Post Holdings, Inc.
6.75%	12/01/21	[4]	1,150,000	1,187,375
7.38%	02/15/22		9,990,000	10,739,250

				11,926,625

Gaming — 0.02%
Churchill Downs, Inc.
5.38%	12/15/21	[4]	500,000	510,000

Health Care — 6.90%
Accellent, Inc.
8.38%	02/01/17		17,528,000	18,404,400
Alere, Inc.
7.25%	07/01/18		6,000,000	6,622,500
CHS/Community Health Systems, Inc.
5.12%	08/15/18		6,115,000	6,329,025
7.12%	07/15/20		3,500,000	3,631,250
8.00%	11/15/19		15,685,000	17,096,650
DaVita, Inc.
5.75%	08/15/22		7,735,000	7,870,363
Fresenius Medical Care U.S. Finance II, Inc.
5.62%	07/31/19	[4]	710,000	770,350
HCA, Inc.
5.88%	03/15/22		3,500,000	3,622,500
7.25%	09/15/20		26,269,000	28,698,883
7.50%	12/15/23		3,965,000	4,311,937
Health Management Associates, Inc.
7.38%	01/15/20		7,690,000	8,612,800
LifePoint Hospitals, Inc.
5.50%	12/01/21	[4]	7,000,000	7,105,000
Salix Pharmaceuticals Ltd.
6.00%	01/15/21	[4]	1,750,000	1,802,500

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 77

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Health Care (continued)
Tenet Healthcare Corp.
4.50%	04/01/21		$7,590,000	$7,267,425
Valeant Pharmaceuticals International, Inc. (Canada)
5.62%	12/01/21	[2,4]	7,400,000	7,474,000
6.75%	08/15/21	[2,4]	14,391,000	15,326,415
6.88%	12/01/18	[2,4]	500,000	537,500
7.00%	10/01/20	[2,4]	1,500,000	1,616,250
7.25%	07/15/22	[2,4]	2,900,000	3,132,000
VPII Escrow Corp. (Canada)
7.50%	07/15/21	[2,4]	6,885,000	7,607,925

				157,839,673

Industrials — 3.39%
ARD Finance SA (PIK) (Luxembourg)
11.12%	06/01/18	[2,4,12]	5,671,920	6,068,954
Ardagh Packaging Finance PLC (Ireland)
9.12%	10/15/20	[2,4]	17,045,000	18,706,887
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland)
4.88%	11/15/22	[2,4]	5,350,000	5,323,250
Ball Corp.
4.00%	11/15/23		4,340,000	3,906,000
5.00%	03/15/22		2,000,000	1,990,000
Bombardier, Inc. (Canada)
6.12%	01/15/23	[2,4]	4,700,000	4,700,000
BWAY Holding Co.
10.00%	06/15/18		6,015,000	6,541,313
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow
Capital Corp.
6.38%	09/15/20	[4]	9,490,000	9,750,975
Flexi-Van Leasing, Inc.
7.88%	08/15/18	[4]	3,750,000	3,993,750
Howard Hughes Corp.
6.88%	10/01/21	[4]	7,000,000	7,297,500
MasTec, Inc.
4.88%	03/15/23		6,690,000	6,355,500
Plastipak Holdings, Inc.
6.50%	10/01/21	[4]	2,860,000	2,974,400

				77,608,529

Information Technology — 3.19%
Audatex North America, Inc.
6.00%	06/15/21	[4]	8,300,000	8,735,750
First Data Corp.
6.75%	11/01/20	[4]	13,434,000	14,038,530
7.38%	06/15/19	[4]	27,840,000	29,788,800
8.88%	08/15/20	[4]	4,370,000	4,856,163

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Information Technology (continued)
Freescale Semiconductor, Inc.
5.00%	05/15/21	[4]	$7,200,000	$7,002,000
NXP BV/NXP Funding LLC (Netherlands)
3.75%	06/01/18	[2,4]	6,000,000	6,060,000
5.75%	03/15/23	[2,4]	2,450,000	2,514,313

				72,995,556

Insurance — 0.47%
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[3,4]	10,497,000	10,667,576

Materials — 1.62%
ArcelorMittal (Luxembourg)
6.75%	02/25/22	[2]	5,435,000	5,964,913
10.35%	06/01/19	[2]	13,420,000	17,043,400
Exopack Holdings SA (Luxembourg)
7.88%	11/01/19	[2,4]	1,850,000	1,900,875
Nova Chemicals Corp. (Canada)
5.25%	08/01/23	[2,4]	11,740,000	12,128,887

				37,038,075

Real Estate Investment Trust (REIT) — 0.98%
DuPont Fabros Technology LP (WI)
5.88%	09/15/21		4,500,000	4,657,500
Geo Group, Inc.
5.88%	01/15/22	[4]	7,320,000	7,310,850
Realogy Group LLC
7.62%	01/15/20	[4]	9,260,000	10,417,500

				22,385,850

Services — 0.48%
Ceridian Corp.
8.88%	07/15/19	[4]	9,545,000	11,024,475

Transportation — 2.30%
American Airlines Pass-Through Trust, Series 2013-1, Class B
5.62%	01/15/21	[4]	12,282,000	12,343,410
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	[4]	8,790,000	9,251,475
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		4,600,229	4,835,761
Continental Airlines Pass-Through Trust, Series 2009, Class 1
9.00%	07/08/16		1,364,780	1,566,085
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		13,699,792	15,446,516

See accompanying notes to Schedule of Portfolio Investments.

78 / N-Q Report December 2013

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation (continued)
Delta Air Lines Pass-Through Trust, Series 2009, Class B1
9.75%	12/17/16		$1,189,566	$1,344,209
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.62%	08/15/16	[3]	1,090,910	1,063,638
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		2,096,510	2,300,919
US Airways Pass-Through Trust, Series 2012, Class 2B
6.75%	06/03/21		1,095,706	1,172,405
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		3,073,487	3,359,705

				52,684,123

Total Corporates (Cost $1,730,698,651)				1,765,910,381

MORTGAGE-BACKED — 0.02%**
Non-Agency Mortgage-Backed — 0.02%
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	2,4,6,†	2,890	1
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
1.06%	10/25/47	[3]	486,108	415,488

Total Mortgage-Backed (Cost $345,613)				415,489

U.S. TREASURY SECURITIES — 0.28%**
U.S. Treasury Notes — 0.28%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
1.25%	04/15/14	[13]	1,130,000	1,255,817
2.00%	07/15/14	[13]	4,085,000	5,175,942

Total U.S. Treasury Securities (Cost $6,407,757)				6,431,759

Total Bonds – 90.57% (Cost $2,052,551,486)				2,072,732,873

Issues	Shares	Value

COMMON STOCK — 0.71%
Electric — 0.71%
Dynegy, Inc.[5]	755,707	16,262,807

Total Common Stock (Cost $14,505,785)

Issues	Shares	Value

PREFERRED STOCK — 0.26%
Finance — 0.26%
Citigroup Capital XIII
0.05%	217,702	$5,932,380

Total Preferred Stock (Cost $5,913,010)

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 7.23%
Commercial Paper — 0.87%
Macquarie Bank Ltd. (Australia)
0.22%[14]	02/24/14	[2,4]	20,000,000	19,994,767

Money Market Funds — 2.01%
BlackRock Liquidity Funds TempFund Portfolio
0.05%[15]			4,067,000	4,067,000
Dreyfus Cash Advantage Fund
0.06%[15]			23,142,000	23,142,000
DWS Money Market Series Institutional Funds
0.05%[15]			18,735,000	18,735,000

				45,944,000

U.S. Agency Discount Notes — 4.35%
Fannie Mae
0.08%[14]	01/03/14		44,730,000	44,729,963
Federal Home Loan Bank
0.07%[14]	02/14/14		14,400,000	14,398,950
0.07%[14]	03/03/14		22,500,000	22,498,875
Freddie Mac
0.08%[14]	03/31/14		17,810,000	17,808,700

				99,436,488

U.S. Treasury Bills — 0.00%
U.S. Treasury Bills
0.06%[14]	03/20/14	[16]	6,000	5,999

Total Short-Term Investments (Cost $165,376,264)				165,381,254

Total Investments – 98.77% (Cost $2,238,346,545)[1]				2,260,309,314

Cash and Other Assets, Less Liabilities – 1.23%				28,246,756

Net Assets – 100.00%				$2,288,556,070

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 79

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $2,239,163,810 and net unrealized appreciation/(depreciation) consists of:

Grossunrealized appreciation	$61,990,539
Gross unrealized depreciation	(40,845,035)

Net unrealized appreciation	$21,145,504

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Floating rate security. The rate disclosed was in effect at December 31, 2013.

[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	Non-income producing security.

[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $63,079, which is 0.00% of total net assets.

[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.

[9]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.

[10]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.

[11]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.

[12]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 11.12% cash or payment-in-kind interest.
[13]	Inflation protected security. Principal amount reflects original security face amount.

[14]	Represents annualized yield at date of purchase.

[15]	Represents the current yield as of December 31, 2013.

[16]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $5,999.

†	Fair valued security. The aggregate value of fair valued securities is $62,626, which is 0.00% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(MTN): Medium-term note

(PIK): Payment in kind

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

80 / N-Q Report December 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 82.20%
ASSET-BACKED SECURITIES — 14.50%**
Access Group, Inc., Series 2001, Class 2A1
0.60%	05/25/29	[2]	$3,564,615	$3,226,707
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.48%	06/14/37	[2,3]	103,220	95,995
American Money Management Corp., Series 2013-13A, Class A1L (Cayman Islands)
1.74%	01/24/26	[2,3,4]	1,150,000	1,145,915
ARES CLO Ltd., Series 2007-12A, Class A (Cayman Islands)
0.87%	11/25/20	[2,3,4]	933,936	929,605
ARES CLO Ltd., Series 2013-1A, Class E (Cayman Islands)
5.24%	04/15/25	[2,3,4]	920,000	864,610
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
3.84%	04/17/23	[2,3,4]	15,000	15,028
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	10,000	9,851
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	10,000	9,401
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17	†	15,000	13,351
Babson CLO Ltd., Series 2013-IA, Class A (Cayman Islands)
1.34%	04/20/25	[2,3,4]	1,400,000	1,375,870
Ballyrock Ltd., Series 2005-3X, Class D
2.09%	07/25/17		1,258,492	1,260,051
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.40%	12/25/36	[2,3]	2,501,851	2,136,102
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.38%	03/25/37	[2,3]	2,357,222	1,984,998
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.40%	07/25/37	[2,3]	2,260,770	1,917,028
Beacon Container Finance LLC, Series 2012-1A, Class A
3.72%	09/20/27	[3]	109,707	110,151
Blue Hill CLO Ltd., Series 2013-1A, Class C1
3.29%	01/15/26	[2,3]	1,300,000	1,300,460
BlueMountain CLO Ltd., Series 2013-4A, Class E (Cayman Islands)
5.34%	04/15/25	2,3,4,†	1,400,000	1,311,093
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.45%	06/25/26	[2]	150,000	144,926

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc., Series 2006-2, Class A9
0.26%	12/26/24	[2]	$35,195	$33,973
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.04%	02/25/30	[2]	195,897	197,501
CAL Funding II Ltd., Series 2012-1A, Class A (Bermuda)
3.47%	10/25/27	[3,4]	309,167	304,639
Columbus Nova CLO Ltd., Series 2007-2A, Class D
4.74%	10/15/21	[2,3]	1,170,000	1,174,443
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	42,083	42,311
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	87,500	88,401
Dryden Senior Loan Fund, Series 2013-26A, Class C (Cayman Islands)
2.74%	07/15/25	[2,3,4]	900,000	872,554
Dryden XXII Senior Loan Fund, Series 2013-30A, Class C (Cayman Islands)
3.09%	11/15/25	[2,3,4]	1,130,000	1,119,229
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
0.96%	04/26/32	[2,3]	1,465,000	1,409,763
Educational Funding of the South, Inc., Series 2012-1, Class A
1.22%	03/25/36	[2]	219,767	221,351
Educational Services of America, Inc., Series 2012-2, Class A
0.90%	04/25/39	[2,3]	502,478	504,577
Flatiron CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.69%	01/17/26	[2,3,4]	1,300,000	1,291,895
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
0.82%	08/27/46	[2,3]	3,731,378	3,526,974
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.31%	05/25/23	[2,3]	395,127	389,902
GE Business Loan Trust, Series 2004-1, Class B
0.87%	05/15/32	[2,3]	44,795	41,771
GE Business Loan Trust, Series 2004-2A, Class A
0.39%	12/15/32	[2,3]	1,305,819	1,236,903
GE Business Loan Trust, Series 2005-1A, Class A3
0.42%	06/15/33	[2,3]	2,015,671	1,890,496
Goal Capital Funding Trust, Series 2006-1, Class A3
0.36%	11/25/26	[2]	458,025	453,430

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 81

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Goal Capital Funding Trust, Series 2006-1, Class B
0.69%	08/25/42	[2]	$845,050	$733,506
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class C (Cayman Islands)
3.10%	12/20/24	[2,3,4]	400,000	398,716
Hewett’s Island CLO V Ltd., Series 2006-5A, Class D (Cayman Islands)
1.69%	12/05/18	[2,3,4]	600,000	572,000
ING Investment Management CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands)
1.38%	04/15/24	[2,3,4]	1,350,000	1,326,748
ING Investment Management CLO Ltd., Series 2013-3A, Class B (Cayman Islands)
2.94%	01/18/26	2,3,4,†	1,500,000	1,470,852
J.G. Wentworth XX LLC, Series 2010-1A, Class B
9.31%	07/15/61	[3]	685,000	856,455
J.G. Wentworth XXX LLC, Series 2013-3A, Class B
5.54%	01/15/75	[3]	1,295,000	1,264,461
Jasper CLO Ltd., Series 2005-1A, Class A (Cayman Islands)
0.51%	08/01/17	[2,3,4]	270,269	269,491
LCM LP, Series 14A, Class D (Cayman Islands)
3.74%	07/15/25	[2,3,4]	1,150,000	1,103,363
LCM VI Ltd., Series 6A, Class A (Cayman Islands)
0.47%	05/28/19	[2,3,4]	525,000	512,409
MSIM Peconic Bay Ltd., Series 2007-1A, Class C (Cayman Islands)
2.24%	07/20/19	[2,3,4]	1,280,000	1,277,314
National Collegiate Student Loan Trust, Series 2006-1, Class A3
0.36%	05/25/26	[2]	1,515,408	1,492,616
National Collegiate Student Loan Trust, Series 2007-1, Class A3
0.40%	07/25/30	[2]	750,000	631,365
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.30%	06/26/28	[2]	1,627,242	1,529,542
National Collegiate Student Loan Trust, Series 2007-4, Class A2A3
3.67%	12/26/25	[2]	75,000	75,539
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
0.87%	02/25/36	[2,3]	150,000	110,250
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B2
1.13%	02/25/36	[2,3]	825,000	606,375
Nelnet Student Loan Trust, Series 2008-4, Class A4
1.72%	04/25/24	[2]	1,150,000	1,195,955

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.76%	10/27/36	[2,3]	$288,423	$287,021
Northstar Education Finance, Inc.
0.99%	01/29/46	[2]	135,000	134,763
Oak Hill Credit Partners, Series 2007-5X, Class C
5.25%	04/16/21	[3]	1,000,000	1,005,379
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.66%	11/20/23	[2,3,4]	200,000	199,299
Race Point CLO Ltd., Series 2012-7A, Class A (Cayman Islands)
1.66%	11/08/24	[2,3,4]	250,000	249,188
Red River CLO Ltd., Series 1A, Class A (Cayman Islands)
0.51%	07/27/18	[2,3,4]	283,934	278,537
Scholar Funding Trust, Series 2011-A, Class A
1.14%	10/28/43	[2,3]	273,489	274,229
Scholar Funding Trust, Series 2012-B, Class A2
1.27%	03/28/46	[2,3]	150,000	150,680
SLC Student Loan Trust, Series 2004-1, Class B
0.53%	08/15/31	[2]	1,100,444	975,506
SLC Student Loan Trust, Series 2005-2, Class B
0.52%	03/15/40	[2]	868,361	756,470
SLC Student Loan Trust, Series 2006-1, Class B
0.45%	03/15/39	[2]	1,674,567	1,439,555
SLC Student Loan Trust, Series 2006-2, Class A5
0.34%	09/15/26	[2]	175,000	170,053
SLC Student Loan Trust, Series 2006-2, Class B
0.47%	12/15/39	[2]	1,180,405	1,019,417
SLM Student Loan Trust, Series 2003-11, Class A6
0.99%	12/15/25	[2,3]	250,000	247,583
SLM Student Loan Trust, Series 2004-2, Class B
0.71%	07/25/39	[2]	1,103,209	998,561
SLM Student Loan Trust, Series 2004-B, Class A4
0.67%	09/15/33	[2]	1,500,000	1,217,404
SLM Student Loan Trust, Series 2005-4, Class B
0.42%	07/25/40	[2]	1,115,392	968,374
SLM Student Loan Trust, Series 2005-9, Class B
0.54%	01/25/41	[2]	1,655,364	1,427,153

See accompanying notes to Schedule of Portfolio Investments.

82 / N-Q Report December 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-2, Class A6
0.41%	01/25/41	[2]	$1,800,000	$1,573,575
SLM Student Loan Trust, Series 2006-8, Class A6
0.40%	01/25/41	[2]	1,800,000	1,574,224
SLM Student Loan Trust, Series 2006-9, Class A5
0.34%	01/26/26	[2]	200,000	195,209
SLM Student Loan Trust, Series 2006-B, Class A5
0.51%	12/15/39	[2]	2,595,000	2,234,035
SLM Student Loan Trust, Series 2007-3, Class A4
0.30%	01/25/22	[2]	215,000	203,987
SLM Student Loan Trust, Series 2007-6, Class B
1.09%	04/27/43	[2]	710,000	618,718
SLM Student Loan Trust, Series 2007-7, Class B
0.99%	10/25/28	[2]	1,740,000	1,518,605
SLM Student Loan Trust, Series 2007-8, Class B
1.24%	04/27/43	[2]	1,690,000	1,509,687
SLM Student Loan Trust, Series 2008-2, Class B
1.44%	01/25/29	[2]	710,000	621,582
SLM Student Loan Trust, Series 2008-3, Class B
1.44%	04/25/29	[2]	710,000	637,304
SLM Student Loan Trust, Series 2008-4, Class A4
1.89%	07/25/22	[2]	2,200,000	2,298,888
SLM Student Loan Trust, Series 2008-4, Class B
2.09%	04/25/29	[2]	710,000	688,224
SLM Student Loan Trust, Series 2008-5, Class A4
1.94%	07/25/23	[2]	2,930,000	3,067,036
SLM Student Loan Trust, Series 2008-5, Class B
2.09%	07/25/29	[2]	1,525,000	1,510,255
SLM Student Loan Trust, Series 2008-6, Class B
2.09%	07/25/29	[2]	710,000	679,391
SLM Student Loan Trust, Series 2008-7, Class B
2.09%	07/25/29	[2]	710,000	701,977
SLM Student Loan Trust, Series 2008-8, Class B
2.49%	10/25/29	[2]	710,000	716,152
SLM Student Loan Trust, Series 2008-9, Class B
2.49%	10/25/29	[2]	1,500,000	1,522,504

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2011-1, Class A2
1.32%	10/25/34	[2]	$2,680,000	$2,751,378
SLM Student Loan Trust, Series 2011-2, Class A2
1.36%	10/25/34	[2]	1,535,000	1,596,969
SLM Student Loan Trust, Series 2012-1, Class A3
1.12%	09/25/28	[2]	1,300,000	1,318,267
SLM Student Loan Trust, Series 2012-7, Class A3
0.82%	05/26/26	[2]	200,000	197,736
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.54%	10/20/23	[2,3,4]	75,000	75,880
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	3,†	925,000	1,087,676
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	3,†	720,000	857,949
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
1.67%	07/01/42	[2,3]	100,000	76,144
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.50%	04/16/22	[2,3,4]	1,320,000	1,321,164
Symphony CLO Ltd., Series 2012-9A, Class D (Cayman Islands)
4.50%	04/16/22	[2,3,4]	1,275,000	1,281,358
Symphony CLO Ltd., Series 2013-12A, Class C (Cayman Islands)
2.98%	10/15/25	[2,3,4]	950,000	941,244
TAL Advantage LLC, Series 2006-1, Class NOTE
0.36%	04/20/21	[2,3]	32,667	32,256
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.42%	05/15/20	[2,3,4]	60,208	59,686
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[3,4]	37,500	37,547
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.30%	02/26/19	[2,3]	49,875	49,466

Total Asset-Backed Securities (Cost $92,939,492)				93,433,457

BANK LOANS — 0.36%*
Automotive — 0.08%
Navistar, Inc., Term Loan B, 1st Lien
5.75%	08/17/17	[2]	500,000	508,438

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 83

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Electric — 0.10%
Dynegy, Inc., Term Loan B2, 1st Lien
4.00%	04/23/20	[2]	$612,308	$616,422

Energy — 0.15%
Alinta Energy Finance Pty Ltd., Term Loan B, 1st Lien
6.38%	08/07/19	[2]	936,250	939,368
Alinta Energy Finance Pty Ltd., Term Loan DD, 1st Lien
0.50%	08/07/19	[2]	61,404	61,608

				1,000,976

Services — 0.03%
AABS Ltd., Series 2013-1, Class A (STEP)
4.72%	01/15/38	2,†	216,848	220,099

Total Bank Loans (Cost $2,282,624)				2,345,935

CORPORATES — 22.14%*
Automotive — 0.65%
Daimler Finance North America LLC
0.84%	01/09/15	[2,3]	500,000	501,320
Ford Motor Co.
6.50%	08/01/18		1,000,000	1,161,875
General Motors Co.
4.88%	10/02/23	[3]	2,000,000	2,035,000
Tenedora Nemak SA de CV (Mexico)
5.50%	02/28/23	[3,4]	500,000	495,000

				4,193,195

Banking — 1.63%
Abbey National Treasury Services PLC (United Kingdom)
3.05%	08/23/18	[4]	425,000	437,172
Abbey National Treasury Services PLC/London (United Kingdom)
3.88%	11/10/14	[3,4]	125,000	128,440
Akbank TAS (Turkey)
5.00%	10/24/22	[3,4]	1,500,000	1,341,375
Bank of America N.A. (BKNT)
0.52%	06/15/16	[2]	122,000	121,046
5.30%	03/15/17		1,575,000	1,737,290
6.10%	06/15/17		1,100,000	1,247,974
BBVA Bancomer SA/Texas (Mexico)
6.75%	09/30/22	[3,4]	500,000	533,750
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	1,425,000	1,609,353
National Australia Bank Ltd. (Australia)
1.60%	08/07/15	[4]	250,000	253,740

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking (continued)
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[4]	$350,000	$358,212
6.10%	06/10/23	[4]	700,000	716,672
6.12%	12/15/22	[4]	100,000	103,100
Sberbank of Russia via SB Capital SA (Luxembourg)
5.25%	05/23/23	[3,4]	500,000	468,150
VTB Bank OJSC via VTB Capital SA (Luxembourg)
6.95%	10/17/22	[3,4]	500,000	515,000
Yapi ve Kredi Bankasi AS (Turkey)
5.50%	12/06/22	[3,4]	1,100,000	946,000

				10,517,274

Communications — 0.99%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.38%	06/01/20		560,000	609,000
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20		65,000	70,687
CSC Holdings LLC
6.75%	11/15/21		60,000	64,950
Intelsat Jackson Holdings SA (Luxembourg)
7.25%	10/15/20	[4]	860,000	943,850
Myriad International Holdings BV (Netherlands)
6.00%	07/18/20	[3,4]	500,000	546,250
Qwest Corp.
7.25%	09/15/25		300,000	320,691
Sprint Nextel Corp.
9.00%	11/15/18	[3]	1,250,000	1,509,375
9.25%	04/15/22		810,000	969,975
VimpelCom Holdings BV (Netherlands)
5.95%	02/13/23	[3,4]	500,000	473,000
Windstream Corp. (WI)
8.12%	09/01/18		785,000	848,781

				6,356,559

Consumer Discretionary — 0.58%
Catholic Health Initiatives
4.20%	08/01/23		2,700,000	2,643,603
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.88%	08/15/19		500,000	555,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (WI)
5.75%	10/15/20		150,000	153,750

See accompanying notes to Schedule of Portfolio Investments.

84 / N-Q Report December 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Consumer Discretionary (continued)
Virgolino de Oliveira Finance Ltd. (Luxembourg)
10.50%	01/28/18	[3,4]	$500,000	$352,500

				3,704,853

Electric — 3.22%
Calpine Corp.
7.50%	02/15/21	[3]	316,000	346,415
DPL, Inc.
6.50%	10/15/16		545,000	591,325
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[3]	1,641,000	1,879,608
Electricite de France SA (France)
5.25%	07/29/49	[2,3,4]	125,000	125,625
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	1,375,000	1,680,864
GenOn Americas Generation LLC
8.50%	10/01/21		150,000	158,625
9.12%	05/01/31		1,300,000	1,329,250
Homer City Generation LP (PIK)
8.14%	10/01/19	[5]	2,100,000	2,226,000
Hrvatska Elektroprivreda (Croatia)
6.00%	11/09/17	[3,4]	500,000	511,250
Instituto Costarricense de Electricidad (Costa Rica)
6.95%	11/10/21	[3,4]	1,520,000	1,570,920
Ipalco Enterprises, Inc.
7.25%	04/01/16	[3]	2,850,000	3,142,126
Metropolitan Edison Co.
7.70%	01/15/19		2,230,000	2,695,675
Mirant Mid Atlantic Pass-Through Trust, Series B
9.12%	06/30/17		668,190	717,469
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		97,429	108,877
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		1,000,000	1,176,595
PNM Resources, Inc.
9.25%	05/15/15		200,000	223,500
Public Service Co. of New Mexico
5.35%	10/01/21		50,000	53,886
Southwestern Electric Power Co.
6.45%	01/15/19		1,885,000	2,187,272

				20,725,282

Energy — 2.67%
Arch Coal, Inc.
7.00%	06/15/19		25,000	20,000

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
Chaparral Energy, Inc.
8.25%	09/01/21		$116,000	$126,440
CNOOC Finance 2013 Ltd. (China)
1.12%	05/09/16	[4]	1,000,000	1,000,238
EDC Finance Ltd.
4.88%	04/17/20	[3]	500,000	486,875
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[3]	500,000	523,663
GeoPark Latin America Ltd., Agencia En Chile (Bermuda)
7.50%	02/11/20	[3,4]	600,000	613,500
Newfield Exploration Co.
5.62%	07/01/24		165,000	164,794
6.88%	02/01/20		125,000	134,531
Pacific Drilling SA (Luxembourg)
5.38%	06/01/20	[3,4]	1,400,000	1,414,000
Pacific Drilling V Ltd. (Luxembourg)
7.25%	12/01/17	[3,4]	725,000	786,625
Pacific Rubiales Energy Corp., Series REGS (Canada)
7.25%	12/12/21	[2]	500,000	532,187
Peabody Energy Corp.
4.75%	12/15/41		900,000	716,063
Petrobras Global Finance BV (Netherlands)
2.38%	01/15/19	[2,4]	1,200,000	1,182,131
4.38%	05/20/23	[4]	1,000,000	895,105
Petroleos de Venezuela SA, Series REGS (Venezuela)
8.50%	11/02/17	[4]	1,100,000	918,500
Petroleos Mexicanos (Mexico)
1.70%	12/20/22	[4]	135,000	131,588
Plains Exploration & Production Co.
6.88%	02/15/23		900,000	1,008,000
QGOG Constellation SA (Luxembourg)
6.25%	11/09/19	[3,4]	500,000	481,250
Ruby Pipeline LLC
6.00%	04/01/22	[3]	1,600,000	1,685,733
Sabine Pass LNG LP
7.50%	11/30/16		1,550,000	1,759,250
7.50%	11/30/16	[3]	500,000	552,500
SandRidge Energy, Inc.
8.12%	10/15/22		550,000	587,125
SM Energy Co.
6.50%	01/01/23		165,000	173,869
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		225,000	255,609
Walter Energy, Inc.
9.50%	10/15/19	[3]	1,000,000	1,060,000

				17,209,576

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 85

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance — 4.43%
Astoria Depositor Corp.
8.14%	05/01/21	[3]	$440,000	$431,200
CIT Group, Inc.
6.62%	04/01/18	[3]	1,000,000	1,128,750
Citigroup, Inc.
0.79%	08/25/36	[2]	4,050,000	3,163,716
1.20%	07/25/16	[2]	1,000,000	1,012,523
4.59%	12/15/15		125,000	133,640
6.12%	05/15/18		100,000	115,841
Ford Motor Credit Co. LLC
3.88%	01/15/15		400,000	412,847
General Electric Capital Corp. (MTN)
0.72%	08/15/36	[2]	4,085,000	3,375,311
4.65%	10/17/21		70,000	76,733
Goldman Sachs Group, Inc.
2.90%	07/19/18		1,000,000	1,018,283
5.95%	01/18/18		75,000	85,348
Goldman Sachs Group, Inc., (MTN)
1.84%	11/29/23	[2]	1,000,000	1,019,884
Grupo Aval Ltd. (Cayman Islands)
4.75%	09/26/22	[3,4]	600,000	561,000
Hyundai Capital America
1.88%	08/09/16	[3]	1,250,000	1,255,321
Industrial Senior Trust (Cayman Islands)
5.50%	11/01/22	[3,4]	600,000	556,500
International Lease Finance Corp.
6.50%	09/01/14	[3]	175,000	181,781
6.75%	09/01/16	[3]	400,000	448,000
JPMorgan Chase Capital XIII, Series M
1.20%	09/30/34	[2]	225,000	179,634
JPMorgan Chase Capital XXI, Series U
1.19%	02/02/37	[2]	6,410,000	4,807,500
JPMorgan Chase Capital XXIII
1.24%	05/15/47	[2]	3,750,000	2,800,327
KKR Group Finance Co. LLC
6.38%	09/29/20	[3]	400,000	449,803
Macquarie Bank Ltd. (Australia)
5.00%	02/22/17	[3,4]	170,000	182,691
6.62%	04/07/21	[3,4]	1,074,000	1,189,508
Raymond James Financial, Inc.
8.60%	08/15/19		530,000	667,294
Reckson Operating Partnership LP
5.00%	08/15/18		145,000	153,473
Schahin II Finance Co. SPV Ltd. (Cayman Islands)
5.88%	09/25/22	[3,4]	479,000	459,840

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	$2,475,000	$2,660,625

				28,527,373

Food — 0.14%
Pesquera Exalmar SAA (Peru)
7.38%	01/31/20	[3,4]	500,000	462,500
Tonon Bioenergia SA (Brazil)
9.25%	01/24/20	[3,4]	500,000	430,000

				892,500

Health Care — 1.31%
CHS/Community Health Systems, Inc.
5.12%	08/15/18		225,000	232,875
8.00%	11/15/19		175,000	190,750
DaVita, Inc.
5.75%	08/15/22		120,000	122,100
HCA, Inc.
7.25%	09/15/20		275,000	300,437
Hospira, Inc.
5.20%	08/12/20		1,000,000	1,042,980
North Shore Long Island Jewish Health Care, Inc.
6.15%	11/01/43		2,250,000	2,418,821
Providence Health & Services Obligated Group
1.20%	10/01/17	[2]	3,200,000	3,188,155
Tenet Healthcare Corp.
4.50%	04/01/21		1,000,000	957,500

				8,453,618

Industrials — 0.65%
Cemex Espana Luxembourg (Spain)
9.88%	04/30/19	[3,4]	600,000	689,250
Flexi-Van Leasing, Inc.
7.88%	08/15/18	[3]	1,000,000	1,065,000
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	200,000	202,868
4.88%	07/15/21	[3,4]	700,000	735,753
Odebrecht Offshore Drilling Finance Ltd. (Cayman Islands)
6.75%	10/01/22	[3,4]	492,300	507,069
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.90%	03/22/23	[3,4]	325,000	308,731
Sydney Airport Finance Co., Pty Ltd. (Australia)
5.12%	02/22/21	[3,4]	660,000	698,076

				4,206,747

See accompanying notes to Schedule of Portfolio Investments.

86 / N-Q Report December 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Information Technology — 0.14%
First Data Corp.
7.38%	06/15/19	[3]	$850,000	$909,500

Insurance — 0.59%
Farmers Exchange Capital
7.20%	07/15/48	[3]	150,000	172,592
Farmers Exchange Capital II
6.15%	11/01/53	[2,3]	2,500,000	2,537,430
Farmers Insurance Exchange
6.00%	08/01/14	[3]	200,000	204,556
Metropolitan Life Global Funding I
1.50%	01/10/18	[3]	500,000	486,406
1.70%	06/29/15	[3]	175,000	177,695
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	250,000	254,063

				3,832,742

Materials — 0.69%
ArcelorMittal (Luxembourg)
6.75%	02/25/22	[4]	240,000	263,400
Barrick Gold Corp. (WI)(Canada)
4.10%	05/01/23	[4]	900,000	813,868
Cia. Minera Milpo SAA (Peru)
4.62%	03/28/23	[3,4]	500,000	460,000
Fresnillo PLC (United Kingdom)
5.50%	11/13/23	[3,4]	500,000	489,375
Samarco Mineracao SA (Brazil)
4.12%	11/01/22	[3,4]	1,000,000	905,575
Southern Copper Corp.
5.25%	11/08/42		750,000	610,887
Vale Overseas Ltd. (Cayman Islands)
6.88%	11/21/36	[4]	125,000	129,719
Vedanta Resources PLC (United Kingdom)
8.25%	06/07/21	[3,4]	500,000	504,063
Xstrata Finance Canada Ltd. (Canada)
4.95%	11/15/21	[3,4]	271,000	274,949

				4,451,836

Real Estate Investment Trust (REIT) — 3.14%
AvalonBay Communities, Inc.
3.62%	10/01/20		1,500,000	1,515,520
Boston Properties LP
5.62%	11/15/20		1,750,000	1,968,025
5.88%	10/15/19		200,000	229,954
Country Garden Holdings Co. Ltd. (Cayman Islands)
7.25%	04/04/21	3,†	1,000,000	1,000,000
Essex Portfolio LP
3.62%	08/15/22		250,000	235,533

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
HCP, Inc.
2.62%	02/01/20		$1,290,000	$1,231,417
3.75%	02/01/19		210,000	217,640
5.62%	05/01/17		100,000	111,833
6.00%	01/30/17		1,000,000	1,121,529
Healthcare Realty Trust, Inc.
5.75%	01/15/21		250,000	271,133
6.50%	01/17/17		875,000	981,955
Highwoods Realty LP
7.50%	04/15/18		800,000	931,060
Host Hotels & Resorts LP (WI)
5.88%	06/15/19		2,250,000	2,442,674
Kaisa Group Holdings Ltd. (Chile)
8.88%	03/19/18	[3,4]	1,000,000	1,027,500
Liberty Property LP (MTN)
7.50%	01/15/18		900,000	1,048,711
Mack-Cali Realty LP
2.50%	12/15/17		1,000,000	988,728
Post Apartment Homes LP
3.38%	12/01/22		100,000	91,953
4.75%	10/15/17		270,000	292,186
SL Green Realty Corp./SL Green Operating Partnership
7.75%	03/15/20		2,375,000	2,789,155
WEA Finance LLC
4.62%	05/10/21	[3]	750,000	792,749
WEA Finance LLC/WCI Finance LLC
5.70%	10/01/16	[3]	125,000	139,636
WEA Finance LLC/WT Finance Aust Pty Ltd.
5.75%	09/02/15	[3]	150,000	161,859
6.75%	09/02/19	[3]	550,000	654,740

				20,245,490

Transportation — 1.31%
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		64,226	67,919
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	[3]	1,900,000	1,999,750
Autopistas Metropolitanas de Puerto Rico LLC
6.75%	06/30/35	[3]	750,000	699,216
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		114,447	122,816
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.54%	08/02/20		2,442,668	2,673,958

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 87

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 2012-1, Class B
6.25%	04/11/20		$71,199	$74,759
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		1,260,514	1,421,229
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.69%	11/15/16	[2]	250,000	231,719
JetBlue Airways Pass-Through Trust, Series 2004-1, Class G-2
0.66%	03/15/14	[2]	1,020,000	1,014,650
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		120,058	131,238

				8,437,254

Total Corporates (Cost $142,949,998)				142,663,799

FOREIGN GOVERNMENT OBLIGATIONS — 0.65%
Foreign Government Obligations — 0.65%
Brazil Minas SPE via State of Minas Gerais (Brazil)
5.33%	02/15/28	[3,4]	500,000	466,250
Hungary Government International Bond (Hungary)
4.12%	02/19/18	[4]	750,000	762,000
Kommunalbanken AS (Norway)
0.23%	08/28/14	[2,3,4]	710,000	709,827
Mexican Bonos (Mexico)
5.00%	06/15/17	[4]	8,600,000	664,652
Perusahaan Penerbit SBSN Indonesia (Indonesia)
6.12%	03/15/19	[3,4]	1,000,000	1,071,250
Slovenia Government International Bond (Slovenia)
5.50%	10/26/22	[3,4]	500,000	502,500

Total Foreign Government Obligations (Cost $4,212,248)				4,176,479

MORTGAGE-BACKED — 38.58%**
Commercial Mortgage-Backed — 5.74%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6, Class A3
4.51%	12/10/42		102,013	102,224
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.18%	09/10/47	[2]	105,000	111,770

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2
5.32%	09/10/47		$473,538	$476,321
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A2
5.80%	06/10/49	[2]	44,466	44,437
Bayview Commercial Asset Trust, Series 2004-2, Class A
0.60%	08/25/34	[2,3]	1,235,325	1,144,903
Bayview Commercial Asset Trust, Series 2005-3A, Class A1
0.48%	11/25/35	[2,3]	332,271	287,181
Bayview Commercial Asset Trust, Series 2006-1A, Class A1
0.44%	04/25/36	[2,3]	2,005,983	1,720,174
Bayview Commercial Asset Trust, Series 2006-3A, Class A1
0.42%	10/25/36	[2,3]	3,329,561	2,816,845
Bayview Commercial Asset Trust, Series 2008-4, Class A3
2.92%	07/25/38	[2,3]	1,200,000	1,140,042
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3
5.47%	06/11/41	[2]	905,715	911,111
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWRC, Class A4
4.72%	02/11/41		13,193	13,216
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A3
5.21%	12/11/38		539,857	544,138
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11, Class A2
5.39%	03/11/39	[2]	1,704	1,702
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.58%	04/12/38	[2]	120,000	129,853
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3
5.74%	06/11/50		918,394	935,585
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B
5.20%	12/11/49		20,741	20,747
Commercial Mortgage Trust, Series 2006-C8, Class AAB
5.29%	12/10/46		466,927	474,371
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4
5.10%	08/15/38	[2]	65,000	68,276

See accompanying notes to Schedule of Portfolio Investments.

88 / N-Q Report December 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4
5.23%	12/15/40	[2]	$68,482	$72,485
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44		470,000	494,213
GE Business Loan Trust, Series 2003-1, Class B
1.47%	04/15/31	[2,3]	30,161	26,571
GE Business Loan Trust, Series 2003-2A, Class A
0.54%	11/15/31	[2,3]	1,252,272	1,199,175
GE Business Loan Trust, Series 2004-2A, Class C
1.02%	12/15/32	[2,3]	63,698	56,642
GE Business Loan Trust, Series 2006-2A, Class A
0.35%	11/15/34	[2,3]	3,011,804	2,760,573
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4
5.82%	07/10/38	[2]	1,246,988	1,364,341
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44		163,000	166,524
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5
4.65%	01/12/37		402,340	403,629
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.90%	09/12/37		90,000	94,321
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3A
4.68%	07/15/42		478,618	486,707
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4A
4.94%	08/15/42	[2]	1,562,985	1,644,240
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A3
5.23%	12/15/44	[2]	856,382	867,055
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class ASB
5.51%	12/12/44	[2]	149,392	155,672
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class ASB
5.42%	12/12/43		118,511	124,063

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4
5.40%	05/15/45		$175,000	$190,857
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB
5.86%	02/15/51		443,444	475,022
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class ASB
5.69%	02/12/49	[2]	242,651	258,670
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3
4.17%	08/15/46		1,355,000	1,426,585
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A1A
4.48%	10/15/29		193,000	197,441
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class 1A
0.36%	09/25/36	[2,3]	1,478,318	1,365,277
Merrill Lynch Mortgage Investors, Inc., Series 2005-LC1, Class A4
5.29%	01/12/44	[2]	51,737	55,306
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		947,000	916,464
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,360,000	1,285,674
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		139,266	145,639
Morgan Stanley Capital I Trust, Series 2005-T19, Class A4A
4.89%	06/12/47		125,000	131,174
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4
5.33%	12/15/43		99,332	108,851
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4
5.16%	10/12/52	[2]	295,000	314,696
Morgan Stanley Capital I Trust, Series 2006-T23, Class A2
5.75%	08/12/41	[2]	11,820	11,803
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4
5.81%	08/12/41	[2]	940,000	1,034,580
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4
5.65%	06/11/42	[2]	1,100,000	1,237,449

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 89

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2011-C3, Class A4
4.12%	08/15/49		$90,000	$93,908
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%	03/15/45		1,200,000	1,174,691
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[3]	125,164	128,606
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[2]	559,759	590,223
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		1,380,000	1,317,817
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[3]	1,100,000	1,155,375
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2
2.68%	11/15/44		110,000	113,517
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		1,300,000	1,320,721
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class A3
2.87%	11/15/45		1,185,000	1,113,317

				37,022,770

Non-Agency Mortgage-Backed — 28.41%
Aames Mortgage Investment Trust, Series 2006-1, Class A4
0.72%	04/25/36	[2]	1,725,000	1,357,350
ACE Securities Corp., Series 2003-MH1, Class B1
6.50%	08/15/30	[2,3]	37,061	37,912
ACE Securities Corp., Series 2006-OP2, Class A2C
0.32%	08/25/36	[2]	872,395	668,901
ACE Securities Corp., Series 2007-ASP1, Class A2D
0.54%	03/25/37	[2]	4,566,926	2,599,142
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.40%	09/25/35	[2]	922,346	863,858
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C
0.36%	05/25/47	[2]	948,141	681,537
Asset-Backed Funding Certificates, Series 2007-NC1, Class A2
0.46%	05/25/37	[2,3]	4,432,000	2,579,056

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.16%	06/25/37	[2]	$3,891,287	$2,629,055
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
1.14%	12/25/34	[2]	2,733,785	2,418,790
Banc of America Alternative Loan Trust, Series 2003-3, Class A4
5.75%	05/25/33		968,034	1,042,342
Banc of America Alternative Loan Trust, Series 2003-4, Class 1A5
5.50%	06/25/33		983,061	1,049,082
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		3,010,884	3,097,167
Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5
5.50%	11/25/33		960,840	991,665
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		253,886	258,445
Banc of America Funding Corp., Series 2004-B, Class 5A1
2.83%	11/20/34	[2]	1,054,364	1,003,934
Banc of America Funding Corp., Series 2006-G, Class 2A1
0.39%	07/20/36	[2]	1,908,898	1,747,711
Banc of America Funding Corp., Series 2006-G, Class 2A4
0.46%	07/20/36	[2]	1,550,000	1,360,683
Banc of America Funding Corp., Series 2006-H, Class 2A3
2.80%	09/20/46	[2]	2,353,480	1,959,911
BCAP LLC Trust, Series 2009-RR4, Class 1A1
9.50%	06/26/37	[3]	1,440,234	1,503,257
BCAP LLC Trust, Series 2012-R11, Class 11A1
2.61%	09/26/36	[2,3]	2,633,009	2,691,933
BCAP LLC Trust, Series 2013-RR2, Class 6A1
3.00%	06/26/37	[2,3]	855,433	858,518
BCAP LLC Trust, Series 2013-RR3, Class 8A1
0.32%	05/25/37	[2,3]	834,301	820,287
BCAP LLC Trust, Series 2013-RR4, Class 3A1
0.32%	05/26/37	[2,3]	1,042,865	1,016,631
Bear Stearns ALT-A Trust, Series 2005-7, Class 25A1
2.56%	09/25/35	[2]	121,425	92,837

See accompanying notes to Schedule of Portfolio Investments.

90 / N-Q Report December 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ARM Trust, Series 2005-2, Class A1
2.60%	03/25/35	[2]	$777,999	$785,133
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35	[2]	1,513,924	1,569,839
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		454,113	397,452
Bear Stearns Asset-Backed Securities Trust, Series 2006-HE9, Class 1A2
0.32%	11/25/36	[2]	2,818,371	1,956,881
Centex Home Equity, Series 2005-D, Class M1
0.60%	10/25/35	[2]	350,000	338,753
Centex Home Equity, Series 2006-A, Class AV4
0.42%	06/25/36	[2]	3,100,000	2,743,361
Chase Mortgage Finance Corp., Series 2007-A1, Class 8A1
2.65%	02/25/37	[2]	3,879,211	3,904,527
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.42%	11/25/35	[2]	164,882	114,717
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1
0.81%	08/25/35	[2]	851,034	836,728
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
5.43%	06/25/36	[2]	1,213,927	1,123,758
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A2D
0.40%	08/25/36	[2]	2,300,000	1,958,282
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
0.32%	08/25/36	[2]	367,554	341,790
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.34%	03/25/37	[2]	1,500,000	1,447,756
Citigroup Mortgage Loan Trust, Inc., Series 2010-9, Class 5A (STEP)
8.51%	03/25/37	[3]	290,000	306,483
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		89,683	96,680
Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1A
4.92%	03/25/47	[2]	85,300	83,490
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
2.65%	11/20/34	[2]	206,068	194,872

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
0.46%	02/25/35	[2]	$99,961	$78,398
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.46%	05/25/35	[2]	121,314	107,002
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1
0.82%	07/25/37	[2]	3,707,267	2,523,199
Credit Suisse First Boston Commercial Mortgage Trust, Series 2005-11, Class 1A1
6.50%	12/25/35		1,082,034	859,276
Credit Suisse First Boston Commercial Mortgage Trust, Series 2006-8, Class 3A1
6.00%	10/25/21		707,482	679,036
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 9A1
2.31%	06/25/34	[2]	1,031,074	1,029,679
Credit Suisse Mortgage Capital Certificates, Series 2013-3R, Class 5A1
2.50%	10/27/36	[2,3]	987,148	993,523
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF4 (STEP)
3.64%	01/25/36		3,022,035	2,243,443
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF3 (STEP)
3.90%	12/25/36		1,000,000	661,052
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB3, Class AV4
0.42%	03/25/36	[2]	2,900,000	1,940,329
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR2, Class A2
0.40%	02/25/37	[2]	2,117,040	1,083,632
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR4, Class A2B
0.36%	05/25/37	[2]	3,287,509	2,040,304
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP)
4.40%	01/25/37		327,150	163,538
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.94%	02/25/37		3,501,941	2,562,258

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 91

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.94%	02/25/37		$1,663,517	$1,216,997
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
4.34%	03/25/37		2,663,736	1,562,093
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1 (STEP)
0.22%	04/25/37	[2]	3,068,024	1,911,205
Credit-Based Asset Servicing and Securitization LLC, Series 2007-NC1, Class A2B
0.32%	12/25/36	[2]	2,729,900	1,428,734
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	176,929	176,937
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	811,859	808,157
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR6, Class 2A1A
0.46%	10/19/45	[2]	263,335	227,750
Downey Savings & Loan Association Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.37%	10/19/36	[2]	1,064,379	901,687
Downey Savings & Loan Association Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.31%	04/19/48	[2]	1,194,756	1,000,368
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
0.53%	01/19/45	[2]	2,168,903	1,850,558
Equifirst Loan Securitization Trust, Series 2007-1, Class A2B
0.36%	04/25/37	[2]	330,000	217,643
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FFA, Class M2 (STEP)
5.98%	03/25/25		121,741	126,178
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF11, Class 2A3
0.32%	08/25/36	[2]	2,782,319	2,139,495
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2B
0.26%	03/25/37	[2]	1,228,346	743,222
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.19%	09/25/34	[2]	407,013	398,102
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA7, Class 1A1
2.27%	02/25/35	[2]	238,018	233,299

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 2A1
2.58%	10/25/34	[2]	$198,560	$193,186
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1
2.59%	10/25/35	[2]	455,883	398,747
First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2
2.52%	08/25/37	[2]	465,788	386,315
GE Business Loan Trust, Series 2007-1A, Class A
0.34%	04/16/35	[2,3]	2,319,348	2,100,315
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.90%	04/19/36	[2]	3,609,028	3,099,513
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	41,916	45,680
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.34%	01/25/47	[2]	636,114	578,278
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3
4.57%	08/10/42		119,041	119,582
GSAA Home Equity Trust, Series 2006-4, Class 4A2
0.40%	03/25/36	[2]	1,216,810	1,018,341
GSAA Trust, Series 2006-2, Class 2A3
0.44%	12/25/35	[2]	500,000	492,990
GSAMP Trust, Series 2006-FM3, Class A2C
0.36%	11/25/36	[2]	4,559,056	2,475,846
GSR Mortgage Loan Trust, Series 2005-4F, Class 4A3
5.50%	05/25/35		259,866	265,213
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
5.34%	09/25/35	[2,6]	122,904	13,184
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.65%	09/25/35	[2]	743,975	740,810
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1
2.70%	04/25/36	[2]	735,778	686,824
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
5.19%	05/25/47	[2]	3,483,635	3,338,928
Home Equity Loan Trust, Series 2007-2, Class A3V
0.39%	07/20/36	[2]	225,405	223,795
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
4.64%	09/25/35	[2]	766,776	687,887

See accompanying notes to Schedule of Portfolio Investments.

92 / N-Q Report December 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
4.84%	10/25/35	[2]	$1,620,239	$1,437,166
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
2.72%	05/25/36	[2]	299,297	227,961
Indymac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1
2.74%	05/25/37	[2]	2,384,437	1,728,595
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		113,969	118,733
JPMorgan Mortgage Acquisition Corp., Series 2007-CH5, Class A4
0.32%	05/25/37	[2]	1,773,000	1,509,443
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
2.70%	08/25/35	[2]	189,066	181,357
JPMorgan Mortgage Trust, Series 2005-S2, Class 2A9
5.50%	09/25/35		37,745	37,708
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.82%	05/25/36	[2]	135,509	111,235
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		1,392,772	1,394,238
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		1,320,507	1,315,584
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		38,466	39,660
Lehman XS Trust, Series 2005-4, Class 1A3
0.56%	10/25/35	[2]	379,504	366,257
Luminent Mortgage Trust, Series 2007-2, Class 1A3
0.38%	05/25/37	[2]	2,298,970	2,000,872
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
2.10%	11/25/33	[2]	728,201	751,940
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 8A1
4.62%	10/25/34	[2]	466,701	457,457
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.10%	04/25/34	[2]	212,747	210,017
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
2.63%	02/25/36	[2]	458,570	443,757
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2
0.28%	03/25/47	[2]	1,240,341	1,201,594

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
0.44%	05/25/37	[2]	$3,150,000	$1,959,574
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.50%	04/25/37	[2]	883,581	155,091
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
0.32%	10/25/36	[2]	1,905,885	1,430,599
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2B
0.34%	05/25/37	[2]	3,564,964	2,204,442
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4
0.42%	07/25/37	[2]	2,030,295	1,242,540
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
2.66%	10/25/33	[2]	808,694	811,743
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		117,661	142,261
Morgan Stanley Capital, Inc., Series 2006-HE4, Class A3
0.32%	06/25/36	[2]	3,465,317	2,257,009
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4
0.44%	02/25/36	[2]	3,000,000	2,636,270
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.06%	09/25/34	[2]	1,811,726	1,727,185
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1
0.44%	11/25/35	[2]	457,615	444,889
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 1A
5.25%	02/25/21		681,918	667,177
Morgan Stanley Reremic Trust, Series 2013-R3, Class 12A
2.72%	01/26/47	[2,3]	966,578	976,298
MortgageIT Trust, Series 2005-4, Class A1
0.44%	10/25/35	[2]	1,615,314	1,438,339
MortgageIT Trust, Series 2005-5, Class A1
0.42%	12/25/35	[2]	1,556,028	1,442,026
New York Mortgage Trust, Series 2005-3, Class A1
0.40%	02/25/36	[2]	169,862	158,869
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.48%	06/25/47	[2]	5,152,000	3,240,271
Residential Accredit Loans, Inc., Series 2005-QA4, Class A41
3.04%	04/25/35	[2]	660,292	646,032

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 93

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2005-QA7, Class A21
3.06%	07/25/35	[2]	$3,730,931	$3,279,888
Residential Accredit Loans, Inc., Series 2005-QA8, Class CB21
3.31%	07/25/35	[2]	1,572,055	1,308,884
Residential Accredit Loans, Inc., Series 2005-SP1, Class 4A1
7.00%	09/25/34		325,379	350,611
Residential Accredit Loans, Inc., Series 2006-Q09, Class 1A4A
0.34%	12/25/46	[2]	405,216	361,961
Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1
5.75%	09/25/21		600,492	584,550
Residential Accredit Loans, Inc., Series 2006-QS16, Class A6
6.00%	11/25/36		1,641,722	1,260,106
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2AV (IO)
0.18%	01/25/37	[2,6]	7,148,295	85,672
Residential Accredit Loans, Inc., Series 2007-SP1, Class A2
0.52%	03/25/37	[2]	76,474	76,067
Residential Asset Mortgage Products, Inc., Series 2006-RS3, Class A3
0.36%	05/25/36	[2]	186,698	175,582
Residential Asset Securities Corp., Series 2004-KS9, Class AII4
0.76%	10/25/34	[2]	34,432	21,610
Residential Asset Securities Corp., Series 2005-KS12, Class A3
0.48%	01/25/36	[2]	1,500,000	1,420,780
Residential Asset Securities Corp., Series 2006-EMX1, Class A2
0.40%	01/25/36	[2]	148,937	146,598
Residential Funding Mortgage Securities I, Inc., Series 2007-SA2, Class 1A
3.33%	04/25/37	[2]	691,229	473,576
Soundview Home Equity Loan Trust, Series 2007-WMC1, Class 3A3
0.42%	02/25/37	[2]	1,398,046	576,483
Spirit Master Funding LLC, Series 2013-2A, Class A
5.27%	12/20/43	3,†	1,545,000	1,544,968
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.40%	09/25/34	[2]	2,453,480	2,434,636
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1
0.32%	12/25/36	[2]	427,685	339,268

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 22A1
2.00%	05/25/36	[2]	$883,585	$622,491
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A1
0.38%	05/25/46	[2]	845,108	576,193
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
2.75%	06/25/32	[2]	184,356	177,435
Structured Asset Securities Corp., Series 2003-34A, Class 3A3
2.49%	11/25/33	[2]	270,335	268,824
Structured Asset Securities Corp., Series 2005-2XS, Class 2A2
1.67%	02/25/35	[2]	470,208	451,722
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 2A1
2.82%	01/25/37	[2]	3,142,040	3,070,024
Vanderbilt Mortgage Finance, Series 2001-C, Class M1
6.76%	01/07/32		39,528	39,996
WaMu Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A
0.89%	02/25/47	[2]	1,273,063	865,338
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
0.28%	01/25/37	[2]	5,120,716	2,848,194
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A
0.55%	11/25/34	[2]	560,480	544,514
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
2.41%	01/25/35	[2]	2,664,160	2,656,141
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
0.61%	05/25/44	[2]	329,266	310,269
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
0.48%	01/25/45	[2]	423,763	404,486
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
0.48%	08/25/45	[2]	1,429,990	1,387,177
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.36%	10/25/35	[2]	385,000	363,790
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.46%	10/25/45	[2]	775,487	723,803
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
2.49%	12/25/35	[2]	104,496	96,547

See accompanying notes to Schedule of Portfolio Investments.

94 / N-Q Report December 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.40%	04/25/45	[2]	$717,865	$681,666
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
0.48%	07/25/45	[2]	633,224	599,606
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
1.08%	05/25/46	[2]	3,097,542	2,852,179
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.12%	07/25/46	[2]	3,793,857	3,170,283
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1
2.28%	03/25/37	[2]	3,223,502	2,580,565
WaMu Mortgage Pass-Through Certificates, Series 2007-HY6, Class 2A1
4.40%	06/25/37	[2]	2,495,055	2,085,681
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		132,415	120,108
Wells Fargo Home Equity Trust, Series 2006-2, Class A3
0.30%	07/25/36	[2]	78,431	77,807
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
0.48%	03/25/37	[2]	4,690,000	2,897,923
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
2.61%	07/25/36	[2]	261,268	251,026
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR17, Class A1
2.61%	10/25/36	[2]	499,224	459,079

				183,041,330

U.S. Agency Mortgage-Backed — 4.43%
Fannie Mae Pool AD0150
5.18%	05/01/19		334,725	376,716
Fannie Mae Pool AD0791
4.76%	02/01/20		338,720	378,328
Fannie Mae Pool AD0851
4.37%	02/01/20		477,322	520,592
Fannie Mae Pool AE0134
4.40%	02/01/20		740,000	813,245
Fannie Mae Pool AE0600
3.98%	11/01/20		305,633	328,323
Fannie Mae Pool AE0918
3.66%	10/01/20		367,386	387,274
Fannie Mae Pool AL0151
4.38%	04/01/21		482,163	523,221
Fannie Mae Pool AL0600
4.30%	07/01/21		138,056	148,836

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL2293
4.38%	06/01/21		$1,531,628	$1,666,062
Fannie Mae Pool AL3594
2.70%	04/01/23		1,441,749	1,379,633
Fannie Mae Pool FN0000
3.58%	09/01/20		473,070	496,565
Fannie Mae Pool FN0002
3.31%	12/01/17		1,660,392	1,764,611
Fannie Mae Pool FN0004
3.63%	12/01/20		919,354	958,166
Fannie Mae Pool FN0005
3.38%	11/01/20		783,319	810,865
Fannie Mae REMICS, Series 2003-64, Class KS
9.43%	07/25/18	[2]	24,741	27,592
Fannie Mae REMICS, Series 2006-8, Class HJ (IO)
6.44%	03/25/36	[2]	3,999,789	601,768
Fannie Mae REMICS, Series 2007-52, Class LS (IO)
5.88%	06/25/37	[2]	203,982	26,248
Fannie Mae REMICS, Series 2007-88, Class JI (IO)
6.28%	04/25/37	[2]	3,294,269	536,485
Fannie Mae REMICS, Series 2008-62, Class SN (IO)
6.04%	07/25/38	[2]	1,111,262	144,186
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.44%	10/25/40	[2]	243,843	37,587
Fannie Mae, Series 2006-11, Class PS
23.96%	03/25/36	[2]	64,610	96,099
Fannie Mae, Series 2007-77, Class SK (IO)
5.70%	08/25/37	[2]	376,577	47,328
Fannie Mae, Series 2008-18, Class SM (IO)
6.84%	03/25/38	[2]	249,088	41,142
Fannie Mae, Series 2010-35, Class IA (IO)
5.00%	07/25/38		109,334	3,778
Fannie Mae, Series 2010-M1, Class A2
4.45%	09/25/19		1,250,000	1,373,722
Fannie Mae, Series 2012-M12, Class 1A
2.84%	08/25/22	[2]	597,372	584,794
Fannie Mae, Series 2012-M15, Class A
2.66%	10/25/22	[2]	335,447	322,360
Fannie Mae, Series 2012-M2, Class A2
2.72%	02/25/22		670,000	645,937
Fannie Mae-Aces, Series 2011-M1, Class A3
3.76%	06/25/21		1,750,000	1,835,306

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 95

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2
3.87%	04/25/21		$930,000	$978,070
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2
2.87%	12/25/21		1,960,000	1,920,607
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K018, Class A2
2.79%	01/25/22		1,975,000	1,920,411
Freddie Mac REMICS, Series 2711, Class FA
1.17%	11/15/33	[2]	237,610	241,795
Freddie Mac REMICS, Series 2733, Class FB
0.77%	10/15/33	[2]	545,000	554,323
Freddie Mac REMICS, Series 3001, Class HS
16.33%	02/15/35	[2]	44,714	52,740
Freddie Mac REMICS, Series 3327, Class LZ
6.00%	06/15/37		1,475,546	1,565,879
Freddie Mac REMICS, Series 3404, Class AS (IO)
5.73%	01/15/38	[2]	252,777	33,714
Freddie Mac REMICS, Series 3417, Class FA
0.67%	11/15/37	[2]	57,942	58,268
Freddie Mac REMICS, Series 3828, Class TF
0.57%	04/15/29	[2]	440,700	442,700
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.44%	04/15/42	[2]	586,117	91,748
Freddie Mac, Series 3262, Class KS (IO)
6.24%	01/15/37	[2]	177,573	22,519
Freddie Mac, Series 3339, Class JS
41.75%	07/15/37	[2]	54,852	105,443
Freddie Mac, Series 3439, Class SC (IO)
5.73%	04/15/38	[2]	192,552	23,672
Freddie Mac, Series 3885, Class PO (PO)
0.00%	11/15/33	[7]	89,998	79,790
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		585,000	546,887
Ginnie Mae II Pool MA0243
2.00%	07/20/42	[2]	502,489	517,862
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		315,522	71,618
Ginnie Mae, Series 2011-50, Class PS (IO)
5.93%	02/20/41	[2]	380,273	58,507

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		$804,734	$116,662
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	3,033,327	45,424
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[2]	6,788,392	93,171
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		363,084	39,716
Ginnie Mae, Series 2013-135, Class CS (IO)
6.03%	09/16/43	[2]	14,833,298	2,084,962

				28,543,257

Total Mortgage-Backed (Cost $244,900,112)				248,607,357

MUNICIPAL BONDS — 1.75%*
Arizona — 0.31%
Arizona Health Facilities Authority, Banner Health, Series B
0.98%	01/01/37	[2]	2,590,000	1,983,215

California — 0.34%
State of California, Build America Bonds
5.70%	11/01/21		175,000	196,439
6.65%	03/01/22		1,550,000	1,817,515
7.95%	03/01/36		150,000	173,553

				2,187,507

Illinois — 0.65%
City of Chicago, Refunding Taxable Project, Series E
6.05%	01/01/29		1,550,000	1,535,554
State of Illinois, Build America Bonds
6.20%	07/01/21		870,000	959,967
State of Illinois, Taxable Bonds
4.95%	06/01/23		1,100,000	1,094,313
State of Illinois, Taxable Pension Bonds
4.35%	06/01/18		565,000	588,125

				4,177,959

New York — 0.28%
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		1,650,000	1,778,502

Texas — 0.17%
City of Houston Texas, Taxable Pension Obligation, Series A
6.29%	03/01/32		1,000,000	1,131,840

Total Municipal Bonds (Cost $11,283,946)				11,259,023

See accompanying notes to Schedule of Portfolio Investments.

96 / N-Q Report December 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MUTUAL FUNDS — 0.45%
Blackrock Build America Bond Fund
0.01%[8]			$122,063	$2,337,507
Nuveen Build American Bond Fund
0.01%[8]			28,660	528,490

Total Mutual Funds (Cost $2,808,866)				2,865,997

U.S. AGENCY SECURITIES — 2.65%
U.S. Agency Securities — 2.65%
Fannie Mae
0.50%	01/15/16		1,150,000	1,149,400
0.50%	01/29/16		1,250,000	1,250,006

Federal Home Loan Bank
0.22%	10/07/15	[2]	2,510,000	2,510,841
0.24%	01/21/15		6,255,000	6,255,851

Freddie Mac
0.40%	04/30/15		5,175,000	5,179,645
0.60%	03/28/16		705,000	704,114

Total U.S. Agency Securities (Cost $17,044,093)				17,049,857

U.S. TREASURY SECURITIES — 1.12%
U.S. Treasury Notes — 1.12%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[9]	1,540,000	1,697,292
1.25%	04/15/14	[9]	1,510,000	1,678,127
2.00%	07/15/14	[9]	3,045,000	3,858,199

Total U.S. Treasury Securities (Cost $7,219,697)				7,233,618

Total Bonds – 82.20% (Cost $525,641,076)				529,635,522

Issues			Shares	Value

COMMON STOCK — 0.49%
Real Estate Investment Trust (REIT) — 0.49%
American Capital Agency Corp.
			163,415	3,152,275

Total Common Stock (Cost $3,589,280)

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 17.54%
Commercial Paper — 1.09%
0.22%[10]	02/25/14	[3,4]	$3,720,000	$3,719,030
0.36%[10]	01/22/14		3,325,000	3,324,668

				7,043,698

Money Market Funds — 1.99%
0.05%[8]			2,520,000	2,520,000
0.06%[8]			6,426,000	6,426,000
0.05%[8]			3,906,000	3,906,000

				12,852,000

U.S. Agency Discount Notes — 14.34%
0.05%[10]	01/02/14		30,000,000	30,000,000
0.08%[10]	01/21/14		2,290,000	2,289,976
0.09%[10]	02/19/14		6,485,000	6,484,657
0.07%[10]	03/03/14		5,000,000	4,999,750
0.08%[10]	02/21/14		10,970,000	10,969,388
0.08%[10]	01/15/14		2,335,000	2,334,975
0.09%[10]	01/15/14		4,600,000	4,599,951
0.09%[10]	02/21/14		8,930,000	8,929,501
0.07%[10]	02/24/14		17,695,000	17,693,953
0.08%[10]	03/31/14		4,100,000	4,099,701

				92,401,852

U.S. Treasury Bills — 0.12%
0.06%[10]	03/20/14	[11]	759,000	758,908

Total Short-Term Investments (Cost $113,052,237)				113,056,458

Total Investments – 100.23% (Cost $642,282,593)[1]				645,844,255

Liabilities in Excess of Other Assets – (0.23)%				(1,493,174)

Net Assets – 100.00%				$644,351,081

Contracts		Unrealized Appreciation

FUTURES CONTRACTS: SHORT POSITIONS
188	U.S. Treasury Five Year Note, Expiration March 2014	$309,487
323	U.S. Treasury Ten Year Note, Expiration March 2014	830,882
33	U.S. Treasury Thirty Year Long Bond, Expiration March 2014	86,561

	Net unrealized appreciation	$1,226,930

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 97

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value[b]

SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 18, due 06/20/17. Counterparty: JPMorgan Chase & Co.
06/20/17	$(32,659)	$594	$91,303	$58,644

	$(32,659)	$594	$91,303	$58,644

[a]	The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]	The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $642,289,996 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$9,074,756
Gross unrealized depreciation	(5,520,497)

Net unrealized appreciation	$3,554,259

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2013.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $98,856, which is 0.02% of total net assets.
[7]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2013.
[8]	Represents the current yield as of December 31, 2013.
[9]	Inflation protected security. Principal amount reflects original security face amount.
[10]	Represents annualized yield at date of purchase.
[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $758,901.
†	Fair valued security. The aggregate value of fair valued securities is $6,525,240, which is 1.01% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

98 / N-Q Report December 2013

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 95.46%
BANK LOANS — 80.70%*
Automotive — 2.22%
Allison Transmission, Inc., Term Loan B2, 1st Lien
3.17%	08/07/17	[2]	$347,685	$349,750
Allison Transmission, Inc., Term Loan B3, 1st Lien
0.00%	08/23/19	[2]	1,000,000	1,007,190
Chrysler Group LLC, Term Loan B
3.50%	05/24/17	[2]	492,991	497,201
Goodyear Tire & Rubber Co., Term Loan, 2nd Lien
4.75%	04/30/19	[2]	500,000	506,125
Metaldyne LLC, Term Loan B, 1st Lien
5.00%	12/19/18	[2]	746,858	756,429

				3,116,695

Communications — 4.78%
Cincinnati Bell, Term Loan, 1st Lien
4.00%	08/20/20	[2]	498,750	500,580
Consolidated Communications, Inc., Term Loan B, 1st Lien
0.00%	12/13/20	[2]	500,000	504,687
eResearchTechnology, Inc., Term Loan B, 1st Lien
6.00%	05/02/18	[2]	663,412	667,144
Intelsat Jackson Holdings SA, Term Loan B1, 1st Lien (Luxembourg)
3.75%	04/02/18	[2,3]	481,872	486,389
Level 3 Financing, Inc., Term Loan B, 1st Lien
4.00%	01/15/20	[2]	1,240,000	1,251,371
Level 3 Financing, Inc., Term Loan, Tranche B-III 2019
4.00%	08/01/19	[2]	270,000	271,997
Media General, Inc., Term Loan B-DD, 1st Lien
4.25%	07/31/20	[2]	1,000,000	1,011,880
RentPath, Inc., Term Loan B
0.00%	05/29/20	[2]	329,175	320,946
Univision Communications, Inc.
4.50%	03/01/20	[2]	274,153	275,888
Univision Communications, Inc., Incremental Term Loan 2013
4.00%	03/01/20	[2]	178,650	179,729
WideOpenWest Finance LLC, Term Loan B, 1st Lien
4.75%	04/01/19	[2]	735,694	740,660
Windstream Corp., Term Loan B4, 1st Lien
3.50%	01/23/20	[2]	497,487	499,199

				6,710,470

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Consumer Discretionary — 6.07%
Container Store, Facility Term Loan
0.00%	04/06/19	[2]	$318,871	$320,366
Four Seasons Holdings, Inc., Term Loan, 1st Lien (Canada)
0.00%	06/27/20	[2,3]	179,550	180,392
Hilton Worldwide Finance LLC, Term Loan B2, 1st Lien
3.75%	10/25/20	[2]	1,902,632	1,922,000
Laureate Education, Inc., Term Loan B, 1st Lien,
5.00%	06/16/18	[2]	994,923	1,001,972
Seven Seas Cruises S de RL LLC, Term Loan B1, 1st Lien
4.75%	12/21/18	[2]	860,000	871,825
Spectrum Brands Holding, Inc., Term Loan, 1st Lien
3.50%	08/13/19	[2]	997,500	1,000,862
Spin Holdco, Inc., Term Loan B, 1st Lien
4.25%	05/14/19	[2]	498,750	502,181
Spin Holdco, Inc., Term Loan, 1st Lien
0.00%	11/08/19	[2]	500,000	504,375
TransUnion LLC, Term Loan, 1st Lien
4.25%	02/10/19	[2]	498,713	502,453
Tribune Co., Term Loan B, 1st Lien
4.00%	11/20/20	[2]	1,500,000	1,494,143
Triple Point Group Holdings, Inc., Term Loan B
5.25%	07/10/20	[2]	240,000	215,400

				8,515,969

Consumer Products — 2.85%
Arysta LifeScience SPC LLC, Term Loan, 1st Lien
0.00%	05/29/20	[2]	239,400	241,234
Britax U.S. Holdings, Inc., Term Loan B, 1st Lien
4.50%	10/08/20	[2]	498,750	501,658
Dell, Inc., Term Loan B, 1st Lien
4.50%	03/24/20	[2]	1,430,000	1,436,642
DS Waters of America, Inc., Term Loan, 1st Lien
5.25%	08/01/20	[2]	997,500	1,013,709
Reynolds Group Holdings, Inc., Incremental Term Loan
4.00%	09/28/18	[2]	796,485	804,900

				3,998,143

Electric — 8.01%
Calpine Corp., Term Loan 1st Lien
4.00%	10/31/20	[2]	500,000	504,153
Calpine Corp., Term Loan B3, 1st Lien
4.00%	10/09/19	[2]	497,481	501,749

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 99

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Electric (continued)
Dynegy, Inc., Term Loan B2, 1st Lien
4.00%	04/23/20	[2]	$597,000	$601,012
EFS Cogen Holdings I LLC, Term Loan B, 1st Lien
3.75%	11/21/20	[2]	1,000,000	1,008,750
Equipower Resources Holdings LLC, Term B, 1st Lien
4.25%	12/21/18	[2]	498,053	500,855
Equipower Resources Holdings LLC, Term Loan C, 1st Lien
4.25%	12/21/19	[2]	1,492,502	1,500,711
Essential Power LLC, Term Loan B
4.25%	08/08/19	[2]	884,583	858,045
FR Utility Services LLC, Term Loan B, 1st Lien
6.75%	10/18/19	[2]	1,000,000	1,000,000
GIM Channelview Cogeneration LLC, Term Loan B, 1st Lien
4.25%	05/02/20	[2]	1,482,525	1,495,497
La Frontera Generation LLC, Term Loan B, 1st Lien
4.50%	09/30/20	[2]	2,335,326	2,363,794
LSP Madison Funding LLC, Term Loan
5.50%	06/28/19	[2]	411,277	416,163
Topaz Power Holdings LLC, Term Loan, 1st Lien
5.25%	02/26/20	[2]	497,487	497,798

				11,248,527

Energy — 16.77%
Alinta Energy Finance Pty Ltd., Term Loan B, 1st Lien
6.38%	08/07/19	[2]	936,250	939,368
Alinta Energy Finance Pty Ltd., Term Loan DD, 1st Lien
0.50%	08/07/19	[2]	61,404	61,608
Atlas Energy LP, Term Loan B, 1st Lien
6.50%	07/22/19	[2]	997,500	1,024,931
Chesapeake Energy Corp., Term Loan B, 1st Lien
5.75%	12/02/17	[2]	1,500,000	1,533,645
Drillships Financing Holding, Term Loan B1, 1st Lien
6.00%	02/17/21	[2]	498,750	510,845
EMG Utica LLC, Term Loan B, 1st Lien
4.75%	03/27/20	[2]	1,100,000	1,106,875
Energy Transfer Equity LP, Term Loan, 1st Lien
3.25%	11/15/19	[2]	1,500,000	1,497,375
EP Energy LLC, Term Loan B2, 1st Lien
4.50%	04/30/19	[2]	187,500	188,203

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Energy (continued)
Foresight Energy LLC, Term Loan, 1st Lien
5.50%	08/19/20	[2]	$1,226,925	$1,240,728
FREIF North American Power I LLC, Term Loan B, 1st Lien
4.75%	03/29/19	[2]	417,615	423,096
FREIF North American Power I LLC, Term Loan C, 1st Lien
4.75%	03/29/19	[2]	65,930	66,795
Harvey Gulf International Marine, Term Loan B, 1st Lien
5.50%	06/14/20	[2]	1,496,250	1,512,148
MEG Energy Corp., Term Loan B, 1st Lien (Canada)
3.75%	03/31/20	[2,3]	497,463	501,194
Moxie Liberty (Panda), Term Loan, 1st Lien
7.50%	08/21/20	[2]	1,000,000	1,027,500
Murray Energy Corp., Term Loan B, 1st Lien
5.25%	11/21/19	[2]	1,000,000	1,012,035
Northeast Wind Capital, Term Loan B, 1st Lien
5.00%	11/07/20	[2]	989,375	993,703
Offshore Group Investment Ltd., Term Loan B, 1st Lien
5.00%	10/25/17	[2]	480,519	484,950
Offshore Group Investment Ltd., Term Loan, 2nd Lien
0.00%	03/28/19	[2]	328,350	332,865
Pacific Drilling SA, Term Loan B, 1st Lien
4.50%	06/03/18	[2]	995,000	1,006,821
Panda Power Funds, Term Loan B1, 1st Lien
6.75%	12/18/20	[2]	2,000,000	2,050,000
Panda Sherman Power LLC, Construction Term Loan Advance
9.00%	09/14/18	[2]	200,000	206,000
Panda Temple Power II LLC
7.25%	03/28/19	[2]	280,000	288,400
Peabody Energy Corp., Term Loan, 1st Lien
4.25%	09/24/20	[2]	997,500	1,005,949
Power Buyer LLC, Delayed Draw Term Loan, 1st Lien
3.69%	05/06/20	[2]	132,346	130,912
Power Buyer LLC, Term Loan, 1st Lien
4.25%	05/06/20	[2]	1,053,474	1,042,059
Power Buyer LLC, Term Loan, 2nd Lien
8.25%	11/06/20	[2]	500,000	492,500
Sabine Oil & Gas LLC, Term Loan, 2nd Lien
8.75%	12/31/18	[2]	600,000	607,500
TGGT Holdings LLC, Term Loan B
5.67%	10/21/18	[2]	500,000	503,750
TPF II LC LLC, Term Loan, 1st Lien
6.50%	07/25/19	[2]	995,000	1,014,900

See accompanying notes to Schedule of Portfolio Investments.

100 / N-Q Report December 2013

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Energy (continued)
Walter Energy, Inc., Term Loan B, 1st Lien
6.75%	04/01/18	[2]	$750,000	$737,029

				23,543,684

Entertainment — 0.36%
AMC Entertainment, Inc., Term Loan B, 1st Lien
3.50%	04/30/20	[2]	497,494	499,083

Finance — 2.04%
Centaur Acquisition LLC, Term Loan, 1st Lien
5.25%	02/20/19	[2]	497,494	504,541
IG Investment Holdings LLC, Term Loan, Tranche B
5.25%	10/31/19	[2]	462,330	468,109
Nuveen Investments, Inc., Term Loan B, 1st Lien
4.17%	05/13/17	[2]	880,000	877,800
Ocwen Loan Servicing LLC, Initial Term Loan
5.00%	02/15/18	[2]	246,140	249,617
Patriot Merger Corp./National Financial Partners Corp., Term Loan B, 1st Lien
5.25%	07/01/20	[2]	746,873	755,899

				2,855,966

Food — 4.70%
Del Monte Foods, Inc., Term Loan, 1st Lien
0.00%	11/26/20	[2]	500,000	503,437
Del Monte Foods, Inc., Term Loan, 2nd Lien
0.00%	05/26/21	[2]	2,000,000	2,025,000
HJ Heinz Co., Term Loan B2
3.50%	06/05/20	[2]	533,485	538,366
New Hostess Brands Acquisition LLC, Term Loan, 1st Lien
6.75%	03/20/20	[2]	1,000,000	1,037,500
Pinnacle Foods LLC, Term Loan H, 1st Lien
3.25%	04/29/20	[2]	498,750	498,925
Windsor Quality Foods Co. Ltd., Term Loan B, 1st Lien
5.00%	12/23/20	[2]	2,000,000	1,996,250

				6,599,478

Gaming — 5.20%
American Casino & Entertainment Properties LLC, Term Loan B, 1st Lien
6.00%	06/11/20	[2]	497,500	504,963
Bally Technologies, Inc., Term Loan
4.25%	11/25/20	[2]	139,650	140,828
Boyd Gaming Corp., Term Loan B, 1st Lien
4.00%	08/08/20	[2]	788,025	791,595

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Gaming (continued)
Caesars Entertainment Operating Co., Inc., Term Loan B5
4.49%	01/28/18	[2]	$308,538	$292,726
CityCenter Holdings LLC, Term Loan B, 1st Lien
5.00%	10/16/20	[2]	1,500,000	1,524,953
Golden Nugget, Inc., Delayed Draw Term Loan, 1st Lien
0.00%	11/06/19	[2]	300,000	305,063
Golden Nugget, Inc., Term Loan B, 1st Lien
5.50%	11/06/19	[2]	700,000	711,813
Las Vegas Sands LLC, Term Loan B, 1st Lien
3.25%	12/16/20	[2]	1,000,000	1,000,835
Penn National Gaming, Inc., Term Loan B
0.00%	10/30/20	[2]	30,000	30,094
Tropicana Entertainment, Inc., Term Loan, 1st Lien
4.00%	11/26/20	[2]	997,500	999,744
Yonkers Racing Corp., Term Loan, 1st Lien
4.25%	07/22/19	[2]	1,000,000	997,500

				7,300,114

Health Care — 4.92%
Biomet, Inc., Term Loan B, 1st Lien
3.67%	07/25/17	[2]	497,500	501,283
Carestream Health (Onex) LLC, Term Loan, 1st Lien
5.00%	06/07/19	[2]	351,000	355,958
DJO Finance LLC/DJO Finance Corp., Term Loan B
4.75%	09/15/17	[2]	284,947	288,480
Healogics, Inc., Term Loan, 1st Lien
5.25%	02/05/19	[2]	785,319	792,925
Hologic, Inc., Term Loan B, 1st Lien
3.75%	08/01/19	[2]	863,862	870,431
INC Research LLC, Term Loan
6.00%	07/12/18	[2]	373,533	376,024
Kinetic Concepts, Inc., Term Loan D1
4.50%	05/04/18	[2]	415,133	417,987
Pharmaceutical Product Development, Inc., 2013 Term Loan
4.00%	12/05/18	[2]	198,000	199,629
Salix Pharmaceuticals, Ltd., Term Loan B, 1st Lien
4.25%	12/17/19	[2]	1,000,000	1,011,250
Surgery Center Holdings, Inc., Term Loan, 1st Lien
6.00%	04/11/19	[2]	137,900	138,327
Surgical Care Affiliates, Inc., Term Loan C
4.25%	06/29/18	[2]	497,500	501,231

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 101

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Health Care (continued)
Valeant Pharmaceuticals International, Inc., Term Loan (Canada)
4.50%	05/30/20	[2,3]	$1,436,700	$1,448,524

				6,902,049

Industrials — 8.70%
Aquilex Holdings LLC, Term Loan, 1st Lien
0.00%	12/06/20	[2]	500,000	502,500
Ardagh Holdings USA, Inc., Term Loan B, 1st Lien
4.25%	12/09/19	[2]	1,000,000	1,007,500
BWAY Holding Co., Term Loan B, 1st Lien
4.50%	08/06/17	[2]	497,487	501,141
Clondalkin Acquisition B.V., Term Loan, 1st Lien
5.75%	05/28/20	[2]	497,500	504,341
Consolidated Container Co. LLC, Term Loan B, 1st Lien
5.00%	07/03/19	[2]	497,481	501,834
Energy Solutions LLC, Term Loan
0.00%	08/15/16	[2]	179,914	182,163
Excelitas Technologies Corp., Term Loan, 1st Lien
6.00%	10/31/20	[2]	493,460	497,161
Filtration Group, Inc., Term Loan B, 1st Lien
4.50%	11/15/20	[2]	500,000	505,940
Intelligrated, Inc., Term Loan, 1st Lien
4.50%	07/30/18	[2]	996,233	1,000,597
Maxim Crane Works LP, Term Loan B, 2nd Lien
10.25%	11/06/18	[2]	500,000	503,750
OPE USIC Holdings, Inc., Term Loan, 1st Lien
4.75%	07/29/20	[2]	995,000	1,002,467
Pact Group (USA), Inc., Term Loan B
0.00%	05/29/20	[2]	249,375	247,816
Polarpack, Inc./WNA Holdings, Inc., Term Loan B, 1st Lien
4.50%	06/07/20	[2]	174,670	176,417
Polarpack, Inc./WNA Holdings, Inc., Term Loan, 1st Lien
4.50%	06/07/20	[2]	321,612	324,828
Schaeffler AG, Term Loan C, 1st Lien (Netherlands)
4.25%	01/27/17	[2,3]	255,000	257,604
Sensus USA, Inc., Term Loan, 1st Lien
4.75%	05/09/17	[2]	210,314	211,410
Sequa Corp., Initial Term Loan
5.25%	06/19/17	[2]	247,500	242,416
Synagro Infrastructure, Term Loan, 1st Lien
6.25%	07/25/19	[2]	997,500	989,191

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Industrials (continued)
TNT Crane & Rigging, Inc., Term Loan, 1st Lien
5.50%	11/07/20	[2]	$2,000,000	$1,990,000
Utex Industries, Inc., Term Loan, 1st Lien
4.50%	04/10/20	[2]	308,450	310,250
WTG Holdings III Corp., Term Loan, 1st Lien
0.00%	12/12/20	[2]	500,000	503,333
WTG Holdings III Corp., Term Loan, 2nd Lien
0.00%	12/12/21	[2]	250,000	249,391

				12,212,050

Information Technology — 2.63%
Activision Blizzard, Inc., Term Loan, 1st Lien
3.25%	10/12/20	[2]	738,150	744,236
First Data Corp., New Term Loan 2017
4.16%	03/24/17	[2]	230,043	230,806
First Data Corp., New Term Loan 2018B
4.16%	09/24/18	[2]	300,000	300,792
First Data Corp., Term Loan EXT, 1st Lien
4.16%	03/24/18	[2]	500,000	501,630
Freescale Semiconductor, Inc., Term Loan B5, 1st Lien
5.00%	01/15/21	[2]	498,750	505,117
Freescale Semiconductor, Inc., Term Loan, Tranche B4
5.00%	03/01/20	[2]	287,825	291,345
Magic Newco LLC, Term Loan, 1st Lien
5.00%	12/12/18	[2]	603,155	608,433
Symphony IRI Group, Inc., Term Loan B, 1st Lien
4.75%	09/26/20	[2]	498,750	502,284

				3,684,643

Insurance — 0.83%
Asurion LLC, Incremental Tranche Term Loan B1
4.50%	05/24/19	[2]	278,601	279,047
Cunningham Lindsey U.S., Inc., Initial Term Loan, 1st Lien
5.00%	12/10/19	[2]	247,500	247,809
HUB International Ltd., Term Loan B, 1st Lien
4.75%	10/02/20	[2]	628,425	637,066

				1,163,922

Materials — 2.80%
Chromaflo Technologies Corp., Term Loan B, 1st Lien
4.50%	11/20/19	[2]	1,000,000	1,001,880
FMG Resources Ltd., Term Loan B, 1st Lien (Australia)
4.25%	06/30/19	[2,3]	958,492	972,270

See accompanying notes to Schedule of Portfolio Investments.

102 / N-Q Report December 2013

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Materials (continued)
Ineos U.S. Finance LLC, New Term Loan
4.00%	05/04/18	[2]	$450,407	$452,754
Royal Adhesives and Sealants LLC, Term Loan B, 1st Lien
5.50%	07/26/18	[2]	495,917	501,496
Tata Chemicals North America, Inc., Term Loan B, 1st Lien
3.75%	08/08/20	[2]	995,000	998,109

				3,926,509

Real Estate Investment Trust (REIT) — 0.70%
Realogy Group LLC
0.00%	10/10/16	[2]	29,864	30,233
Realogy Group LLC, Term Loan B, 1st Lien
4.50%	03/05/20	[2]	944,741	956,403

				986,636

Retail — 1.61%
Hudson’s Bay Co., Term Loan B, 1st Lien
4.75%	10/07/20	[2]	1,260,000	1,282,289
JC Penney Corp., Inc., Term Loan, 1st Lien
6.00%	05/22/18	[2]	497,500	487,550
Serta Simmons Holdings LLC, Term Loan B, 1st Lien
4.25%	10/01/19	[2]	487,236	490,768

				2,260,607

Services — 1.64%
Bright Horizons Family Solutions, Inc., Term Loan, 1st Lien
4.00%	01/30/20	[2]	497,487	501,529
Ceridian Corp., Replacement Term Loan
4.41%	05/09/17	[2]	500,000	502,813
Multi Packaging Solutions, Inc., Term Loan B, 1st Lien
4.25%	08/08/20	[2]	500,000	501,875
Protection One, Term Loan, 1st Lien
0.00%	03/20/19	[2]	796,467	798,857

				2,305,074

Transportation — 3.87%
Air Canada, Term Loan B, 1st Lien,
5.50%	09/20/19	[2]	710,000	722,130
American Airlines, Inc.
3.75%	06/27/19	[2]	995,000	1,003,353
Delta Air Lines, Inc., Term Loan B, 1st Lien
0.00%	04/15/17	[2]	198,477	199,718
Delta Air Lines, Term Loan B, 1st Lien
4.00%	10/18/18	[2]	497,487	500,410

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)
Transportation (continued)
Navios Maritime Partners LP, Term Loan B, 1st Lien (Greece)
5.25%	06/27/18	[2,3]	$1,493,756	$1,501,225
United Airlines, Inc., Term Loan B, 1st Lien
4.00%	04/01/19	[2]	497,494	501,225
US Airways, Inc., Term Loan B1, 1st Lien
4.00%	05/23/19	[2]	500,000	504,000
US Airways, Inc., Term Loan B2, 1st Lien
3.25%	11/23/16	[2]	500,000	502,893

				5,434,954

Total Bank Loans
(Cost $112,252,959)				113,264,573

CORPORATES — 13.68%*
Banking — 0.35%
Bank of America N.A. (BKNT)
0.54%	06/15/17	[2]	500,000	489,725

Communications — 4.14%
Altice Financing SA (Luxembourg)
6.50%	01/15/22	[3,4]	500,000	504,514
Level 3 Financing, Inc.
3.85%	01/15/18	[2,4]	2,000,000	2,022,500
6.12%	01/15/21	[4]	500,000	506,250
Sprint Corp.
7.12%	06/15/24	[4]	500,000	508,750
T-Mobile USA, Inc.
6.73%	04/28/22		400,000	418,000
Verizon Communications, Inc.
1.99%	09/14/18	[2]	1,750,000	1,847,440

				5,807,454

Energy — 1.83%
Arch Coal, Inc.
8.00%	01/15/19	[4]	500,000	502,500
Enbridge, Inc. (Canada)
0.90%	10/01/16	[2,3]	1,000,000	1,000,957
Walter Energy, Inc.
9.50%	10/15/19	[4]	1,000,000	1,060,000

				2,563,457

Finance — 2.61%
Chase Capital II, Series B
0.74%	02/01/27	[2]	500,000	412,500
Citigroup, Inc.
0.79%	08/25/36	[2]	1,000,000	781,165
General Electric Capital Corp. (MTN)
0.72%	08/15/36	[2]	850,000	702,329

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 103

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc., (MTN)
1.84%	11/29/23	[2]	$1,000,000	$1,019,884
JPMorgan Chase Capital XXI, Series U
1.19%	02/02/37	[2]	1,000,000	750,000

				3,665,878

Food — 0.37%
Post Holdings, Inc.
6.75%	12/01/21	[4]	500,000	516,250

Gaming — 0.36%
Churchill Downs, Inc.
5.38%	12/15/21	[4]	500,000	510,000

Health Care — 1.09%
LifePoint Hospitals, Inc.
5.50%	12/01/21	[4]	500,000	507,500
Salix Pharmaceuticals Ltd.
6.00%	01/15/21	[4]	500,000	515,000
Valeant Pharmaceuticals International, Inc. (Canada)
5.62%	12/01/21	[3,4]	500,000	505,000

				1,527,500

Materials — 0.36%
Exopack Holdings SA (Luxembourg)
7.88%	11/01/19	[3,4]	500,000	513,750

Real Estate Investment Trust (REIT) — 0.37%
DuPont Fabros Technology LP (WI)
5.88%	09/15/21		500,000	517,500

Transportation — 2.20%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	[4]	1,000,000	1,052,500
American Airlines Pass-Through Trust, Series 2013-2, Class B
5.60%	07/15/20	[4]	2,000,000	2,042,500

				3,095,000

Total Corporates
(Cost $18,759,411)				19,206,514

MUNICIPAL BONDS — 0.41%*
Arizona — 0.41%
Arizona Health Facilities Authority, Banner Health, Series B
0.98%	01/01/37	[2]	750,000	574,290

Total Municipal Bonds
(Cost $565,648)

Issues	Maturity Date		Principal Amount	Value

U.S. AGENCY SECURITIES — 0.67%
U.S. Agency Securities — 0.67%

Freddie Mac
0.40%	04/30/15		$940,000	$940,844

Total U.S. Agency Securities (Cost $940,000)

Total Bonds – 95.46% (Cost $132,518,018)				133,986,221

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 12.19%
Commercial Paper — 0.65%
Macquarie Bank Ltd. (Australia)
0.22%[5]	02/25/14	[3,4]	920,000	919,760

Money Market Funds — 2.34%
BlackRock Liquidity Funds TempFund Portfolio
0.05%[6]			296,000	296,000
Dreyfus Cash Advantage Fund
0.06%[6]			1,407,000	1,407,000
DWS Money Market Series Institutional Funds
0.05%[6]			1,111,000	1,111,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.01%[6]			467,000	467,000

				3,281,000

U.S. Agency Discount Notes — 9.20%
Fannie Mae
0.06%[5]	02/12/14		4,530,000	4,529,741
Federal Home Loan Bank
0.08%[5]	02/21/14		3,880,000	3,879,783

Freddie Mac
0.07%[5]	02/11/14		1,500,000	1,499,917
0.07%[5]	02/24/14		3,000,000	2,999,822

				12,909,263

Total Short-Term Investments (Cost $17,109,513)				17,110,023

Total Investments – 107.65% (Cost $149,627,531)[1]				151,096,244

Liabilities in Excess of Other Assets – (7.65%)				(10,741,494)

Net Assets – 100.00%				$140,354,750

See accompanying notes to Schedule of Portfolio Investments.

104 / N-Q Report December 2013

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $ 149,627,838 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,574,321
Gross unrealized depreciation	(105,915)

Net unrealized appreciation	$1,468,406

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2013.
[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Represents annualized yield at date of purchase.
[6]	Represents the current yield as of December 31, 2013.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(MTN): Medium-term note

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 105

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Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 78.72%
ASSET-BACKED SECURITIES — 15.92%**
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.48%	06/14/37	[2,3]	$686,413	$638,364
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.66%	10/19/24	[2,3,4]	500,000	499,643
AMURF, Series 2012, Class B
11.00%	12/17/17	2,†	818,355	818,350
AMURF, Series 2012-I, Class A
14.00%	10/15/16	2,†	679,792	679,831
ARES CLO Ltd., Series 2007-12A, Class A (Cayman Islands)
0.87%	11/25/20	[2,3,4]	489,205	486,936
ARES CLO Ltd., Series 2013-1A, Class E (Cayman Islands)
5.24%	04/15/25	[2,3,4]	625,000	587,371
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
3.84%	04/17/23	[2,3,4]	575,000	576,072
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	225,000	221,638
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	225,000	211,513
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17	†	250,000	222,514
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.54%	01/25/35	[2,3]	449,422	413,514
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.40%	12/25/36	[2,3]	1,379,069	1,177,461
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.40%	07/25/37	[2,3]	601,055	509,667
Blue Hill CLO Ltd., Series 2013-1A, Class C1
3.29%	01/15/26	[2,3]	580,000	580,205
BlueMountain CLO Ltd., Series 2013-4A, Class C (Cayman Islands)
2.89%	04/15/25	2,3,4,†	140,000	136,863
CIT Education Loan Trust, Series 2007-1, Class A
0.34%	03/25/42	[2,3]	1,716,468	1,574,983
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	231,458	232,712
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	350,000	353,603

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Crystal River, Series 2005-1A, Class A (Cayman Islands)
0.60%	03/02/46	[2,3,4]	$470,845	$57,538
Dryden Senior Loan Fund, Series 2013-26A, Class C (Cayman Islands)
2.74%	07/15/25	[2,3,4]	525,000	508,990
Dryden XXII Senior Loan Fund, Series 2013-30A, Class C (Cayman Islands)
3.09%	11/15/25	[2,3,4]	625,000	619,043
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
0.96%	04/26/32	[2,3]	645,000	620,681
EFS Volunteer LLC, Series 2010-1, Class A2
1.09%	10/25/35	[2,3]	800,000	787,874
GE Business Loan Trust, Series 2004-1, Class A
0.46%	05/15/32	[2,3]	510,659	489,318
GE Business Loan Trust, Series 2004-2A, Class A
0.39%	12/15/32	[2,3]	408,875	387,297
GE Business Loan Trust, Series 2005-1A, Class A3
0.42%	06/15/33	[2,3]	1,042,588	977,843
GE Business Loan Trust, Series 2005-2A, Class A
0.41%	11/15/33	[2,3]	1,016,803	939,829
Hewett’s Island CLO V Ltd., Series 2006-5A, Class D (Cayman Islands)
1.69%	12/05/18	[2,3,4]	589,000	561,513
Highland Loan Funding Ltd., Series 1A, Class A2A (Cayman Islands)
0.92%	08/01/14	[2,3,4]	404,065	403,103
ING Investment Management CLO Ltd., Series 2013-3A, Class B (Cayman Islands)
2.94%	01/18/26	2,3,4,†	575,000	563,827
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.63%	10/15/23	[2,3,4]	500,000	497,407
J.G. Wentworth XXX LLC, Series 2013-3A, Class B
5.54%	01/15/75	[3]	590,000	576,086
LCM LP, Series 12A, Class D (Cayman Islands)
4.74%	10/19/22	[2,3,4]	575,000	576,688
Leaf II Receivables Funding LLC, Series 2013-1, Class E2
6.00%	09/15/21	[3]	520,000	482,493
MSIM Peconic Bay Ltd., Series 2007-1A, Class C (Cayman Islands)
2.24%	07/20/19	[2,3,4]	580,000	578,783
National Collegiate Student Loan Trust, Series 2006-1, Class A3
0.36%	05/25/26	[2]	616,437	607,166

See accompanying notes to Schedule of Portfolio Investments.

106 / N-Q Report December 2013

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
National Collegiate Student Loan Trust, Series 2006-3, Class A4
0.44%	03/26/29	[2]	$975,000	$806,337
National Collegiate Student Loan Trust, Series 2007-1, Class A3
0.40%	07/25/30	[2]	1,320,000	1,111,202
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.30%	06/26/28	[2]	662,950	623,147
North Carolina State Education Authority, Series 2011-1, Class A3
1.14%	10/25/41	[2]	2,000,000	1,955,420
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.66%	11/20/23	[2,3,4]	500,000	498,247
Pam Capital Funding LP, Series 1998-1A, Class B2 (Cayman Islands)
1.59%	05/01/14	2,3,4,5,†	321,774	64,355
Panthera Aviation, Series 2013-1
10.00%	01/25/22	2,†	500,000	499,996
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[3]	436,581	454,393
Scholar Funding Trust, Series 2012-B, Class A2
1.27%	03/28/46	[2,3]	1,000,000	1,004,537
SLC Student Loan Trust, Series 2004-1, Class B
0.53%	08/15/31	[2]	619,000	548,722
SLC Student Loan Trust, Series 2005-2, Class B
0.52%	03/15/40	[2]	497,334	433,251
SLC Student Loan Trust, Series 2006-1, Class B
0.45%	03/15/39	[2]	718,924	618,029
SLC Student Loan Trust, Series 2006-2, Class B
0.47%	12/15/39	[2]	620,291	535,694
SLM Student Loan Trust, Series 2004-2, Class B
0.71%	07/25/39	[2]	624,002	564,811
SLM Student Loan Trust, Series 2005-4, Class B
0.42%	07/25/40	[2]	640,317	555,918
SLM Student Loan Trust, Series 2005-9, Class B
0.54%	01/25/41	[2]	705,964	608,639
SLM Student Loan Trust, Series 2006-2, Class A6
0.41%	01/25/41	[2]	1,200,000	1,049,050
SLM Student Loan Trust, Series 2007-6, Class B
1.09%	04/27/43	[2]	340,000	296,287

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2007-7, Class B
0.99%	10/25/28	[2]	$350,000	$305,466
SLM Student Loan Trust, Series 2007-8, Class B
1.24%	04/27/43	[2]	350,000	312,657
SLM Student Loan Trust, Series 2008-2, Class B
1.44%	01/25/29	[2]	340,000	297,659
SLM Student Loan Trust, Series 2008-3, Class B
1.44%	04/25/29	[2]	340,000	305,188
SLM Student Loan Trust, Series 2008-4, Class A4
1.89%	07/25/22	[2]	1,500,000	1,567,423
SLM Student Loan Trust, Series 2008-4, Class B
2.09%	04/25/29	[2]	340,000	329,572
SLM Student Loan Trust, Series 2008-5, Class B
2.09%	07/25/29	[2]	340,000	336,712
SLM Student Loan Trust, Series 2008-6, Class B
2.09%	07/25/29	[2]	340,000	325,342
SLM Student Loan Trust, Series 2008-7, Class B
2.09%	07/25/29	[2]	340,000	336,158
SLM Student Loan Trust, Series 2008-8, Class B
2.49%	10/25/29	[2]	340,000	342,946
SLM Student Loan Trust, Series 2008-9, Class B
2.49%	10/25/29	[2]	340,000	345,101
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.54%	10/20/23	[2,3,4]	625,000	632,331
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	3,†	480,000	564,416
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	3,†	450,000	536,218
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.50%	04/16/22	[2,3,4]	575,000	575,507
Symphony CLO Ltd., Series 2013-12A, Class C (Cayman Islands)
2.98%	10/15/25	[2,3,4]	475,000	470,622
TAL Advantage LLC, Series 2006-1, Class NOTE
0.36%	04/20/21	[2,3]	140,000	138,239
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26	[3]	177,083	178,238

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 107

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.42%	05/15/20	[2,3,4]	$159,375	$157,992
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.30%	02/26/19	[2,3]	156,771	155,486

Total Asset-Backed Securities
(Cost $40,389,936)				40,598,027

BANK LOANS — 0.74%*
Electric — 0.00%
Boston Generating LLC, Term Loan, 1st Lien[6]
0.00%	06/30/14	2,5,7,†	107,166	–

Energy — 0.29%
MACH Gen LLC, Term Loan, 2nd Lien (PIK)
7.77%	02/15/15	[2,8]	1,220,280	750,472

Health Care — 0.30%
Valeant Pharmaceuticals International, Inc.,
Term Loan (Canada)
4.50%	05/30/20	[2,4]	744,375	750,501

Services — 0.15%
AABS Ltd., Series 2013-1, Class A (STEP)
4.72%	01/15/38	2,†	377,127	382,781

Total Bank Loans
(Cost $2,391,735)				1,883,754

CORPORATES — 9.04%*
Banking — 0.63%
Bank of America Corp. (MTN)
5.00%	05/13/21		1,090,000	1,192,970
First Chicago NBD Institutional Capital I
0.79%	02/01/27	[2]	500,000	412,500

				1,605,470

Communications — 0.18%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%	01/15/19		75,000	79,313
Windstream Corp. (WI)
8.12%	09/01/18		345,000	373,031

				452,344

Electric — 0.71%
GenOn Americas Generation LLC
9.12%	05/01/31		800,000	818,000
Mirant Mid Atlantic Pass-Through Trust, Series B
9.12%	06/30/17		167,048	179,367

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Electric (continued)
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		$720,978	$805,693

				1,803,060

Energy — 1.28%
Arch Coal, Inc.
7.00%	06/15/19		1,030,000	824,000
Dynegy Escrow Holdings
0.00%	01/01/50	5,†	1,175,000	–
Energy Transfer Partners LP
3.26%	11/01/66	[2]	1,700,000	1,555,500
Petrobras International Finance Co. - Pifco (Cayman Islands)
2.88%	02/06/15	[4]	865,000	880,139

				3,259,639

Finance — 3.52%
Astoria Depositor Corp.
8.14%	05/01/21	[3]	1,200,000	1,176,000
Chase Capital II, Series B
0.74%	02/01/27	[2]	1,500,000	1,237,500
Chase Capital VI
0.87%	08/01/28	[2]	500,000	412,500
Citigroup, Inc.
0.79%	08/25/36	[2]	3,350,000	2,616,901
General Electric Capital Corp. (MTN)
0.62%	05/05/26	[2]	819,000	750,575
0.72%	08/15/36	[2]	2,500,000	2,065,674
JPMorgan Chase Capital XIII, Series M
1.20%	09/30/34	[2]	700,000	558,863
JPMorgan Chase Capital XXIII
1.24%	05/15/47	[2]	200,000	149,351

				8,967,364

Health Care — 0.11%
CHS/Community Health Systems, Inc.
8.00%	11/15/19		260,000	283,400

Insurance — 0.36%
Farmers Exchange Capital II
6.15%	11/01/53	[2,3]	900,000	913,475

Real Estate Investment Trust (REIT) — 0.21%
HCP, Inc.
7.07%	06/08/15		500,000	540,983

Transportation — 2.04%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	[3]	900,000	947,250

See accompanying notes to Schedule of Portfolio Investments.

108 / N-Q Report December 2013

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Transportation (continued)
AWAS Aviation Capital Ltd. (Ireland)
7.00%	10/15/16	[3,4]	$462,800	$481,312
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		2,447,421	2,572,729
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		642,696	724,640
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.62%	08/15/16	[2]	498,702	486,234

				5,212,165

Total Corporates
(Cost $21,448,538)				23,037,900

MORTGAGE-BACKED — 47.22%**
Commercial Mortgage-Backed — 4.04%
Bayview Commercial Asset Trust, Series 2008-4, Class A3
2.92%	07/25/38	[2,3]	665,000	631,773
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M1
0.62%	04/25/36	[2,3]	1,275,000	1,065,340
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3
5.47%	06/11/41	[2]	698,944	703,108
Commercial Mortgage Trust, Series 2006-C8, Class AAB
5.29%	12/10/46		356,680	362,367
GE Business Loan Trust, Series 2003-1, Class B
1.47%	04/15/31	[2,3]	177,617	156,475
GE Business Loan Trust, Series 2005-1A, Class C
0.87%	06/15/33	[2,3]	424,707	352,582
GE Business Loan Trust, Series 2005-2A, Class B
0.67%	11/15/33	[2,3]	419,300	369,821
GE Business Loan Trust, Series 2006-2A, Class A
0.35%	11/15/34	[2,3]	2,038,879	1,868,805
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4
5.82%	07/10/38	[2]	942,605	1,031,313
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,040,000	983,163
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		1,055,000	1,007,461

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[3]	$900,000	$945,307
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		810,000	822,911

				10,300,426

Non-Agency Mortgage-Backed — 37.52%
ACE Securities Corp., Series 2003-MH1, Class B1
6.50%	08/15/30	[2,3]	148,919	152,338
ACE Securities Corp., Series 2006-HE3, Class A2C
0.32%	06/25/36	[2]	2,203,444	1,382,084
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A12
2.66%	02/25/36	[2]	272,945	266,608
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A41
2.66%	02/25/36	[2]	675,427	644,537
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.40%	09/25/35	[2]	763,320	714,917
Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2
0.64%	04/25/35	[2]	1,200,000	1,143,508
Asset-Backed Securities Corp. Home Equity, Series 2007-HE1, Class A4
0.30%	12/25/36	[2]	3,000,000	2,193,377
Banc of America Alternative Loan Trust, Series 2003-3, Class A4
5.75%	05/25/33		1,475,099	1,588,330
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		507,772	516,890
Banc of America Funding Corp., Series 2006-3, Class 5A3
5.50%	03/25/36		1,272,798	1,215,288
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[3,4,5]	5,000	400
BCAP LLC Trust, Series 2011-RR3, Class 1A5
2.85%	05/27/37	[2,3]	1,483,399	1,481,498
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.32%	02/25/47	[2]	891,573	777,929
BCAP LLC Trust, Series 2009-RR4, Class 1A1
9.50%	06/26/37	[3]	868,461	906,464

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 109

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2010-RR11, Class 3A2
2.84%	06/27/36	[2,3]	$1,635,066	$1,645,032
BCAP LLC Trust, Series 2011-RR3, Class 5A3
2.47%	11/27/37	[2,3]	2,200,466	2,136,106
BCAP LLC Trust, Series 2011-RR4, Class 1A3
2.82%	03/26/36	[2,3]	1,061,617	1,034,478
BCAP LLC Trust, Series 2013-RR4, Class 3A1
0.32%	05/26/37	[2,3]	917,721	894,635
Bear Stearns ALT-A Trust, Series 2005-1, Class A1
0.72%	01/25/35	[2]	942,694	919,292
Bear Stearns ARM Trust, Series 2005-2, Class A1
2.60%	03/25/35	[2]	466,799	471,080
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	3,4,5,†	110	–
Centex Home Equity, Series 2006-A, Class AV4
0.42%	06/25/36	[2]	2,150,000	1,902,653
Chase Mortgage Finance Corp., Series 2007-A1, Class 8A1
2.65%	02/25/37	[2]	395,105	397,683
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
6.05%	03/25/37		1,750,000	1,623,205
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2
0.62%	05/25/35	[2]	1,100,000	1,031,949
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A3
0.32%	11/25/36	[2]	893,320	870,454
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.34%	03/25/37	[2]	2,500,000	2,412,927
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		700,485	749,027
Conseco Finance Securitizations Corp., Series 2002-1, Class A
6.68%	12/01/33	[2]	22,466	22,826
Conseco Finance, Series 2002-C, Class BF1
8.00%	06/15/32	[2]	2,625,927	2,891,692
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	886,969	975,739

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	$956,464	$1,034,458
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	356,397	387,919
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[2]	746,972	798,365
Conseco Financial Corp., Series 1998-4, Class A6
6.53%	04/01/30	[2]	892,644	936,221
Conseco Financial Corp., Series 1998-4, Class A7
6.87%	04/01/30	[2]	442,010	472,658
Conseco Financial Corp., Series 1999-5, Class A5
7.86%	03/01/30	[2]	114,861	104,132
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR4, Class A2C
0.46%	05/25/37	[2]	2,262,447	1,412,173
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.94%	02/25/37		1,767,647	1,293,330
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.94%	02/25/37		583,690	427,017
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A1 (STEP)
4.34%	03/25/37		2,243,013	1,239,882
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
4.34%	03/25/37		1,377,795	807,979
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2B
0.28%	12/25/37	[2]	1,208,361	719,717
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF1, Class A2D
0.38%	01/25/38	[2]	3,465,250	2,101,047
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2B
0.26%	03/25/37	[2]	1,228,346	743,222
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.90%	04/19/36	[2]	1,010,528	867,864
Green Tree Home Improvement Loan Trust, Series 1995-D, Class B2
7.45%	09/15/25		28,381	28,379

See accompanying notes to Schedule of Portfolio Investments.

110 / N-Q Report December 2013

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		$3,539	$3,538
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	775,205	851,887
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	1,140,124	1,242,487
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.34%	01/25/47	[2]	1,284,230	1,167,467
GSAMP Trust, Series 2005-HE5, Class M1
0.58%	11/25/35	[2]	1,285,000	1,212,570
GSAMP Trust, Series 2006-FM3, Class A2D
0.40%	11/25/36	[2]	1,677,441	916,366
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.65%	09/25/35	[2]	487,432	485,358
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
5.19%	05/25/47	[2]	1,347,005	1,291,055
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.36%	07/21/36	[2]	547,076	440,169
Home Equity Loan Trust, Series 2007-3, Class A4
1.67%	11/20/36	[2]	1,040,000	1,007,002
Home Equity Loan Trust, Series 2007-3, Class APT
1.37%	11/20/36	[2]	868,992	864,552
HSI Asset Loan Obligation Trust, Series 2007-2, Class 2A12
6.00%	09/25/37		985,627	957,864
Impac CMB Trust, Series 2004-4, Class 1A2
0.78%	09/25/34	[2]	957,804	889,623
Indymac Index Mortgage Loan Trust, Series 2005-AR25, Class 2A1
4.74%	12/25/35	[2]	1,126,496	978,691
Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
0.36%	04/25/37	[2]	2,642,248	1,835,348
Indymac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		481,783	478,811
Indymac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		202,815	201,562
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		177,313	184,724
Indymac Manufactured Housing Contract, Series 1998-1, Class A5
6.96%	09/25/28	[2]	427,383	453,615

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac Manufactured Housing Contract, Series 1998-2, Class A2
6.17%	08/25/29		$57,196	$58,152
Indymac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[2]	566,258	564,664
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF6 (STEP)
4.58%	03/25/47		1,530,062	1,228,216
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		1,114,217	1,115,390
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		960,369	956,788
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	726,571	784,937
Lehman XS Trust, Series 2006-13, Class 1A2
0.34%	09/25/36	[2]	1,323,773	1,066,689
Lehman XS Trust, Series 2006-19,
Class A2
0.34%	12/25/36	[2]	1,251,499	998,996
Lehman XS Trust, Series 2006-9, Class A1B
0.32%	05/25/46	[2]	1,361,308	1,088,775
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
0.44%	05/25/37	[2]	1,810,500	1,126,288
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.50%	04/25/37	[2]	1,696,107	297,710
Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A2C
1.32%	08/25/35	[2]	709,726	730,440
Mid-State Trust, Series 11, Class B
8.22%	07/15/38		15,122	15,530
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,093,465	1,322,082
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		756,248	827,581
Mid-State Trust, Series 2005-1, Class A
5.74%	01/15/40		289,932	312,239
Mid-State Trust, Series 6, Class A3
7.54%	07/01/35		455,306	492,919
Mid-State Trust, Series 6, Class A4
7.79%	07/01/35		37,099	40,203
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.06%	09/25/34	[2]	1,035,272	986,963

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 111

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[2]	$3,055,363	$1,853,004
Oakwood Mortgage Investors, Inc., Series 1998-A, Class M
6.82%	05/15/28	[2]	857,266	939,848
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		14,080	14,146
Oakwood Mortgage Investors, Inc., Series 1998-D, Class A
6.40%	01/15/29		432,182	444,124
Oakwood Mortgage Investors, Inc., Series 1999-A, Class A2
5.89%	04/15/29		96,776	97,712
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26		893,916	960,389
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3
5.90%	09/15/22	[2]	1,386,170	1,224,429
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24	[2]	823,628	834,856
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 2A1B
5.64%	12/25/35	[2]	133,393	134,246
Origen Manufactured Housing, Series 2005-A, Class M1
5.46%	06/15/36	[2]	789,248	832,027
Park Place Securities, Inc., Series 2004-WWF1, Class M2
1.18%	12/25/34	[2]	578,886	572,697
Park Place Securities, Inc., Series 2005-WCH1, Class M2
0.68%	01/25/36	[2]	675,135	672,401
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB1
2.94%	03/25/35	[2]	1,514,997	1,116,591
Residential Asset Securities Corp., Series 2005-KS12, Class A3
0.48%	01/25/36	[2]	1,100,000	1,041,905
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.40%	12/25/36	[2,3]	2,323,573	1,415,470
Specialty Underwriting & Residential Finance, Series 2006-AB3, Class A2B
0.32%	09/25/37	[2]	811,917	451,831
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.40%	09/25/34	[2]	1,226,740	1,217,318

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Investment Loan Trust, Series 2005-4, Class M2
0.82%	05/25/35	[2]	$1,200,000	$1,148,920
Terwin Mortgage Trust, Series 2004-7HE, Class A1
1.26%	07/25/34	[2,3]	122,539	116,909
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.96%	04/15/30	[2]	585	263
UCFC Manufactured Housing Contract, Series 1997-4, Class A4
7.00%	04/15/29	[2]	316,245	313,242
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27	[2]	495,413	519,645
Vanderbilt Mortgage Finance, Series 2001-C, Class M1
6.76%	01/07/32		355,756	359,965
Vanderbilt Mortgage Finance, Series 2002-C, Class A5
7.60%	12/07/32		1,100,000	1,166,545
WaMu Alternative Mortgage Pass- Through Certificates, Series 2007-OA2, Class 2A
0.84%	01/25/47	[2]	1,864,564	1,273,091
WaMu Mortgage Pass-Through Certificates, Series 2003-MS9, Class 1A
7.00%	04/25/33		1,470	1,521
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
0.46%	07/25/45	[2]	199,868	186,761
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
0.48%	03/25/37	[2]	1,500,000	926,841

				95,651,257

U.S. Agency Mortgage-Backed — 5.66%
Fannie Mae Pool 467225
3.63%	01/01/18		910,000	974,183
Fannie Mae Pool AB3866
3.50%	11/01/41		431,054	429,051
Fannie Mae Pool AD0660
4.53%	12/01/19		955,028	1,053,511
Fannie Mae Pool FN0003
4.30%	01/01/21		467,277	508,095
Fannie Mae REMICS, Series 2003-64, Class KS
9.43%	07/25/18	[2]	338,128	377,088
Fannie Mae, Series 1993-80, Class S
10.68%	05/25/23	[2]	6,936	7,710
Fannie Mae, Series 2000-45, Class SA (IO)
7.78%	12/18/30	[2]	1,212,525	214,199

See accompanying notes to Schedule of Portfolio Investments.

112 / N-Q Report December 2013

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2001-42, Class SB
8.50%	09/25/31	[2]	$1,246	$1,247
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34	[2]	17,185	19,681
Fannie Mae, Series 2005-92, Class US (IO)
5.94%	10/25/25	[2]	4,195,856	586,257
Fannie Mae, Series 2006-125, Class SM (IO)
7.04%	01/25/37	[2]	4,101,791	742,824
Fannie Mae, Series 2008-50, Class SA (IO)
5.88%	11/25/36	[2]	4,092,759	611,123
Fannie Mae, Series 2010-43, Class KS (IO)
6.26%	05/25/40	[2]	3,343,003	499,162
Freddie Mac Gold Pool E04113
2.50%	11/01/27		427,901	424,508
Freddie Mac REMICS, Series 2990,
Class ND
16.47%	12/15/34	[2]	413,024	517,420
Freddie Mac, Series 1602, Class SN
10.09%	10/15/23	[2]	14,590	18,577
Freddie Mac, Series 1673, Class SD
13.49%	02/15/24	[2]	328,232	410,270
Freddie Mac, Series 1760, Class ZD
2.24%	02/15/24	[2]	705,453	714,842
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		24,396	2,360
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		65,269	1,289
Freddie Mac, Series 3242, Class SA (IO)
6.18%	11/15/36	[2]	12,840,926	1,905,904
Freddie Mac, Series 3247, Class SI (IO)
0.15%	08/15/36	[2]	42,515,347	196,689
Freddie Mac, Series 3260, Class AS (IO)
6.21%	01/15/37	[2]	11,588,876	1,528,663
Freddie Mac, Series 3289, Class SD (IO)
5.95%	03/15/37	[2]	2,463,314	290,943
Ginnie Mae II Pool (TBA)
3.00%	01/20/43		1,665,000	1,609,197
Ginnie Mae, Series 2001-31, Class SJ
27.42%	02/20/31	[2]	41,941	72,966
Ginnie Mae, Series 2004-8, Class SE
13.97%	11/26/23	[2]	181,449	213,841
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		4,559,656	498,755

				14,430,355

Total Mortgage-Backed (Cost $111,708,139)				120,382,038

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
MUTUAL FUNDS — 0.51%
Blackrock Build America Bond Fund
0.01%[9]			$54,616	$1,045,896
Nuveen Build American Bond Fund
0.01%[9]			13,738	253,329

Total Mutual Funds (Cost $1,278,686)				1,299,225

U.S. AGENCY SECURITIES — 0.40%
U.S. Agency Securities — 0.40%
Federal Home Loan Bank (STEP)
0.75%	05/26/28		1,080,000	1,029,106

Total U.S. Agency Securities (Cost $1,078,545)

U.S. TREASURY SECURITIES — 4.89%

U.S. Treasury Notes — 4.89%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[10]	4,390,000	4,838,385
1.25%	04/15/14	[10]	2,085,000	2,317,148
2.00%	07/15/14	[10]	4,190,000	5,308,984

Total U.S. Treasury Securities (Cost $12,472,625)				12,464,517

Total Bonds – 78.72% (Cost $190,768,204)				200,694,567

Issues			Shares	Value
COMMON STOCK — 0.61%
Electric — 0.23%
Dynegy, Inc.[6]
			27,210	585,559

Real Estate Investment Trust (REIT) — 0.38%
American Capital Agency Corp.
			50,407	972,351

Total Common Stock (Cost $1,630,397)				1,557,910

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 15.29%

Commercial Paper — 1.71%
Macquarie Bank Ltd. (Australia)
0.22%[11]	02/25/14	[3,4]	2,280,000	2,279,406

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 113

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Commercial Paper (continued)
RBS Holdings USA, Inc.
0.36%[11]	01/22/14		$2,085,000	$2,084,792

				4,364,198

Money Market Funds — 2.00%
BlackRock Liquidity Funds TempFund Portfolio
0.05%[9]			72,000	72,000
Dreyfus Cash Advantage Fund
0.06%[9]			2,554,000	2,554,000
DWS Money Market Series
Institutional Funds
0.05%[9]			2,483,000	2,483,000

				5,109,000

U.S. Agency Discount Notes — 11.57%
Fannie Mae
0.04%[11]	01/22/14		5,000,000	4,999,945
0.08%[11]	01/21/14		5,035,000	5,034,787
0.09%[11]	02/19/14		3,515,000	3,514,814
Federal Home Loan Bank
0.06%[11]	01/24/14		3,715,000	3,714,864
0.07%[11]	02/14/14		2,000,000	1,999,833
0.07%[11]	03/03/14		2,500,000	2,499,875
0.08%[11]	02/21/14		1,400,000	1,399,922
0.08%[11]	01/15/14		6,320,000	6,319,852

				29,483,892

U.S. Treasury Bills — 0.01%
U.S. Treasury Bills
0.06%[11]	03/20/14	[12]	21,000	20,996

Total Short-Term Investments (Cost $38,977,261)				38,978,086

Total Investments – 94.62% (Cost $231,375,862)[1]				241,230,563

Cash and Other Assets, Less
Liabilities – 5.38%				13,720,975

Net Assets – 100.00%				$254,951,538

Notes:

1	Cost for federal income tax purposes is $ 231,381,151 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$10,825,708
Gross unrealized depreciation	(976,296)

Net unrealized appreciation	$9,849,412

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2013.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $64,755, which is 0.03% of total net assets.
[6]	Non-income producing security.
[7]	Security is currently in default with regard to scheduled interest or principal payments.
[8]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
[9]	Represents the current yield as of December 31, 2013.
[10]	Inflation protected security. Principal amount reflects original security face amount.
[11]	Represents annualized yield at date of purchase.
[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $20,996.
†	Fair valued security. The aggregate value of fair valued securities is $4,902,302, which is 1.92% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

114 / N-Q Report December 2013

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 66.75%
ASSET-BACKED SECURITIES — 6.38%**
Access Group, Inc., Series 2005-2, Class A3
0.42%	11/22/24	[2]	$39,173	$38,721
Ally Auto Receivables Trust, Series 2012-5, Class A3
0.62%	03/15/17		22,000	22,017
Aviation Capital Group Trust, Series 2003-2A, Class G2
0.97%	09/20/33	[2,3]	43,848	29,378
Bank of America Credit Card Trust, Series 2007-A1, Class A1
5.17%	06/15/19		20,000	22,391
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.54%	01/25/35	[2,3]	39,080	35,958
Brazos Higher Education Authority, Inc., Series 2004-I, Class A2
0.43%	06/27/22	[2]	5,025	5,015
Brazos Higher Education Authority, Inc., Series 2005-2, Class A10
0.37%	12/26/19	[2]	24,780	24,631
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.44%	02/25/35	[2]	15,000	14,964
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.24%	10/27/36	[2]	15,000	14,868
College Loan Corp. Trust, Series 2007-1, Class A3
0.34%	04/25/29	[2]	20,000	18,504
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3
0.46%	09/28/26	[2]	14,330	14,264
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.89%	04/25/35	[2]	10,000	9,957
Educational Funding of the South, Inc., Series 2012-1, Class A
1.22%	03/25/36	[2]	13,186	13,281
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.31%	05/25/23	[2,3]	25,492	25,155
Goal Capital Funding Trust, Series 2006-1, Class A3
0.36%	11/25/26	[2]	22,901	22,672
Iowa Student Loan Liquidity Corp., Series 2011-1, Class A
1.50%	06/25/42	[2]	16,727	17,026
Nelnet Student Loan Trust, Series 2007-1, Class A1
0.25%	11/27/18	[2]	7,033	7,021
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.76%	10/27/36	[2,3]	26,624	26,494

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
North Carolina State Education Authority, Series 2011-1, Class A3
1.14%	10/25/41	[2]	$15,000	$14,666
Northstar Education Finance, Inc.
0.99%	01/29/46	[2]	10,000	9,982
Scholar Funding Trust, Series 2011-A, Class A
1.14%	10/28/43	[2,3]	10,320	10,348
SLC Student Loan Trust, Series 2006-2, Class A5
0.34%	09/15/26	[2]	15,000	14,576
SLM Student Loan Trust, Series 2003-12, Class A5
0.52%	09/15/22	[2,3]	16,822	16,751
SLM Student Loan Trust, Series 2004-7, Class A5
0.41%	01/27/20	[2]	16,864	16,785
SLM Student Loan Trust, Series 2005-2, Class A5
0.33%	04/27/20	[2]	14,526	14,477
SLM Student Loan Trust, Series 2006-4, Class A4
0.32%	04/25/23	[2]	3,123	3,122
South Carolina Student Loan Corp., Series A1
0.34%	12/03/18	[2]	3,335	3,333
South Carolina Student Loan Corp., Series A2
0.36%	12/01/20	[2]	10,000	9,901

Total Asset-Backed Securities
(Cost $469,406)				476,258

CORPORATES — 17.32%*
Banking — 2.28%
Lloyds TSB Bank PLC (United Kingdom)
2.59%	01/24/14	[2,4]	70,000	70,098
National Australia Bank Ltd., Series REGS (Australia)
0.97%	04/11/14	[2,4]	100,000	100,182

				170,280

Communications — 1.52%
AT&T, Inc.
2.50%	08/15/15		30,000	30,813
Qwest Corp.
7.50%	10/01/14		30,000	31,575
Verizon Communications, Inc.
1.77%	09/15/16	[2]	50,000	51,534

				113,922

Electric — 1.08%
NextEra Energy Capital Holdings, Inc.
1.34%	09/01/15		35,000	35,248

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 115

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Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		$15,000	$17,648
W3A Funding Corp.
8.09%	01/02/17		27,712	27,634

				80,530

Energy — 1.17%
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[3]	60,000	62,840
Petrobras Global Finance BV (Netherlands)
1.86%	05/20/16	[2,4]	25,000	24,792

				87,632

Finance — 5.90%
Chase Capital II, Series B
0.74%	02/01/27	[2]	100,000	82,500
Citigroup, Inc.
1.94%	05/15/18	[2]	102,000	106,341
General Electric Capital Corp. (MTN)
0.62%	05/05/26	[2]	30,000	27,494
0.72%	08/15/36	[2]	75,000	61,970
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	35,000	36,287
Prudential Holdings LLC (AGM)
1.12%	12/18/17	[2,3]	85,714	84,976
Woodbourne Capital Trust I
2.67%	04/29/49	[2,3,5]	80,000	40,800

				440,368

Health Care — 0.33%
Providence Health & Services Obligated Group
1.20%	10/01/17	[2]	25,000	24,907

Industrials — 0.48%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	35,000	35,502

Real Estate Investment Trust (REIT) — 3.04%
Brandywine Operating Partnership LP
7.50%	05/15/15		30,000	32,593
HCP, Inc.
2.70%	02/01/14		50,000	50,079
6.00%	01/30/17		30,000	33,646
Mack-Cali Realty LP
2.50%	12/15/17		25,000	24,718
Nationwide Health Properties, Inc.
6.00%	05/20/15		30,000	32,133
Realty Income Corp.
5.50%	11/15/15		25,000	26,973

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
UDR, Inc. (MTN)
5.25%	01/15/16		$25,000	$26,806

				226,948

Transportation — 1.52%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		105,970	113,719

Total Corporates
(Cost $1,279,538)				1,293,808

MORTGAGE-BACKED — 27.82%**
Commercial Mortgage-Backed — 5.09%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AAB
4.74%	07/10/43	[2]	10,291	10,287
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2
5.32%	09/10/47		28,262	28,428
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3
5.47%	06/11/41	[2]	23,881	24,023
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.58%	04/12/38	[2]	30,000	32,463
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B
5.20%	12/11/49		2,420	2,421
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A5A
5.12%	06/10/44	[2]	33,000	34,624
Commercial Mortgage Trust, Series 2007-C9, Class A2
5.80%	12/10/49	[2]	39,027	39,150
Credit Suisse First Boston Commercial Mortgage Trust, Series 2005-C1, Class A4
5.01%	02/15/38	[2]	31,333	32,272
Credit Suisse First Boston Commercial Mortgage Trust, Series 2005-C3, Class A3
4.64%	07/15/37		9,967	9,981
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class AAB
5.31%	12/15/39		11,504	11,497
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3A
4.68%	07/15/42		12,625	12,838
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LPD4, Class A4
4.92%	10/15/42	[2]	24,854	26,152

See accompanying notes to Schedule of Portfolio Investments.

116 / N-Q Report December 2013

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class ASB
5.83%	02/15/51	[2]	$23,937	$25,750
Merrill Lynch Mortgage Investors, Inc., Series 2005-CIP1, Class A2
4.96%	07/12/38		13,165	13,183
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FX
5.61%	04/15/49		27,364	27,469
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[2]	47,039	49,599

				380,137

Non-Agency Mortgage-Backed — 13.58%
Argent Securities, Inc., Series 2005-W2, Class A2B1
0.36%	10/25/35	[2]	20,245	20,172
Asset-Backed Securities Corp. Home Equity, Series 2005-HE6, Class M2
0.68%	07/25/35	[2]	30,000	29,657
Banc of America Alternative Loan Trust, Series 2003-4, Class 1A5
5.50%	06/25/33		35,748	38,148
Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5
5.50%	11/25/33		34,940	36,061
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.20%	02/25/33	[2]	5,757	5,675
Bear Stearns Asset-Backed Securities Trust, Series 2005-3, Class A1
0.62%	09/25/35	[2]	14,405	14,318
Conseco Finance Securitizations Corp., Series 2000-E, Class M1
8.13%	08/15/31	[2]	6,290	6,327
Conseco Financial Corp., Series 1997-4, Class A5
6.88%	02/15/29		24,022	25,255
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.23%	08/25/35	[2]	57,960	44,188
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A
7.50%	06/25/20	[3]	4,453	4,480
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
1.18%	11/25/33	[2]	30,917	29,295

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A
0.99%	09/19/44	[2]	$38,639	$37,205
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.54%	07/19/44	[2]	10,946	10,470
Fremont Home Loan Trust, Series 2005-2, Class M1
0.62%	06/25/35	[2]	17,598	17,594
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		15,506	15,503
GSAMP Trust, Series 2005-HE4, Class M1
0.62%	07/25/45	[2]	28,394	28,189
Home Equity Loan Trust, Series 2006-1, Class A1
0.33%	01/20/36	[2]	13,772	13,479
Home Equity Loan Trust, Series 2006-2, Class A1
0.32%	03/20/36	[2]	51,171	50,210
Home Equity Loan Trust, Series 2007-3, Class APT
1.37%	11/20/36	[2]	26,792	26,655
Household Home Equity Loan Trust, Series 2005-3, Class A1
0.43%	01/20/35	[2]	28,346	28,227
Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
1.02%	08/25/34	[2]	19,491	17,226
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M1
0.62%	06/25/35	[2]	30,685	30,451
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4
4.95%	09/15/30		24,861	25,995
Lehman XS Trust, Series 2006-2N, Class 1A1
0.42%	02/25/46	[2]	53,736	39,783
MASTR Asset-Backed Securities Trust, Series 2005-HE1, Class M2
0.84%	05/25/35	[2]	24,507	24,442
Morgan Stanley Capital I Trust, Series 2005-NC2, Class M2
0.80%	03/25/35	[2]	31,024	30,747
Morgan Stanley Capital, Inc., Series 2005-HE6, Class A2C
0.48%	11/25/35	[2]	27,598	26,925
New Century Home Equity Loan Trust, Series 2005-2, Class M1
0.60%	06/25/35	[2]	30,000	29,441

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 117

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
New Century Home Equity Loan Trust, Series 2005-3, Class M2
0.66%	07/25/35	[2]	$40,000	$37,719
Park Place Securities, Inc., Series 2004-MCW1, Class M1
1.10%	10/25/34	[2]	31,605	31,471
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B
0.44%	05/25/35	[2]	32,399	32,197
Residential Asset Mortgage Products, Inc., Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33		27,401	27,609
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31		7,996	7,996
Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2
0.36%	02/25/36	[2]	16,654	16,586
Residential Asset Securities Corp., Series 2005-KS12, Class A2
0.42%	01/25/36	[2]	8,878	8,826
Structured Asset Securities Corp., Series 2005-WF4, Class A4
0.52%	11/25/35	[2]	24,679	24,635
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[3,5]	7,613,260	111,785
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.54%	06/25/42	[2]	10,252	9,457

				1,014,399

U.S. Agency Mortgage-Backed — 9.15%
Fannie Mae Pool 646884
1.79%	05/01/32	[2]	67,990	69,133
Fannie Mae Pool 802665
2.11%	12/01/34	[2]	3,962	3,980
Fannie Mae Pool AL0851
6.00%	10/01/40		19,103	21,162
Fannie Mae REMICS, Series 2003-11, Class FA
1.16%	09/25/32	[2]	25,773	26,318
Fannie Mae Whole Loan, Series 2003-W6, Class F
0.52%	09/25/42	[2]	90,238	89,428
Fannie Mae, Series 1997-91, Class SL (IO)
7.50%	11/25/23	[2]	129,872	24,342
Fannie Mae, Series 2004-33, Class MW
4.50%	01/25/30		25,826	26,835
Fannie Mae, Series 2008-47, Class PF
0.66%	06/25/38	[2]	25,170	25,362

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2010-109, Class PF
0.56%	10/25/40	[2]	$25,627	$25,749
Fannie Mae, Series G-36, Class ZB
7.00%	11/25/21		1,696	1,946
Freddie Mac REMICS, Series 2581, Class F
0.62%	12/15/32	[2]	14,482	14,514
Freddie Mac REMICS, Series 2684, Class F
1.07%	01/15/33	[2]	27,855	28,393
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		60,797	65,987
Freddie Mac Strips, Series 263, Class F5
0.67%	06/15/42	[2]	51,662	51,826
Freddie Mac, Series 3501, Class JA
4.00%	04/15/37		42,791	44,105
Freddie Mac-Ginnie Mae, Series 2, Class L
8.00%	11/25/22		7,209	7,765
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.62%	10/07/20	[2]	60,794	61,121
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.73%	12/08/20	[2]	52,732	53,303
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.55%	04/06/20	[2]	41,617	41,706

				682,975

Total Mortgage-Backed
(Cost $2,045,388)				2,077,511

MUNICIPAL BONDS — 1.02%*
California — 0.69%
State of California, Taxable, Various Purpose
4.85%	10/01/14		50,000	51,595

Illinois — 0.33%
State of Illinois, Taxable Bonds
4.07%	01/01/14		25,000	25,000

Total Municipal Bonds
(Cost $75,351)				76,595

U.S. AGENCY SECURITIES — 6.49%
Fannie Mae
0.50%	10/22/15		30,000	30,051
0.50%	01/15/16		65,000	64,966
0.50%	01/29/16		65,000	65,000
0.62%	05/23/16		65,000	64,907
Federal Home Loan Bank
0.22%	10/07/15	[2]	30,000	30,010

See accompanying notes to Schedule of Portfolio Investments.

118 / N-Q Report December 2013

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

U.S. AGENCY SECURITIES (continued)
0.24%	01/21/15		$75,000	$75,010
0.50%	01/08/16		65,000	65,000
0.55%	06/03/16		30,000	29,933
Freddie Mac
0.60%	03/28/16		30,000	29,962
0.75%	10/05/16		30,000	29,898

Total U.S. Agency Securities (Cost $484,950)				484,737

U.S. TREASURY SECURITIES — 7.72%
U.S. Treasury Notes — 7.72%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[6]	$175,000	192,874
1.25%	04/15/14	[6]	100,000	111,134
2.00%	07/15/14	[6]	215,000	272,418

				576,426

Total U.S. Treasury Securities
(Cost $579,105)
Total Bonds – 66.75%
(Cost $4,933,738)				4,985,335

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 32.48%
Money Market Funds — 1.96%
BlackRock Liquidity Funds TempFund Portfolio
0.05%[7]			17,000	17,000
Dreyfus Cash Advantage Fund
0.06%[7]			65,000	65,000
DWS Money Market Series Institutional Funds
0.05%[7]			64,000	64,000

				146,000

U.S. Agency Discount Notes — 26.64%
Fannie Mae
0.05%[8]	01/02/14		65,000	65,000
0.06%[8]	01/07/14		90,000	89,999
0.06%[8]	02/03/14	[9]	140,000	139,993
0.06%[8]	02/12/14		100,000	99,994
0.08%[8]	01/03/14		100,000	100,000
0.08%[8]	01/03/14		70,000	70,000
Federal Home Loan Bank
0.05%[8]	01/24/14		110,000	109,999
0.06%[8]	01/22/14		310,000	309,991
0.06%[8]	01/24/14		455,000	454,986
0.07%[8]	02/14/14		110,000	109,991

Issues	Maturity Date		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
Freddie Mac
0.06%[8]	01/06/14		$90,000	$89,999
0.06%[8]	01/13/14		85,000	85,000
0.08%[8]	03/31/14		70,000	69,987
0.09%[8]	01/14/14		65,000	64,999
0.14%[8]	03/06/14		65,000	64,997
0.16%[8]	01/15/14		65,000	64,999

				1,989,934

U.S. Treasury Bills — 3.88%
U.S. Treasury Bills
0.04%[8]	03/06/14		175,000	174,985
0.06%[8]	03/20/14	[10]	115,000	114,986

				289,971

Total Short-Term Investments
(Cost $2,425,884)				2,425,905

Total Investments – 99.23%
(Cost $7,359,622)[1]				7,411,240

Cash and Other Assets, Less
Liabilities – 0.77%				57,560

Net Assets – 100.00%				$7,468,800

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
1	S&P 500 E Mini Index,
	Expiration March 2014	$3,410
5	S&P 500 Index,
	Expiration March 2014	85,529

	Net unrealized appreciation	$88,939

Expiration Date	Notional Amount (000’s)	Appreciation	Value
SWAPS: TOTAL RETURN
The Fund pays a floating rate based on 1-month USD LIBOR plus 35 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: Barclays, Inc.
01/06/14	$3	$125,265	$125,265

	$3	$125,265	$125,265

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2013 / 119

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2013 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $7,360,378 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$246,472
Gross unrealized depreciation	(195,610)

Net unrealized appreciation	$50,862

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2013.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $152,585, which is 2.04% of total net assets.
[6]	Inflation protected security. Principal amount reflects original security face amount.
[7]	Represents the current yield as of December 31, 2013.
[8]	Represents annualized yield at date of purchase.
[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2013.
[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $114,985.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

120 / N-Q Report December 2013

Notes to Financial Statements (Unaudited)

December 31, 2013

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Net Asset Value:

The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes.The Funds receive pricing information from independent pricing vendors approved by the Board ofTrustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par.The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S.Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark.The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. Debt securities which mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board determines that this method does not represent fair value). S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by theAdviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported net asset value of such investments.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by MetropolitanWest (“MetWest”). When the Fund uses these fair valuation methods applied by MetWest that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the statements of operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

N-Q Report December 2013 / 121

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare distributions daily and pay them monthly to shareholders.TheAlphaTrak 500 Fund expects to declare and pay distributions to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders.Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns files for the prior three and four fiscal years, respectively.

As of and during the period ended December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Recent Accounting Pronouncements:

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

122 / N-Q Report December 2013

Notes to Financial Statements (Unaudited) (Continued)

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) having a maturity of 60 days or less generally are valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources . Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

N-Q Report December 2013 / 123

Notes to Financial Statements (Unaudited) (Continued)

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of December 31, 2013, Level 3 securities consist of certain asset-backed securities, bank loans, collateralized mortgage obligations and corporate bonds.

124 / N-Q Report December 2013

Notes to Financial Statements (Unaudited) (Continued)

The summary of inputs used to value each Fund’s net assets as of December 31, 2013 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$1,499,850	$–	$1,499,850
Money Market Funds	2,173,000	–	–	2,173,000
U.S. Agency Discount Notes	–	1,099,929	–	1,099,929
Long-Term Investments:
Asset-Backed Securities	–	2,187,694	–	2,187,694
Bank Loans	–	640,171	–	640,171
Corporates	–	24,295,894	–	24,295,894
Foreign Government Obligations	–	644,922	–	644,922
Mortgage-Backed	–	133,410,699	77,524	133,488,223
Municipal Bonds	–	1,232,289	–	1,232,289
U.S. Agency Securities	–	7,293,188	–	7,293,188
U.S. Treasury Securities	11,597,102	–	–	11,597,102

Total	$13,770,102	$172,304,636	$77,524	$186,152,262

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$48,146,092	$–	$48,146,092
Money Market Funds	67,605,000	–	–	67,605,000
Repurchase Agreements	–	88,000,000	–	88,000,000
U.S. Agency Discount Notes	–	192,396,076	–	192,396,076
Long-Term Investments:
Asset-Backed Securities	–	333,908,919	–	333,908,919
Bank Loans	–	38,086,898	–	38,086,898
Corporates	–	672,062,497	813,450	672,875,947
Foreign Government Obligations	–	18,066,752	–	18,066,752
Mortgage-Backed	–	1,577,557,875	5,240,700	1,582,798,575
Municipal Bonds	–	28,769,285	–	28,769,285
Purchased Swaptions	–	1,067,008	–	1,067,008
U.S. Agency Securities	–	146,367,645	–	146,367,645
U.S. Treasury Securities	184,547,901	–	–	184,547,901
Other Financial Instruments *
Liabilities:
Interest rate contracts	–	(11,088)	–	(11,088)
Written swaptions	–	(667,841)	–	(667,841)

Total	$252,152,901	$3,143,750,118	$6,054,150	$3,401,957,169

*Other financial instruments include swaptions and written swaptions. Interest rate contracts include swaptions.

N-Q Report December 2013 / 125

Notes to Financial Statements (Unaudited) (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$7,038,689	$–	$7,038,689
Money Market Funds	8,831,000	–	–	8,831,000
U.S. Agency Discount Notes	–	56,681,996	–	56,681,996
U.S. Treasury Bills	50,994	–	–	50,994
Long-Term Investments:
Asset-Backed Securities	–	26,872,400	–	26,872,400
Bank Loans	–	741,885	–	741,885
Corporates	–	87,420,871	–	87,420,871
Mortgage-Backed	–	181,750,657	–	181,750,657
Municipal Bonds	–	5,227,015	–	5,227,015
U.S. Agency Securities	–	15,440,302	–	15,440,302
U.S. Treasury Securities	82,214,997	–	–	82,214,997
Other Financial Instruments *
Assets:
Interest rate contracts	75,092	197,386	–	272,478
Liabilities:
Interest rate contracts	–	(1,309)	–	(1,309)

Total	$91,172,083	$381,369,892	$–	$472,541,975

*Other financial instruments include futures, swap contracts and swaptions. Interest rate contracts include futures, interest rate swaps and swaptions.

126 / N-Q Report December 2013

Notes to Financial Statements (Unaudited) (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$369,750,531	$–	$369,750,531
Money Market Funds	459,168,000	–	–	459,168,000
U.S. Agency Discount Notes	–	461,086,767	–	461,086,767
U.S. Treasury Bills	11,789,615	–	–	11,789,615
Long-Term Investments:
Asset-Backed Securities	–	1,587,906,100	67,628,219	1,655,534,319
Bank Loans	–	161,427,150	–	161,427,150
Common Stock	27,012,976	–	–	27,012,976
Corporates	–	4,394,341,764	1,708,500	4,396,050,264
Foreign Government Obligations	–	78,913,706	–	78,913,706
Mortgage-Backed	–	12,319,730,069	35,329,841	12,355,059,910
Municipal Bonds	–	461,424,972	–	461,424,972
Purchased Swaptions	–	67,291,880	–	67,291,880
U.S. Agency Securities	–	169,346,297	–	169,346,297
U.S. Treasury Securities	7,565,756,770	–	–	7,565,756,770
Other Financial Instruments *
Assets:
Interest rate contracts	4,204,602	103,339,846	–	107,544,448
Liabilities:
Credit contracts	–	(453,680)	–	(453,680)
Interest rate contracts	(12,438,463)	(54,456,459)	–	(66,894,922)

Total	$8,055,493,500	$20,119,648,943	$104,666,560	$28,279,809,003

*Other financial instruments include futures, swap contracts and swaptions. Credit contracts include credit default swaps. Interest rate contracts include futures, interest rate swaps and swaptions.

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$19,994,767	$–		$19,994,767
Money Market Funds	45,944,000	–	–		45,944,000
U.S. Agency Discount Notes	–	99,436,488	–		99,436,488
U.S. Treasury Bills	5,999	–	–		5,999
Long-Term Investments:
Asset-Backed Securities	–	31,570,883	–		31,570,883
Bank Loans	–	268,404,361	–	*	268,404,361
Common Stock	16,262,807	–	–		16,262,807
Corporates	–	1,765,847,756	62,625		1,765,910,381
Mortgage-Backed	–	415,488	1		415,489
Preferred Stock	–	5,932,380	–		5,932,380
U.S. Treasury Securities	6,431,759	–	–		6,431,759

Total	$68,644,565	$2,191,602,123	$62,626		$2,260,309,314

*As of December31, 2013, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

N-Q Report December 2013 / 127

Notes to Financial Statements (Unaudited) (Continued)

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$7,043,698	$–	$7,043,698
Money Market Funds	12,852,000	–	–	12,852,000
U.S. Agency Discount Notes	–	92,401,852	–	92,401,852
U.S. Treasury Bills	758,908	–	–	758,908
Long-Term Investments:
Asset-Backed Securities	–	93,433,457	–	93,433,457
Bank Loans	–	2,345,935	–	2,345,935
Common Stock	3,152,275	–	–	3,152,275
Corporates	–	142,663,799	–	142,663,799
Foreign Government Obligations	–	4,176,479	–	4,176,479
Mortgage-Backed	–	248,508,501	98,856	248,607,357
Municipal Bonds	–	11,259,023	–	11,259,023
Mutual Funds	2,865,997	–	–	2,865,997
U.S. Agency Securities	–	17,049,857	–	17,049,857
U.S. Treasury Securities	7,233,618	–	–	7,233,618
Other Financial Instruments *
Assets:
Credit contracts	–	58,644	–	58,644
Interest rate contracts	1,226,930	–	–	1,226,930

Total	$28,089,728	$618,941,245	$98,856	$647,129,829

*Other financial instruments include swap contracts and futures. Credit contracts include credit default swaps. Interest rate contracts include futures.

FLOATING RATE INCOME FUND*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$919,760	$–	$919,760
Money Market Funds	3,281,000	–	–	3,281,000
U.S. Agency Discount Notes	–	12,909,263	–	12,909,263
Long-Term Investments:
Bank Loans	–	113,264,573	–	113,264,573
Corporates	–	19,206,514	–	19,206,514
Municipal Bonds	–	574,290	–	574,290
U.S. Agency Securities	–	940,844	–	940,844

Total	$3,281,000	$147,815,244	$–	$151,096,244

*The Floating Rate Income Fund commenced operations on June 28, 2013.

128 / N-Q Report December 2013

Notes to Financial Statements (Unaudited) (Continued)

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$4,364,198	$–	$4,364,198
Money Market Funds	5,109,000	–	–	5,109,000
U.S. Agency Discount Notes	–	29,483,892	–	29,483,892
U.S. Treasury Bills	20,996	–	–	20,996
Long-Term Investments:
Asset-Backed Securities	–	38,535,495	2,062,532	40,598,027
Bank Loans	–	1,883,754	– *	1,883,754
Common Stock	1,557,910	–	–	1,557,910
Corporates	–	23,037,900	–	23,037,900
Mortgage-Backed	–	120,381,638	400	120,382,038
Mutual Funds	1,299,225	–	–	1,299,225
U.S. Agency Securities	–	1,029,106	–	1,029,106
U.S. Treasury Securities	12,464,517	–	–	12,464,517

Total	$20,451,648	$218,715,983	$2,062,932	$241,230,563

*As of December 31, 2013, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$146,000	$–	$–	$146,000
U.S. Agency Discount Notes	–	1,989,934	–	1,989,934
U.S. Treasury Bills	289,971	–	–	289,971
Long-Term Investments:
Asset-Backed Securities	–	476,258	–	476,258
Corporates	–	1,253,008	40,800	1,293,808
Mortgage-Backed	–	1,965,726	111,785	2,077,511
Municipal Bonds	–	76,595	–	76,595
U.S. Agency Securities	–	484,737	–	484,737
U.S. Treasury Securities	576,426	–	–	576,426
Other Financial Instruments *
Assets:
Equity contracts	214,204	–	–	214,204

Total	$1,226,601	$6,246,258	$152,585	$7,625,444

*Other financial instruments include total return swap contracts and futures. Equity contracts include total return swaps and futures.

N-Q Report December 2013 / 129

Notes to Financial Statements (Unaudited) (Continued)

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable.A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no financial assets transferred between levels for the period ended December 31, 2013.

For the period ended December 31, 2013, a reconciliation of level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of level 3 investments for which significant unobservable inputs were used in determining fair value:

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2013	$71,286
Realized (loss)	(9,857)
Change in unrealized appreciation*	16,095
Purchases	–
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of December 31, 2013	$77,524

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2013 was $16,095 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of December 31, 2013, the Fund used unobservable inputs in determining the value of certain investments. As of December 31, 2013, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with a end of period value of $0 transferred from level 2 to level 3 in the disclosure hierarchy.

LOW DURATION BOND FUND	ASSET-BACKED SECURITIES	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2013	$4,160,478	$813,450	$3,839,878
Accrued discounts/premiums	–	69	–
Realized gain/(loss)	23	–	(173,236)
Change in unrealized appreciation/ (depreciation)*	(1,416)	(69)	1,574,058
Purchases	–	–	–
Sales	(4,159,085)	–	–
Transfers into Level 3**	–	–	–
Transfers out of Level 3**	–	–	–

Balance as of December 31, 2013	$–	$813,450	$5,240,700

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2013 was $1,572,573 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of December 31, 2013, the Fund used unobservable inputs in determining the value of certain investments. As of December 31, 2013, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with a end of period value of $0 transferred from level 2 to level 3 in the disclosure hierarchy.

130 / N-Q Report December 2013

Notes to Financial Statements (Unaudited) (Continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	BANK LOANS	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2013	$109,382,430	$15,347,377	$3,063,625	$42,639,350
Accrued discounts/premiums	125	18,666	5,178	–
Realized (loss)	(2,900,469)	(1,359,850)	–	(5,425,138)
Change in unrealized appreciation/(depreciation)*	(142,001)	(135,998)	536,872	(1,884,371)
Purchases	–	–	–	–
Sales	(38,711,866)	(13,870,195)	(1,897,175)	–
Transfers into Level 3**	–		–	–
Transfers out of Level 3**	–		–	–

Balance as of December 31, 2013	$67,628,219	$–	$1,708,500	$35,329,841

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2013 was $(1,512,863) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of December 31, 2013, the Fund used unobservable inputs in determining the value of certain investments. As of December 31, 2013, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with a end of period value of $0 transferred from level 2 to level 3 in the disclosure hierarchy.

HIGH YIELD BOND FUND	BANK LOANS		CORPORATE BONDS	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2013	$3,836,574	***	$658,775	$29
Realized (loss)	(3,802,577)		(542,167)	–
Change in unrealized appreciation/(depreciation)*	(33,997)		238,460	(28)
Purchases	–		–	–
Sales	–		(292,443)	–
Transfers into Level 3**	–			–
Transfers out of Level 3**	–			–

Balance as of December 31, 2013	$–	***	$62,625	$1

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2013 was $204,435 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of December 31, 2013, the Fund used unobservable inputs in determining the value of certain investments. As of December 31, 2013, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with a end of period value of $0 transferred from level 2 to level 3 in the disclosure hierarchy.

*** As of December 31, 2013 and March 31, 2013, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

N-Q Report December 2013 / 131

Notes to Financial Statements (Unaudited) (Continued)

UNCONSTRAINED BOND FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2013	$703,410	$118,466
Realized (loss)	(42,204)	(13,599)
Change in unrealized (depreciation)*	(420)	(6,011)
Purchases	—	—
Sales	(660,786)	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of December 31, 2013	$—	$98,856

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2013 was $0 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of December 31, 2013, the Fund used unobservable inputs in determining the value of certain investments. As of December 31, 2013, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with a end of period value of $0 transferred from level 2 to level 3 in the disclosure hierarchy.

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	BANK LOANS		CORPORATES	MORTGAGE-BACKED SECURITIES	PREFERRED STOCK SECURITIES

Balance as of April 1, 2013	$3,327,677	$–	***	$29,375	$353	$1
Realized (loss)	(361,471)	–		(26,715)	–	–
Change in unrealized appreciation/ (depreciation)*	(20,619)	–		11,750	84	2,892
Purchases	–	–		–	–	–
Sales	(883,055)	–		(14,410)	(37)	(2,893)
Transfers into Level 3**	–	–		–	–	–
Transfers out of Level 3**	–	–		–	–	–

Balance as of December 31, 2013	$2,062,532	$–	***	$–	$400	$–

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2013 was $0 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of December 31, 2013, the Fund used unobservable inputs in determining the value of certain investments. As of December 31, 2013, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with a end of period value of $0 transferred from level 2 to level 3 in the disclosure hierarchy.

*** As of December 31, 2013 and March 31, 2013, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

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Notes to Financial Statements (Unaudited) (Continued)

ALPHATRAK 500 FUND	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2013	$40,800	$102,790
Realized (loss)	–	(14,436)
Change in unrealized appreciation*	–	23,431
Purchases	–	–
Sales	–	–
Transfers into Level 3**	–	–
Transfers out of Level 3**	–	–

Balance as of December 31, 2013	$40,800	$111,785

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2013 was $23,431 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of December 31, 2013, the Fund used unobservable inputs in determining the value of certain investments. As of December 31, 2013, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with a end of period value of $0 transferred from level 2 to level 3 in the disclosure hierarchy.

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2013, are as follows:

STRATEGIC INCOME FUND	FAIR VALUE AT 12/31/2013	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$2,062,532	Methods of Comparables/Consensus Pricing	Offered Quote	20.00 - 100.01	97.51
Mortgage-Backed Securities- Non-Agency	$400	Methods of Comparables/Consensus Pricing	Offered Quote	0.03 - 8.00	8.00

ALPHATRAK 500 FUND	FAIR VALUE AT 12/31/2013	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Corporate Securities	$40,800	Methods of Comparables/Consensus Pricing	Offered Quote	51.00	51.00
Mortgage-Backed Securities- Non Agency	$111,785	Methods of Comparables/Consensus Pricing	Offered Quote	1.47	1.47

* The Methods of Comparables/Consensus Pricing valuation technique for Level 3 securities involves gathering observable and unobservable data related to securities that exhibit characteristics that are comparable to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security. Such observable and unobservable data may include offered quotes (prices offered to the Fund by potential buyers in the market), broker quotes, and vendor prices for the comparable securities.

Level 3 Valuation Process:

Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Fund’s Pricing Committee in accordance with procedures approved by the Board of Trustees, and under the general oversight of the Board of Trustees. The Fund’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Fund’s Pricing Committee reports to the Board of Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Chief Risk Officer, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board of Trustees may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

N-Q Report December 2013 / 133

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments Categorized by Risk Exposure:

The following is a summary of the location of derivative instruments on the Funds’ statements of assets and liabilities as of December 31, 2013:

LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES

DERIVATIVE TYPE	ASSET DERIVATIVES	LIABILITY DERIVATIVES

Interest rate contracts	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Premiums paid for swap contracts	Premiums received on swap contracts

	Receivable for daily variation margin	Payable for daily variation margin

Credit contracts	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Premiums paid for swap contracts	Premiums received for swap contracts

Equity contracts	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Premiums paid for swap contracts	Premiums received for swap contracts

	Receivable for daily variation margin	Payable for daily variation margin

Written swaptions	Options written receivable	Options written at value

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of December 31, 2013:

		ASSET DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND

Interest contracts:
Futures[1]	$–	$–	$75,092	$4,204,602
Swaps	–	–	197,386	103,339,846

Total	$–	$–	$272,478	$107,544,448

			ASSET DERIVATIVE INVESTMENTS

	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	FLOATING RATE INCOME FUND*	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit contracts:
Swaps	$–	$58,644	$–	$–	$–
Equity contracts:
Futures[1]	–	–	–	–	88,939
Interest contracts:
Futures[1]	–	1,226,930	–	–	–

Total	$–	$1,285,574	$–	$–	$88,939

1 Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments.

* The Floating Rate Income Fund commenced operations on June 28, 2013.

134 / N-Q Report December 2013

Notes to Financial Statements (Unaudited) (Continued)

		LIABILITY DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Credit contracts:
Swaps	$–	$ –	$ –	$ (453,680)
Interest contracts:
Futures[1]	–	–	–	(12,438,463)
Swaps	–	–	–	(54,386,103)
Swaptions	–	(678,929)	(1,309)	(70,356)
Total	$–	$(678,929)	$(1,309)	$(67,348,602)

1Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments. *The Floating Rate Income Fund commenced operations on June 28, 2013.

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National MortgageAssociation (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various

N-Q Report December 2013 / 135

Notes to Financial Statements (Unaudited) (Continued)

priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the six months ended December 31, 2013, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of that Fund’s assets. The High Yield Bond Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At December 31, 2013, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own.The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended December 31, 2013, the High Yield Bond Fund received in-kind payments with respect to PIK securities was $1,049,413.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned

136 / N-Q Report December 2013

Notes to Financial Statements (Unaudited) (Continued)

upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master RepurchaseAgreements (MRA) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of December 31, 2013, the Low Duration Bond Fund held repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under Master Repurchase Agreements (MRA), which permit a Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. There were no reverse repurchase agreements for the period ended December 31, 2013.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the advisor’s current market perspectives.Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits.The market value of these instruments, realized and changes in unrealized gains and losses, the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value.A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the

N-Q Report December 2013 / 137

Notes to Financial Statements (Unaudited) (Continued)

Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of December 31, 2013, the Funds did not hold any options.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts -The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement. As of December 31, 2013, the Funds did not hold any foreign currency exchange contracts.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may

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Notes to Financial Statements (Unaudited) (Continued)

have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2013, for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments.These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.At December 31, 2013, the Low Duration Bond Fund, the Intermediate Bond Fund, and the Total Return Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages.The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the statements of assets and liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the statements of assets and liabilities and the statements of operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller.At December 31, 2013, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the statements of assets and liabilities.

N-Q Report December 2013 / 139

Notes to Financial Statements (Unaudited) (Continued)

3.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

   At March 31, 2013, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2014	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018	EXPIRING IN 2019	NON-EXPIRING AMOUNTS*
Ultra Short Bond Fund	$ –	$ 171,312	$ 1,489,245	$ 17,068,161	$ 14,894,875	$110,083,524	$ 3,025,438
Low Duration Bond Fund	5,831,064	–	–	99,373,584	21,084,552	42,394,541	49,502,792
Strategic Income Fund	–	–	6,866,611	47,852,416	18,806,808	41,914,736	6,810,067
AlphaTrak 500 Fund	–	–	–	65,155,560	15,892,244	12,617,196	–

*

Under the recently enacted Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment. All such losses are long term in character.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CRS filing atwww.sec.gov.

140 / N-Q Report December 2013

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer (principal executive officer)

Date	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer (principal executive officer)

Date	February 24, 2014

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer (principal financial officer)

Date	February 24, 2014

* Print the name and title of each signing officer under his or her signature.